As filed with the Securities and Exchange Commission on August 9, 2001

                                              1933 Act Registration No. 33-87244
                                              1940 Act Registration No. 811-8894

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.                                   [ ]
         Post-Effective Amendment No.   25                             [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.    26                                           [X]

JNL SERIES TRUST
--------------------------------------------------------------------------------
         (Exact Name of Registrant as Specified in Charter)

1 Corporate Way, Lansing, Michigan          48951
--------------------------------------------------------------------------------
         (Address of Principal Executive Offices)    (Zip Code)

Registrant's Telephone Number, including Area Code:  (517) 381-5500
--------------------------------------------------------------------------------
Patrick W. Garcy, Esq.                      with a copy to:
JNL Series Trust
Assistant Vice President &                  Blazzard, Grodd & Hasenauer P.C.
Associate General Counsel                   P.O. Box 5108
1 Corporate Way                             Westport, Connecticut  06881
Lansing, Michigan  48951
                     (Name and Address of Agent for Service)

It is proposed that this filing will become  effective  (check  appropriate box)

         immediately upon filing pursuant to paragraph (b)
 ---
         on May 1, 2001  pursuant to  paragraph  (b)
 ---
         60 days after filing pursuant to paragraph (a)(1)
 ---
         on  (date)pursuant  to paragraph (a)(1)
 ---
  X      75 days after filing  pursuant to paragraph  (a)(2)
 ---
         on (date)  pursuant to paragraph (a)(2) of Rule 485.
 ---
         This  post-effective  amendment  designates a new effective  date for a
 ---     previously filed post-effective amendment.

                                JNL SERIES TRUST
                    REFERENCE TO ITEMS REQUIRED BY FORM N-1A

                                                 Caption in Prospectus or
                                                 Statement of Additional
                                                 Information relating to
N-1A Item                                        each Item
---------                                        -------------------------------

Part A.  Information Required in a Prospectus    Prospectus

1.   Front and Back Cover Pages                  Front and Back Cover Pages

2.   Risk/Return Summary:  Investments,          About the Series of the Trust
     Risks, and Performance

3.   Risk/Return Summary:  Fee Table             Not Applicable

4.   Investment Objectives, Principal            About the Series of the Trust
     Investment Strategies, and Related Risks

5.   Management's Discussion of Fund             Not Applicable
     Performance

6.   Management, Organization and Capital        Management of the Trust;
     Structure                                   About the Series of the Trust

7.   Shareholder Information                     Investment of Trust Shares;
                                                 Share Redemption; Tax Status

8.   Distribution Arrangements                   The Distributor; Brokerage
                                                 Enhancement Plan

9.   Financial Highlights Information            Financial Highlights


         Information Required in a Statement     Statement of
Part B.  of Additional Information               Additional Information

10.  Cover Page and Table Of Contents            Cover Page and Table of
                                                 Contents

11.  Fund History                                General Information and History

12.  Description of the Fund and Its             Common Types of Investments and
     Investments and Risks                       Management Practices;
                                                 Additional Risk Considerations;
                                                 Investment Restrictions
                                                 Applicable to All Series


13.  Management of the Fund                      Management of the Trust

14.  Control Persons and Principal Holders       Management of the Trust
     of Securities

15.  Investment Advisory and Other Services      Investment Advisory and Other
                                                 Services

16.  Brokerage Allocation and Other Practices    Investment Advisory and Other
                                                 Services

17.  Capital Stock and Other Securities          Purchases, Redemptions and
                                                 Pricing of Shares; Additional
                                                 Information

18.  Purchase, Redemption and Pricing of         Purchases, Redemptions and
     Shares                                      Pricing of Shares

19.  Taxation of the Fund                        Tax Status

20.  Underwriters                                The Distributor; Brokerage
                                                 Enhancement Plan
21.  Calculation of Performance Data             Performance

22.  Financial Statements                        Financial Statements

Part C.

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Amendment to the Registration Statement.

                               JNL(R) SERIES TRUST

                                   PROSPECTUS

                                 ________, 2001

                               JNL(R) SERIES TRUST
                    1 Corporate Way o Lansing, Michigan 48951

This Prospectus provides you with the basic information you should know before investing in the JNL Series Trust (Trust).

The shares of the Trust are sold to life insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies. Shares of the Trust may also be sold directly to qualified retirement plans. The Trust currently offers shares in the following separate Series, each with its own investment objective.

JNL/Alger Growth Series
JNL/Alliance Growth Series
JNL/Eagle Core Equity Series
JNL/Eagle SmallCap Equity Series

JNL/J.P. Morgan Enhanced S&P 500 Stock Index Series
JNL/J.P. Morgan International & Emerging Markets Series
JNL/Janus Aggressive Growth Series
JNL/Janus Balanced Series
JNL/Janus Capital Growth Series
JNL/Janus Growth & Income Series
JNL/Oppenheimer Global Growth Series
JNL/Oppenheimer Growth Series
JNL/PIMCO Total Return Bond Series
JNL/Putnam Growth Series
JNL/Putnam International Equity Series
JNL/Putnam Midcap Growth Series
JNL/Putnam Value Equity Series
JNL/S&P Conservative Growth Series I
JNL/S&P Moderate Growth Series I
JNL/S&P Aggressive Growth Series I
JNL/S&P Very Aggressive Growth Series I
JNL/S&P Equity Growth Series I
JNL/S&P Equity Aggressive Growth Series I
JNL/S&P Conservative Growth Series II
JNL/S&P Moderate Growth Series IIJNL/S&P Aggressive Growth Series II JNL/S&P Very Aggressive Growth Series II
JNL/S&P Equity Growth Series II
JNL/S&P Equity Aggressive Growth Series II
JNL/S&P Conservative Growth Series
JNL/S&P Moderate Growth Series
JNL/S&P Aggressive Growth Series
JNL Enhanced Intermediate Bond Index Series
JNL International Index Series
JNL Russell 2000 Index Series
JNL S&P 500 Index Series
JNL S&P MidCap Index Series
AIM/JNL Large Cap Growth Series
AIM/JNL Small Cap Growth Series
AIM/JNL Value II Series
Lazard/JNL Mid Cap Value Series
Lazard/JNL Small Cap Value Series
PPM America/JNL Balanced Series
PPM America/JNL High Yield Bond Series
PPM America/JNL Money Market Series
Salomon Brothers/JNL Balanced Series
Salomon Brothers/JNL Global Bond Series
Salomon Brothers/JNL High Yield Bond Series
Salomon Brothers/JNL U.S. Government & Quality Bond Series
T. Rowe Price/JNL Established Growth Series
T. Rowe Price/JNL Mid-Cap Growth Series
T. Rowe Price/JNL Value Series

The Securities and Exchange Commission has not approved or disapproved the Trust's securities, or determined whether this prospectus is accurate or complete. It is a criminal offense to state otherwise.


"Standard & Poor's(R)", "S&P(R)", "S&P 500(R)", "Standard & Poor's 500", "S&P MidCap 400 Index" and "Standard & Poor's 400 Index" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Jackson National Life Insurance Company. The JNL/J.P. Morgan Enhanced S&P 500 Stock Index Series, JNL S&P 500 Index Series and JNL S&P MidCap Index Series are not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Series. Among the fund options considered are index funds based on the S&P 500 and other indexes that are published by S&P's affiliate. This affiliate typically receives license fees from the issuers of such funds, some of which may be based on the amount of assets invested in the fund. Please see the Statement of Additional Information which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P. For more detailed information about the Trust and the Series, see the Trust's Statement of Additional Information (SAI), which is incorporated by reference into this prospectus.

                                                  ---------------

                                TABLE OF CONTENTS

I.   About the Series of the Trust................................1

INCLUDES A DESCRIPTION OF EACH SERIES, ITS INVESTMENT STRATEGIES AND PRINCIPAL RISKS; HISTORIC PERFORMANCE; PERFORMANCE MEASURED AGAINST A RELEVANT BENCHMARK; HIGHEST AND LOWEST PERFORMING QUARTERS; EXPENSES; AND MANAGEMENT OF THE SERIES.

II.  Management of the Trust......................................

MANAGEMENT OF THE SERIES; SERIES EXPENSES; SUB-ADVISORY ARRANGEMENTS; INVESTMENT OF TRUST SHARES; SHARE REDEMPTION; AND TAX STATUS.

III. Financial Highlights..........................................

THE FINANCIAL HIGHLIGHTS TABLES WILL HELP YOU UNDERSTAND A SERIES' FINANCIAL PERFORMANCE FOR THE PAST FIVE YEARS, OR FOR THE SHORTER LIFE OF THE SERIES.

                          ABOUT THE SERIES OF THE TRUST

JNL/Alger Growth Series

Investment Objective. The investment objective of the JNL/Alger Growth Series is long-term capital appreciation.


Principal Investment Strategies. The Series seeks to achieve its objective by investing at least 65% in a diversified portfolio of equity securities - common stock, preferred stock, and securities convertible into or exchangeable for common stock - of large companies which trade on U.S. exchanges or in the U.S. over-the-counter market. The Series considers a large company to be one that, at the time its securities are acquired by the Series, has a market capitalization of $1 billion or more. These companies typically have broad product lines, markets, financial resources and depth of management.


To provide flexibility to take advantage of investment opportunities, the Series may hold a portion of its assets in money market investments and repurchase agreements.

Principal Risks of Investing in the Series. An investment in the Series is not guaranteed. As with any mutual fund, the value of the Series' shares will change and you could lose money by investing in the Series. A variety of factors may influence its investment performance, such as:

          o Market risk. Because the Series invests in U.S. traded equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

          o Growth investing risk. Growth companies usually invest a high portion of earnings in their businesses, and may lack the dividends of value stocks that can cushion prices in a falling market. Also, earnings disappointments often lead to sharp declines in prices because investors buy growth stocks in anticipation of superior earnings growth.

In addition, the performance of the Series depends on the sub-adviser's ability to effectively implement the investment strategies of the Series.

Performance. The bar chart and table below show the past performance of the Series' shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Series' annual returns and compares them to a broad based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Series' returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce the Series' performance. As with all mutual funds, the Series' past performance does not necessarily indicate how it will perform in the future.

Annual Total Returns as of December 31

13.41%            26.20%            45.66%           33.80%            -13.44%
[Insert Chart]
1996              1997              1998             1999              2000

In the periods shown in the chart, the Series' highest quarterly return was 25.65% (4th quarter of 1998) and its lowest quarterly return was -14.12% (4th quarter of 2000).

Average Annual Total Returns as of December 31, 2000
----------------------------------------------------
                           1 year               5 year          Life of Series*

JNL/Alger Growth Series    -13.44%               19.24%               18.04%
S&P 500 Index               -9.10%               18.28%               19.63%

The S&P 500 Index is a broad-based, unmanaged index. * The Series began operations on October 16, 1995.

Shareholder Transaction Expenses (fees paid directly from your investment)
  Maximum Sales Load Imposed on Purchases                   None
  Maximum Sales Load Imposed on Reinvested Dividends        None
  Deferred Sales Load                                       None
  Redemption Fee                                            None
  Exchange Fee                                              None

Expenses. The table below shows certain expenses you will incur as a Series investor, either directly or indirectly.

-------------------------------------------------------------------------------
Annual Series Operating Expenses
(expenses that are deducted from Series assets)
-------------------------------------------------------------------------------
Management/Administrative Fee                          1.07%
Distribution (12b-1) Fees*                             0.02%
Other Expenses                                            0%
-------------------------------------------------------------------------------
Total Series Annual Operating Expenses                 1.09%
-------------------------------------------------------------------------------

* As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accordance with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Series. The distribution fee noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

Expense Example. This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Qualified Plan. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Series. The example also assumes that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------
Expense Example
--------------------------------------------------------------------------
1 Year                                             $111
--------------------------------------------------------------------------
3 Years                                            $347
--------------------------------------------------------------------------
5 Years                                            $601
--------------------------------------------------------------------------
10 Years                                         $1,329
--------------------------------------------------------------------------

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Series. The Series may take a temporary, defensive position by investing up to all of its assets in debt securities (typically of a high grade), cash equivalents and repurchase agreements. Taking a defensive position may reduce the potential for appreciation in the Series' portfolio.

The Series may actively trade securities in seeking to achieve its objective. Doing so may increase transaction costs, which may reduce performance.

The SAI has more information about the Series' authorized investments and strategies, as well as the risks and restrictions that may apply to them.

Sub-Adviser and Portfolio Management. The sub-adviser to the JNL/Alger Growth Series is Fred Alger Management, Inc. (Alger Management), which is located at 1 World Trade Center, Suite 9333, New York, New York 10048. Alger Management is generally engaged in the business of rendering investment advisory services to institutions and, to a lesser extent, individuals and has been so engaged since 1964.

David D. Alger, President and Chief Investment Officer of Alger Management, is primarily responsible for the day-to-day management of the Series. He has been employed by Alger Management as Executive Vice President and Director of Research since 1971, and as President since 1995. He serves as portfolio manager for other mutual funds and investment accounts managed by Alger Management. Ronald Tartaro also participates in the management of the Series. Mr. Tartaro has been employed by Alger Management as a senior research analyst since 1990 and as a Senior Vice President since 1995. Mr. Alger and Mr. Tartaro have had responsibility for the day-to-day management of the Series since the inception of the Series.

JNL/Alliance Growth Series

Investment Objective. The investment objective of the JNL/Alliance Growth Series is long-term growth of capital.

Principal Investment Strategies. The Series seeks to achieve its objective by investing primarily in a diversified portfolio of common stocks or securities with common stock characteristics that the sub-adviser believes have the potential for capital appreciation., which include securities convertible into or exchangeable for common stock. In selecting equity securities, the sub-adviser considers a variety of factors, such as an issuer's current and projected revenue, earnings, cash flow and assets, as well as general market conditions. Because the Series holds securities selected for growth potential rather than protection of income, the value of the Series' portfolio may be more volatile in response to market changes than it would be if the Series held income-producing securities.

The Series invests primarily in high-quality U.S. companies, generally those of large market capitalization. The Series may invest a portion of its assets in foreign securities. The potential for appreciation of capital is the basis for investment decisions. Whatever income the Series' investments generate is incidental to the objective of capital growth.

Principal Risks of Investing in the Series. An investment in the Series is not guaranteed. As with any mutual fund, the value of the Series' shares will change and you could lose money by investing in the Series. A variety of factors may influence its investment performance, such as:

          o Market risk. Because the Series invests in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

          o Growth investing risk. Growth companies usually invest a high portion of earnings in their businesses, and may lack the dividends of value stocks that can cushion prices in a falling market. Also, earnings disappointments often lead to sharp declines in prices because investors buy growth stocks in anticipation of superior earnings growth.

          o Foreign investing risk. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid securities markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Series' performance to fluctuate more than if it held only U.S. securities.

          o Derivatives risk. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Series' sub-advisers must correctly predict the price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. The value of derivatives may rise or fall more rapidly than other investments, which may increase the volatility of the Series depending on the nature and extent of the derivatives in the Series' portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.


In addition, the performance of the Series depends on the sub-adviser's ability to effectively implement the investment strategies of the Series.

Performance. The bar chart and table below show the past performance of the Series' shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Series' annual returns and compares them to a broad based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Series' returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce the Series' performance. As with all mutual funds, the Series' past performance does not necessarily indicate how it will perform in the future.

Annual Total Returns as of December 31

28.23    -17.59%
[Insert Chart]
1999     2000

In the period shown in the chart, the Series' highest quarterly return was 17.69% (4th quarter of 1999) and its lowest quarterly return was -14.19% (4th quarter of 2000).

Average Annual Total Returns as of December 31, 2000
----------------------------------------------------
                                              1 year           Life of Series*
JNL/Alliance Growth Series                    -17.59%               12.68%
S&P 500 Index                                  -9.10%                9.83%

The S&P 500 Index is a broad-based, unmanaged index. *The Series began operations on March 2, 1998.

Shareholder Transaction Expenses (fees paid directly from your investment)
  Maximum Sales Load Imposed on Purchases                 None
  Maximum Sales Load Imposed on Reinvested Dividends      None
  Deferred Sales Load                                     None
  Redemption Fee                                          None
  Exchange Fee                                            None

-------------------------------------------------------------------------------
Annual Series Operating Expenses
(expenses that are deducted from Series assets)
-------------------------------------------------------------------------------
Management/Administrative Fee                          0.87%
Distribution (12b-1) Fees*                             0.02%
Other Expenses                                            0%
-------------------------------------------------------------------------------
Total Series Annual Operating Expenses                 0.89%
-------------------------------------------------------------------------------

* As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accordance with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the should be reflected as distribution expenses of the Series. The distribution fee noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

Expense Example. This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Qualified Plan. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Series. The example also assumes that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

---------------------------------------------------------------------------
Expense Example
---------------------------------------------------------------------------
1 Year                                              $91
---------------------------------------------------------------------------
3 Years                                            $284
---------------------------------------------------------------------------
5 Years                                            $493
---------------------------------------------------------------------------
10 Years                                         $1,096
---------------------------------------------------------------------------

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Series. The Series may use derivative instruments, such as futures contracts, options and forward currency contracts, for hedging and risk management. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency markets.

The Series may take a temporary, defensive position by investing a substantial portion of its assets in U.S. government securities, cash, cash equivalents and repurchase agreements. Taking a defensive position may reduce the potential for appreciation in the Series' portfolio. The Series may actively trade securities in seeking to achieve its objective. Doing so may increase transaction costs, which may reduce performance. The SAI has more information about the Series' authorized investments and strategies, as well as the risks and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The sub-adviser to the JNL/Alliance Growth Series is Alliance Capital Management L.P. (Alliance), with principal offices at 1345 Avenue of the Americas, New York, New York 10105. Alliance is a major international investment manager whose clients primarily are major corporate employee benefit funds, investment companies, foundations, endowment funds and public employee retirement systems.

James G. Reilly, Executive Vice President of Alliance, and Syed Hasnain, Senior Vice President and Large Cap Growth Portfolio Manager of Alliance, share the responsibility for the day-to-day management of the Series. Mr. Reilly joined Alliance in 1984. Mr. Hasnain joined Alliance in 1993. Mr. Reilly has had responsibility for the day-to-day management of the Series since the inception of the Series. Mr. Hasnain has shared responsibility for the day-to-day management of the Series since January 1999.

JNL/Eagle Core Equity Series

Investment Objective. The investment objective of the JNL/Eagle Core Equity Series is long-term capital appreciation and, secondarily, current income.

Principal Investment Strategies. The Series seeks to achieve its objective by investing at least 65% of total assets in a diversified portfolio of common stock of U.S. companies that meet the criteria for one of three separate equity strategies: the growth equity strategy, the value equity strategy and the equity income strategy.

          o Under the growth equity strategy, the sub-adviser selects common stocks in part based on its opinions regarding the sustainability of the company's competitive advantage in the marketplace and the company's management team. The sub-adviser looks for securities of companies which have an exceptional management team and which have the potential to increase market share and drive earnings per share growth. If a particular stock appreciates to over 7% of the total assets of the portfolio, the sub-adviser typically will reduce the position to less than 7%. Generally, the sub-adviser will sell a stock if its price appreciates to a level that the sub-adviser views as not sustainable or to purchase stock that the sub-adviser believes presents a better investment opportunity.

              The sub-adviser seeks securities of companies which:

                    -- have  projected  earnings  growth  and  return  on equity greater than 15%,

                    -- are dominant in their industries, and

                    -- have the  ability  to create  and  sustain a  competitive advantage.

          o Under the value equity strategy, the sub-adviser, like most value managers, looks for companies that are attractively priced either on a relative or absolute base. Such stocks typically have traditional value characteristics such as a low price-to-earnings ratio, low price-to-cash flow ratio, low price-to-sales ratio and low price-to-book value ratio. Further fundamental research is then used to screen the universe of medium and large capitalization companies to identify those stocks that exhibit many or all of the following characteristics:

               o poised to experience earnings growth in response to cyclical fluctuations in the economy,

               o presence of a catalyst to "unlock" unrealized value and stimulate investor interest, such as a new product line or management change,

               o strong management,

               o well-defined company strategy,

               o financial stability, and

               o positive stock outlook.

The sub-adviser will typically sell a security if the security reaches its target price, negative changes occur with respect to the issuer or its industry, or there is a significant change in one or more of the characteristics applicable to the security's selection. However, the Series may continue to hold equity securities that no longer meet the selection criteria but that the sub-adviser deems suitable investments in view of the Series' investment objective.

          o Under the equity income strategy, the sub-adviser invests primarily in medium to large capitalization stocks with above-average dividend yields and rising dividends, seeking to provide both income and growth. The portfolio is diversified among common stocks, convertible bonds, convertible preferred stocks and Real Estate Investment Trusts. Securities in the portfolio often have value the sub-adviser believes is not fully recognized in the general market.

The sub-adviser divides the Series' assets among each of these three strategies, with about 40% of the assets allocated to each of the growth equity and value equity strategies and about 20% to the equity income strategy.

Under normal market conditions, the Series invests at least 65% of its assets in the common stock of U.S. companies and may invest the balance in other securities, such as common stock of foreign issuers, corporate debt obligations, U.S. Government securities, preferred stock, convertible stock, warrants and rights to buy common stock, real estate investment trusts, repurchase agreements and money market instruments. Investing in foreign securities presents additional risks, such as those related to currency fluctuations and adverse political or economic conditions affecting a foreign country. Although the Series emphasizes investment-grade securities (or unrated securities that the sub-adviser deems to be of comparable quality), the Series may invest in non-investment-grade securities. A non-investment grade security may fluctuate more in value, and present a greater risk of default, than a higher-rated security.

Principal Risks of Investing in the Series. An investment in the Series is not guaranteed. As with any mutual fund, the value of the Series' shares will change and you could lose money by investing in the Series. A variety of factors may influence its investment performance, such as:

          o Market risk. Because the Series invests primarily in stocks of U.S. companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

          o Growth investing risk. Growth companies usually invest a high portion of earnings in their businesses, and may lack the dividends of value stocks that can cushion prices in a falling market. Also, earnings disappointments often lead to sharp declines in prices because investors buy growth stocks in anticipation of superior earnings growth.

          o Derivatives risk. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Series' sub-advisers must correctly predict the price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. The value of derivatives may rise or fall more rapidly than other investments, which may increase the volatility of the Series depending on the nature and extent of the derivatives in the Series' portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.

          o Valueinvesting risk. The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

In addition, the performance of the Series depends on the sub-adviser's ability to effectively implement the investment strategies of the Series.

Performance. The bar chart and table below show the past performance of the Series' shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Series' annual returns and compares them to a broad based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Series' returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce the Series' performance. As with all mutual funds, the Series' past performance does not necessarily indicate how it will perform in the future.

Annual Total Returns as of December 31

32.35%            16.54%            23.55%           0.28%
[Insert Chart]
1997              1998              1999             2000

In the periods shown in the chart, the Series' highest quarterly return was 18.43% (4th quarter of 1998) and its lowest quarterly return was -10.99% (3rd quarter of 1998).

Average Annual Total Returns as of December 31,2000
---------------------------------------------------
                                         1 year              Life of Series*
JNL/Eagle Core Equity Series               0.28%                 17.98%
S&P 500 Index                             -9.10%                 18.25%

The S&P 500 Index is a broad-based, unmanaged index. * The Series began operations on September 16, 1996.

Shareholder Transaction Expenses (fees paid directly from your investment)
  Maximum Sales Load Imposed on Purchases                     None
  Maximum Sales Load Imposed on Reinvested Dividends          None
  Deferred Sales Load                                         None
  Redemption Fee                                              None
  Exchange Fee                                                None

Expenses. The table below shows certain expenses you will incur as a Series investor, either directly or indirectly.

----------------------------------------------------------------------------
Annual Series Operating Expenses
(expenses that are deducted from Series assets)
----------------------------------------------------------------------------
Management/Administrative Fee                            0.97%
Distribution (12b-1) Fees*                               0.04%
Other Expenses                                              0%
----------------------------------------------------------------------------
Total Series Annual Operating Expenses                   1.01%
----------------------------------------------------------------------------

* As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accordance with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Series. The distribution fee noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

Expense Example. This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Qualified Plan. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Series. The example also assumes that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

-----------------------------------------------------------------------------
Expense Example
-----------------------------------------------------------------------------
1 Year                                               $103
-----------------------------------------------------------------------------
3 Years                                              $322
-----------------------------------------------------------------------------
5 Years                                              $558
-----------------------------------------------------------------------------
10 Years                                           $1,236
-----------------------------------------------------------------------------



Additional Information About the Other Investment Strategies, Other Investments and Risks of the Series.

The Series may also use derivative instruments, such as options, futures contracts and indexed securities, which are subject to transaction costs and certain risks, such as unanticipated changes in securities prices.

For temporary defensive purposes during actual or anticipated periods of general market decline, the Series may invest up to 100% of its assets in high-grade money market instruments, including U.S. Government securities, and repurchase agreements secured by such instruments, as well as other high-quality debt securities. Taking a defensive position may reduce the potential for appreciation in the Series' portfolio.

The SAI has more information about the Series' authorized investments and strategies, as well as the risks and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The sub-adviser to the JNL/Eagle Core Equity Series is Eagle Asset Management, Inc. (Eagle), 880 Carillon Parkway, St. Petersburg, Florida 33716. Eagle is a wholly owned subsidiary of Raymond James Financial, Inc. Eagle and its affiliates provide a wide range of financial services to retail and institutional clients.

In its capacity as sub-adviser, Eagle supervises and manages the investment portfolio of the Series. Mr. Ashi Parikh, Managing Director and Portfolio Manager, is responsible for the day-to-day management of the growth equity strategy. Mr. Parikh joined Eagle in April 1999, after serving as Managing Director at Banc One Investment Advisers in Columbus, Ohio. Mr. Ed Cowart,
Managing Director and Portfolio Manager, is responsible for the day-to-day management of the value equity strategy. Mr. Cowart joined Eagle in August 1999, after serving as Managing Director at Banc One Investment Advisors in Columbus, Ohio. Mr. Lou Kirschbaum, Managing Director and Portfolio Manager and Mr. David Blount, Portfolio Manager, as co-managers, are responsible for the day-to-day management of the equity income strategy. They have been responsible for the equity income strategy since the inception of the Series. Mr. Kirschbaum has been with Eagle since 1986, and Mr. Blount joined Eagle in 1993.

JNL/Eagle SmallCap Equity Series

Investment Objective. The investment objective of the JNL/Eagle SmallCap Equity Series is long-term capital appreciation.

Principal Investment Strategies. The Series seeks to achieve its objective by investing at least 65% of its total assets in a diversified portfolio of equity securities of domestic small capitalization companies, i.e., companies which, at the time of purchase, typically have a market capitalization of approximately $1 billion. The sub-adviser employs a bottom-up approach to identify rapidly growing, under-researched small capitalization companies that appear to be undervalued in relation to their long term earnings growth rate or asset value. The sub-adviser generally invests in companies which have accelerating earnings, reasonable valuations strong management that participates in the ownership of the company, reasonable debt, and a high or expanding return on equity. The Series' equity holdings consist primarily of common stocks, but may also include preferred stocks and investment grade securities convertible into common stocks and warrants.

Principal Risks of Investing in the Series. An investment in the Series is not guaranteed. As with any mutual fund, the value of the Series' shares will change and you could lose money by investing in the Series. A variety of factors may influence its investment performance, such as:

         o Market risk. Because the Series invests primarily in stocks of U.S. companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

         o Small cap investing. Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones. The companies in which the Series is likely to invest have limited product lines, markets or financial resources, or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. In addition, many small capitalization companies may be in the early stages of development. Accordingly, an investment in the Series may not be appropriate for all investors.

In addition, the performance of the Series depends on the sub-adviser's ability to effectively implement the investment strategies of the Series.

Performance. The bar chart and table below show the past performance of the Series' shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Series' annual returns and compares them to a broad based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Series' returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce the Series' performance. As with all mutual funds, the Series' past performance does not necessarily indicate how it will perform in the future.

Annual Total Returns as of December 31

27.64%            1.18%             19.27%           -13.25%
[Insert Chart]
1997              1998              1999             2000

In the periods shown in the chart, the Series' highest quarterly return was 29.40% (2nd quarter of 1999) and its lowest quarterly return was -23.92% (3rd quarter of 1998).

Average Annual Total Returns as of December 31, 2000
-----------------------------------------------------
                                               1 year           Life of Series*
JNL/Eagle SmallCap Equity Series              -13.25%                10.61%
Russell 2000 Index                             -2.92%                 9.54%

The Russell 2000 Index is a broad-based, unmanaged index. * The Series began operations on September 16, 1996.

Shareholder Transaction Expenses (fees paid directly from your investment)
  Maximum Sales Load Imposed on Purchases                       None
  Maximum Sales Load Imposed on Reinvested Dividends            None
  Deferred Sales Load                                           None
  Redemption Fee                                                None
  Exchange Fee                                                  None

Expenses. The table below shows certain expenses you will incur as a Series investor, either directly or indirectly.

------------------------------------------------------------------------
Annual Series Operating Expenses
(expenses that are deducted from Series assets)
------------------------------------------------------------------------
Management/Administrative Fee                             1.05%
Distribution (12b-1) Fees*                                0.02%
Other Expenses                                               0%
------------------------------------------------------------------------
Total Series Annual Operating Expenses                    1.07%
------------------------------------------------------------------------

* As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accordance with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Series. The distribution fee noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

Expense Example. This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Qualified Plan. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Series. The example also assumes that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

-------------------------------------------------------------------------
Expense Example
-------------------------------------------------------------------------
1 Year                                           $109
-------------------------------------------------------------------------
3 Years                                          $340
-------------------------------------------------------------------------
5 Years                                          $590
-------------------------------------------------------------------------
10 Years                                       $1,306
-------------------------------------------------------------------------

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Series. The JNL/Eagle SmallCap Equity Series may also invest in American Depositary Receipts of U.S. traded foreign issuers, U.S. Government securities, repurchase agreements and other short-term money market instruments.

For temporary, defensive purposes during actual or anticipated periods of general market decline, the Series may invest up to 100% of its assets in high-grade money market instruments, including U.S. Government securities, and repurchase agreements secured by such instruments, as well as other high-quality debt securities. Taking a defensive position may reduce the potential for appreciation in the Series' portfolio.

The SAI has more information about the Series' authorized investments and strategies, as well as the risks and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The sub-adviser to the JNL/Eagle SmallCap Equity Series is Eagle Asset Management, Inc. (Eagle), 880 Carillon Parkway, St. Petersburg, Florida 33716. Eagle and its affiliates provide a wide range of financial services to retail and institutional clients.

Bert L. Boksen, Managing Director and Portfolio Manager of Eagle, is responsible for the day-to-day management of the Series. Mr. Boksen joined Eagle in April 1995 and has portfolio management responsibilities for its small cap equity accounts. Prior to joining Eagle, Mr. Boksen was employed for 16 years by Raymond James & Associates, Inc. in its institutional research and sales department. While employed by Raymond James & Associates, Inc., Mr. Boksen served as co-head of Research, Chief Investment Officer and Chairman of the Raymond James & Associates, Inc. Focus List Committee. Mr. Boksen has had responsibility for the day-to-day management of the Series since the inception of the Series.

JNL/J.P. Morgan Enhanced S&P 500 Stock Index Series

Investment Objective. The investment objective of the JNL/J.P. Morgan Enhanced S&P 500 Stock Index Series is to provide high total return from a broadly diversified portfolio of equity securities.

Principal Investment Strategies. The Series seeks to achieve its objective by investing primarily in a diversified portfolio of large- and medium-capitalization U.S. companies. At least 65% of its total assets will be invested, under normal market conditions, in stocks. The Series owns a large number of stocks within the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index), generally tracking the industry weighting of that Index. Within each industry, the Series modestly overweights stocks that the sub-adviser regards as undervalued or fairly valued and modestly underweights or does not hold stocks that the sub-adviser determines are overvalued. By so doing, the Series seeks returns that slightly exceed those of the S&P 500 Index over the long term with virtually the same level of volatility. The Series' foreign investments generally reflect the weightings of foreign securities in the S&P 500 Index.

         In managing the JNL/J.P. Morgan Enhanced S&P 500 Stock Index Series, the sub-adviser generally employs a three-step process:

          (i) based on its in-house research, the sub-adviser takes an in-depth look at company prospects over a relatively long period, often as much as five years, rather than focusing on near-term expectations. This approach is designed to provide insight into a company's real growth potential.

          (ii) the research findings allow the sub-adviser to rank the companies in each industry group according to their relative value. These valuation rankings are produced with the help of models that quantify the research team's findings.

          (iii) the sub-adviser buys and sells stocks for the Series according to the policies of the Series based on the sub-adviser's research and valuation rankings.

Principal Risks of Investing in the Series. An investment in the Series is not guaranteed. As with any mutual fund, the value of the Series' shares will change and you could lose money by investing in the Series. A variety of factors may influence its investment performance, such as:

          o Market risk. Because the Series invests in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

          o Derivatives risk. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Series' sub-advisers must correctly predict the price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. The value of derivatives may rise or fall more rapidly than other investments, which may increase the volatility of the Series depending on the nature and extent of the derivatives in the Series' portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.

In addition, the performance of the Series depends on the sub-adviser's ability to effectively implement the investment strategies of the Series.

Shareholder Transaction Expenses (fees paid directly from your investment)
  Maximum Sales Load Imposed on Purchases                       None
  Maximum Sales Load Imposed on Reinvested Dividends            None
  Deferred Sales Load                                           None
  Redemption Fee                                                None
  Exchange Fee                                                  None

Expenses. The table below shows certain expenses you will incur as a Series investor, either directly or indirectly.

--------------------------------------------------------------------------------
Annual Series Operating Expenses
(expenses that are deducted from Series assets)
--------------------------------------------------------------------------------
Management/Administrative Fee                           0.90%
Distribution (12b-1) Fees*                              0.01%
Other Expenses                                             0%
--------------------------------------------------------------------------------
Total Series Annual Operating Expenses                  0.91%
--------------------------------------------------------------------------------

* As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accordance with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Series. The distribution fee noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

Expense Example. This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Qualified Plan. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Series. The example also assumes that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
Expense Example
--------------------------------------------------------------------------------
1 Year                                                   $93
--------------------------------------------------------------------------------
3 Years                                                 $290
--------------------------------------------------------------------------------
5 Years                                                 $504
--------------------------------------------------------------------------------
10 Years                                              $1,120
--------------------------------------------------------------------------------

Performance. The bar chart and table below show the past performance of the Series' shares. The chart presents the returns since the inception of the Series. The table shows the Series' returns and compares them to a broad based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Series' returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce the Series' performance. As with all mutual funds, the Series' past performance does not necessarily indicate how it will perform in the future.

Annual Total Returns as of December 31
-11.38%
[Insert Chart]
2000

In the periods shown in the chart, the Series' highest quarterly return was 1.80% (1st quarter of 2000) and its lowest quarterly return was -7.81% (4th quarter of 2000).

Average Annual Total Returns as of December 31, 2000
-----------------------------------------------------
                                                1 year           Life of Series*
JNL/J.P. Morgan Enhanced S&P 500
      Stock Index Series                        -11.38%                -3.29%
S&P 500 Index                                    -9.10%                 0.29%

The S&P 500 Index is a broad-based, unmanaged index. * The Series began operations on May 16, 1999.

COMPARABLE PERFORMANCE

Private Account Performance Composite

The JNL/J.P. Morgan Enhanced S&P 500 Stock Index Series has substantially similar investment objectives, policies and investment strategies as certain Private Accounts. Each of these Private Accounts is managed by J.P. Morgan Investment Management Inc., the same Sub-Adviser which manages each of the corresponding Series.

The historical performance of each of these Private Accounts is shown below. This performance data should not be considered as an indication of future performance of the Series. The Private Account performance figures shown below:

          o do not reflect Contract fees or charges imposed by Jackson National Life. Investors should refer to the separate account prospectus for information describing the Contract fees and charges. These fees and charges will have a detrimental effect on Series performance.

The Series and Private Accounts are expected to hold similar securities. However, their investment results are expected to differ for the following reasons:

          o differences in asset size and cash flow resulting from purchases and redemptions of Series shares may result in different security selections

          o differences in the relative weightings of securities

          o differences in the price paid for particular portfolio holdings

          o differences relating to certain tax matters

          o differences in that such Accounts are not subject to certain investment limitations, diversification requirements and other restrictions imposed by federal tax and securities laws

However, the differences cited do not alter the conclusion that the funds have substantially similar investment objectives, policies and strategies.

The chart below shows performance information derived from historical composite performance of Private Accounts.

PRIVATE ACCOUNT
COMPOSITE PERFORMANCE FOR PERIODS ENDED 12/31/2000

----------------------------------------------------------------------
           Annualized Returns as of December 31, 2000
----------------------------------------------------------------------

----------- ------------------------------------ ---------------------
                Structured Stock Selection           S&P 500 Index
                         Composite
----------- ------------------------------------ ---------------------
1 Year                     -9.99                         -9.11
----------- ------------------------------------ ---------------------
3 Years                    12.48                         12.26
----------- ------------------------------------ ---------------------
5 Years                    18.74                         18.33
----------- ------------------------------------ ---------------------
10 Years                   18.50                         17.46
----------- ------------------------------------ ---------------------

Performance results represent the investment performance record for a size-weighted composite of similarly managed, unconstrained discretionary accounts following the Structured Stock Selection Strategy. The composite performance was calculated according to the requirements of the Association for Investment Management and Research. These requirements differ from those required by the Securities and Exchange Commission. The composite consists of private individual and institutional accounts. Hence, these accounts are not subject to investment limitations, diversification requirements, and other restrictions imposed on mutual funds by the 1940 Act and the Internal Revenue Code. The performance of the accounts might have been lower if they were subject to these extra restrictions. Note also that the performance shown would be lower upon taking into account charges assessed in connection with a variable annuity or variable life contract.

Composite returns reflect the deduction of the highest fee J.P. Morgan charges for the strategy. The fee deducted by J.P. Morgan is less than the fees of the Series. If the expenses of the Series had been deducted, the performance results would have been lower. Actual account performance will vary depending on the size of a portfolio and applicable fee schedule. Past performance does not guarantee future results.

The following is an example of the effect of compounded advisory fees over a period of time on the value of a client's portfolio: A portfolio with a beginning value of $100, gaining an annual return of 10% per annum would grow to $259 after 10 years, assuming no fees have been paid out. Conversely, a portfolio with a beginning value of $100, gaining an annual return of 10% per annum, but paying a fee of 1% per annum, would only grow to $235 after 10 years. The annualized returns over the 10 year time period are 10.00% (gross of fees) and 8.91% (net of fees). If the fee in the above example was 0.25% per annum, the portfolio would grow to $253 after 10 years and return 9.73% net of fees. The fees were calculated on a monthly basis, which shows the maximum effect of compounding.

A Series' performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have magnified performance impact on a Series with a small asset base. A Series may not experience similar performance as its assets grow.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Series. In general, the sub-adviser buys stocks that it identifies as undervalued and considers selling them when they appear overvalued. Along with attractive valuation, the Series' sub-adviser may consider other criteria, such as: catalysts that could trigger a rise in a stock's price; high potential reward compared to potential risk; and temporary mispricings caused by market overreactions. Under normal market conditions, the Series holds approximately 300 stocks and limits each stock's weight in the portfolio to be within +/- 1.0% of its weight in the S&P 500 Index.

The Series may invest up to 100% of its assets in investment-grade, short-term fixed-income securities during severe market downturns. Doing so may reduce the potential for appreciation in the Series' portfolio. The Series generally avoids short-term trading, except to take advantage of attractive or unexpected opportunities or to meet demands generated by shareholder activity. Active trading may increase transaction costs, which may reduce performance.

The Series may use derivative instruments, such as futures contracts, options, forward currency contracts and swaps, for hedging and risk management, i.e., to establish or adjust exposure to the equities market. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency markets.

The SAI has more information about the Series' authorized investments and strategies, as well as the risks and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The sub-adviser to the JNL/J.P. Morgan Enhanced S&P 500 Stock Index Series is J.P. Morgan Investment Management Inc. (J.P. Morgan), with principal offices at 522 Fifth Avenue, New York, New York 10036. J.P. Morgan and its affiliates offer a wide range of services to governmental, institutional, corporate and individual customers and act as investment adviser to individual and institutional customers.

Nanett Buziak, Vice President of J.P. Morgan, Timothy Devlin, Vice President of J.P. Morgan and Bernard Kroll, Managing Director of J.P. Morgan share the responsibility for the day to day management of the Series. Ms. Buziak has been with J.P. Morgan since March of 1997 and prior to that time was an index arbitrage trader and convertible bond portfolio manager at First Marathon America, Inc. Mr. Devlin has been at J.P. Morgan since July of 1996, and prior to that time was an equity portfolio manager at Mitchell Hutchins Asset Management Inc. Mr. Kroll has been with J.P. Morgan since August of 1996 and has had primary responsibility for the day to day management of the Series since its inception.

JNL/J.P. Morgan International & Emerging Markets Series

Investment Objective. The investment objective of the JNL/J.P. Morgan International & Emerging Markets Series is to provide high total return from a portfolio of equity securities of foreign companies in developed and, to a lesser extent, developing markets.

Principal Investment Strategies. The Series seeks to achieve its objective by investing primarily in a diversified portfolio of common stocks of non-U.S. companies in developed markets. At least 65% of its total assets will be invested, under normal market conditions, in equity securities of foreign issuers. The Series also invests in the equity securities of companies in developing countries or "emerging markets." The sub-adviser considers "emerging markets" to be any country generally considered to be an emerging or developing country by the World Bank, the International Finance Corporation or the United Nations or its authorities. An issuer in an emerging market is one that: (i) has its principal securities trading market in an emerging market country; (ii) is organized under the laws of an emerging market; (iii) derives 50% or more of its total revenue from either goods produced, sales made or services performed in emerging markets; or (iv) has at least 50% of its assets located in emerging markets.

The Series focuses its emerging market investments in those countries which the sub-adviser believes have strongly developing economies and in which the markets are becoming more sophisticated.

Principal Risks of Investing in the Series. An investment in the Series is not guaranteed. As with any mutual fund, the value of the Series' shares will change and you could lose money by investing in the Series. A variety of factors may influence its investment performance, such as:

          o Market risk. Because the Series invests in stocks of foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

          o Foreign investing risk. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Series' performance to fluctuate more than if it held only U.S. securities.

          o Emerging markets risk. The Series may invest a portion of its assets in securities of issuers in emerging markets, which involves greater risk. Emerging market countries typically have economic and political systems that are less fully developed, and likely to be less stable, than those of more advanced countries. Emerging market countries may have policies that restrict investment by foreigners, and there is a higher risk of a government taking private property. Low or nonexistent trading volume in securities of issuers in emerging markets may result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than are companies in developed markets.

          o Currency risk. The value of the Series' shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Series' foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

          o Derivatives risk. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Series sub-adviser must correctly predict price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. The value of derivatives may rise or fall more rapidly than other investments, which may increase the volatility of the Series depending on the nature and extent of the derivatives in the Series' portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.

In addition, the performance of the Series depends on the sub-adviser's ability to effectively implement the investment strategies of the Series.

Performance. The bar chart and table below show the past performance of the Series' shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Series' annual returns and compares them to a broad based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Series' returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce the Series' performance. As with all mutual funds, the Series' past performance does not necessarily indicate how it will perform in the future.

Annual Total Returns as of December 31

38.02%            -15.45%
[Insert Chart]
1999              2000


In the period shown in the chart, the Series' highest quarterly return was 17.86% (4th quarter of 1999) and its lowest quarterly return was -6.88% (4th quarter of 2000).


Average Annual Total Returns as of December 31, 2000
----------------------------------------------------
                                             1 year              Life of Series*
JNL/J.P. Morgan International
    & Emerging Markets Series                -15.45%                 5.13%
MSCI All Country World Free (ex-US) Index    -16.28%                 3.70%

The MSCI All Country World Free (ex-US) Index is a broad-based, unmanaged index.
* The Series began operations on March 2, 1998.

Shareholder Transaction Expenses (fees paid directly from your investment)
  Maximum Sales Load Imposed on Purchases                    None
  Maximum Sales Load Imposed on Reinvested Dividends         None
  Deferred Sales Load                                        None
  Redemption Fee                                             None
  Exchange Fee                                               None

Expenses. The table below shows certain expenses you will incur as a Series investor, either directly or indirectly.

----------------------------------------------------------------------------
Annual Series Operating Expenses
(expenses that are deducted from Series assets)
----------------------------------------------------------------------------
Management/Administrative Fee                            1.07%
Distribution (12b-1) Fees*                               0.03%
Other Expenses                                              0%
----------------------------------------------------------------------------
Total Series Annual Operating Expenses                   1.10%
----------------------------------------------------------------------------

* As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accordance with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Series. The distribution fee noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

Expense Example. This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Qualified Plan. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Series. The example also assumes that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

-------------------------------------------------------------------------
Expense Example
-------------------------------------------------------------------------
1 Year                                           $112
-------------------------------------------------------------------------
3 Years                                          $350
-------------------------------------------------------------------------
5 Years                                          $606
-------------------------------------------------------------------------
10 Years                                       $1,340
-------------------------------------------------------------------------

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Series. The JNL/J.P. Morgan International & Emerging Markets Series seeks to achieve its investment objective primarily through its stock selection process. Using a variety of quantitative valuation techniques and based on in-house research, the sub-adviser ranks issuers within each industry group according to their relative value. The sub-adviser makes investment decisions using the research and valuation ranking, as well as its assessment of other factors, including: catalysts that could trigger a change in a stock's price; potential reward compared to potential risk, and temporary mispricings caused by market overreactions. The Series' country allocation and industrial sector weightings result primarily from its stock selection decisions and may vary significantly from the MSCI All Country World Free (ex-U.S.) Index, the Series' benchmark.

Under normal market conditions, the Series may invest in money market instruments to invest temporary cash balances or to maintain liquidity to meet redemptions. The Series may also invest in money market instruments as a temporary defensive measure when, in the sub-adviser's view, market conditions are, or are anticipated to be, adverse. Doing so may reduce the potential for appreciation in the Series' portfolio.

The sub-adviser manages the Series actively in pursuit of its investment objective. Active trading may increase transaction costs, which may reduce performance.

The Series may use derivative instruments, such as futures contracts, options and forward currency contracts, for hedging and risk management. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in interest rates, securities prices and global currency markets.

The Series may invest in when-issued and delayed delivery securities. Actual payment for and delivery of such securities does not take place until some time in the future, i.e., beyond normal settlement. The purchase of these securities will result in a loss if their value declines prior to the settlement date. This could occur, for example, if interest rates increase prior to settlement.

The SAI has more information about the Series' authorized investments and strategies, as well as the risks and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The sub-adviser to the JNL/J.P. Morgan International & Emerging Markets Series is J.P. Morgan Investment Management Inc. (J.P. Morgan), with principal offices at 522 Fifth Avenue, New York, New York 10036. J.P. Morgan and its affiliates offer a wide range of services to governmental, institutional, corporate and individual customers and act as investment adviser to individual and institutional customers.

The Series has a portfolio management team that is responsible for the day-to-day management of the Series. The portfolio management team is led by Paul A. Quinsee, Managing Director of J.P. Morgan, Andrew C. Cormie, Managing Director of J.P. Morgan, and Nigel F. Emmett, Vice President of J.P. Morgan. Mr. Quinsee has been at J.P. Morgan since 1992 and has been on the portfolio management team since the inception of the Series. Mr. Cormie has been an international equity portfolio manager since 1997 and employed by J.P. Morgan since 1984. Mr. Emmett joined J.P. Morgan in August 1997; prior to that, he was an assistant manager at Brown Brothers Harriman and Co. and a portfolio manager at Gartmore Investment Management. Mr. Cormie and Mr. Emmett have been on the portfolio management team for the Series since the inception of the Series.

JNL/Janus Aggressive Growth Series

Investment Objective. The investment objective of the JNL/Janus Aggressive Growth Series is long-term growth of capital.

Principal Investment Strategies. The Series seeks to achieve its objective by investing primarily in a diversified portfolio of common stocks of U.S. and foreign companies selected for their growth potential. The JNL/Janus Aggressive Growth Series invests primarily in common stocks when the sub-adviser believes that the relevant market environment favors profitable investing in those securities. The Series may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies. The sub-adviser seeks to identify individual companies with earnings growth potential that may not be recognized by the market. The sub-adviser selects securities for their capital growth potential; investment income is not a consideration. When the sub-adviser believes that market conditions are not favorable for profitable investing or when the sub-adviser is unable to locate favorable investment opportunities, the Series' cash or similar investments may increase. Doing so may reduce the potential for appreciation in the Series' portfolio.

The Series may invest to a lesser degree in other types of securities, including preferred stock, warrants, convertible securities and debt securities. The Series may invest without limit in foreign securities.

Principal Risks of Investing in the Series. An investment in the Series is not guaranteed. As with any mutual fund, the value of the Series' shares will change and you could lose money by investing in the Series. A variety of factors may influence its investment performance, such as:

               o Market risk. Because the Series invests in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall. Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.

               For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by the Series, will fall. A broad-based market drop may also cause a bond's price to fall.

               o Prepayment risk. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.

               o Growth investing risk. Growth companies usually invest a high portion of earnings in their businesses, and may lack the dividends of value stocks that can cushion prices in a falling market. Also, earnings disappointments often lead to sharp declines in prices because investors buy growth stocks in anticipation of superior earnings growth.

               o Foreign investing risk. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods.
          Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Series' performance to fluctuate more than if it held only U.S. securities.

               o Currency risk. The value of the Series' shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Series' foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

               o Derivatives risk. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Series sub-adviser must correctly predict price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. The value of derivatives may rise or fall more rapidly than other investments, which may increase the volatility of the Series depending on the nature and extent of the derivatives in the Series' portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.

In addition, the performance of the Series depends on the sub-adviser's ability to effectively implement the investment strategies of the Series.

Performance. The bar chart and table below show the past performance of the Series' shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Series' annual returns and compares them to a broad based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Series' returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce the Series' performance. As with all mutual funds, the Series' past performance does not necessarily indicate how it will perform in the future.

Annual Total Returns as of December 31

18.95%            12.67%            57.66%           94.43%            -20.97%
[Insert Chart]
1996              1997              1998             1999              2000

In the periods shown in the chart, the Series' highest quarterly return was 41.64% (4th quarter of 1999) and its lowest quarterly return was -19.89% (4th quarter of 2000).

Average Annual Total Returns as of December 31, 2000
----------------------------------------------------
                                        1 year       5 year      Life of Series*
JNL/Janus Aggressive Growth Series      -20.97%      26.51%          28.04%
S&P 500 Index                            -9.10%      18.28%          19.63%

The S&P 500 Index is a broad-based, unmanaged index. * The Series began operations on May 15, 1995.

Shareholder Transaction Expenses (fees paid directly from your investment)
  Maximum Sales Load Imposed on Purchases                    None
  Maximum Sales Load Imposed on Reinvested Dividends         None
  Deferred Sales Load                                        None
  Redemption Fee                                             None
  Exchange Fee                                               None

Expenses. The table below shows certain expenses you will incur as a Series investor, either directly or indirectly.

------------------------------------------------------------------------------
Annual Series Operating Expenses
(expenses that are deducted from Series assets)
------------------------------------------------------------------------------
Management/Administrative Fee                         0.98%
Distribution (12b-1) Fees*                            0.01%
Other Expenses                                           0%
------------------------------------------------------------------------------
Total Series Annual Operating Expenses                0.99%
------------------------------------------------------------------------------

* As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accordance with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Series. The distribution fee noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

Expense Example. This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Qualified Plan. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Series. The example also assumes that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

----------------------------------------------------------------------
Expense Example
----------------------------------------------------------------------
1 Year                                        $101
----------------------------------------------------------------------
3 Years                                       $315
----------------------------------------------------------------------
5 Years                                       $547
----------------------------------------------------------------------
10 Years                                    $1,213
----------------------------------------------------------------------

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Series. The Series may invest in "special situations" from time to time. A special situation arises when, in the opinion of the sub-adviser, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Developments creating special situations might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. Investment in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention. The impact of this strategy on the Series will depend on the Series' size and the extent of its holdings of special situation issuers relative to total net assets.

The Series may use derivative instruments, such as futures contracts, options, and forward currency contracts, for hedging or as a means of enhancing return. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in interest rates, securities prices and global currency markets.

The Series may invest in high-yield, high-risk, fixed-income securities, commonly known as "junk bonds." These are corporate debt securities rated BBB or lower by S&P or Baa or lower by Moody's, or unrated securities deemed by the sub-adviser to be of comparable quality. Lower-rated securities generally involve a higher risk of default than higher-rated ones.

The SAI has more information about the Series' authorized investments and strategies, as well as the risks and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The sub-adviser to the JNL/Janus Aggressive Growth Series is Janus Capital Corporation (Janus Capital), with principal offices at 100 Fillmore Street, Denver, Colorado 80206. Janus Capital provides investment advisory services to mutual funds and other institutional accounts.

Warren B. Lammert, Portfolio Manager of Janus Capital, is responsible for the day-to-day management of the Series. Mr. Lammert joined Janus Capital in 1987. He holds a Bachelor of Arts in Economics from Yale University and a Master of Science in Economic History from the London School of Economics. He has earned the right to use the Chartered Financial Analyst designation. Mr. Lammert has had responsibility for the day-to-day management of the Series since the inception of the Series.

JNL/Janus Balanced Series

Investment Objective. The investment objective of the JNL/Janus Balanced Series is long-term capital growth, consistent with preservation of capital and balanced by current income.

Principal Investment Strategies. The Series normally invests 40-60% of its assets in securities selected primarily for their growth potential and 40-60% of its assets in securities selected primarily for their income potential. The JNL/Janus Balanced Series invests primarily in common stocks when the sub-adviser believes that the relevant market environment favors profitable investing in those securities. The sub-adviser seeks to identify individual companies with earnings growth potential that may not be recognized by the market. The sub-adviser selects securities for their capital growth potential. The sub-adviser may also consider dividend-paying characteristics when selecting common stock. When the sub-adviser believes that market conditions are not favorable for profitable investing or when the sub-adviser is unable to locate favorable investment opportunities, the Series' position in cash or similar investments may increase. Doing so may reduce the potential for appreciation in the Series' portfolio. The Series will normally invest at least 25% of its assets in fixed-income securities. The Series may invest without limit in foreign securities.

Principal Risks of Investing in the Series. An investment in the Series is not guaranteed. As with any mutual fund, the value of the Series' shares will change and you could lose money by investing in the Series. A variety of factors may influence its investment performance, such as:

               o Market risk. Because the Series invests in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall. Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.

               For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by the Series, will fall. A broad-based market drop may also cause a stock's price to fall.

               o Prepayment risk. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.

               o Foreign investing risk. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information, more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods.
          Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Series' performance to fluctuate more than if it held only U.S. securities.

               o Currency risk. The value of the Series' shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Series' foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

               o Derivatives risk. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Series' sub-advisers must correctly predict the price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. The value of derivatives may rise or fall more rapidly than other investments, which may increase the volatility of the Series depending on the nature and extent of the derivatives in the Series' portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.

In addition, the performance of the Series depends on the sub-adviser's ability to effectively implement the investment strategies of the Series.

Performance. The Performance of a Series will vary from year to year. The Series' performance figures will not reflect the deduction of any charges that are imposed under a variable annuity contract.

Performance for the Series has not been included because the Series has not been in operation for a full fiscal year as of December 31, 2000.


Shareholder Transaction Expenses (fees paid directly from your investment)
  Maximum Sales Load Imposed on Purchases                  None
  Maximum Sales Load Imposed on Reinvested Dividends       None
  Deferred Sales Load                                      None
  Redemption Fee                                           None
  Exchange Fee                                             None

Expenses. The table below shows certain expenses you will incur as a Series investor, either directly or indirectly.

-----------------------------------------------------------------------
Annual Series Operating Expenses
(expenses that are deducted from Series assets)
-----------------------------------------------------------------------
Management/Administrative Fee                          1.05%
Distribution (12b-1) Fees*                             0.03%
Other Expenses                                            0%
-----------------------------------------------------------------------
Total Series Annual Operating Expenses                 1.08%
-----------------------------------------------------------------------

* As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accordance with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Series. The distribution fee noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

Expense Example. This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Qualified Plan. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Series. The example also assumes that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

----------------------------------------------------------------------------
Expense Example
----------------------------------------------------------------------------
1 Year                                      $110
----------------------------------------------------------------------------
3 Years                                     $343
----------------------------------------------------------------------------
5 Years                                     $595
----------------------------------------------------------------------------
10 Years                                  $1,317
----------------------------------------------------------------------------


Comparable Performance.

Public Fund/Private Account Performance Composite

The JNL/Janus Balanced Series has substantially similar investment objectives, policies and strategies as certain mutual funds and Private Accounts. Each of these public mutual funds and Private Accounts is managed by Janus Capital Corporation, the same Sub-Adviser which manages the JNL/Janus Balanced Series.

The historical performance of a composite of these public mutual funds and Private Accounts is shown below. This is not the performance of the JNL/Janus Balanced Series and the performance of the Series may differ. This performance data should not be considered as an indication of future performance of the Series. The public mutual fund and Private Account performance figures shown below:

               o reflect the deduction of the historical fees and expenses paid by the public mutual funds and not those to be paid by the Series.

               o do not reflect Contract fees or charges imposed by Jackson National Life. Investors should refer to the separate account prospectus for information describing the Contract fees and charges. These fees and charges will have a detrimental effect on Series performance.

The Series and their corresponding public mutual fund series and Private Accounts are expected to hold similar securities. However, their investment results are expected to differ for the following reasons:

               o differences in asset size and cash flow resulting from purchases and redemptions of Series shares may result in different security selections

               o differences in the relative weightings of securities

               o differences in the price paid for particular portfolio holdings

               o differences relating to certain tax matters

               o differences (with respect to the Private Accounts) in that such Accounts are not subject to certain investment limitations, diversification requirements and other restrictions imposed by federal tax and securities laws

However, the differences cited do not alter the conclusion that the Funds have substantially similar investment objectives, policies and strategies.

The chart below shows performance information derived from historical composite performance of the public mutual funds and Private Accounts. The inception date for the composite shown is January 1, 1988.

                   JANUS BALANCED FUNDS COMPOSITE PERFORMANCE
                            (INCLUDING MUTUAL FUNDS)
                           FOR PERIODS ENDED 12/31/00
------------------------------------------------------------------
                     Annualized Returns
------------------------------------------------------------------

---------- ------------------------------------ ------------------
                     Janus Balanced               S&P 500 Index
---------- ------------------------------------ ------------------
---------- ------------------------------------ ------------------
1 Year                   -2.20                       -9.11
---------- ------------------------------------ ------------------
---------- ------------------------------------ ------------------
3 Years                  17.24                       12.26
---------- ------------------------------------ ------------------
---------- ------------------------------------ ------------------
5 Years                  17.69                       18.33
---------- ------------------------------------ ------------------
---------- ------------------------------------ ------------------
10 Years                 17.51                       17.46
---------- ------------------------------------ ------------------
*Inception January 1, 1988

The Balanced Composite includes all fully discretionary separately managed balanced accounts and mutual funds for which Janus Capital Corporation serves as investment advisor. Separately managed account performance is presented net of all fees and expenses. Mutual fund performance is calculated net of all fees and expenses, and in some cases, net of additional sales charges. Mutual fund performance reflects reinvestment of dividends and capital gains. The fees deducted are less than the fees charged by the Series. If the expenses of the Series had been deducted, the performance results would have been lower. Accounts enter the composite upon the first full quarter under management in which assets exceed the stated minimum. Prior to 1995, all discretionary accounts were included in the appropriate composite, regardless of asset size, there has been no restatement of pre-1995 performance. As of December 31, 2000, the Balanced Composite included 15 accounts and assets of $9,639.8 million, which represented 3.88% of total assets under management. The percentage of total assets managed is defined as composite assets as a percentage of the total assets managed including mutual fund company accounts under management. Performance figures are based upon historical information and do not guarantee future results. In addition, of the two managers responsible for the historical performance record of these accounts one has assumed new responsibilities at Janus beginning January 1, 2000, and the other has left the firm. Karen Reidy is now the Portfolio Manager for all Balanced Products. No changes will be made with regard to the investment philosophy or process of the Funds or separate accounts. Prospective clients should recognize the limitations inherent in composites, and consider all information presented by Janus regarding its investment management capabilities. The S&P 500 is an unmanaged index of common stock prices and includes reinvestment of dividends and capital gains. They have been taken from published sources and have not been audited. Composition of each separately managed account portfolio may differ significantly from securities in the corresponding benchmark indices. A complete list of Janus composites is available upon request. Please call 800-525-1068.

A Series' performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have magnified performance impact on a Series with a small asset base. A Series may not experience similar performance as its assets grow.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Series. The Series may invest in "special situations" from time to time. A special situation arises when, in the opinion of the sub-adviser, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Developments creating special situations might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. Investment in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention. The impact of this strategy on the Series will depend on the Series' size and the extent of its holdings of special situation issuers relative to total net assets.

The Series may use derivative instruments, such as futures contracts, options, and forward currency contracts, for hedging or as a means of enhancing return. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in interest rates, securities prices and global currency markets.

The Series may invest in high-yield, high-risk, fixed-income securities, commonly known as "junk bonds." These are corporate debt securities rated BBB or lower by S&P or Baa or lower by Moody's, or unrated securities deemed by the sub-adviser to be on comparable quality. Lower-rated securities generally involve a higher risk of default than higher-rated ones.

The SAI has more information about the Series' authorized investments and strategies, as well as the risks and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The sub-adviser to the JNL/Janus Balanced Series is Janus Capital Corporation (Janus Capital), with principal offices at 100 Fillmore Street, Denver, Colorado 80206. Janus Capital provides investment advisory services to mutual funds and other institutional accounts.

Karen L. Reidy is the Portfolio Manager of the Series. She is also the portfolio manager and Executive Vice President of Janus Balanced Fund and Janus Equity Income Fund, as well as Janus Aspen Balanced and Janus Aspen Equity Income Portfolios. She is also an Assistant Portfolio Manager of Janus Fund and manages separate accounts and sub-advised portfolios in the Balanced discipline. Prior to joining Janus in 1995, Ms. Reidy worked for Price Waterhouse in the Mergers and Acquisitions area, performing corporate due diligence, and as an audit manager, analyzing financials for corporate clients. Before assuming management responsibilities of Janus Balanced Fund and Janus Equity Income Fund in January 2000, Ms. Reidy was Assistant Portfolio Manager of Janus Fund, focusing her research on large-capitalization companies. Ms. Reidy earned a bachelor's degree in accounting from the University of Colorado. She passed the Certified Public Accountant exam in 1992 and has earned the right to use the Chartered Financial Analyst designation. She has six years of professional investment experience.

JNL/Janus Capital Growth Series

Investment Objective. The investment objective of the JNL/Janus Capital Growth Series is long-term growth of capital in a manner consistent with the preservation of capital.

Principal Investment Strategies. The Series seeks to achieve its objective through a non-diversified portfolio consisting primarily of common stock of U.S. and foreign companies selected for their growth potential and normally invests at least 50% of its equity assets in medium-sized companies. Medium-sized companies are those whose market capitalizations fall within the range of companies in the S&P MidCap 400 Index and are determined at the time their securities are acquired by the Series. The market capitalizations within the Index will vary, but as of December 31, 1999, they ranged between approximately $170 million and $37 billion. The sub-adviser seeks to identify individual companies with earnings growth potential that may not be recognized by the market. The sub-adviser selects securities for their capital growth potential; investment income is not a consideration. When the sub-adviser believes that market conditions are not favorable for profitable investing or when the sub-adviser is unable to locate favorable investment opportunities, the Series' position in cash or similar investments may increase. Doing so may reduce the potential for appreciation in the Series' portfolio.

The Series normally invests a majority of its equity assets in medium-sized companies. The Series may invest to a lesser degree in other types of securities, including preferred stock, warrants, convertible securities and debt securities. The Fund may invest without limit in foreign securities.

Principal Risks of Investing in the Series. An investment in the Series is not guaranteed. As with any mutual fund, the value of the Series' shares will change and you could lose money by investing in the Series. A variety of factors may influence its investment performance, such as:

               o Market risk. Because the Series invests in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

               For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by the Series, will fall. A broad-based market drop may also cause a bond's price to fall.

               o Prepayment risk. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.

               o Growth investing risk. Growth companies usually invest a high portion of earnings in their businesses, and may lack the dividends of value stocks that can cushion prices in a falling market. Also, earnings disappointments often lead to sharp declines in prices because investors buy growth stocks in anticipation of superior earnings growth.

               o Foreign investing risk. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods.
          Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Series' performance to fluctuate more than if it held only U.S. securities.

               o Currency risk. The value of the Series' shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Series' foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

               o Non-diversification. The Series is "non-diversified." Under a definition provided by the Investment Company Act of 1940, as amended, non-diversified funds may invest in fewer assets, or in larger proportions of assets of single companies or industries. Thus, the Series may hold a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Series is subject to more risk than another fund holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Series' total return and share price.

               o Derivatives risk. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Series' sub-advisers must correctly predict the price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. The value of derivatives may rise or fall more rapidly than other investments, which may increase the volatility of the Series depending on the nature and extent of the derivatives in the Series' portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.

In addition, the performance of the Series depends on the sub-adviser's ability to effectively implement the investment strategies of the Series.

Performance. The bar chart and table below show the past performance of the Series' shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Series' annual returns and compares them to a broad based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Series' returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce the Series' performance. As with all mutual funds, the Series' past performance does not necessarily indicate how it will perform in the future.

Annual Total Returns as of December 31

16.83%            15.01%            35.16%           124.19%           -34.74%
[Insert Chart]
1996              1997              1998             1999              2000

In the periods shown in the chart, the Series' highest quarterly return was 59.05% (4th quarter of 1999) and its lowest quarterly return was -31.85% (4th quarter of 2000).

Average Annual Total Returns as of December 31, 2000
----------------------------------------------------
                                     1 year         5 year       Life of Series*
JNL/Janus Capital Growth Series      -34.74%        21.55%           25.18%
S&P MidCap 400 Index                  17.51%        19.99%           20.69%

The S&P 400 MidCap Index is a broad-based, unmanaged index. * The Series began operations on May 15, 1995.

Shareholder Transaction Expenses (fees paid directly from your investment)
  Maximum Sales Load Imposed on Purchases                None
  Maximum Sales Load Imposed on Reinvested Dividends     None
  Deferred Sales Load                                    None
  Redemption Fee                                         None
  Exchange Fee                                           None

Expenses. The table below shows certain expenses you will incur as a Series investor, either directly or indirectly.

-----------------------------------------------------------------------------
Annual Series Operating Expenses
(expenses that are deducted from Series assets)
-----------------------------------------------------------------------------
Management/Administrative Fee                        0.99%
Distribution (12b-1) Fees*                           0.01%
Other Expenses                                          0%
-----------------------------------------------------------------------------
Total Series Annual Operating Expenses               1.00%
-----------------------------------------------------------------------------

* As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accordance with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Series. The distribution fee noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

Expense Example. This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Qualified Plan. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Series. The example also assumes that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

-------------------------------------------------------------------------
Expense Example
-------------------------------------------------------------------------
1 Year                                           $102
-------------------------------------------------------------------------
3 Years                                          $318
-------------------------------------------------------------------------
5 Years                                          $552
-------------------------------------------------------------------------
10 Years                                       $1,225
-------------------------------------------------------------------------

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Series. The Series may invest in "special situations" from time to time. A special situation arises when, in the opinion of the sub-adviser, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Developments creating special situations might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. Investment in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention. The impact of this strategy on the Series will depend on the Series' size and the extent of its holdings of special situation issuers relative to total net assets.

The Series may use derivative instruments, such as futures contracts, options, and forward currency contracts, for hedging or as a means of enhancing return. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in interest rates, securities prices and global currency markets.

The Series may invest in high-yield, high-risk, fixed-income securities, commonly known as "junk bonds." These are corporate debt securities rated BBB or lower by S&P or Baa or lower by Moody's, or unrated securities deemed by the sub-adviser to be on comparable quality. Lower-rated securities generally involve a higher risk of default than higher-rated ones.

The SAI has more information about the Series' authorized investments and strategies, as well as the risks and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The sub-adviser to the JNL/Janus Capital Growth Series is Janus Capital Corporation (Janus Capital), with principal offices at 100 Fillmore Street, Denver, Colorado 80206. Janus Capital provides investment advisory services to mutual funds and other institutional accounts.

James P. Goff, Portfolio Manager of Janus Capital, is responsible for the day-to-day management of the JNL/Janus Capital Growth Series. Mr. Goff joined Janus Capital in 1988. He holds a Bachelor of Arts in Economics from Yale University and has earned the right to use the Chartered Financial Analyst designation. Mr. Goff has had responsibility for the day-to-day management of the Series since the inception of the Series.

JNL/Janus Global Equities Series*

Investment Objective. The investment objective of the JNL/Janus Global Equities Series is long-term growth of capital in a manner consistent with the preservation of capital.

Principal Investment Strategies. The Series seeks to achieve its objective by investing at least 65% in a diversified portfolio of common stocks of foreign and domestic issuers. The sub-adviser seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large. The sub-adviser selects securities for their capital growth potential; investment income is not a consideration. When the sub-adviser believes that market conditions are not favorable for profitable investing or when the sub-adviser is unable to locate favorable investment opportunities, the Series' position in cash or similar investments may increase. Doing so may reduce the potential for appreciation in the Series' portfolio.

The Series may invest to a lesser degree in other types of securities, including preferred stock, warrants, convertible securities, and debt securities, such as corporate bonds. The Series can invest on a worldwide basis in companies and other organizations of any size, regardless of country of organization or place of principal business activity, as well as domestic and foreign governments, government agencies and other governmental entities. The Series normally invests in securities of issuers from at least five different countries, including the United States, although it may invest in fewer than five countries. The Series may invest without limit in foreign securities.

Principal Risks of Investing in the Series. An investment in the Series is not guaranteed. As with any mutual fund, the value of the Series' shares will change and you could lose money by investing in the Series. A variety of factors may influence its investment performance, such as:

               o Market risk. Because the Series invests in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

               For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by the Series, will fall. A broad-based market drop may also cause a bond's price to fall.

               o Prepayment risk. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.

               o Foreign investing risk. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods.
          Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Series' performance to fluctuate more than if it held only U.S. securities. To the extent that the Series invests in bonds issued by a foreign government, the Series may have limited legal recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can create special risks.

               o Currency risk. The value of the Series' shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Series' foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

               o Derivatives risk. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Series sub-adviser must correctly predict price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. The value of derivatives may rise or fall more rapidly than other investments, which may increase the volatility of the Series depending on the nature and extent of the derivatives in the Series' portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.

In addition, the performance of the Series depends on the sub-adviser's ability to effectively implement the investment strategies of the Series.

Performance. The bar chart and table below show the past performance of the Series' shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Series' annual returns and compares them to a broad based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Series' returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce the Series' performance. As with all mutual funds, the Series' past performance does not necessarily indicate how it will perform in the future.

Annual Total Returns as of December 31

31.36%            19.12%            26.87%           64.58%            -18.28%
[Insert Chart]
1996              1997              1998             1999              2000

In the periods shown in the chart, the Series' highest quarterly return was 43.03% (4th quarter of 1999) and its lowest quarterly return was -16.93% (3rd quarter of 1998).

Average Annual Total Returns as of December 31, 2000
----------------------------------------------------
                                         1 year      5 year      Life of Series*
JNL/Janus Global Equities Series        -18.28%      21.66%           24.57%
Morgan Stanley Capital International
    World Index                         -14.04%      10.97%           11.55%

The Morgan Stanley Capital International World Index is a broad-based, unmanaged index. * The Series began operations on May 15, 1995.

Shareholder Transaction Expenses (fees paid directly from your investment)
  Maximum Sales Load Imposed on Purchases               None
  Maximum Sales Load Imposed on Reinvested Dividends    None
  Deferred Sales Load                                   None
  Redemption Fee                                        None
  Exchange Fee                                          None

Expenses. The table below shows certain expenses you will incur as a Series investor, either directly or indirectly.

------------------------------------------------------------------------------
Annual Series Operating Expenses
(expenses that are deducted from Series assets)
------------------------------------------------------------------------------
Management/Administrative Fee                         1.03%
Distribution (12b-1) Fees*                            0.02%
Other Expenses                                           0%
------------------------------------------------------------------------------
Total Series Annual Operating Expenses                1.05%
------------------------------------------------------------------------------

* As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accordance with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Series. The distribution fee noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

Expense Example. This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Qualified Plan. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Series. The example also assumes that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

------------------------------------------------------------------
Expense Example
------------------------------------------------------------------
1 Year                                    $107
------------------------------------------------------------------
3 Years                                   $334
------------------------------------------------------------------
5 Years                                   $579
------------------------------------------------------------------
10 Years                                $1,283
------------------------------------------------------------------

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Series. The Series may invest in "special situations" from time to time. A special situation arises when, in the opinion of the sub-adviser, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Developments creating special situations might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. Investments in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention. The impact of this strategy on the Series will depend on the Series' size and the extent of its holdings of special situation issuers relative to total net assets.

The Series may use derivative instruments, such as futures contracts, options, and forward currency contracts, for hedging or as a means of enhancing return. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in interest rates, securities prices and global currency markets.

The Series may invest in high-yield, high-risk fixed-income securities, commonly known as "junk bonds." These are corporate debt securities rated BBB or lower by S&P or Baa or lower by Moody's, or unrated securities deemed by the sub-adviser to be of comparable quality. Lower-rated securities generally involve a higher risk of default, and may fluctuate more in value than higher-rated securities.

The SAI has more information about the Series' authorized investments and strategies, as well as the risks and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The sub-adviser to the JNL/Janus Global Equities Series is Janus Capital Corporation (Janus Capital), with principal offices at 100 Fillmore Street, Denver, Colorado 80206. Janus Capital provides investment advisory services to mutual funds and other institutional accounts.

Helen Young Hayes and Laurence Chang, Portfolio Managers of Janus Capital, are responsible for the day-to-day management of the Series. Ms. Hayes joined Janus Capital in 1987. She holds a Bachelor of Arts in Economics from Yale University and has earned the right to use the Chartered Financial Analyst designation. Laurence Chang is Co-Manager and Executive Vice President of Janus Worldwide Fund, Janus Overseas Fund, Janus Aspen Worldwide Growth Portfolio and Janus Aspen International Growth Portfolio. He also manages separate accounts and institutional commingled funds in the Global Growth and International Growth disciplines. Prior to joining Janus in 1993, Laurence was project director at the National Security Archive, where he analyzed U.S. nuclear policy and authored several works on the Cuban missile crisis. Laurence received his Bachelor of Arts degree in religion with a concentration in philosophy from Dartmouth College, graduating summa cum laude, and a master's degree in political science from Stanford University. Laurence has earned the right to use the Chartered Financial Analyst designation and has seven years of professional investment experience. Ms. Hayes has had responsibility for the day-to-day management of the Series since the inception of the Series, while Mr. Chang has been co-manager of the Series since January 2000.

JNL/Janus Growth & Income Series (formerly the Goldman Sachs/JNL Growth & Income Series)

Investment Objective. The investment objectives of the JNL/Janus Growth & Income Series are long-term capital growth and current income.

Principal Investment Strategies. The Series normally emphasizes investments in common stocks. It will normally invest up to 75% of its assets in equity securities selected primarily for their growth potential, and will normally invest up to 25% of its assets in securities the portfolio manager believes have income potential. The sub-adviser seeks to identify individual companies with earnings growth potential that may not be recognized by the market. The sub-adviser selects securities for their capital growth potential. The sub-adviser may also consider dividend-paying characteristics when selecting common stock. When the sub-adviser believes that market conditions are not favorable for profitable investing or when the sub-adviser is unable to locate favorable investment opportunities, the Series' position in cash or similar investments may increase. Doing so may reduce the potential for appreciation in the Series' portfolio. Equity securities may make up part of this income component if they currently pay dividends or the portfolio manager believes they have potential for increasing or commencing dividend payments. The Series may invest without limit in foreign securities.

Principal Risks of Investing in the Series. An investment in the Series is not guaranteed. As with any mutual fund, the value of the Series' shares will change and you could lose money by investing in the Series. A variety of factors may influence its investment performance, such as:

               o Market risk. Because the Series invests in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall. Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.

               For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by the Series, will fall. A broad-based market drop may also cause a stock's price to fall.

               o Prepayment risk. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.

               o Foreign investing risk. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information, more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods.
          Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Series' performance to fluctuate more than if it held only U.S. securities.

               o Currency risk. The value of the Series' shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Series' foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

               o Derivatives risk. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Series sub-adviser must correctly predict price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. The value of derivatives may rise or fall more rapidly than other investments, which may increase the volatility of the Series depending on the nature and extent of the derivatives in the Series' portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.

               o Growth investing risk. Growth companies usually invest a high portion of earnings in their businesses, and may lack the dividends of value stocks that can cushion prices in a falling market. Also, earnings disappointments often lead to sharp declines in prices because investors buy growth stocks in anticipation of superior earnings growth.

In addition, the performance of the Series depends on the sub-adviser's ability to effectively implement the investment strategies of the Series.

Performance. The bar chart and table below show the past performance of the Series' shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Series' average annual returns and compares them to a broad based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Series' returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce the Series' performance.


As of May 1, 2000, Janus Capital Corporation (Janus) replaced Goldman Sachs Asset Management as the sub-adviser to this Series. In addition, certain investment policies, practices and strategies were changed as of that date to reflect the management style of Janus, the new sub-adviser. The advisory fees were also changed. Performance shown for the period prior to May 1, 2000 reflects the results achieved by the prior sub-adviser.


Annual Total Returns as of December 31

4.98%             -8.56%
[Insert Chart]
1999              2000

In the period shown in the chart, the Series' highest quarterly return was 8.43% (2nd quarter of 1999) and its lowest quarterly return was -11.92% (3rd quarter of 1999).

Average Annual Total Returns as of December 31, 2000
-----------------------------------------------------
                                        1 year            Life of Series*
JNL/Janus Growth & Income Series        -8.56%                -4.77%
S&P 500 Index                           -9.10%                 9.83%

The S&P 500 Index is a broad-based, unmanaged index. *The Series began operations on March 2, 1998.

Shareholder Transaction Expenses (fees paid directly from your investment)
  Maximum Sales Load Imposed on Purchases                   None
  Maximum Sales Load Imposed on Reinvested Dividends        None
  Deferred Sales Load                                       None
  Redemption Fee                                            None
  Exchange Fee                                              None

Expenses. The table below shows certain expenses you will incur as a Series investor, either directly or indirectly.

------------------------------------------------------------------------
Annual Series Operating Expenses
(expenses that are deducted from Series assets)
------------------------------------------------------------------------
Management/Administrative Fee                       1.04%
Distribution (12b-1) Fees*                          0.04%
Other Expenses                                         0%
------------------------------------------------------------------------
Total Series Annual Operating Expenses              1.08%
------------------------------------------------------------------------

* As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accordance with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Series. The distribution fee noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

Expense Example. This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Qualified Plan. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Series. The example also assumes that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

------------------------------------------------------------------------------
Expense Example
------------------------------------------------------------------------------
1 Year                                        $110
------------------------------------------------------------------------------
3 Years                                       $343
------------------------------------------------------------------------------
5 Years                                       $595
------------------------------------------------------------------------------
10 Years                                    $1,317
------------------------------------------------------------------------------

Comparable Performance.

Public Fund Performance Composite

The JNL/Janus Growth & Income Series has substantially similar investment objectives, policies and strategies as certain mutual funds. Each of these public mutual funds is managed by Janus Capital Corporation, the same Sub-Adviser which manages the JNL/Janus Growth & Income Series.

The historical performance of a composite of these public mutual funds is shown below. This is not the performance of the JNL/Janus Growth & Income Series and the performance of the Series may differ. This performance data should not be considered as an indication of future performance of the Series. The public mutual fund performance figures shown below:

               o reflect the deduction of the historical fees and expenses paid by the public mutual funds and not those to be paid by the Series

               o do not reflect Contract fees or charges imposed by Jackson National Life. Investors should refer to the separate account prospectus for information describing the Contract fees and charges. These fees and charges will have a detrimental effect on Series performance.

The Series and their corresponding public mutual fund series are expected to hold similar securities. However, their investment results are expected to differ for the following reasons:

               o differences in asset size and cash flow resulting from purchases and redemptions of Series shares may result in different security selections

               o differences in the relative weightings of securities

               o differences in the price paid for particular portfolio holdings

               o differences relating to certain tax matters

However, the differences cited do not alter the conclusion that the Funds have substantially similar investment objectives, policies and strategies.

The chart below shows performance information derived from historical composite performance of the public mutual funds. The inception date for the composite shown is October 1991.

               JANUS GROWTH & INCOME FUNDS COMPOSITE PERFORMANCE
                            (INCLUDING MUTUAL FUNDS)
                           FOR PERIODS ENDED 12/31/00

-----------------------------------------------------------------------
                         Annualized Returns
-----------------------------------------------------------------------

---------------- ------------------------------------ -----------------
                        Janus Growth & Income           S&P 500 Index
---------------- ------------------------------------ -----------------
---------------- ------------------------------------ -----------------
1 Year                        -11.48                         -9.11
---------------- ------------------------------------ -----------------
---------------- ------------------------------------ -----------------
3 Years                        21.78                         12.26
---------------- ------------------------------------ -----------------
---------------- ------------------------------------ -----------------
5 Years                        25.12                         18.33
---------------- ------------------------------------ -----------------
---------------- ------------------------------------ -----------------
Since Inception                20.77                         16.80
---------------- ------------------------------------ -----------------
*Inception October 1991

The Growth and Income Composite includes the Janus Growth and Income Fund, Janus Aspen Series Growth and Income Portfolio, Janus Adviser Series Growth & Income Fund, and sub-advised mutual funds in the Growth and Income discipline for which Janus Capital Corporation serves as investment advisor. Mutual fund performance is calculated net of all fees and expenses, and in some cases, net of additional sales charges. Mutual Fund performance reflects the reinvestment of dividends and capital gains. The fees deducted are less than the fees charged by the Series. If the expenses of the Series had been deducted, the performance results would have been lower. As of December 31, 2000, the Growth and Income Composite included 5 accounts and had assets of $8,674.1 million, which represented 3.49% of total assets under management. Accounts enter the composite upon their first full quarter under management. The percentage of total assets managed is defined as composite assets as a percentage of the total assets managed including mutual fund company accounts under management. Performance figures are based upon historical information and do not guarantee future results. Please see a prospectus for more complete information regarding the Funds, including the expenses associated with each portfolio. In addition, the manager responsible for the historical performance record of the composite from inception to August of 1997 is no longer with the firm. David Corkins is now the Portfolio Manager for all Growth and Income Products. No changes were made with regard to the investment philosophy or process of the Funds. Prospective clients should recognize the limitations inherent in composites, and consider all information presented by Janus regarding its investment management capabilities. The S&P 500 is an unmanaged index of common stock prices and includes reinvestment of dividends and capital gains. They have been taken from published sources and have not been audited. Composition of each separately managed account portfolio may differ significantly from securities in the corresponding benchmark indices. A complete list of Janus composites is available upon request. Please call 800-525-1068.

A Series' performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have magnified performance impact on a Series with a small asset base. A Series may not experience similar performance as its assets grow.


Additional Information About the Other Investment Strategies, Other Investments and Risks of the Series. The Series may invest in "special situations" from time to time. A special situation arises when, in the opinion of the sub-adviser, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Developments creating special situations might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. Investment in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention. The impact of this strategy on the Series will depend on the Series' size and the extent of its holdings of special situation issuers relative to total net assets.


The Series may use derivative instruments, such as futures contracts, options, and forward currency contracts, for hedging or as a means of enhancing return. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in interest rates, securities prices and global currency markets.

The Series may invest in high-yield, high-risk, fixed-income securities, commonly known as "junk bonds." These are corporate debt securities rated BBB or lower by S&P or Baa or lower by Moody's, or unrated securities deemed by the sub-adviser to be on comparable quality. Lower-rated securities generally involve a higher risk of default than higher-rated ones.

The SAI has more information about the Series' authorized investments and strategies, as well as the risks and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The sub-adviser to the JNL/Janus Growth & Income Series is Janus Capital Corporation (Janus Capital), with principal offices at 100 Fillmore Street, Denver, Colorado 80206. Janus Capital provides investment advisory services to mutual funds and other institutional accounts.

David Corkins is Portfolio Manager of the Series. He is also the portfolio manager and Executive Vice President of Janus Growth and Income Fund and Janus Aspen Growth and Income Portfolio. He also manages separate accounts in the LargeCap Growth and Diversified Growth disciplines. Prior to joining Janus in 1995, Mr. Corkins was Chief Financial Officer of Chase U.S. Consumer Services, Inc., a Chase Manhattan mortgage business. While at Chase, Mr. Corkins also worked in consumer credit and mortgage issuance and analysis. Mr. Corkins graduated cum laude from Dartmouth College with a bachelor's degree in English and Russian, and earned an M.B.A. in finance with honors from Columbia University. He has ten years of professional investment experience.

JNL/Oppenheimer Global Growth Series

Investment Objective. The investment objective of the JNL/Oppenheimer Global Growth Series is to seek capital appreciation.

Principal Investment Strategies. The Series attempts to achieve it objective by investing primarily in common stocks of companies in the U.S and foreign countries. The Series can invest without limit in foreign securities and can invest in any country, including countries with developed or emerging markets. However, the Series currently emphasizes investments in developed markets such as the United States, Western European countries and Japan. The Series does not limit its investments to companies in a particular capitalization range, but currently focuses its investments in mid-cap and large-cap companies.

The Series is not required to allocate its investments in any set percentages in any particular countries. As a fundamental policy, the Series normally will invest in at least three countries (one of which may be the United States). Typically the Series invests in a number of different countries.

Principal Risks of Investing in the Series. An investment in the Series is not guaranteed. As with any mutual fund, the value of the Series' shares will change and you could lose money by investing in the Series. A variety of factors may influence its investment performance, such as:

               o Market risk. Because the Series invests in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

               o Foreign investing risk. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods.
          Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Series' performance to fluctuate more than if it held only U.S. securities.

               o Industry Focus Risk. At times the Series may increase the relative emphasis of its investments in a particular industry. Stocks of issuers in a particular industry are subject to changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry more than others. To the extent that the Series has greater emphasis on investments in a particular industry, its share values may fluctuate in response to events affecting that industry.

               o Cyclical Opportunities Risk. The Series may also seek to take advantage of changes in the business cycle by investing in companies that are sensitive to those changes if the portfolio manager believes they have growth potential. The Series might sometimes seek to take tactical advantage of short-term market movements or events affecting particular issuers or industries. There is a risk that if the event does not occur as expected, the value of the stock could fall, which in turn could depress the Series' share prices.


Performance. This Series will commence investment operations on or about the date of this Prospectus. Therefore, a bar chart and table have not been included for this Series.

Shareholder Transaction Expenses (fees paid directly from your investment)
  Maximum Sales Load Imposed on Purchases                 None
  Maximum Sales Load Imposed on Reinvested Dividends      None
  Deferred Sales Load                                     None
  Redemption Fee                                          None
  Exchange Fee                                            None

Expenses. The table below shows certain expenses you will incur as a Series investor, either directly or indirectly.

------------------------------------------------------------------------
Annual Series Operating Expenses
(expenses that deducted from Series assets)
------------------------------------------------------------------------
Management/Administrative Fee                   1.05%
Estimated Distribution (12b-1) Fees*             0.01%+
Other Expenses                                     0%
------------------------------------------------------------------------
Total Series Annual Operating Expenses          1.06%
------------------------------------------------------------------------

* As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accordance with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Series. The distribution fee noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.


+ The Advisor anticipates that the 12b-1 fee will be less than .01%


Expense Example. This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Qualified Plan. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Series. The example also assumes that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

---------------------------------------------------------------------
Expense Example
---------------------------------------------------------------------
1 Year                                       $108
---------------------------------------------------------------------
3 Years                                      $337
---------------------------------------------------------------------
5 Years                                      $585
---------------------------------------------------------------------
10 Years                                   $1,294
---------------------------------------------------------------------

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Series. In selecting securities for the Series, the Series' portfolio manager looks primarily for foreign and U.S. companies with high growth potential. The portfolio manager uses fundamental analysis of a company's financial statements, management structure, operations and product development, and considers factors affecting the industry of which the issuer is part. The portfolio manager considers overall and relative economic conditions in U.S. and foreign markets, and seeks broad portfolio diversification in different countries to help moderate the special risks of foreign investing. The portfolio manager currently focuses on the factors below (which may vary in particular cases and may change over time), looking for:

          o Stocks of small-, medium- and large-cap growth-oriented companies worldwide, o Companies that stand to benefit from global growth trends, o Businesses with strong competitive positions and high demand for their products or services, o Cyclical opportunities in the business cycle and sectors or industries that may benefit from those opportunities.

In applying these and other selection criteria, the portfolio manager considers the effect of worldwide trends on the growth of various business sectors. The trends, or global "themes," currently considered include development of new technologies, corporate restructuring, the growth of mass affluence and demographic changes.

For temporary, defensive purposes, the Series can invest up to 100% of its assets in temporary defensive investments. These would ordinarily be U.S. government securities, highly-rated commercial paper, bank deposits or repurchase agreements. For cash management purposes, the Series can hold cash equivalents such as commercial paper, repurchase agreements, Treasury bills and other short-term U.S. government securities. To the extent the Series invests defensively in these securities, it might not achieve its investment objective.

The Sub-Adviser and Portfolio Management. The sub-adviser to the JNL/Oppenheimer Global Growth Series is OppenheimerFunds, Inc.(Oppenheimer), located at Two World Trade Center, New York, New York 10048-0203.

William L.Wilby, Senior Vice President of Oppenheimer, has been responsible for the day-to-day management of the Series' portfolio since the inception of the Series. He joined Oppenheimer in 1991.

JNL/Oppenheimer Growth Series

Investment Objective. The investment objective of the JNL/Oppenheimer Growth Series is to seek capital appreciation.

Principal Investment Strategies. The Series invests mainly in common stocks of "growth companies." The Series currently focuses on stocks of companies having a large capitalization (currently more than $12 billion) or mid-capitalization ($2 billion to $12 billion), but this focus could change over time as well as the companies the Series considers to be currently large and mid-capitalization. The Series can invest in domestic companies and foreign companies, although most of its investments are in stocks of U.S. companies.

Principal Risks of Investing in the Series. An investment in the Series is not guaranteed. As with any mutual fund, the value of the Series' shares will change and you could lose money by investing in the Series. A variety of factors may influence its investment performance, such as:

          o Market risk. Because the Series invests in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

          o Foreign investing risk. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Series' performance to fluctuate more than if it held only U.S. securities.

Performance. This Series will commence investment operations on or about the date of this Prospectus. Therefore, a bar chart and table have not been included for this Series.

Shareholder Transaction Expenses (fees paid directly from your investment)
  Maximum Sales Load Imposed on Purchases                 None
  Maximum Sales Load Imposed on Reinvested Dividends      None
  Deferred Sales Load                                     None
  Redemption Fee                                          None
  Exchange Fee                                            None

Expenses. The table below shows certain expenses you will incur as a Series investor, either directly or indirectly.

------------------------------------------------------------------------
Annual Series Operating Expenses
(expenses that deducted from Series assets)
------------------------------------------------------------------------
Management/Administrative Fee                   1.00%
Estimated Distribution (12b-1) Fees              0.01%+
Other Expenses                                     0%
------------------------------------------------------------------------
Total Series Annual Operating Expenses          1.01%
------------------------------------------------------------------------

* As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accordance with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Series. The distribution fee noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.


+The Advisor anticipates that the 12b-1 fee will be less than .01%


Expense Example. This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Qualified Plan. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Series. The example also assumes that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

---------------------------------------------------------------
Expense Example
---------------------------------------------------------------
1 Year                                 $103
---------------------------------------------------------------
3 Years                                $322
---------------------------------------------------------------
5 Years                                $558
---------------------------------------------------------------
10 Years                             $1,236
---------------------------------------------------------------

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Series. The Series portfolio manager looks for high-growth companies. The portfolio manager focuses on factors that may vary in particular cases and over time in seeking broad diversification of the Series' portfolio among industries and market sectors. Currently the portfolio manager looks for:

o Companies that are established and well-known in the marketplace o Companies with above-average earnings growth o Companies in high-growth market sectors that are leaders within their sectors o Growth rates that the portfolio manager believes may be sustainable over time.

In times of unstable adverse market or economic conditions, the Series can invest up to 100% of its assets in temporary defensive investments. Generally they would be cash equivalents, money market instruments, short-term debt securities, U.S. government securities, or repurchase agreements and may include other investment grade debt securities. The Series could also hold these types of securities pending the investment of proceeds from the sale of Series' shares or portfolio securities or to meet anticipated redemptions of Series shares. To the extent the Series invests defensively in these securities, it might not achieve its investment objective of capital appreciation.

The Sub-Adviser and Portfolio Management. The sub-adviser to the JNL/Oppenheimer Global Growth Series is OppenheimerFunds, Inc.(Oppenheimer), located at Two World Trade Center, New York, New York 10048-0203.

Bruce Bartlett, Vice President of Oppenheimer, has been responsible for the day-to-day management of the Series' portfolio since the inception of the Series. He joined Oppenheimer in 1995, prior to which he was a Vice President and Senior Portfolio Manager with First of America Investment Corporation.

JNL/PIMCO Total Return Bond Series

Investment Objective. The investment objective of the JNL/PIMCO Total Return Bond Series is to realize maximum total return, consistent with the preservation of capital and prudent investment management.

Principal Investment Strategies. The Series seeks to achieve its objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of investment-grade fixed-income securities of U.S. and foreign issuers such as government, corporate, mortgage- and other asset-backed securities and cash equivalents. The average portfolio duration of the Series normally varies within a three- to six -year time frame based on PIMCO's forecast for interest rates.

The Series invests primarily in investment grade debt securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P or, if unrated, determined by PIMCO to be of comparable quality. The Series may invest up to 20% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Series will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.


The Series may invest all of its assets in derivative instruments, such as options, futures contacts or swap agreements, or in mortgage-or asset-backed securities. The Series may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Series, may without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Series consists of income earned on the Series' investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.


Principal Risks of Investing in the Series. An investment in the Series is not guaranteed. As with any mutual fund, the value of the Series' shares will change and you could lose money by investing in the Series. A variety of factors may influence its investment performance, such as:

          o Market risk. The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.

          o Prepayment risk. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.

          o Foreign investing risk. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Series' performance to fluctuate more than if it held only U.S. securities. To the extent that the Series invests in bonds issued by a foreign government, the Series may have limited legal recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can create special risks.

          o Emerging Market Risk: Foreign investment risk may be particularly high to the extent that the Series invests in emerging market securities of issuers based in countries with developing economies. These securities may present market, credit, currency liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

          o Currency risk. The value of the Series' shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Series' foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

          o Derivatives risk. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Series sub-adviser must correctly predict price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. The value of derivatives may rise or fall more rapidly than other investments, which may increase the volatility of the Series depending on the nature and extent of the derivatives in the Series' portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.

In addition, the performance of the Series depends on the sub-adviser's ability to effectively implement the investment strategies of the Series.

Performance. The bar chart and table below show the past performance of the Series' shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Series' annual returns and compares them to a broad based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Series' returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce the Series' performance. As with all mutual funds, the Series' past performance does not necessarily indicate how it will perform in the future.

Annual Total Returns as of December 31

-0.26%            11.75%
[Insert Chart]
1999              2000

In the period shown in the chart, the Series' highest quarterly return was 4.59% (4th quarter of 2000) and its lowest quarterly return was -1.57% (2nd quarter of 1999).

Average Annual Total Returns as of December 31, 2000
----------------------------------------------------
                                            1 year            Life of Series*
JNL/PIMCO Total Return Bond Series          11.75%                 5.94%
Lehman Brothers Aggregate Bond Index        11.63%                 5.85%

The Lehman Brothers Aggregate Bond Index is a broad-based, unmanaged index. * The Series began operations on March 2, 1998.

Shareholder Transaction Expenses (fees paid directly from your investment)
  Maximum Sales Load Imposed on Purchases                 None
  Maximum Sales Load Imposed on Reinvested Dividends      None
  Deferred Sales Load                                     None
  Redemption Fee                                          None
  Exchange Fee                                            None

Expenses. The table below shows certain expenses you will incur as a Series investor, either directly or indirectly.

------------------------------------------------------------------------
Annual Series Operating Expenses
(expenses that deducted from Series assets)
------------------------------------------------------------------------
Management/Administrative Fee                   0.80%
Distribution (12b-1) Fees*                      0.01%+
Other Expenses**                                0.13%
------------------------------------------------------------------------
Total Series Annual Operating Expenses          0.94%
------------------------------------------------------------------------

* As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accordance with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Series. The distribution fee noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

** Other expenses include interest paid on reverse repurchase agreements. Excluding such non-operating expenses, the Adviser anticipates that the continuing annual operating expense of the Series will be 0.81%. Please refer to the expense example for a comparative illustration.

+ The Adviser anticipates that the 12b-1 fee will be less than .01%.

Expense Example. This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Qualified Plan. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Series. The example also assumes that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

-----------------------------------------------------------------------------
Expense Example                  0.94%                           0.81%
-----------------------------------------------------------------------------
1 Year                            $96                             $83
-----------------------------------------------------------------------------
3 Years                          $300                            $259
-----------------------------------------------------------------------------
5 Years                          $520                            $450
-----------------------------------------------------------------------------
10 Years                       $1,155                          $1,002
-----------------------------------------------------------------------------

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Series. The Series seeks to consistently add value relative to the Lehman Brothers Aggregate Bond Index, while keeping risk equal to or less than that index. In managing the Series, the sub-adviser generally makes investment decisions based on its view of longer-term (three- to five-year) trends and non-economic factors that may affect interest rates, while seeking to maintain a portfolio duration that approximates that of the Lehman Brothers Aggregate Bond Index.

The Series may invest in a wide variety of taxable fixed-income securities, including convertible securities, fixed- and floating-rate loans and loan participations. The Series may also invest in repurchase agreements, reverse repurchase agreements, and dollar rolls. The Series may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements. The Series may invest all of its assets in mortgage- or other asset-backed securities, zero coupon bonds or strips.

The Series may invest in when-issued and delayed delivery securities. Actual payment for and delivery of such securities does not take place until some time in the future, i.e., beyond normal settlement. The purchase of these securities will result in a loss if their value declines prior to the settlement date. This could occur, for example, if interest rates increase prior to settlement.

The Series may invest in high-yield, high-risk, fixed-income securities, commonly known as "junk bonds." These are debt securities rated BB or lower by S&P or Ba or lower by Moody's, or unrated securities deemed by the sub-adviser to be of comparable quality. Lower-rated securities generally involve a higher risk of default than higher-rated ones.

The SAI has more information about the Series' authorized investments and strategies, as well as the risks and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The sub-adviser to the JNL/PIMCO Total Return Bond Series is Pacific Investment Management Company LLC (PIMCO), located at 840 Newport Center Drive, Suite 300, Newport Beach, California 92660. PIMCO is an investment counseling firm founded in 1971.

William H. Gross, Managing Director of PIMCO, is responsible for the day-to-day management of the Series. A Fixed Income Portfolio Manager, Mr. Gross is one of the founders of PIMCO. Mr. Gross has had responsibility for the day-to-day management of the Series since the inception of the Series.

JNL/Putnam Growth Series

Investment Objective. The investment objective of the JNL/Putnam Growth Series is long-term capital growth.

Principal Investment Strategies. The Series seeks to achieve its objective by investing primarily in a diversified portfolio of common stock of domestic, large-capitalization companies. However, the Series may also invest in preferred stocks, bonds, convertible preferred stock and convertible debentures if the sub-adviser believes that they offer the potential for capital appreciation. The Series may invest a portion of its assets in foreign securities.

Principal Risks of Investing in the Series. An investment in the Series is not guaranteed. As with any mutual fund, the value of the Series' shares will change and you could lose money by investing in the Series. A variety of factors may influence its investment performance, such as:

          o Market risk. Because the Series invests in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

          For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by the Series, will fall. A broad-based market drop may also cause a stock's price to fall.

          o Prepayment risk. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.

          o Growth investing risk. Growth companies usually invest a high portion of earnings in their businesses, and may lack the dividends of value stocks that can cushion prices in a falling market. Also, earnings disappointments often lead to sharp declines in prices because investors buy growth stocks in anticipation of superior earnings growth.

          o Foreign investing risk. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Series' performance to fluctuate more than if it held only U.S. securities.

          o Currency risk. The value of the Series' shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Series' foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

          o Derivatives risk. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Series sub-adviser must correctly predict price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. The value of derivatives may rise or fall more rapidly than other investments, which may increase the volatility of the Series depending on the nature and extent of the derivatives in the Series' portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.

In addition, the performance of the Series depends on the sub-adviser's ability to effectively implement the investment strategies of the Series.

Performance. The bar chart and table below show the past performance of the Series' shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Series' assume reinvestment of dividends and distributions. The Series' returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce the Series' performance. As with all mutual funds, the Series' past performance does not necessarily indicate how it will perform in the future.

Annual Total Returns as of December 31

26.81%            21.88%            34.93%           29.41%            -17.85%
[Insert Chart]
1996              1997              1998             1999              2000

In the periods shown in the chart, the Series' highest quarterly return was 24.99% (4th quarter of 1998) and its lowest quarterly return was -14.67% (4th quarter of 2000).

Average Annual Total Returns as of December 31, 2000
----------------------------------------------------
                              1 year              5 year         Life of Series*
JNL/Putnam Growth Series     -17.85%              17.23%               20.21%
S&P 500 Index                 -9.10%              18.28%               19.63%

The S&P 500 Index is a broad-based, unmanaged index.
* The Series began operations on May 15, 1995. Prior to May 1, 1997, the Series was managed by Phoenix Investment Counsel, Inc.

Shareholder Transaction Expenses (fees paid directly from your investment)
  Maximum Sales Load Imposed on Purchases                        None
  Maximum Sales Load Imposed on Reinvested Dividends             None
  Deferred Sales Load                                            None
  Redemption Fee                                                 None
  Exchange Fee                                                   None

Expenses. The table below shows certain expenses you will incur as a Series investor, either directly or indirectly.

----------------------------------------------------------------------------
Annual Series Operating Expenses
(expenses that are deducted from Series assets)
----------------------------------------------------------------------------
Management/Administrative Fee                       0.94%
Distribution (12b-1) Fees*                          0.01%
Other Expenses                                         0%
----------------------------------------------------------------------------
Total Series Annual Operating Expenses              0.95%
----------------------------------------------------------------------------

* As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accordance with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Series. The distribution fee noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

Expense Example. This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Qualified Plan. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Series. The example also assumes that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

----------------------------------------------------------------
Expense Example
----------------------------------------------------------------
1 Year                                   $97
----------------------------------------------------------------
3 Years                                 $303
----------------------------------------------------------------
5 Years                                 $525
----------------------------------------------------------------
10 Years                              $1,166
----------------------------------------------------------------

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Series. The Series may invest any amount or proportion of its assets in any class or type of security believed by the sub-adviser to offer potential for capital appreciation over both the intermediate and long term.

The Series may use derivative instruments, such as financial futures contracts and options, for hedging and risk management. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in interest rates, securities prices and global currency markets.

For temporary, defensive purposes, when the sub-adviser believes other types of investments are advantageous on the basis both of risk and protection of capital values, the Series may invest in fixed-income securities with or without warrants or conversion features and may retain cash, or invest up to all of its assets in cash equivalents. Taking a defensive position may reduce the potential for appreciation of the Series' portfolio.

The SAI has more information about the Series' authorized investments and strategies, as well as the risks and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The sub-adviser to the JNL/Putnam Growth Series is Putnam Investment Management, Inc. (Putnam), located at One Post Office Square, Boston, Massachusetts 02109. Putnam has been managing mutual funds since 1937.

The Series is managed by the Core Growth Equity team at Putnam. The team is headed by C. Beth Cotner, Managing Director and Chief Investment Officer of the Group. Ms. Cotner joined Putnam in 1995 as Senior Portfolio Manager in the Core Growth Equity Group. Prior to that, Ms. Cotner was Executive Vice President of Kemper Financial Services. Ms. Cotner has had responsibility for the day-to-day management of the Series since May 1, 1997.

JNL/Putnam   International   Equity  Series  (formerly  the  T.  Rowe  Price/JNL
International Equity Investment Series)

Investment Objective. The investment objective of the JNL/Putnam International Equity Series is long-term growth of capital.

Principal Investment Strategies. The Series seeks to achieve its objective by investing at least 65% in a diversified portfolio consisting primarily of common stocks of non-U.S. companies. The Series invests in foreign securities that the sub-adviser believes offer significant potential for long-term appreciation. The Series normally has at least three countries represented in its portfolio, including both developed and emerging markets.

Putnam's Core International Equity team seeks consistent, above-average relative returns and below-average relative risk through a balance of country and sector diversification and the selection of believed underpriced companies. The team's process relies on both top-down macroeconomic and market analysis and bottom-up fundamental company research.

Putnam selects stocks through a bottom up process, using its valuation approach to identify significantly mispriced companies. Its expertise is in identifying stocks selling for less than their real or relative worth regardless of the type of company (i.e., growth, cyclical, or mature) or the current market environment. Putnam begins by screening its international stock database of over 5,500 non-U.S. companies to identify those companies with a positive valuation indicator (price to book relative to return on equity). Stocks passing this initial valuation screen are then subjected to a rigorous process. The decision to purchase a stock is based on the combined judgment of the Core International Equity portfolio managers, and their decision must be unanimous. Putnam typically visits all companies before a purchase decision is finalized.

Principal Risks of Investing in the Series. An investment in the Series is not guaranteed. As with any mutual fund, the value of the Series' shares will change and you could lose money by investing in the Series. A variety of factors may influence its investment performance, such as:

          o Market risk. Because the Series invests in stocks, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

          o Foreign investing risk. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Series' performance to fluctuate more than if it held only U.S. securities.

          o Emerging markets risk. The Series may invest a portion of its assets in securities of issuers in emerging markets, which involves greater risk. Emerging market countries typically have economic and political systems that are less developed, and likely to be less stable, than those of more advanced countries. Emerging market countries may have policies that restrict investment by foreigners, and there is a higher risk of a government taking private property. Low or nonexistent trading volume in securities of issuers in emerging markets may result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than are companies in developed markets.

          o Currency risk. The value of the Series' shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Series' foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

          o Derivatives risk. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Series sub-adviser must correctly predict price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. The value of derivatives may rise or fall more rapidly than other investments, which may increase the volatility of the Series depending on the nature and extent of the derivatives in the Series' portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.

In addition, the performance of the Series depends on the sub-adviser's ability to effectively implement the investment strategies of the Series.

Performance. The bar chart and table below show the past performance of the Series' shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Series' annual returns and compares them to a broad based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Series' returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce the Series' performance. As with all mutual funds, the Series' past performance does not necessarily indicate how it will perform in the future.

As of May 1, 2000, Putnam Investment Management, Inc. replaced Rowe-Price Fleming International, Inc. as the sub-adviser for the Series. Performance shown for the period prior to May 1, 2000 reflects the results achieved by the prior sub-adviser.

Annual Total Returns as of December 31(Results achieved by prior sub-adviser)
--------------------------------------

13.91%            2.65%             14.43%           32.11%            -13.99%
[Insert Chart]
1996              1997              1998             1999              2000

In the periods shown in the chart, the Series' highest quarterly return was 23.24% (4th quarter of 1999) and its lowest quarterly return was -13.48% (3rd quarter of 1998).

Average Annual Total Returns as of December 31, 2000
----------------------------------------------------
                                    1 year          5 year      Life of Series*
JNL/Putnam International
   Equity Series                   -13.99%          8.73%           9.05%
Morgan Stanley Europe and
  Australasia, Far East
    Equity Index                   -15.21%          5.98%           6.30%

The Morgan Stanley Europe and Australasia, Far East Equity Index is a broad-based, unmanaged index. * The Series began operations on May 15, 1995.

Shareholder Transaction Expenses (fees paid directly from your investment)
  Maximum Sales Load Imposed on Purchases                     None
  Maximum Sales Load Imposed on Reinvested Dividends          None
  Deferred Sales Load                                         None
  Redemption Fee                                              None
  Exchange Fee                                                None

Expenses. The table below shows certain expenses you will incur as a Series investor, either directly or indirectly.

----------------------------------------------------------------------------
Annual Series Operating Expenses
(expenses that are deducted from Series assets)
----------------------------------------------------------------------------
Management/Administrative Fee                       1.17%
Distribution (12b-1) Fees*                          0.05%
Other Expenses                                         0%
----------------------------------------------------------------------------
Total Series Annual Operating Expenses              1.22%
----------------------------------------------------------------------------

* As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accordance with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Series. The distribution fee noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

Expense Example. This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Qualified Plan. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Series. The example also assumes that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------
Expense Example
--------------------------------------------------------------
1 Year                                $124
--------------------------------------------------------------
3 Years                               $387
--------------------------------------------------------------
5 Years                               $670
--------------------------------------------------------------
10 Years                            $1,477
--------------------------------------------------------------

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Series. In addition to common stocks, the Series may also invest in other types of securities, such as preferred stocks, convertible securities, fixed-income securities. The Series may use derivative instruments, such as futures contracts, options and forward currency contracts, for hedging and risk management. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency markets.

The SAI has more information about the Series' authorized investments and strategies, as well as the risks and restrictions that may apply to them.

Sub-Adviser and Portfolio Management. The sub-adviser to the JNL/Putnam International Equity Series is Putnam Investment Management, Inc. (Putnam) located at One Post Office Square, Boston, Massachusetts 02109. Putnam has been managing mutual funds since 1937.

The Series is managed by the Core International Equity team at Putnam. The team is headed by Omid Kamshad, Managing Director and Chief Investment Officer of the group. Mr. Kamshad has been employed by Putnam since 1996. Prior to January 1996, Mr. Kamshad was employed at Lombard Odier International Portfolio Management Limited and prior to April 1995, he was employed at Baring Asset Management Company.

JNL/Putnam Midcap Growth Series

Investment Objective. The investment objective of the JNL/Putnam Midcap Growth Series is capital appreciation.

Principal Investment Strategies. The Series invests mainly in common stocks of U.S. companies with a focus on growth stocks which are stocks whose earnings the sub-adviser believes are likely to grow faster than the economy as a whole. Growth stocks typically trade at higher multiples of current earnings than other stocks. Therefore, the values of growth stocks may be more sensitive to changes in current or expected earnings than the values of other stocks.

Growth stocks are issued by companies whose earnings the sub-adviser believes are likely to grow faster than the economy as a whole. Growth in a company's earnings may lead to an increase in the price of its stock. The Series invests mainly in mid-cap companies.

Principal Risks of Investing in the Series. An investment in the Series is not guaranteed. As with any mutual fund, the value of the Series' shares will change and you could lose money by investing in the Series. A variety of factors may influence its investment performance, such as:

          o Market risk. Because the Series invests in stocks of companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall. Investing in small and mid-size companies generally involves greater risks than investing in larger more established ones.

          o Growth investing risk. Growth companies usually invest a high portion of earnings in their businesses, and may lack the dividends of value stocks that can cushion prices in a falling market. Also, earnings disappointments often lead to sharp declines in prices because investors buy growth stocks in anticipation of superior earnings growth. There is a risk that the market as a whole may not favor the type of investments which the Series makes.

In addition, the performance of the Series depends on the sub-adviser's ability to effectively implement the investment strategies of the Series.

Performance. The Performance of a Series will vary from year to year. The Series' performance figures will not reflect the deduction of any charges that are imposed under a variable annuity contract.

Performance for the Series has not been included because the Series has not been in operation for a full fiscal year as of December 31, 2000.

Shareholder Transaction Expenses (fees paid directly from your investment)
  Maximum Sales Load Imposed on Purchases                      None
  Maximum Sales Load Imposed on Reinvested Dividends           None
  Deferred Sales Load                                          None
  Redemption Fee                                               None
  Exchange Fee                                                 None

Expenses. The table below shows certain expenses you will incur as a Series investor, either directly or indirectly.

---------------------------------------------------------------------------
Annual Series Operating Expenses
(expenses that are deducted from Series assets)
---------------------------------------------------------------------------
Management/Administrative Fee                       1.05%
Distribution (12b-1) Fees*                          0.08%
Other Expenses                                         0%
---------------------------------------------------------------------------
Total Series Annual Operating Expenses              1.13%
---------------------------------------------------------------------------

* As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accordance with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Series. The distribution fee noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

Expense Example. This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Qualified Plan. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Series. The example also assumes that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

-------------------------------------------------------------------
Expense Example
-------------------------------------------------------------------
1 Year                             $115
-------------------------------------------------------------------
3 Years                            $359
-------------------------------------------------------------------
5 Years                            $622
-------------------------------------------------------------------
10 Years                         $1,375
-------------------------------------------------------------------


Additional Information About the Other Investment Strategies, Other Investments and Risks of the Series. The Series may also invest in securities of foreign issuers which involve certain special risks. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Series' performance to fluctuate more than if it held only U.S. securities. To the extent that the Series invests in bonds issued by a foreign government, the Series may have limited legal recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can create special risks.

A Series' performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have magnified performance impact on a Series with a small asset base. A Series may not experience similar performance as its assets grow.

The Series may buy and sell investments relatively often, which involves higher brokerage commissions and other expenses.

In addition to the main investment strategies described above, the Series may make other investments, such as investments in preferred stocks, convertible securities, debt instruments and derivatives, which may be subject to other risks, as described in the SAI.

At times the sub-adviser may judge that market conditions make pursuing the Series' usual investment strategies inconsistent with the best interests of the Series' shareholders. The sub-adviser then may temporarily use alternative strategies that are mainly designed to limit losses. However, the sub-adviser may choose not to use these strategies for a variety of reasons, even in very volatile market conditions. These strategies may cause the Series to miss out on investment opportunities, and may prevent the Series from achieving its goal.

The SAI has more information about the Series' authorized investments and strategies, as well as the risks and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management The sub-adviser to the JNL/Putnam Midcap Growth Series is Putnam Investment Management, Inc. (Putnam) located at One Post Office Square, Boston, Massachusetts 02109. Putnam has been managing mutual funds since 1937.


The Series is managed by the Midcap Equity Growth team at Putnam. The team is headed by Eric M. Wetlaufer, Managing Director and Chief Investment Officer for the group. Mr. Wetlaufer has been with Putnam since 1997. Prior to 1997 Mr. Wetlaufer was with Cadence Capital Management.

JNL/Putnam Value Equity Series

Investment Objective. The investment objective of the JNL/Putnam Value Equity Series is capital growth, with income as a secondary objective.

Principal Investment Strategies. The Series seeks to achieve its objectives by investing primarily in a diversified portfolio of equity securities of domestic, large-capitalization companies. At least 65% of its total assets will be invested, under normal market conditions, in equity securities. For this purpose, equity securities include common stocks, securities convertible into common stock and securities with common stock characteristics, such as rights and warrants. The Series considers a large-capitalization company to be one that, at the time its securities are acquired by the Series, has a market capitalization of $4 billion or greater.


The JNL/Putnam Value Equity Series invests primarily in equity securities of domestic, large-capitalization companies. The sub-adviser typically selects companies whose stocks have above-average valuations described by dividend yield, price/sale, price/earnings or price/book dividend yields and market prices that it believes are undervalued relative to the normal earning power of the company. Under this approach, the sub-adviser seeks to identify investments where current investor enthusiasm is low, as reflected in their valuations. The sub-adviser typically reduces the Series' exposure to a company when its stock price approaches, in the sub-adviser's judgment, fair valuation.


Principal Risks of Investing in the Series. An investment in the Series is not guaranteed. As with any mutual fund, the value of the Series' shares will change and you could lose money by investing in the Series. A variety of factors may influence its investment performance, such as:

          o Market risk. Because the Series invests in the equity securities of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

          o Foreign investing risk. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Series' performance to fluctuate more than if it held only U.S. securities.

          o Value investing risk. With a value approach, there is also the risk that stocks may remain undervalued during a given period. This may happen because value stocks as a category lose favor with investors compared to growth stocks or because the manager failed to anticipate which stocks or industries would benefit from changing market or economic conditions.

          o Currency risk. The value of the Series' shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Series' foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

In addition, the performance of the Series depends on the sub-adviser's ability to effectively implement the investment strategies of the Series.

Performance. The bar chart and table below show the past performance of the Series' shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Series' annual returns and compares them to a broad based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Series' returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce the Series' performance. As with all mutual funds, the Series' past performance does not necessarily indicate how it will perform in the future.

Annual Total Returns as of December 31

24.33%            21.82%            12.48%           -1.04%            6.96%
[Insert Chart]
1996              1997              1998             1999              2000

In the periods shown in the chart, the Series' highest quarterly return was 16.64% (4th quarter of 1998) and its lowest quarterly return was -11.73% (3rd quarter of 1999).

Average Annual Total Returns as of December 31, 2000
----------------------------------------------------
                                    1 year          5 year       Life of Series*
JNL/Putnam Value Equity Series       6.96%          12.49%            15.11%
S&P 500 Index                       -9.10%          18.28%            19.63%

The S&P 500 Index is a broad-based, unmanaged index.
* The Series began operations on May 15, 1995. Prior to May 1, 1997, the Series was managed by PPM America, Inc.

Shareholder Transaction Expenses (fees paid directly from your investment)
  Maximum Sales Load Imposed on Purchases                  None
  Maximum Sales Load Imposed on Reinvested Dividends       None
  Deferred Sales Load                                      None
  Redemption Fee                                           None
  Exchange Fee                                             None

Expenses. The table below shows certain expenses you will incur as a Series investor, either directly or indirectly.

----------------------------------------------------------------------------
Annual Series Operating Expenses
(expenses that are deducted from Series assets)
----------------------------------------------------------------------------
Management/Administrative Fee                       0.96%
Distribution (12b-1) Fees*                          0.02%
Other Expenses                                         0%
----------------------------------------------------------------------------
Total Series Annual Operating Expenses              0.98%
----------------------------------------------------------------------------

* As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accordance with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the T rust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Series. The distribution fee noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

Expense Example. This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Qualified Plan. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Series. The example also assumes that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

----------------------------------------------------------------
Expense Example
----------------------------------------------------------------
1 Year                                  $100
----------------------------------------------------------------
3 Years                                 $312
----------------------------------------------------------------
5 Years                                 $542
----------------------------------------------------------------
10 Years                              $1,201
----------------------------------------------------------------

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Series. The SAI has more information about the Series' authorized investments and strategies, as well as the risks and restrictions that may apply to them.


The Sub-Adviser and Portfolio Management. The sub-adviser to the JNL/Putnam Value Equity Series is Putnam Investment Management, Inc. (Putnam), located at One Post Office Square, Boston, Massachusetts 02109. Putnam has been managing mutual funds since 1937.The Series is managed by the Large Cap Value team at Putnam. The team is headed by Deborah F. Kuenstner, CFA, Managing Director and Chief Investment Officer of the group. In this role, she heads the team managing large-cap value equity portfolios for retail and institutional clients. Ms. Kuenstner joined Putnam in 1997 as Senior Vice President and Senior Portfolio Manager in the International Core and Value Equity Group. In 1998, she was promoted to Chief Investment Officer of the International Value Equities team. A Chartered Financial Analyst, Ms. Kuenstner has 20 years of investment experience. Before joining Putnam, Ms. Kuenstner was a Senior Portfolio Manager of International Equities from 1989 through 1997 at DuPont Pension Fund Investment.

JNL/S&P Conservative Growth Series I

Investment Objective. The investment objective of the JNL/S&P Conservative Growth Series I is capital growth and current income.

Principal Investment Strategies. The Series seeks to achieve its objective by investing in a diversified group of other Series of the Trust (Underlying Series). The Underlying Series in which the JNL/S&P Conservative Growth Series I may invest are the JNL/Alger Growth Series, JNL/Alliance Growth Series, JNL/Eagle Core Equity Series, JNL/Eagle SmallCap Equity Series, JNL/Janus Aggressive Growth Series, JNL/Janus Balanced Series, JNL/Janus Capital Growth Series, JNL/Janus Global Equities Series, JNL/Oppenheimer Global Growth Series, JNL/Oppenheimer Growth Series, JNL/Putnam Growth Series, JNL/Putnam International Equity Series, JNL/Putnam Value Equity Series, JNL/Putnam Midcap Growth Series, PPM America/JNL Balanced Series, PPM America/JNL High Yield Bond Series, PPM America/JNL Money Market Series, Salomon Brothers/JNL Global Bond Series, Salomon Brothers/JNL U.S. Government & Quality Bond Series, T. Rowe Price/JNL Established Growth Series, T. Rowe Price/JNL Mid-Cap Growth Series, and T. Rowe Price/JNL Value Series.

The Series seeks to achieve capital growth through its investments in Underlying Series that invest primarily in equity securities. These investments may include Series that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

The Series seeks to achieve current income through its investments in Underlying Series that invest primarily in fixed-income securities. These investments may include Underlying Series that invest in foreign bonds denominated in currencies other than U.S. dollars as well as Underlying Series that invest exclusively in bonds of U.S. issuers. The Series may invest in Underlying Series that invest exclusively in investment-grade securities, as well as Underlying Series that invest in high-yield, high-risk bonds.

Under normal circumstances, the Series allocates approximately 55% to 65% of its assets to Underlying Series that invest primarily in equity securities, 30% to 40% to Underlying Series that invest primarily in fixed-income securities and 0% to 10% to Underlying Series that invest primarily in money market funds. Within these three asset classes, the Series remains flexible with respect to the percentage it will allocate among Underlying Series.

Principal Risks of Investing in the Series. An investment in the Series is not guaranteed. As with any mutual fund, the value of the Series' shares will change and you could lose money by investing in the Series. Since the Series concentrates its investments in shares of the Underlying Series, its performance is directly related to the ability of the Underlying Series to meet their respective investment objectives, as well as the sub-adviser's allocation among the Underlying Series. Accordingly, a variety of factors may influence the performance of the Series, such as:

          o Market risk. Because the Series invests indirectly in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

          For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by an Underlying Series, will fall. A broad-based market drop may also cause a bond's price to fall.

          o Prepayment risk. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.

          o Foreign investing risk. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information, more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause an Underlying Series' performance to fluctuate more than if it held only U.S. securities. To the extent that an Underlying Series invests in bonds issued by a foreign government, that Series may have limited legal recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can create special risks.

          o Emerging markets risk. The Series may invest a portion of its assets in one or more Underlying Series that hold securities of issuers in emerging markets, which involves greater risk. Emerging market countries typically have economic and political systems that are less fully developed, and likely to be less stable, than those of more advanced countries. Emerging market countries may have policies that restrict investment by foreigners, and there is a higher risk of a government taking private property. Low or nonexistent trading volume in securities of issuers in emerging markets may result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than are companies in developed markets.

          o High-yield/high-risk bonds. Lower-rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, an Underlying Series would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of lower-rated securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities.

          o Currency risk. The value of the Series' shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of an Underlying Series' foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

          o Non-diversification. The Series is "non-diversified." Under a definition provided by the Investment Company Act of 1940, as amended, non-diversified funds may invest in fewer assets, or in larger proportions of the assets of single companies or industries. Thus, the Series may hold a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Series is subject to more risk than another fund holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Series' total return and share price.

Because the Series invests exclusively in other Series of the Trust, you should look elsewhere in this prospectus for the particular information about those Series.

Performance. The bar chart and table below show the past performance of the Series' shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Series' annual returns and compares them to a broad based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Series' returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce the Series' performance. As with all mutual funds, the Series' past performance does not necessarily indicate how it will perform in the future.

Annual Total Returns as of December 31

19.52%            -1.55%
[Insert Chart]
1999              2000

In the period shown in the chart, the Series' highest quarterly return was 13.55% (4th quarter of 1999) and its lowest quarterly return was -4.39% (4th quarter of 2000).

Average Annual Total Returns as of December 31, 2000
----------------------------------------------------
                                            1 year              Life of Series*
JNL/S&P Conservative Growth Series I        -1.55%                  7.94%
Lehman Brothers Aggregate Bond Index        11.63%                  6.34%
S&P 500 Index                               -9.10%                  7.89%

The S&P 500 Index and the Lehman Bond Aggregate Index are broad-based, unmanaged indexes. The total returns were calculated according to the following weightings: the S&P 500 Index represents 60% of the equity investments and the Lehman Bond Aggregate Index represents 40% of the fixed-income investments of the Series.

* The Series began operations on April 9, 1998.

Shareholder Transaction Expenses (fees paid directly from your investment)
  Maximum Sales Load Imposed on Purchases                     None
  Maximum Sales Load Imposed on Reinvested Dividends          None
  Deferred Sales Load                                         None
  Redemption Fee                                              None
  Exchange Fee                                                None

Expenses. The table below shows certain expenses you will incur as a Series investor.

----------------------------------------------------------------------------
Annual Series Operating Expenses
(expenses that are deducted from Series assets)
----------------------------------------------------------------------------
Management/Administrative Fee                       0.20%
Other Expenses                                         0%
----------------------------------------------------------------------------
Total Series Annual Operating Expenses              0.20%
----------------------------------------------------------------------------

As a shareholder of an Underlying Series, the Series will bear its pro rata share of the expenses of that Underlying Series, which could result in duplication of certain fees, including management and administration fees.

The total annual operating expenses for each JNL/S&P Series (including both the annual operating expenses for the JNL/S&P Series and the annual operating expenses for the underlying investment divisions) could range from .90% to 1.38%. The table below shows estimated total annual operating expenses for each JNL/S&P Series based on the pro rata share of expenses that the JNL/S&P Series would bear if they invested in a hypothetical mix of underlying investment divisions. The adviser believes the expenses shown below to be a likely approximation of the expenses the JNL/S&P Series will incur based on the actual mix of underlying investment divisions. The expenses shown below include both the annual operating expenses for the JNL/S&P Series and the annual operating expenses for the underlying investment divisions. The actual expenses of each JNL/S&P Series will be based on the actual mix of underlying investment divisions in which it invests. The actual expenses may be greater or less than those shown.

     JNL/S&P Conservative Growth.................................0.910%

Expense Example. This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Qualified Plan. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Series. The example also assumes that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------
Expense Example
--------------------------------------------------------------
1 Year                                 $20
--------------------------------------------------------------
3 Years                                $64
--------------------------------------------------------------
5 Years                               $113
--------------------------------------------------------------
10 Years                              $255
--------------------------------------------------------------

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Series. The JNL/S&P Conservative Growth Series I asset allocation is expected to result in less risk than that incurred by JNL/S&P Moderate Growth Series I, JNL/S&P Aggressive Growth Series I, JNL/S&P Very Aggressive Growth Series I, JNL/S&P Equity Growth Series I or JNL/S&P Equity Aggressive Growth Series I.

When the sub-adviser believes that a temporary defensive position is desirable, the Series may invest up to 100% of its assets in cash or cash equivalents. Doing so may reduce the potential for appreciation of the Series' portfolio.

The SAI has more information about the Series' authorized investments and strategies, as well as the risks and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The sub-adviser to the JNL/S&P Conservative Growth Series I is Standard & Poor's Investment Advisory Services, Inc. (SPIAS), located at55 Water Street, New York, New York 10014. SPIAS was established in 1995 to provide investment advice to the financial community. SPIAS operates independently of and has no access to analysis or other information supplied or obtained by Standard & Poor's Ratings Services in connection with its ratings business, except to the extent such information is made available by Standard & Poor's Ratings Services to the general public.

David M. Blitzer and Robert D. Jaramillo share the primary responsibility for the day-to-day management of the Series. Mr. Blitzer has been Vice President of SPIAS since 1995 and has been an economist with Standard & Poor's Financial Services Group (which operates independently of Standard & Poor's Ratings Services) since 1982. Mr. Blitzer has had responsibility for the day-to-day management of the Series since the inception of the Series. Mr. Jaramillo has been a senior investment officer with the Quantitative Services department of Standard & Poor's Financial Information Services since May 1999. Since joining Standard & Poor's in May 1998, Mr. Jaramillo has provided analytical support for Standard & Poor's mutual fund advisory products. Prior to 1998, Mr. Jaramillo worked as an analyst for The Boston Company Asset Management, Inc. Mr. Jaramillo has had responsibility for the day-to-day management of the Series since August 2000.

JNL/S&P Moderate Growth Series I

Investment Objective. The investment objective of the JNL/S&P Moderate Growth Series I is to seek capital growth. Current income is a secondary objective.

Principal Investment Strategies. The Series seeks to achieve its objectives by investing in a diversified group of other Series of the Trust (Underlying Series). The Underlying Series in which the JNL/S&P Moderate Growth Series I may invest are the JNL/Alger Growth Series, JNL/Alliance Growth Series, JNL/Eagle Core Equity Series, JNL/Eagle SmallCap Equity Series, JNL/Janus Aggressive Growth Series, JNL/Janus Balanced Series, JNL/Janus Capital Growth Series, JNL/Janus Global Equities Series, JNL/Oppenheimer Global Growth Series, JNL/Oppenheimer Growth Series, JNL/Putnam Growth Series, JNL/Putnam International Equity Series, JNL/Putnam Value Equity Series, JNL/Putnam Midcap Growth Series, PPM America/JNL Balanced Series, PPM America/JNL High Yield Bond Series, PPM America/JNL Money Market Series, Salomon Brothers/JNL Global Bond Series, Salomon Brothers/JNL U.S. Government & Quality Bond Series, T. Rowe Price/JNL Established Growth Series, T. Rowe Price/JNL Mid-Cap Growth Series, and T. Rowe Price/JNL Value Series.

The Series seeks to achieve capital growth through its investments in Underlying Series that invest primarily in equity securities. These investments may include Underlying Series that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

The Series seeks to achieve current income through its investments in Underlying Series that invest primarily in fixed-income securities. These investments may include Underlying Series that invest in foreign bonds denominated in currencies other than U.S. dollars as well as Underlying Series that invest exclusively in bonds of U.S. issuers. The Series may invest in Underlying Series that invest exclusively in investment-grade securities, as well as Underlying Series that invest in high-yield, high-risk bonds.

Under normal circumstances, the Series allocates approximately 70% to 80% of its assets to Underlying Series that invest primarily in equity securities and 20% to 30% to Underlying Series that invest primarily in fixed-income securities. Within these asset classes, the Series remains flexible with respect to the percentage it will allocate among particular Underlying Series.

Principal Risks of Investing in the Series. An investment in the Series is not guaranteed. As with any mutual fund, the value of the Series' shares will change and you could lose money by investing in the Series. Since the Series concentrates its investments in shares of the Underlying Series, its performance is directly related to the ability of the Underlying Series to meet their respective investment objectives, as well as the sub-adviser's allocation among the Underlying Series. Accordingly, a variety of factors may influence its performance, such as:

          o Market risk. Because the Series invests indirectly in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

          For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by an Underlying Series, will fall. A broad-based market drop may also cause a bond's price to fall.

          o Prepayment risk. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.

          o Foreign investing risk. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause an Underlying Series' performance to fluctuate more than if it held only U.S. securities. To the extent that an Underlying Series invests in bonds issued by a foreign government, that Series may have limited legal recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can create special risks.

          o Emerging markets risk. The Series may invest a portion of its assets in one or more Underlying Series that hold securities of issuers in emerging markets, which involves greater risk. Emerging market countries typically have economic and political systems that are less fully developed, and likely to be less stable, than those of more advanced countries. Emerging market countries may have policies that restrict investment by foreigners, and there is a higher risk of a government taking private property. Low or nonexistent trading volume in securities of issuers in emerging markets may result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than are companies in developed markets.

          o High-yield/high-risk bonds. Lower-rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, an Underlying Series would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of lower-rated securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities.

          o Currency risk. The value of an Underlying Series' shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Series' foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

          o Non-diversification. The Series is "non-diversified." Under a definition provided by the Investment Company Act of 1940, as amended, non-diversified funds may invest in fewer assets, or in larger proportions of the assets of single companies or industries. Thus, the Series may hold a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Series is subject to more risk than another fund holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Series' total return and share price.

Because the Series invests exclusively in other series of the Trust, you should look elsewhere in this prospectus for the particular information about those series.

Performance. The bar chart and table below show the past performance of the Series' shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Series' annual returns and compares them to a broad based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Series' returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce the Series' performance. As with all mutual funds, the Series' past performance does not necessarily indicate how it will perform in the future.

Annual Total Returns as of December 31

26.74%            -4.35%
[Insert Chart]
1999              2000

In the period shown in the chart, the Series' highest quarterly return was 17.87% (4th quarter of 1999) and its lowest quarterly return was -6.78% (4th quarter of 2000).

Average Annual Total Returns as of December 31, 2000
----------------------------------------------------
                                             1 year            Life of Series*
JNL/S&P Moderate Growth Series I             -4.35%                 9.71%
Lehman Brothers Aggregate Bond Index         11.63%                 6.34%
S&P 500 Index                                -9.10%                 8.21%

The S&P 500 Index and the Lehman Bond Aggregate Index are broad-based, unmanaged indexes. The total returns were calculated according to the following weightings: the S&P 500 Index represents 75% of the equity investments and the Lehman Bond Aggregate Index represents 25% of the fixed-income investments of the Series.

* The Series began operations on April 8, 1998.

Shareholder Transaction Expenses (fees paid directly from your investment)
  Maximum Sales Load Imposed on Purchases                          None
  Maximum Sales Load Imposed on Reinvested Dividends               None
  Deferred Sales Load                                              None
  Redemption Fee                                                   None
  Exchange Fee                                                     None

Expenses. The table below shows certain expenses you will incur as a Series investor.

----------------------------------------------------------------------------
Annual Series Operating Expenses
(expenses that are deducted from Series assets)
----------------------------------------------------------------------------
Management/Administrative Fee                       0.20%
Other Expenses                                         0%
----------------------------------------------------------------------------
Total Series Annual Operating Expenses              0.20%
----------------------------------------------------------------------------

As a shareholder of an Underlying Series, the Series will bear its pro rata share of the expenses of that Underlying Series, which could result in duplication of certain fees, including management and administration fees.

The total annual operating expenses for each JNL/S&P Series (including both the annual operating expenses for the JNL/S&P Series and the annual operating expenses for the underlying investment divisions) could range from .90% to 1.38%. The table below shows estimated total annual operating expenses for each JNL/S&P Series based on the pro rata share of expenses that the JNL/S&P Series would bear if they invested in a hypothetical mix of underlying investment divisions. The adviser believes the expenses shown below to be a likely approximation of the expenses the JNL/S&P Series will incur based on the actual mix of underlying investment divisions. The expenses shown below include both the annual operating expenses for the JNL/S&P Series and the annual operating expenses for the underlying investment divisions. The actual expenses of each JNL/S&P Series will be based on the actual mix of underlying investment divisions in which it invests. The actual expenses may be greater or less than those shown.

     JNL/S&P Moderate Growth Series I.......................  0.940%

Expense Example. This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Qualified Plan. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Series. The example also assumes that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

-------------------------------------------------------------
Expense Example
-------------------------------------------------------------
1 Year                                $20
-------------------------------------------------------------
3 Years                               $64
-------------------------------------------------------------
5 Years                              $113
-------------------------------------------------------------
10 Years                             $255
-------------------------------------------------------------


Additional Information About the Other Investment Strategies, Other Investments and Risks of the Series. The JNL/S&P Moderate Growth Series I asset allocation is expected to result in less risk than that incurred by JNL/S&P Aggressive Growth Series I, JNL/S&P Very Aggressive Growth Series I, JNL/S&P Equity Growth Series I or JNL/S&P Equity Aggressive Growth Series I, but more risk than JNL/S&P Conservative Growth Series I.


When the sub-adviser believes that a temporary defensive position is desirable, the Series may invest up to 100% of its assets in cash or cash equivalents. Doing so may reduce the potential for appreciation of the Series' portfolio.

The SAI has more information about the Series' authorized investments and strategies, as well as the risks and restrictions that may apply to them.


The Sub-Adviser and Portfolio Management. The sub-adviser to the JNL/S&P Moderate Growth Series I is Standard & Poor's Investment Advisory Services, Inc. (SPIAS), located at 55 Water Street, New York, New York 10014. SPIAS was established in 1995 to provide investment advice to the financial community. SPIAS operates independently of and has no access to analysis or other information supplied or obtained by Standard & Poor's Ratings Services in connection with its ratings business, except to the extent such information is made available by Standard & Poor's Ratings Services to the general public.


David M. Blitzer and Robert D. Jaramillo share the primary responsibility for the day-to-day management of the Series. Mr. Blitzer has been Vice President of SPIAS since 1995 and has been an economist with Standard & Poor's Financial Services Group (which operates independently of Standard & Poor's Ratings Services) since 1982. Mr. Blitzer has had responsibility for the day-to-day management of the Series since the inception of the Series. Mr. Jaramillo has been a senior investment officer with the Quantitative Services department of Standard & Poor's Financial Information Services since May 1999. Since joining Standard & Poor's in May 1998, Mr. Jaramillo has provided analytical support for Standard & Poor's mutual fund advisory products. Prior to 1998, Mr. Jaramillo worked as an analyst for The Boston Company Asset Management, Inc. Mr. Jaramillo has had responsibility for the day-to-day management of the Series since August 2000.

JNL/S&P Aggressive Growth Series I

Investment Objective. The investment objective of the JNL/S&P Aggressive Growth Series I is capital growth.

Principal Investment Strategies. The Series seeks to achieve its objective by investing in a diversified group of other Series of the Trust (Underlying Series). The Underlying Series in which the JNL/S&P Aggressive Growth Series I may invest are the JNL/Alger Growth Series, JNL/Alliance Growth Series, JNL/Eagle Core Equity Series, JNL/Eagle SmallCap Equity Series, JNL/Janus Aggressive Growth Series, JNL/Janus Balanced Series, JNL/Janus Capital Growth Series, JNL/Janus Global Equities Series, JNL/Oppenheimer Global Growth Series, JNL/Oppenheimer Growth Series, JNL/Putnam Growth Series, JNL/Putnam International Equity Series, JNL/Putnam Value Equity Series, JNL/Putnam Midcap Growth Series, PPM America/JNL Balanced Series, PPM America/JNL High Yield Bond Series, PPM America/JNL Money Market Series, Salomon Brothers/JNL Global Bond Series, Salomon Brothers/JNL U.S. Government & Quality Bond Series, T. Rowe Price/JNL Established Growth Series, T. Rowe Price/JNL Mid-Cap Growth Series, and T. Rowe Price/JNL Value Series.

The Series seeks to achieve capital growth primarily through its investments in Underlying Series that invest primarily in equity securities. These investments may include Series that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

The Series seeks to achieve capital growth secondarily through its investment in Underlying Series that invest primarily in fixed-income securities. These investments may include Underlying Series that invest in foreign bonds denominated in currencies other than U.S. dollars as well as Underlying Series that invest exclusively in bonds of U.S. issuers. The Series may invest in Underlying Series that invest exclusively in investment-grade securities, as well as Underlying Series that invest in high-yield, high-risk bonds.

Under normal circumstances, the Series allocates approximately 85% to 95% of its assets to Underlying Series that invest primarily in equity securities and 5% to 15% to Underlying Series that invest primarily in fixed-income securities. Within these asset classes, the Series remains flexible with respect to the percentage it will allocate among particular Underlying Series.

Principal Risks of Investing in the Series. An investment in the Series is not guaranteed. As with any mutual fund, the value of the Series' shares will change and you could lose money by investing in the Series. Since the Series concentrates its investments in shares of the Underlying Series, its performance is directly related to the ability of the Underlying Series to meet their respective investment objectives, as well as the sub-adviser's allocation among the Underlying Series. Accordingly, a variety of factors may influence its investment performance, such as:

          o Market risk. Because the Series invests indirectly in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

          For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by an Underlying Series, will fall. A broad-based market drop may also cause a bond's price to fall.


          o High-yield/high-risk bonds. Lower-rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, an Underlying Series would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of lower-rated securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities.


          o Prepayment risk. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.

          o Foreign investing risk. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause an Underlying Series' performance to fluctuate more than if it held only U.S. securities. To the extent that an Underlying Series invests in bonds issued by a foreign government, that Series may have limited recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can create special risks.

          o Emerging markets risk. The Series may invest a portion of its assets in one or more Underlying Series that hold securities of issuers in emerging markets, which involves greater risk. Emerging market countries typically have economic and political systems that are less fully developed, and likely to be less stable, than those of more advanced countries. Emerging market countries may have policies that restrict investment by foreigners, and there is a higher risk of a government taking private property. Low or nonexistent trading volume in securities of issuers in emerging markets may result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than are companies in developed markets.

          o Currency risk. The value of an Underlying Series' shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Series' foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

          o Non-diversification. The Series is "non-diversified." Under a definition provided by the Investment Company Act of 1940, as amended, non-diversified funds may invest in fewer assets, or in larger proportions of the assets of single companies or industries. Thus, the Series may hold a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Series is subject to more risk than another fund holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Series' total return and share price.

Because the Series invests exclusively in other series of the Trust, you should look elsewhere in this prospectus for the particular information about those series.

Performance. The bar chart and table below show the past performance of the Series' shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Series' annual returns and compares them to a broad based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Series' returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce the Series' performance. As with all mutual funds, the Series' past performance does not necessarily indicate how it will perform in the future.

Annual Total Returns as of December 31

35.38%            -9.37%
[Insert Chart]
1999              2000

In the period shown in the chart, the Series' highest quarterly return was 22.84% (4th quarter of 1999) and its lowest quarterly return was -10.29% (4th quarter of 2000).

Average Annual Total Returns as of December 31, 2000
----------------------------------------------------
                                              1 year            Life of Series*
JNL/S&P Aggressive Growth Series I            -9.37%                11.13%
Lehman Brothers Aggregate Bond Index          11.63%                 6.34%
S&P 500 Index                                 -9.10%                 8.21%

The S&P 500 Index and the Lehman Bond Aggregate Index are broad-based, unmanaged indexes. . The total returns were calculated according to the following weightings: the S&P 500 Index represents 90% of the equity investments and the Lehman Bond Aggregate Index represents 10% of the fixed-income investments of the Series.

* The Series began operations on April 8, 1998.

Shareholder Transaction Expenses (fees paid directly from your investment)
  Maximum Sales Load Imposed on Purchases                  None
  Maximum Sales Load Imposed on Reinvested Dividends       None
  Deferred Sales Load                                      None
  Redemption Fee                                           None
  Exchange Fee                                             None

Expenses. The table below shows certain expenses you will incur as a Series investor.

----------------------------------------------------------------------------
Annual Series Operating Expenses
(expenses that are deducted from Series assets)
----------------------------------------------------------------------------
Management/Administrative Fee                       0.20%
Other Expenses                                         0%
----------------------------------------------------------------------------
Total Series Annual Operating Expenses              0.20%
----------------------------------------------------------------------------

As a shareholder of an Underlying Series, the Series will bear its pro rata share of the expenses of that Underlying Series, which could result in duplication of certain fees, including management and administration fees.

The total annual operating expenses for each JNL/S&P Series (including both the annual operating expenses for the JNL/S&P Series and the annual operating expenses for the underlying investment divisions) could range from .90% to 1.38%. The table below shows estimated total annual operating expenses for each JNL/S&P Series based on the pro rata share of expenses that the JNL/S&P Series would bear if they invested in a hypothetical mix of underlying investment divisions. The adviser believes the expenses shown below to be a likely approximation of the expenses the JNL/S&P Series will incur based on the actual mix of underlying investment divisions. The expenses shown below include both the annual operating expenses for the JNL/S&P Series and the annual operating expenses for the underlying investment divisions. The actual expenses of each JNL/S&P Series will be based on the actual mix of underlying investment divisions in which it invests. The actual expenses may be greater or less than those shown.

     JNL/S&P Aggressive Growth Series I......................... 0.970%

Expense Example. This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Qualified Plan. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Series. The example also assumes that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

------------------------------------------------------------
Expense Example
------------------------------------------------------------
1 Year                               $20
------------------------------------------------------------
3 Years                              $64
------------------------------------------------------------
5 Years                             $113
------------------------------------------------------------
10 Years                            $255
------------------------------------------------------------

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Series. The JNL/S&P Aggressive Growth Series I asset allocation is expected to result in less risk than that incurred by JNL/S&P Very Aggressive Growth Series I, JNL/S&P Equity Growth Series I or JNL/S&P Equity Aggressive Growth Series I, but more risk than JNL/S&P Conservative Growth Series I or JNL/S&P Moderate Growth Series I.

When the sub-adviser believes that a temporary defensive position is desirable, the Series may invest up to 100% of its assets in cash or cash equivalents. Taking a defensive position may reduce the potential for appreciation of the Series' portfolio.

The SAI has more information about the Series' authorized investments and strategies, as well as the risks and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The sub-adviser to the JNL/S&P Aggressive Growth Series I is Standard & Poor's Investment Advisory Services, Inc. (SPIAS), located at55 Water Street, New York, New York 10014. SPIAS was established in 1995 to provide investment advice to the financial community. SPIAS operates independently of and has no access to analysis or other information supplied or obtained by Standard & Poor's Ratings Services in connection with its ratings business, except to the extent such information is made available by Standard & Poor's Ratings Services to the general public.

David M. Blitzer and Robert D. Jaramillo share the primary responsibility for the day-to-day management of the Series. Mr. Blitzer has been Vice President of SPIAS since 1995 and has been an economist with Standard & Poor's Financial Services Group (which operates independently of Standard & Poor's Ratings Services) since 1982. Mr. Blitzer has had responsibility for the day-to-day management of the Series since the inception of the Series. Mr. Jaramillo has been a senior investment officer with the Quantitative Services department of Standard & Poor's Financial Information Services since May 1999. Since joining Standard & Poor's in May 1998, Mr. Jaramillo has provided analytical support for Standard & Poor's mutual fund advisory products. Prior to 1998, Mr. Jaramillo worked as an analyst for The Boston Company Asset Management, Inc. Mr. Jaramillo has had responsibility for the day-to-day management of the Series since August 2000.

JNL/S&P Very Aggressive Growth Series I

Investment Objective. The investment objective of the JNL/S&P Very Aggressive Growth Series I is capital growth.

Principal Investment Strategies. The Series seeks to achieve its objective by investing in a diversified group of other Series of the Trust (Underlying Series). The Underlying Series in which the JNL/S&P Very Aggressive Growth Series I may invest are the JNL/Alger Growth Series, JNL/Alliance Growth Series, JNL/Eagle Core Equity Series, JNL/Eagle SmallCap Equity Series, JNL/Janus Aggressive Growth Series, JNL/Janus Balanced Series, JNL/Janus Capital Growth Series, JNL/Janus Global Equities Series, JNL/Oppenheimer Global Growth Series, JNL/Oppenheimer Growth Series, JNL/Putnam Growth Series, JNL/Putnam International Equity Series, JNL/Putnam Value Equity Series, JNL/Putnam Midcap Growth Series, PPM America/JNL Balanced Series, PPM America/JNL High Yield Bond Series, PPM America/JNL Money Market Series, Salomon Brothers/JNL Global Bond Series, Salomon Brothers/JNL U.S. Government & Quality Bond Series, T. Rowe Price/JNL Established Growth Series, T. Rowe Price/JNL Mid-Cap Growth Series, and T. Rowe Price/JNL Value Series.

The Series seeks to achieve capital growth through its investments in Underlying Series that invest primarily in equity securities. These investments may include Series that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

Under normal circumstances, the Series allocates up to 100% of its assets to Underlying Series that invest primarily in equity securities. The Series remains flexible with respect to the percentage it will allocate among those particular Underlying Series that invest primarily in equity securities.

Principal Risks of Investing in the Series. An investment in the Series is not guaranteed. As with any mutual fund, the value of the Series' shares will change and you could lose money by investing in the Series. Since the Series concentrates its investments in shares of the Underlying Series, its performance is directly related to the ability of the Underlying Series to meet their respective investment objectives, as well as the sub-adviser's allocation among the Underlying Series. Accordingly, a variety of factors may influence its investment performance, such as:

          o Market risk. Because the Series invests indirectly in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

          For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by an Underlying Series, will fall. A broad-based market drop may also cause a bond's price to fall.

          o Foreign investing risk. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause an Underlying Series' performance to fluctuate more than if it held only U.S. securities. To the extent that an Underlying Series invests in bonds issued by a foreign government, that Series may have limited legal recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can create special risks.

          o Emerging markets risk. The Series may invest a portion of its assets in one or more Underlying Series that hold securities of issuers in emerging markets, which involves greater risk. Emerging market countries typically have economic and political systems that are less fully developed, and likely to be less stable, than those of more advanced countries. Emerging market countries may have policies that restrict investment by foreigners, and there is a higher risk of a government taking private property. Low or nonexistent trading volume in securities of issuers in emerging markets may result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than are companies in developed markets.

          o High-yield/high-risk bonds. Lower-rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, a Series would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of lower-rated securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities.

          o Currency risk. The value of an Underlying Series' shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Series' foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

          o Non-diversification. The Series is "non-diversified." Under a definition provided by the Investment Company Act of 1940, as amended, non-diversified funds may invest in fewer assets, or in larger proportions of the assets of single companies or industries. Thus, the Series may hold a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Series is subject to more risk than another fund holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Series' total return and share price.

Because the Series invests exclusively in other series of the Trust, you should look elsewhere in this prospectus for the particular information about those series.

Performance. The bar chart and table below show the past performance of the Series' shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Series' average annual returns and compares them to a broad based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Series' returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce the Series' performance. As with all mutual funds, the Series' past performance does not necessarily indicate how it will perform in the future.

Annual Total Returns as of December 31

48.86%            -17.16%
[Insert Chart]
1999              2000

In the period shown in the chart, the Series' highest quarterly return was 29.63% (4th quarter of 1999) and its lowest quarterly return was -16.56% (4th quarter of 2000).

Average Annual Total Returns as of December 31, 2000
----------------------------------------------------
                                               1 year            Life of Series*
JNL/S&P Very Aggressive Growth Series I        -17.16%                12.40%
S&P 500 Index                                   -9.10%                 7.93%


The S&P 500 Index is a broad-based, unmanaged index. The S&P 500 Index represents 100% of the equity investments of the Series.

* The Series began operations on April 1, 1998.

Shareholder Transaction Expenses (fees paid directly from your investment)
Maximum Sales Load Imposed on Purchases                    None
Maximum Sales Load Imposed on Reinvested Dividends         None
Deferred Sales Load                                        None
Redemption Fee                                             None
Exchange Fee                                               None

Expenses. The table below shows certain expenses you will incur as a Series investor.

-----------------------------------------------------------------------------
Annual Series Operating Expenses
(expenses that are deducted from Series assets)
-----------------------------------------------------------------------------
Management/Administrative Fee                        0.20%
-----------------------------------------------------------------------------
Other Expenses                                          0%
-----------------------------------------------------------------------------
Total Series Annual Operating Expenses               0.20%
-----------------------------------------------------------------------------

As a shareholder of an Underlying Series, the Series will bear its pro rata share of the expenses of that Underlying Series, which could result in duplication of certain fees, including management and administration fees.

The total annual operating expenses for each JNL/S&P Series (including both the annual operating expenses for the JNL/S&P Series and the annual operating expenses for the underlying investment divisions) could range from .90% to 1.38%. The table below shows estimated total annual operating expenses for each JNL/S&P Series based on the pro rata share of expenses that the JNL/S&P Series would bear if they invested in a hypothetical mix of underlying investment divisions. The adviser believes the expenses shown below to be a likely approximation of the expenses the JNL/S&P Series will incur based on the actual mix of underlying investment divisions. The expenses shown below include both the annual operating expenses for the JNL/S&P Series and the annual operating expenses for the underlying investment divisions. The actual expenses of each JNL/S&P Series will be based on the actual mix of underlying investment divisions in which it invests. The actual expenses may be greater or less than those shown.

     JNL/S&P Very Aggressive Growth Series I....................  0.967%

Expense Example. This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Qualified Plan. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Series. The example also assumes that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

-----------------------------------------------------------
Expense Example
-----------------------------------------------------------
1 Year                              $20
-----------------------------------------------------------
3 Years                             $64
-----------------------------------------------------------
5 Years                            $113
-----------------------------------------------------------
10 Years                           $255
-----------------------------------------------------------

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Series. The JNL/S&P Very Aggressive Growth Series I asset allocation is expected to result in more risk than that incurred by JNL/S&P Conservative Growth Series I, JNL/S&P Moderate Growth Series I, JNL/S&P Aggressive Growth Series I, JNL/S&P Equity Growth Series I or JNL/S&P Equity Aggressive Growth Series I.

When the sub-adviser believes that a temporary defensive position is desirable, the Series may invest up to 100% of its assets in cash, cash equivalents or Underlying Series that invest primarily in fixed-income securities. Taking a defensive position may reduce the potential for appreciation of the Series' portfolio.

The SAI has more information about the Series' authorized investments and strategies, as well as the risks and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The sub-adviser to the JNL/S&P Very Aggressive Growth Series I is Standard & Poor's Investment Advisory Services, Inc. (SPIAS), located at55 Water Street, New York, New York 10014. SPIAS was established in 1995 to provide investment advice to the financial community. SPIAS operates independently of and has no access to analysis or other information supplied or obtained by Standard & Poor's Ratings Services in connection with its ratings business, except to the extent such information is made available by Standard & Poor's Ratings Services to the general public.

David M. Blitzer and Robert D. Jaramillo share the primary responsibility for the day-to-day management of the Series. Mr. Blitzer has been Vice President of SPIAS since 1995 and has been an economist with Standard & Poor's Financial Services Group (which operates independently of Standard & Poor's Ratings Services) since 1982. Mr. Blitzer has had responsibility for the day-to-day management of the Series since the inception of the Series. Mr. Jaramillo has been a senior investment officer with the Quantitative Services department of Standard & Poor's Financial Information Services since May 1999. Since joining Standard & Poor's in May 1998, Mr. Jaramillo has provided analytical support for Standard & Poor's mutual fund advisory products. Prior to 1998, Mr. Jaramillo worked as an analyst for The Boston Company Asset Management, Inc. Mr. Jaramillo has had responsibility for the day-to-day management of the Series since August 2000.

JNL/S&P Equity Growth Series I

Investment Objective. The investment objective of the JNL/S&P Equity Growth Series I is capital growth.

Principal Investment Strategies. The Series seeks to achieve its objective by investing in a diversified group of other Series of the Trust (Underlying Series). The Underlying Series in which JNL/S&P Equity Growth Series I may invest are the JNL/Alger Growth Series, JNL/Alliance Growth Series, JNL/Eagle Core Equity Series, JNL/Eagle SmallCap Equity Series, JNL/Janus Aggressive Growth Series, JNL/Janus Balanced Series, JNL/Janus Capital Growth Series, JNL/Janus Global Equities Series, JNL/Oppenheimer Global Growth Series, JNL/Oppenheimer Growth Series, JNL/Putnam Growth Series, JNL/Putnam International Equity Series, JNL/Putnam Value Equity Series, JNL/Putnam Midcap Growth Series, PPM America/JNL Balanced Series, PPM America/JNL High Yield Bond Series, PPM America/JNL Money Market Series, Salomon Brothers/JNL Global Bond Series, Salomon Brothers/JNL U.S. Government & Quality Bond Series, T. Rowe Price/JNL Established Growth Series, T. Rowe Price/JNL Mid-Cap Growth Series, and T. Rowe Price/JNL Value Series.

The Series seeks to achieve capital growth through its investments in Underlying Series that invest primarily in equity securities. These investments may include Series that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

Under normal circumstances, the Series allocates 100% of its assets to Underlying Series that invest primarily in equity securities. The Series remains flexible with respect to the percentage it will allocate among those particular Underlying Series that invest primarily in equity securities.

Principal Risks of Investing in the Series. An investment in the Series is not guaranteed. As with any mutual fund, the value of the Series' shares will change and you could lose money by investing in the Series. Since the Series concentrates its investments in shares of the Underlying Series, its performance is directly related to the ability of the Underlying Series to meet their respective investment objectives, as well as the sub-adviser's allocation among the Underlying Series. Accordingly, a variety of factors may influence its investment performance, such as:

          o Market risk. Because the Series invests indirectly in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

          For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by an Underlying Series, will fall. A broad-based market drop may also cause a bond's price to fall.

          o Foreign investing risk. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular.

          Owning foreign securities could cause an Underlying Series' performance to fluctuate more than if it held only U.S. securities. To the extent that an Underlying Series invests in bonds issued by a foreign government, that Series may have limited legal recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can create special risks.

          o Emerging markets risk. The Series may invest a portion of its assets in one or more Underlying Series that hold securities of issuers in emerging markets, which involves greater risk. Emerging market countries typically have economic and political systems that are less fully developed, and likely to be less stable, than those of more advanced countries. Emerging market countries may have policies that restrict investment by foreigners, and there is a higher risk of a government taking private property. Low or nonexistent trading volume in securities of issuers in emerging markets may result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than are companies in developed markets.

          o High-yield/high-risk bonds. Lower-rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, a Series would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of lower-rated securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities.

          o Currency risk. The value of an Underlying Series' shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Series' foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

          o Non-diversification. The Series is "non-diversified." Under a definition provided by the Investment Company Act of 1940, as amended, non-diversified funds may invest in fewer assets, or in larger proportions of the assets of single companies or industries. Thus, the Series may hold a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Series is subject to more risk than another fund holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Series' total return and share price.

Because the Series invests exclusively in other series of the Trust, you should look elsewhere in this prospectus for the particular information about those series.

Performance. The bar chart and table below show the past performance of the Series' shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the annual returns and compares them to a broad based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Series' returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce the Series' performance. As with all mutual funds, the Series' past performance does not necessarily indicate how it will perform in the future.

Annual Total Returns as of December 31

43.19%            -14.06%
[Insert Chart]
1999              2000

In the period shown in the chart, the Series' highest quarterly return was 27.60% (4th quarter of 1999) and its lowest quarterly return was -14.06% (4th quarter of 2000).

Average Annual Total Returns as of December 31, 2000
----------------------------------------------------
                                             1 year            Life of Series*
JNL/S&P Equity Growth Series I               -14.06%                10.40%
S&P 500 Index                                 -9.10%                 7.96%

The S&P 500 Index is a broad-based, unmanaged index. The S&P 500 Index represents 100% of the equity investments of the Series.

* The Series began operations on April 13, 1998.

Shareholder Transaction Expenses (fees paid directly from your investment)
  Maximum Sales Load Imposed on Purchases                  None
  Maximum Sales Load Imposed on Reinvested Dividends       None
  Deferred Sales Load                                      None
  Redemption Fee                                           None
 Exchange Fee                                              None

Expenses. The table below shows certain expenses you will incur as a Series investor.

--------------------------------------------------------------------------
Annual Series Operating Expenses
(expenses that are deducted from Series assets)
--------------------------------------------------------------------------
Management/Administrative Fee                     0.20%
Other Expenses                                       0%
--------------------------------------------------------------------------
Total Series Annual Operating Expenses            0.20%
--------------------------------------------------------------------------

As a shareholder of an Underlying Series, the Series will bear its pro rata share of the expenses of that Underlying Series, which could result in duplication of certain fees, including management and administration fees.

The total annual operating expenses for each JNL/S&P Series (including both the annual operating expenses for the JNL/S&P Series and the annual operating expenses for the underlying investment divisions) could range from .90% to 1.38%. The table below shows estimated total annual operating expenses for each JNL/S&P Series based on the pro rata share of expenses that the JNL/S&P Series would bear if they invested in a hypothetical mix of underlying investment divisions. The adviser believes the expenses shown below to be a likely approximation of the expenses the JNL/S&P Series will incur based on the actual mix of underlying investment divisions. The expenses shown below include both the annual operating expenses for the JNL/S&P Series and the annual operating expenses for the underlying investment divisions. The actual expenses of each JNL/S&P Series will be based on the actual mix of underlying investment divisions in which it invests. The actual expenses may be greater or less than those shown.

         JNL/S&P Equity Growth Series I......................  0.971%

Expense Example. This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Qualified Plan. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Series. The example also assumes that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

----------------------------------------------------------
Expense Example
----------------------------------------------------------
1 Year                             $20
----------------------------------------------------------
3 Years                            $64
----------------------------------------------------------
5 Years                           $113
----------------------------------------------------------
10 Years                          $255
----------------------------------------------------------

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Series. The JNL/S&P Equity Growth Series I asset allocation is expected to result in more risk than that incurred by JNL/S&P Conservative Growth Series I, JNL/S&P Moderate Growth Series I and JNL/S&P Aggressive Growth Series I, but less risk than JNL/S&P Equity Aggressive Growth Series I or JNL/S&P Very Aggressive Growth Series I. When the sub-adviser believes that a temporary defensive position is desirable, the Series may invest up to 100% of its assets in cash, cash equivalents or Underlying Series that invest primarily in fixed-income securities. Taking a defensive position may reduce the potential for appreciation of the Series' portfolio.

The SAI has more information about the Series' authorized investments and strategies, as well as the risks and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The sub-adviser to the JNL/S&P Equity Growth Series I is Standard & Poor's Investment Advisory Services, Inc. (SPIAS), located at55 Water Street, New York, New York 10014. SPIAS was established in 1995 to provide investment advice to the financial community. SPIAS operates independently of and has no access to analysis or other information supplied or obtained by Standard & Poor's Ratings Services in connection with its ratings business, except to the extent such information is made available by Standard & Poor's Ratings Services to the general public.

David M. Blitzer and Robert D. Jaramillo share the primary responsibility for the day-to-day management of the Series. Mr. Blitzer has been Vice President of SPIAS since 1995 and has been an economist with Standard & Poor's Financial Services Group (which operates independently of Standard & Poor's Ratings Services) since 1982. Mr. Blitzer has had responsibility for the day-to-day management of the Series since the inception of the Series. Mr. Jaramillo has been a senior investment officer with the Quantitative Services department of Standard & Poor's Financial Information Services since May 1999. Since joining Standard & Poor's in May 1998, Mr. Jaramillo has provided analytical support for Standard & Poor's mutual fund advisory products. Prior to 1998, Mr. Jaramillo worked as an analyst for The Boston Company Asset Management, Inc. Mr. Jaramillo has had responsibility for the day-to-day management of the Series since August 2000.

JNL/S&P Equity Aggressive Growth Series I

Investment Objective. The investment objective of the JNL/S&P Equity Aggressive Growth Series I is capital growth.

Principal Investment Strategies. The Series seeks to achieve its objective by investing in a diversified group of other Series of the Trust (Underlying Series). The Underlying Series in which JNL/S&P Equity Aggressive Growth Series I may invest are the JNL/Alger Growth Series, JNL/Alliance Growth Series, JNL/Eagle Core Equity Series, JNL/Eagle SmallCap Equity Series, JNL/Janus Aggressive Growth Series, JNL/Janus Balanced Series, JNL/Janus Capital Growth Series, JNL/Janus Global Equities Series, JNL/Oppenheimer Global Growth Series, JNL/Oppenheimer Growth Series, JNL/Putnam Growth Series, JNL/Putnam International Equity Series, JNL/Putnam Value Equity Series, JNL/Putnam Midcap Growth Series, PPM America/JNL Balanced Series, PPM America/JNL High Yield Bond Series, PPM America/JNL Money Market Series, Salomon Brothers/JNL Global Bond Series, Salomon Brothers/JNL U.S. Government & Quality Bond Series, T. Rowe Price/JNL Established Growth Series, T. Rowe Price/JNL Mid-Cap Growth Series, and T. Rowe Price/JNL Value Series.

The Series seeks to achieve capital growth through its investments in Underlying Series that invest primarily in equity securities. These investments may include Series that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

Under normal circumstances, the Series allocates 100% of its assets to Underlying Series that invest primarily in equity securities. The Series remains flexible with respect to the percentage it will allocate among those particular Underlying Series that invest primarily in equity securities.

Principal Risks of Investing in the Series. An investment in the Series is not guaranteed. As with any mutual fund, the value of the Series' shares will change and you could lose money by investing in the Series. Since the Series concentrates its investments in shares of the Underlying Series, its performance is directly related to the ability of the Underlying Series to meet their respective investment objectives, as well as the sub-adviser's allocation among the Underlying Series. Accordingly, a variety of factors may influence its investment performance, such as:

          o Market risk. Because the Series invests indirectly in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

          For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by an Underlying Series, will fall. A broad-based market drop may also cause a bond's price to fall.

          o Foreign investing risk. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause an Underlying Series' performance to fluctuate more than if it held only U.S. securities. To the extent that an Underlying Series invests in bonds issued by a foreign government, that Series may have limited legal recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can create special risks.

          o Emerging markets risk. The Series may invest a portion of its assets in one or more Underlying Series that hold securities of issuers in emerging markets, which involves greater risk. Emerging market countries typically have economic and political systems that are less fully developed, and likely to be less stable, than those of more advanced countries. Emerging market countries may have policies that restrict investment by foreigners, and there is a higher risk of a government taking private property. Low or nonexistent trading volume in securities of issuers in emerging market may result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than are companies in developed markets.

          o High-yield/high-risk bonds. Lower-rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, a Series would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of lower-rated securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities.

          o Currency risk. The value of an Underlying Series' shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Series' foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

          o Non-diversification. The Series is "non-diversified." Under a definition provided by the Investment Company Act of 1940, as amended, non-diversified funds may invest in fewer assets, or in larger proportions of the assets of single companies or industries. Thus, the Series may hold a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Series is subject to more risk than another fund holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Series' total return and share price.

Because the Series invests exclusively in other series of the Trust, you should look elsewhere in this prospectus for the particular information about those series.

Performance. The bar chart and table below show the past performance of the Series' shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Series' annual returns and compares them to a broad based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Series' returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce the Series' performance. As with all mutual funds, the Series' past performance does not necessarily indicate how it will perform in the future.

Annual Total Returns as of December 31

45.25%            -15.27%
[Insert Chart]
1999              2000

In the period shown in the chart, the Series' highest quarterly return was 28.62% (4th quarter of 1999) and its lowest quarterly return was -15.27% (4th quarter of 2000).

Average Annual Total Returns as of December 31, 2000
----------------------------------------------------
                                               1 year            Life of Series*
JNL/S&P Equity Aggressive Growth Series I     -15.27%                 10.85%
S&P 500 Index                                  -9.10%                  7.63%

The S&P 500 Index is a broad-based, unmanaged index. The S&P 500 Index represents 100% of the equity investments of the Series. * The Series began operations on April 15, 1998.

Shareholder Transaction Expenses (fees paid directly from your investment)
  Maximum Sales Load Imposed on Purchases                None
  Maximum Sales Load Imposed on Reinvested Dividends     None
  Deferred Sales Load                                    None
  Redemption Fee                                         None
  Exchange Fee                                           None

Expenses. The table below shows certain expenses you will incur as a Series investor.

---------------------------------------------------------------------------
Annual Series Operating Expenses
(expenses that are deducted from Series assets)
---------------------------------------------------------------------------
Management/Administrative Fee                       0.20%
Other Expenses                                         0%
---------------------------------------------------------------------------
Total Series Annual Operating Expenses              0.20%
---------------------------------------------------------------------------

As a shareholder of an Underlying Series, the Series will bear its pro rata share of the expenses of that Underlying Series, which could result in duplication of certain fees, including management and administration fees.

The total annual operating expenses for each JNL/S&P Series (including both the annual operating expenses for the JNL/S&P Series and the annual operating expenses for the underlying investment divisions) could range from .90% to 1.38%. The table below shows estimated total annual operating expenses for each JNL/S&P Series based on the pro rata share of expenses that the JNL/S&P Series would bear if they invested in a hypothetical mix of underlying investment divisions. The adviser believes the expenses shown below to be a likely approximation of the expenses the JNL/S&P Series will incur based on the actual mix of underlying investment divisions. The expenses shown below include both the annual operating expenses for the JNL/S&P Series and the annual operating expenses for the underlying investment divisions. The actual expenses of each JNL/S&P Series will be based on the actual mix of underlying investment divisions in which it invests. The actual expenses may be greater or less than those shown.

     JNL/S&P Equity Aggressive Growth Series I..................  0.980%

Expense Example. This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Qualified Plan. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Series. The example also assumes that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

------------------------------------------------------
Expense Example
------------------------------------------------------
1 Year                          $20
------------------------------------------------------
3 Years                         $64
------------------------------------------------------
5 Years                        $113
------------------------------------------------------
10 Years                       $255
------------------------------------------------------

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Series. The JNL/S&P Equity Aggressive Growth Series I asset allocation is expected to result in more risk than that incurred by JNL/S&P Conservative Growth Series I, JNL/S&P Moderate Growth Series I, JNL/S&P Aggressive Growth Series I or JNL/S&P Equity Growth Series I, but less risk than JNL/S&P Very Aggressive Growth Series I.

When the sub-adviser believes that a temporary defensive position is desirable, the Series may invest up to 100% of its assets in cash, cash equivalents or Underlying Series that invest primarily in fixed-income securities. Taking a defensive position may reduce the potential for appreciation of the Series' portfolio.

The SAI has more information about the Series' authorized investments and strategies, as well as the risks and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The sub-adviser to the JNL/S&P Equity Aggressive Growth Series I is Standard & Poor's Investment Advisory Services, Inc. (SPIAS), located at55 Water Street, New York, New York 10014. SPIAS was established in 1995 to provide investment advice to the financial community. SPIAS operates independently of and has no access to analysis or other information supplied or obtained by Standard & Poor's Ratings Services in connection with its ratings business, except to the extent such information is made available by Standard & Poor's Ratings Services to the general public.

David M. Blitzer and Robert D. Jaramillo share the primary responsibility for the day-to-day management of the Series. Mr. Blitzer has been Vice President of SPIAS since 1995 and has been an economist with Standard & Poor's Financial Services Group (which operates independently of Standard & Poor's Ratings Services) since 1982. Mr. Blitzer has had responsibility for the day-to-day management of the Series since the inception of the Series. Mr. Jaramillo has been a senior investment officer with the Quantitative Services department of Standard & Poor's Financial Information Services since May 1999. Since joining Standard & Poor's in May 1998, Mr. Jaramillo has provided analytical support for Standard & Poor's mutual fund advisory products. Prior to 1998, Mr. Jaramillo worked as an analyst for The Boston Company Asset Management, Inc. Mr. Jaramillo has had responsibility for the day-to-day management of the Series since August 2000.

JNL/S&P Conservative Growth Series II

Investment Objective. The investment objective of the JNL/S&P Conservative Growth Series II is capital growth and current income.

Principal Investment Strategies. The Series seeks to achieve its objective by investing in a diversified group of other Series of the Trust (Underlying Series). The Underlying Series in which the JNL/S&P Conservative Growth Series II may invest are the JNL/Alliance Growth Series, JNL/J.P. Morgan International & Emerging Markets Series, JNL/Janus Aggressive Growth Series, JNL/Janus Global Equities Series, JNL/Janus Growth & Income Series, JNL/Oppenheimer Global Growth Series, JNL/Oppenheimer Growth Series, JNL/PIMCO Total Return Bond Series, JNL/Putnam Growth Series, JNL/Putnam International Equity Series, JNL/Putnam Value Equity Series, JNL/Putnam Midcap Growth Series, Lazard/JNL Mid Cap Value Series, Lazard/JNL Small Cap Value Series, PPM America/JNL Money Market Series, Salomon Brothers/JNL Balanced Series, Salomon Brothers/JNL Global Bond Series, Salomon Brothers/JNL High Yield Bond Series, and T. Rowe Price/JNL Mid-Cap Growth Series.

The Series seeks to achieve capital growth through its investments in Underlying Series that invest primarily in equity securities. These investments may include Underlying Series that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

The Series seeks to achieve current income through its investments in Underlying Series that invest primarily in fixed-income securities. These investments may include Underlying Series that invest in foreign bonds denominated in currencies other than U.S. dollars as well as Underlying Series that invest exclusively in bonds of U.S. issuers. The Series may invest in Underlying Series that invest exclusively in investment-grade securities, as well as Underlying Series that invest in high-yield, high-risk bonds.

Under normal circumstances, the Series allocates approximately 60% to 70% of its assets to Underlying Series that invest primarily in equity securities and 30% to 40% to Underlying Series that invest primarily in fixed-income securities. Within these asset classes, the Series remains flexible with respect to the percentage it will allocate among particular Underlying Series.

Principal Risks of Investing in the Series. An investment in the Series is not guaranteed. As with any mutual fund, the value of the Series' shares will change and you could lose money by investing in the Series. Since the Series concentrates its investments in shares of the Underlying Series, its performance is directly related to the ability of the Underlying Series to meet their respective investment objectives, as well as the sub-adviser's allocation among the Underlying Series. Accordingly, a variety of factors may influence its performance, such as:

          o Market risk. Because the Series invests indirectly in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

          For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by an Underlying Series, will fall. A broad-based market drop may also cause a bond's price to fall.

          o Prepayment risk. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.

          o Foreign investing risk. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause an Underlying Series' performance to fluctuate more than if it held only U.S. securities. To the extent that an Underlying Series invests in bonds issued by a foreign government, that Series may have limited legal recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can create special risks.

          o Emerging markets risk. The Series may invest a portion of its assets in one or more Underlying Series that hold securities of issuers in emerging markets, which involves greater risk. Emerging market countries typically have economic and political systems that are less fully developed, and likely to be less stable, than those of more advanced countries. Emerging market countries may have policies that restrict investment by foreigners, and there is a higher risk of a government taking private property. Low or nonexistent trading volume in securities of issuers in emerging markets may result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than are companies in developed markets.

          o High-yield/high-risk bonds. Lower-rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, an Underlying Series would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of lower-rated securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities.

          o Currency risk. The value of an Underlying Series' shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Series' foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

          o Non-diversification. The Series is "non-diversified." Under a definition provided by the Investment Company Act of 1940, as amended, non-diversified funds may invest in fewer assets, or in larger proportions of the assets of single companies or industries. Thus, the Series may hold a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Series is subject to more risk than another fund holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Series' total return and share price.

Because the Series invests exclusively in other series of the Trust, you should look elsewhere in this prospectus for the particular information about those series.

Performance. The bar chart and table below show the past performance of the Series' shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Series' annual returns and compares them to a broad based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Series' returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce the Series' performance. As with all mutual funds, the Series' past performance does not necessarily indicate how it will perform in the future.

Annual Total Returns as of December 31

16.14%            -5.77%
[Insert Chart]
1999              2000

In the period shown in the chart, the Series' highest quarterly return was 12.71% (4th quarter of 1999) and its lowest quarterly return was -5.85% (4th quarter of 2000).

Average Annual Total Returns as of December 31, 2000
----------------------------------------------------
                                               1 year          Life of Series*
JNL/S&P Conservative Growth Series II          -5.77%                  1.60%
Lehman Brothers Aggregate Bond Index           11.63%                  6.34%
S&P 500 Index                                  -9.10%                  7.96%

The S&P 500 Index and the Lehman Bond Aggregate Index are broad-based, unmanaged indexes. The total returns were calculated according to the following weightings: the S&P 500 Index represents 65% of the equity investments and the Lehman Bond Aggregate Index represents 35% of the fixed-income investments of the Series.

* The Series began operations on April 13, 1998.

Shareholder Transaction Expenses (fees paid directly from your investment)
  Maximum Sales Load Imposed on Purchases                  None
  Maximum Sales Load Imposed on Reinvested Dividends       None
  Deferred Sales Load                                      None
  Redemption Fee                                           None
  Exchange Fee                                             None

Expenses. The table below shows certain expenses you will incur as a Series investor.

----------------------------------------------------------------------------
Annual Series Operating Expenses
(expenses that are deducted from Series assets)
----------------------------------------------------------------------------
Management/Administrative Fee                       0.20%
Other Expenses                                         0%
----------------------------------------------------------------------------
Total Series Annual Operating Expenses              0.20%
----------------------------------------------------------------------------

As a shareholder of an Underlying Series, the Series will bear its pro rata share of the expenses of that Underlying Series, which could result in duplication of certain fees, including management and administration fees.

The total annual operating expenses for each JNL/S&P Series (including both the annual operating expenses for the JNL/S&P Series and the annual operating expenses for the underlying investment divisions) could range from .90% to 1.38%. The table below shows estimated total annual operating expenses for each JNL/S&P Series based on the pro rata share of expenses that the JNL/S&P Series would bear if they invested in a hypothetical mix of underlying investment divisions. The adviser believes the expenses shown below to be a likely approximation of the expenses the JNL/S&P Series will incur based on the actual mix of underlying investment divisions. The expenses shown below include both the annual operating expenses for the JNL/S&P Series and the annual operating expenses for the underlying investment divisions. The actual expenses of each JNL/S&P Series will be based on the actual mix of underlying investment divisions in which it invests. The actual expenses may be greater or less than those shown.

        JNL/S&P Conservative Growth Series II.................    0.913%

Expense Example. This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Qualified Plan. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Series. The example also assumes that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

---------------------------------------------------------
Expense Example
---------------------------------------------------------
1 Year                            $20
---------------------------------------------------------
3 Years                           $64
---------------------------------------------------------
5 Years                          $113
---------------------------------------------------------
10 Years                         $255
---------------------------------------------------------

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Series. The JNL/S&P Conservative Growth Series II asset allocation is expected to result in less risk than that incurred by JNL/S&P Moderate Growth Series II, JNL/S&P Aggressive Growth Series II, JNL/S&P Very Aggressive Growth Series II, JNL/S&P Equity Growth Series II or JNL/S&P Equity Aggressive Growth Series II.

When the sub-adviser believes that a temporary defensive position is desirable, the Series may invest up to 100% of its assets in cash or cash equivalents. Doing so may reduce the potential for appreciation of the Series' portfolio.

The SAI has more information about the Series' authorized investments and strategies, as well as the risks and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The sub-adviser to the JNL/S&P Conservative Growth Series II is Standard & Poor's Investment Advisory Services, Inc. (SPIAS), located at55 Water Street, New York, New York 10014. SPIAS was established in 1995 to provide investment advice to the financial community. SPIAS operates independently of and has no access to analysis or other information supplied or obtained by Standard & Poor's Ratings Services in connection with its ratings business, except to the extent such information is made available by Standard & Poor's Ratings Services to the general public.

David M. Blitzer and Robert D. Jaramillo share the primary responsibility for the day-to-day management of the Series. Mr. Blitzer has been Vice President of SPIAS since 1995 and has been an economist with Standard & Poor's Financial Services Group (which operates independently of Standard & Poor's Ratings Services) since 1982. Mr. Blitzer has had responsibility for the day-to-day management of the Series since the inception of the Series. Mr. Jaramillo has been a senior investment officer with the Quantitative Services department of Standard & Poor's Financial Information Services since May 1999. Since joining Standard & Poor's in May 1998, Mr. Jaramillo has provided analytical support for Standard & Poor's mutual fund advisory products. Prior to 1998, Mr. Jaramillo worked as an analyst for The Boston Company Asset Management, Inc. Mr. Jaramillo has had responsibility for the day-to-day management of the Series since August 2000.

JNL/S&P Moderate Growth Series II

Investment Objective. The investment objective of the JNL/S&P Moderate Growth Series II is capital growth. Current income is a secondary objective.

Principal Investment Strategies. The Series seeks to achieve its investment objectives by investing in a diversified group of other Series of the Trust (Underlying Series). The Underlying Series in which the JNL/S&P Moderate Growth Series II may invest are the JNL/Alliance Growth Series, JNL/J.P. Morgan International & Emerging Markets Series, JNL/Janus Aggressive Growth Series, JNL/Janus Global Equities Series, JNL/Janus Growth & Income Series, JNL/Oppenheimer Global Growth Series, JNL/Oppenheimer Growth Series, JNL/PIMCO Total Return Bond Series, JNL/Putnam Growth Series, JNL/Putnam International Equity Series, JNL/Putnam Value Equity Series, JNL/Putnam Midcap Growth Series, Lazard/JNL Mid Cap Value Series, Lazard/JNL Small Cap Value Series, PPM America/JNL Money Market Series, Salomon Brothers/JNL Balanced Series, Salomon Brothers/JNL Global Bond Series, Salomon Brothers/JNL High Yield Bond Series, and T. Rowe Price/JNL Mid-Cap Growth Series.

The Series seeks to achieve capital growth through its investments in Underlying Series that invest primarily in equity securities. These investments may include Underlying Series that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

The Series seeks to achieve current income through its investments in Underlying Series that invest primarily in fixed-income securities. These investments may include Underlying Series that invest in foreign bonds denominated in currencies other than U.S. dollars as well as Underlying Series that invest exclusively in bonds of U.S. issuers. The Series may invest in Underlying Series that invest exclusively in investment-grade securities, as well as Underlying Series that invest in high-yield, high-risk bonds.

Under normal circumstances, the Series allocates approximately 70% to 80% of its assets to Underlying Series that invest primarily in equity securities and 20% to 30% to Underlying Series that invest primarily in fixed-income securities. Within these asset classes, the Series remains flexible with respect to the percentage it will allocate among particular Underlying Series.

Principal Risks of Investing in the Series. An investment in the Series is not guaranteed. As with any mutual fund, the value of the Series' shares will change and you could lose money by investing in the Series. Since the Series concentrates its investments in shares of the Underlying Series, its performance is directly related to the ability of the Underlying Series to meet their respective investment objectives, as well as the sub-adviser's allocation among the Underlying Series. Accordingly, a variety of factors may influence its performance, such as:

          o Market risk. Because the Series invests indirectly in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

          For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by an Underlying Series, will fall. A broad-based market drop may also cause a bond's price to fall.

          o Prepayment risk. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.

          o Foreign investing risk. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause an Underlying Series' performance to fluctuate more than if it held only U.S. securities. To the extent that an Underlying Series invests in bonds issued by a foreign government, that Series may have limited legal recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can create special risks.

          o Emerging markets risk. The Series may invest a portion of its assets in one or more Underlying Series that hold securities of issuers in emerging markets, which involves greater risk. Emerging market countries typically have economic and political systems that are less fully developed, and likely to be less stable, than those of more advanced countries. Emerging market countries may have policies that restrict investment by foreigners, and there is a higher risk of a government taking private property. Low or nonexistent trading volume in securities of issuers in emerging markets may result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than are companies in developed markets.

          o High-yield/high-risk bonds. Lower-rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, an Underlying Series would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of lower-rated securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities.

          o Currency risk. The value of an Underlying Series' shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Series' foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

          o Non-diversification. The Series is "non-diversified." Under a definition provided by the Investment Company Act of 1940, as amended, non-diversified funds may invest in fewer asset, or in larger proportions of the assets of single companies or industries. Thus, the Series may hold a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Series is subject to more risk than another fund holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Series' total return and share price.

Because the Series invests exclusively in other series of the Trust, you should look elsewhere in this prospectus for the particular information about those series.

Performance. The bar chart and table below show the past performance of the Series' shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Series' annual returns and compares them to a broad based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Series' returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce the Series' performance. As with all mutual funds, the Series' past performance does not necessarily indicate how it will perform in the future.

Annual Total Returns as of December 31

22.77%            -6.57%
[Insert Chart]
1999              2000

In the period shown in the chart, the Series' highest quarterly return was 15.43% (4th quarter of 1999) and its lowest quarterly return was -7.17% (4th quarter of 2000).

Average Annual Total Returns as of December 31, 2000
----------------------------------------------------
                                                1 year          Life of Series*
JNL/S&P Moderate Growth Series II               -6.57%                  6.01%
Lehman Brothers Aggregate Bond Index            11.63%                  6.34%
S&P 500 Index                                   -9.10%                  7.96%

The S&P 500 Index and the Lehman Bond Aggregate Index are broad-based, unmanaged indexes. The total returns were calculated according to the following weightings: the S&P 500 Index represents 75% of the equity investments and the Lehman Bond Aggregate Index represents 25% of the fixed-income investments of the Series.

* The Series began operations on April 13, 1998.

Shareholder Transaction Expenses (fees paid directly from your investment)
  Maximum Sales Load Imposed on Purchases                  None
  Maximum Sales Load Imposed on Reinvested Dividends       None
  Deferred Sales Load                                      None
  Redemption Fee                                           None
  Exchange Fee                                             None

Expenses. The table below shows certain expenses you will incur as a Series investor.

----------------------------------------------------------------------------
Annual Series Operating Expenses
(expenses that are deducted from Series assets)
----------------------------------------------------------------------------
Management/Administrative Fee                       0.20%
----------------------------------------------------------------------------
Other Expenses                                         0%
----------------------------------------------------------------------------
Total Series Annual Operating Expenses              0.20%
----------------------------------------------------------------------------

As a shareholder of an Underlying Series, the Series will bear its pro rata share of the expenses of that Underlying Series, which could result in duplication of certain fees, including management and administration fees.

The total annual operating expenses for each JNL/S&P Series (including both the annual operating expenses for the JNL/S&P Series and the annual operating expenses for the underlying investment divisions) could range from .90% to 1.38%. The table below shows estimated total annual operating expenses for each JNL/S&P Series based on the pro rata share of expenses that the JNL/S&P Series would bear if they invested in a hypothetical mix of underlying investment divisions. The adviser believes the expenses shown below to be a likely approximation of the expenses the JNL/S&P Series will incur based on the actual mix of underlying investment divisions. The expenses shown below include both the annual operating expenses for the JNL/S&P Series and the annual operating expenses for the underlying investment divisions. The actual expenses of each JNL/S&P Series will be based on the actual mix of underlying investment divisions in which it invests. The actual expenses may be greater or less than those shown.

       JNL/S&P Moderate Growth Series II............................  0.932%

Expense Example. This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Qualified Plan. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Series. The example also assumes that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

-----------------------------------------------------------
Expense Example
-----------------------------------------------------------
1 Year                              $20
-----------------------------------------------------------
3 Years                             $64
-----------------------------------------------------------
5 Years                            $113
-----------------------------------------------------------
10 Years                           $255
-----------------------------------------------------------

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Series. The JNL/S&P Moderate Growth Series II asset allocation is expected to result in less risk than that incurred by JNL/S&P Aggressive Growth Series II, JNL/S&P Very Aggressive Growth Series II, JNL/S&P Equity Growth Series II or JNL/S&P Equity Aggressive Growth Series II, but more risk than JNL/S&P Conservative Growth Series II.

When the sub-adviser believes that a temporary defensive position is desirable, the Series may invest up to 100% of its assets in cash or cash equivalents. Doing so may reduce the potential for appreciation of the Series' portfolio.

The SAI has more information about the Series' authorized investments and strategies, as well as the risks and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The sub-adviser to the JNL/S&P Moderate Growth Series II is Standard & Poor's Investment Advisory Services, Inc. (SPIAS), located at55 Water Street, New York, New York 10014. SPIAS was established in 1995 to provide investment advice to the financial community. SPIAS operates independently of and has no access to analysis or other information supplied or obtained by Standard & Poor's Ratings Services in connection with its ratings business, except to the extent such information is made available by Standard & Poor's Ratings Services to the general public.

David M. Blitzer and Robert D. Jaramillo share the primary responsibility for the day-to-day management of the Series. Mr. Blitzer has been Vice President of SPIAS since 1995 and has been an economist with Standard & Poor's Financial Services Group (which operates independently of Standard & Poor's Ratings Services) since 1982. Mr. Blitzer has had responsibility for the day-to-day management of the Series since the inception of the Series. Mr. Jaramillo has been a senior investment officer with the Quantitative Services department of Standard & Poor's Financial Information Services since May 1999. Since joining Standard & Poor's in May 1998, Mr. Jaramillo has provided analytical support for Standard & Poor's mutual fund advisory products. Prior to 1998, Mr. Jaramillo worked as an analyst for The Boston Company Asset Management, Inc. Mr. Jaramillo has had responsibility for the day-to-day management of the Series since August 2000.

JNL/S&P Aggressive Growth Series II

Investment Objective. The investment objective of the JNL/S&P Aggressive Growth Series II is capital growth.

Principal Investment Strategies. The Series seeks to achieve its objective by investing in a diversified group of other Series of the Trust (Underlying Series). The Underlying Series in which the JNL/S&P Aggressive Growth Series II may invest are the JNL/Alliance Growth Series, JNL/J.P. Morgan International & Emerging Market Series, JNL/Janus Aggressive Growth Series, JNL/Janus Global Equities Series, JNL/Janus Growth & Income Series, JNL/Oppenheimer Global Growth Series, JNL/Oppenheimer Growth Series, JNL/PIMCO Total Return Bond Series, JNL/Putnam Growth Series, JNL/Putnam International Equity Series, JNL/Putnam Value Equity Series, JNL/Putnam Midcap Growth Series, Lazard/JNL Mid Cap Value Series, Lazard/JNL Small Cap Value Series, PPM America/JNL Money Market Series, Salomon Brothers/JNL Balanced Series, Salomon Brothers/JNL Global Bond Series, Salomon Brothers/JNL High Yield Bond Series, and T. Rowe Price/JNL Mid-Cap Growth Series.

The Series seeks to achieve capital growth primarily through its investments in Underlying Series that invest primarily in equity securities. These investments may include Series that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

The Series seeks to achieve capital growth secondarily through its investment in Underlying Series that invest primarily in fixed-income securities. These investments may include Underlying Series that invest in foreign bonds denominated in currencies other than U.S. dollars as well as Underlying Series that invest exclusively in bonds of U.S. issuers. The Series may invest in Underlying Series that invest exclusively in investment-grade securities, as well as Underlying Series that invest in high-yield, high-risk bonds.

Under normal circumstances, the Series allocates approximately 85% to 95% of its assets to Underlying Series that invest primarily in equity securities and 5% to 15% to Underlying Series that invest primarily in fixed-income securities. Within these asset classes, the Series remains flexible with respect to the percentage it will allocate among particular Underlying Series.

Principal Risks of Investing in the Series. An investment in the Series is not guaranteed. As with any mutual fund, the value of the Series' shares will change and you could lose money by investing in the Series. Since the Series concentrates its investments in shares of the Underlying Series, its performance is directly related to the ability of the Underlying Series to meet their respective investment objectives, as well as the sub-adviser's allocation among the Underlying Series. Accordingly, a variety of factors may influence its investment performance, such as:

          o Market risk. Because the Series invests indirectly in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

          For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by an Underlying Series, will fall. A broad-based market drop may also cause a bond's price to fall.

          o Prepayment risk. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.

          o Foreign investing risk. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause an Underlying Series' performance to fluctuate more than if it held only U.S. securities. To the extent that an Underlying Series invests in bonds issued by a foreign government, that Series may have limited legal recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can create special risks.

          o Emerging markets risk. The Series may invest a portion of its assets in one or more Underlying Series that hold securities of issuers in emerging markets, which involves greater risk. Emerging market countries typically have economic and political systems that are less fully developed, and likely to be less stable, than those of more advanced countries. Emerging market countries may have policies that restrict investment by foreigners, and there is a higher risk of a government taking private property. Low or nonexistent trading volume in securities of issuers in emerging markets may result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than are companies in developed markets.

          o High-yield/high-risk bonds. Lower-rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, an Underlying Series would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of lower-rated securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities.

          o Currency risk. The value of an Underlying Series' shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Series' foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

          o Non-diversification. The Series is "non-diversified." Under a definition provided by the Investment Company Act of 1940, as amended, non-diversified funds may invest in fewer assets, or in larger proportions of the assets of single companies or industries. Thus, the Series may hold a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Series is subject to more risk than another fund holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Series' total return and share price.

Because the Series invests exclusively in other series of the Trust, you should look elsewhere in this prospectus for the particular information about those series.

Performance. The bar chart and table below show the past performance of the Series' shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Series' annual returns and compares them to a broad based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Series' returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce the Series' performance. As with all mutual funds, the Series' past performance does not necessarily indicate how it will perform in the future.

Annual Total Returns as of December 31

28.66%            -9.04%
[Insert Chart]
1999              2000

In the period shown in the chart, the Series' highest quarterly return was 20.17% (4th quarter of 1999) and its lowest quarterly return was -8.97% (4th quarter of 2000).

Average Annual Total Returns as of December 31, 2000
----------------------------------------------------
                                              1 year           Life of Series*
JNL/S&P Aggressive Growth Series II           -9.04%                   6.14%
Lehman Brothers Aggregate Bond Index          11.63%                   6.34%
S&P 500 Index                                 -9.10%                   7.96%

The S&P 500 Index and the Lehman Bond Aggregate Index are broad-based, unmanaged indexes. The total returns were calculated according to the following weightings: the S&P 500 Index represents 90% of the equity investments and the Lehman Bond Aggregate Index represents 10% of the fixed-income investments of the Series.

*The Series began operations on April 13, 1998.

Shareholder Transaction Expenses (fees paid directly from your investment)
  Maximum Sales Load Imposed on Purchases                  None
  Maximum Sales Load Imposed on Reinvested Dividends       None
  Deferred Sales Load                                      None
  Redemption Fee                                           None
  Exchange Fee                                             None

Expenses. The table below shows certain expenses you will incur as a Series investor.

----------------------------------------------------------------------------
Annual Series Operating Expenses
(expenses that are deducted from Series assets)
----------------------------------------------------------------------------
Management/Administrative Fee                       0.20%
Other Expenses                                         0%
----------------------------------------------------------------------------
Total Series Annual Operating Expenses              0.20%
----------------------------------------------------------------------------

As a shareholder of an Underlying Series, the Series will bear its pro rata share of the expenses of that Underlying Series, which could result in duplication of certain fees, including management and administration fees.

The total annual operating expenses for each JNL/S&P Series (including both the annual operating expenses for the JNL/S&P Series and the annual operating expenses for the underlying investment divisions) could range from .90% to 1.38%. The table below shows estimated total annual operating expenses for each JNL/S&P Series based on the pro rata share of expenses that the JNL/S&P Series would bear if they invested in a hypothetical mix of underlying investment divisions. The adviser believes the expenses shown below to be a likely approximation of the expenses the JNL/S&P Series will incur based on the actual mix of underlying investment divisions. The expenses shown below include both the annual operating expenses for the JNL/S&P Series and the annual operating expenses for the underlying investment divisions. The actual expenses of each JNL/S&P Series will be based on the actual mix of underlying investment divisions in which it invests. The actual expenses may be greater or less than those shown.

     JNL/S&P Aggressive Growth Series II...........................  0.947%

Expense Example. This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Qualified Plan. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Series. The example also assumes that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

-----------------------------------------------------------------
Expense Example
-----------------------------------------------------------------
1 Year                                    $20
-----------------------------------------------------------------
3 Years                                   $64
-----------------------------------------------------------------
5 Years                                  $113
-----------------------------------------------------------------
10 Years                                 $255
-----------------------------------------------------------------

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Series. The JNL/S&P Aggressive Growth Series II asset allocation is expected to result in less risk than that incurred by JNL/S&P Very Aggressive Growth Series II, JNL/S&P Equity Growth Series II or JNL/S&P Equity Aggressive Growth Series II, but more risk than JNL/S&P Conservative Growth Series II or JNL/S&P Moderate Growth Series II.

When the sub-adviser believes that a temporary defensive position is desirable, the Series may invest up to 100% of its assets in cash or cash equivalents. Taking a defensive position may reduce the potential for appreciation of the Series' portfolio.

The SAI has more information about the Series' authorized investments and strategies, as well as the risks and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The sub-adviser to the JNL/S&P Aggressive Growth Series II is Standard & Poor's Investment Advisory Services, Inc. (SPIAS), located at55 Water Street, New York, New York 10014. SPIAS was established in 1995 to provide investment advice to the financial community. SPIAS operates independently of and has no access to analysis or other information supplied or obtained by Standard & Poor's Ratings Services in connection with its ratings business, except to the extent such information is made available by Standard & Poor's Ratings Services to the general public.

David M. Blitzer and Robert D. Jaramillo share the primary responsibility for the day-to-day management of the Series. Mr. Blitzer has been Vice President of SPIAS since 1995 and has been an economist with Standard & Poor's Financial Services Group (which operates independently of Standard & Poor's Ratings Services) since 1982. Mr. Blitzer has had responsibility for the day-to-day management of the Series since the inception of the Series. Mr. Jaramillo has been a senior investment officer with the Quantitative Services department of Standard & Poor's Financial Information Services since May 1999. Since joining Standard & Poor's in May 1998, Mr. Jaramillo has provided analytical support for Standard & Poor's mutual fund advisory products. Prior to 1998, Mr. Jaramillo worked as an analyst for The Boston Company Asset Management, Inc. Mr. Jaramillo has had responsibility for the day-to-day management of the Series since August 2000.

JNL/S&P Very Aggressive Growth Series II

Investment Objective. The investment objective of the JNL/S&P Very Aggressive Growth Series II is capital growth.

Principal Investment Strategies. The Series seeks to achieve its objective by investing in a diversified group of other Series of the Trust (Underlying Series). The Underlying Series in which JNL/S&P Very Aggressive Growth Series II may invest are the JNL/Alliance Growth Series, JNL/J.P. Morgan International & Emerging Markets Series, JNL/Janus Aggressive Growth Series, JNL/Janus Global Equities Series, JNL/Janus Growth & Income Series, JNL/Oppenheimer Global Growth Series, JNL/Oppenheimer Growth Series, JNL/PIMCO Total Return Bond Series, JNL/Putnam Growth Series, JNL/Putnam International Equity Series, JNL/Putnam Value Equity Series, JNL/Putnam Midcap Growth Series, Lazard/JNL Mid Cap Value Series, Lazard/JNL Small Cap Value Series, PPM America/JNL Money Market Series, Salomon Brothers/JNL Balanced Series, Salomon Brothers/JNL Global Bond Series, Salomon Brothers/JNL High Yield Bond Series, and T. Rowe Price/JNL Mid-Cap Growth Series.

The Series seeks to achieve capital growth through its investments in Underlying Series that invest primarily in equity securities. These investments may include Series that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

Under normal circumstances, the Series allocates 100% of its assets to Underlying Series that invest primarily in equity securities. The Series remains flexible with respect to the percentage it will allocate among those particular Underlying Series that invest primarily in equity securities.

Principal Risks of Investing in the Series. An investment in the Series is not guaranteed. As with any mutual fund, the value of the Series' shares will change and you could lose money by investing in the Series. Since the Series concentrates its investments in shares of the Underlying Series, its performance is directly related to the ability of the Underlying Series to meet their respective investment objectives, as well as the sub-adviser's allocation among the Underlying Series. Accordingly, a variety of factors may influence its investment performance, such as:

          o Market risk. Because the Series invests indirectly in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

          For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by an Underlying Series, will fall. A broad-based market drop may also cause a bond's price to fall.

          o Foreign investing risk. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause an Underlying Series' performance to fluctuate more than if it held only U.S. securities. To the extent that an Underlying Series invests in bonds issued by a foreign government, that Series may have limited legal recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can create special risks.

          o Emerging markets risk. The Series may invest a portion of its assets in one or more Underlying Series that hold securities of issuers in emerging markets, which involves greater risk. Emerging market countries typically have economic and political systems that are less fully developed, and likely to be less stable, than those of more advanced countries. Emerging market countries may have policies that restrict investment by foreigners, and there is a higher risk of a government taking private property. Low or nonexistent trading volume in securities of issuers in emerging markets may result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than are companies in developed markets.

          o High-yield/high-risk bonds. Lower-rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, a Series would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of lower-rated securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities.

          o Currency risk. The value of an Underlying Series' shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Series' foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

          o Non-diversification. The Series is "non-diversified." Under a definition provided by the Investment Company Act of 1940, as amended, non-diversified funds may invest in fewer assets, or in larger proportions of the assets of single companies or industries. Thus, the Series may hold a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Series is subject to more risk than another fund holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Series' total return and share price.

Because the Series invests exclusively in other series of the Trust, you should look elsewhere in this prospectus for the particular information about those series.

Performance. The bar chart and table below show the past performance of the Series' shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Series' annual returns and compares them to a broad based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Series' returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce the Series' performance. As with all mutual funds, the Series' past performance does not necessarily indicate how it will perform in the future.

 Annual Total Returns as of December 31

42.42%            -12.86%
[Insert Chart]
1999              2000

In the period shown in the chart, the Series' highest quarterly return was 26.60% (4th quarter of 1999) and its lowest quarterly return was -12.58% (4th quarter of 2000).

Average Annual Total Returns as of December 31, 2000
----------------------------------------------------
                                              1 year            Life of Series*
JNL/S&P Very Aggressive Growth Series II      -12.86%                11.35%
S&P 500 Index                                  -9.10%                 7.96%


The S&P 500 Index is a broad-based, unmanaged index. The S&P 500 Index represents 100% of the equity investments of the Series.

* The Series began operations on April 13, 1998.

Shareholder Transaction Expenses (fees paid directly from your investment)
  Maximum Sales Load Imposed on Purchases                 None
  Maximum Sales Load Imposed on Reinvested Dividends      None
  Deferred Sales Load                                     None
  Redemption Fee                                          None
  Exchange Fee                                            None

Expenses. The table below shows certain expenses you will incur as a Series investor.

----------------------------------------------------------------------------
Annual Series Operating Expenses
(expenses that are deducted from Series assets)
----------------------------------------------------------------------------
Management/Administrative Fee                       0.20%
Other Expenses                                         0%
----------------------------------------------------------------------------
Total Series Annual Operating Expenses              0.20%
----------------------------------------------------------------------------

As a shareholder of an Underlying Series, the Series will bear its pro rata share of the expenses of that Underlying Series, which could result in duplication of certain fees, including management and administration fees.

The total annual operating expenses for each JNL/S&P Series (including both the annual operating expenses for the JNL/S&P Series and the annual operating expenses for the underlying investment divisions) could range from .90% to 1.38%. The table below shows estimated total annual operating expenses for each JNL/S&P Series based on the pro rata share of expenses that the JNL/S&P Series would bear if they invested in a hypothetical mix of underlying investment divisions. The adviser believes the expenses shown below to be a likely approximation of the expenses the JNL/S&P Series will incur based on the actual mix of underlying investment divisions. The expenses shown below include both the annual operating expenses for the JNL/S&P Series and the annual operating expenses for the underlying investment divisions. The actual expenses of each JNL/S&P Series will be based on the actual mix of underlying investment divisions in which it invests. The actual expenses may be greater or less than those shown.

     JNL/S&P Very Aggressive Growth Series II....................  0.960%

Expense Example. This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Qualified Plan. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Series. The example also assumes that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

----------------------------------------------------------
Expense Example
----------------------------------------------------------
1 Year                             $20
----------------------------------------------------------
3 Years                            $64
----------------------------------------------------------
5 Years                           $113
----------------------------------------------------------
10 Years                          $255
----------------------------------------------------------

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Series. The JNL/S&P Very Aggressive Growth Series II asset allocation is expected to result in more risk than that incurred by JNL/S&P Conservative Growth Series II, JNL/S&P Moderate Growth Series II, JNL/S&P Aggressive Growth Series II, JNL/S&P Equity Growth Series II or JNL/S&P Equity Aggressive Growth Series II. When the sub-adviser believes that a temporary defensive position is desirable, the Series may invest up to 100% of its assets in cash, cash equivalents or Underlying Series that invest primarily in fixed-income securities. Taking a defensive position may reduce the potential for appreciation of the Series' portfolio.

The SAI has more information about the Series' authorized investments and strategies, as well as the risks and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The sub-adviser to the JNL/S&P Very Aggressive Growth Series II is Standard & Poor's Investment Advisory Services, Inc. (SPIAS), located at 55 Water Street, New York, New York 10014. SPIAS was established in 1995 to provide investment advice to the financial community. SPIAS operates independently of and has no access to analysis or other information supplied or obtained by Standard & Poor's Ratings Services in connection with its ratings business, except to the extent such information is made available by Standard & Poor's Ratings Services to the general public.

David M. Blitzer and Robert D. Jaramillo share the primary responsibility for the day-to-day management of the Series. Mr. Blitzer has been Vice President of SPIAS since 1995 and has been an economist with Standard & Poor's Financial Services Group (which operates independently of Standard & Poor's Ratings Services) since 1982. Mr. Blitzer has had responsibility for the day-to-day management of the Series since the inception of the Series. Mr. Jaramillo has been a senior investment officer with the Quantitative Services department of Standard & Poor's Financial Information Services since May 1999. Since joining Standard & Poor's in May 1998, Mr. Jaramillo has provided analytical support for Standard & Poor's mutual fund advisory products. Prior to 1998, Mr. Jaramillo worked as an analyst for The Boston Company Asset Management, Inc. Mr. Jaramillo has had responsibility for the day-to-day management of the Series since August 2000.

JNL/S&P Equity Growth Series II

Investment Objective. The investment objective of the JNL/S&P Equity Growth Series II is capital growth.

Principal Investment Strategies. The Series seeks to achieve its objective by investing in a diversified group of other Series of the Trust (Underlying Series). The Underlying Series in which the JNL/S&P Equity Growth Series II may invest are the JNL/Alliance Growth Series, JNL/J.P. Morgan International & Emerging Markets Series, JNL/Janus Aggressive Growth Series, JNL/Janus Global Equities Series, JNL/Janus Growth & Income Series, JNL/Oppenheimer Global Growth Series, JNL/Oppenheimer Growth Series, JNL/PIMCO Total Return Bond Series, JNL/Putnam Growth Series, JNL/Putnam International Equity Series, JNL/Putnam Value Equity Series, JNL/Putnam Midcap Growth Series, Lazard/JNL Mid Cap Value Series, Lazard/JNL Small Cap Value Series, PPM America/JNL Money Market Series, Salomon Brothers/JNL Balanced Series, Salomon Brothers/JNL Global Bond Series, Salomon Brothers/JNL High Yield Bond Series, and T. Rowe Price/JNL Mid-Cap Growth Series.

The Series seeks to achieve capital growth through its investments in Underlying Series that invest primarily in equity securities. These investments may include Series that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

Under normal circumstances, the Series allocates 100% of its assets to Underlying Series that invest primarily in equity securities. The Series remains flexible with respect to the percentage it will allocate among those particular Underlying Series that invest primarily in equity securities.

Principal Risks of Investing in the Series. An investment in the Series is not guaranteed. As with any mutual fund, the value of the Series' shares will change and you could lose money by investing in the Series. Since the Series concentrates its investments in shares of the Underlying Series, its performance is directly related to the ability of the Underlying Series to meet their respective investment objectives, as well as the sub-adviser's allocation among the Underlying Series. Accordingly, a variety of factors may influence its investment performance, such as:

          o Market risk. Because the Series invests indirectly in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

          For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by an Underlying Series, will fall. A broad-based market drop may also cause a bond's price to fall.

          o Foreign investing risk. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause an Underlying Series' performance to fluctuate more than if it held only U.S. securities. To the extent that an Underlying Series invests in bonds issued by a foreign government, that Series may have limited legal recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can create special risks.

          o Emerging markets risk. The Series may invest a portion of its assets in one or more Underlying Series that hold securities of issuers in emerging markets, which involves greater risk. Emerging market countries typically have economic and political systems that are less fully developed, and likely to be less stable, than those of more advanced countries. Emerging market countries may have policies that restrict investment by foreigners, and there is a higher risk of a government taking private property. Low or nonexistent trading volume in securities of issuers in emerging markets may result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than are companies in developed markets.

          o High-yield/high-risk bonds. Lower-rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, a Series would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of lower-rated securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities.

          o Currency risk. The value of an Underlying Series' shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Series' foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

          o Non-diversification. The Series is "non-diversified." Under a definition provided by the Investment Company Act of 1940, as amended, non-diversified funds may invest in fewer assets, or in larger proportions of the assets of single companies or industries . Thus, the Series may hold a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Series is subject to more risk than another fund holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Series' total return and share price.

Because the Series invests exclusively in other series of the Trust, you should look elsewhere in this prospectus for the particular information about those series.

Performance. The bar chart and table below show the past performance of the Series' shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Series' annual returns and compares them to a broad based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Series' returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce the Series' performance. As with all mutual funds, the Series' past performance does not necessarily indicate how it will perform in the future.

Annual Total Returns as of December 31

36.29%            -10.35%
[Insert Chart]
1999              2000

In the period shown in the chart, the Series' highest quarterly return was 23.27% (4th quarter of 1999) and its lowest quarterly return was -10.54% (4th quarter of 2000).

Average Annual Total Returns as of December 31, 2000
----------------------------------------------------
                                              1 year            Life of Series*
JNL/S&P Equity Growth Series II               -10.35%                 7.79%
S&P 500 Index                                  -9.10%                 7.96%



The S&P 500 Index is a broad-based, unmanaged index. The S&P 500 Index represents 100% of the equity investments of the Series.

* The Series began operations on April 13, 1998.

Shareholder Transaction Expenses (fees paid directly from your investment)
  Maximum Sales Load Imposed on Purchases                      None
  Maximum Sales Load Imposed on Reinvested Dividends           None
  Deferred Sales Load                                          None
  Redemption Fee                                               None
  Exchange Fee                                                 None

Expenses. The table below shows certain expenses you will incur as a Series investor.

----------------------------------------------------------------------------
Annual Series Operating Expenses
(expenses that are deducted from Series assets)
----------------------------------------------------------------------------
Management/Administrative Fee                       0.20%
Other Expenses                                         0%
----------------------------------------------------------------------------
Total Series Annual Operating Expenses              0.20%
----------------------------------------------------------------------------

As a shareholder of an Underlying Series, the Series will bear its pro rata share of the expenses of that Underlying Series, which could result in duplication of certain fees, including management and administration fees.

The total annual operating expenses for each JNL/S&P Series (including both the annual operating expenses for the JNL/S&P Series and the annual operating expenses for the underlying investment divisions) could range from .90% to 1.38%. The table below shows estimated total annual operating expenses for each JNL/S&P Series based on the pro rata share of expenses that the JNL/S&P Series would bear if they invested in a hypothetical mix of underlying investment divisions. The adviser believes the expenses shown below to be a likely approximation of the expenses the JNL/S&P Series will incur based on the actual mix of underlying investment divisions. The expenses shown below include both the annual operating expenses for the JNL/S&P Series and the annual operating expenses for the underlying investment divisions. The actual expenses of each JNL/S&P Series will be based on the actual mix of underlying investment divisions in which it invests. The actual expenses may be greater or less than those shown.

    JNL/S&P Equity Growth Series II.....................................  0.963%

Expense Example. This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Qualified Plan. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Series. The example also assumes that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

---------------------------------------------------------------
Expense Example
---------------------------------------------------------------
1 Year                                  $20
---------------------------------------------------------------
3 Years                                 $64
---------------------------------------------------------------
5 Years                                $113
---------------------------------------------------------------
10 Years                               $255
---------------------------------------------------------------


Additional Information About the Other Investment Strategies, Other Investments and Risks of the Series. The JNL/S&P Equity Growth Series II asset allocation is expected to result in more risk than that incurred by JNL/S&P Conservative Growth Series II, JNL/S&P Moderate Growth Series II and JNL/S&P Aggressive Growth Series II, but less risk than JNL/S&P Equity Aggressive Growth Series II or JNL/S&P Very Aggressive Growth Series II.


When the sub-adviser believes that a temporary defensive position is desirable, the Series may invest up to 100% of its assets in cash, cash equivalents or Underlying Series that invest primarily in fixed-income securities. Taking a defensive position may reduce the potential for appreciation of the Series' portfolio.

The SAI has more information about the Series' authorized investments and strategies, as well as the risks and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The sub-adviser to the JNL/S&P Equity Growth Series II is Standard & Poor's Investment Advisory Services, Inc. (SPIAS), located at55 Water Street, New York, New York 10014. SPIAS was established in 1995 to provide investment advice to the financial community. SPIAS operates independently of and has no access to analysis or other information supplied or obtained by Standard & Poor's Ratings Services in connection with its ratings business, except to the extent such information is made available by Standard & Poor's Ratings Services to the general public.

David M. Blitzer and Robert D. Jaramillo share the primary responsibility for the day-to-day management of the Series. Mr. Blitzer has been Vice President of SPIAS since 1995 and has been an economist with Standard & Poor's Financial Services Group (which operates independently of Standard & Poor's Ratings Services) since 1982. Mr. Blitzer has had responsibility for the day-to-day management of the Series since the inception of the Series. Mr. Jaramillo has been a senior investment officer with the Quantitative Services department of Standard & Poor's Financial Information Services since May 1999. Since joining Standard & Poor's in May 1998, Mr. Jaramillo has provided analytical support for Standard & Poor's mutual fund advisory products. Prior to 1998, Mr. Jaramillo worked as an analyst for The Boston Company Asset Management, Inc. Mr. Jaramillo has had responsibility for the day-to-day management of the Series since August 2000.

JNL/S&P Equity Aggressive Growth Series II

Investment Objective. The investment objective of the JNL/S&P Equity Aggressive Growth Series II is capital growth.

Principal Investment Strategies. The Series seeks to achieve its objective by investing in a diversified group of other Series of the Trust (Underlying Series). The Underlying Series in which the JNL/S&P Equity Aggressive Growth Series II may invest are the JNL/Alliance Growth Series, JNL/J.P. Morgan International & Emerging Markets Series, JNL/Janus Aggressive Growth Series, JNL/Janus Global Equities Series, JNL/Janus Growth & Income Series, JNL/Oppenheimer Global Growth Series, JNL/Oppenheimer Growth Series, JNL/PIMCO Total Return Bond Series, JNL/Putnam Growth Series, JNL/Putnam International Equity Series, JNL/Putnam Value Equity Series, JNL/Putnam Midcap Growth Series, Lazard/JNL Mid Cap Value Series, Lazard/JNL Small Cap Value Series, PPM America/JNL Money Market Series, Salomon Brothers/JNL Balanced Series, Salomon Brothers/JNL Global Bond Series, Salomon Brothers/JNL High Yield Bond Series and
T. Rowe Price/JNL Mid-Cap Growth Series.

The Series seeks to achieve capital growth through its investments in Underlying Series that invest primarily in equity securities. These investments may include Series that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

Under normal circumstances, the Series allocates 100% of its assets to Underlying Series that invest primarily in equity securities. The Series remains flexible with respect to the percentage it will allocate among those particular Underlying Series that invest primarily in equity securities.

Principal Risks of Investing in the Series. An investment in the Series is not guaranteed. As with any mutual fund, the value of the Series' shares will change and you could lose money by investing in the Series. Since the Series concentrates its investments in shares of the Underlying Series, its performance is directly related to the ability of the Underlying Series to meet their respective investment objectives, as well as the sub-adviser's allocation among the Underlying Series. Accordingly, a variety of factors may influence its investment performance, such as:

          o Market risk. Because the Series invests indirectly in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

          For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by an Underlying Series, will fall. A broad-based market drop may also cause a bond's price to fall.

          o Foreign investing risk. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause an Underlying Series' performance to fluctuate more than if it held only U.S. securities. To the extent that an Underlying Series invests in bonds issued by a foreign government, that Series may have limited legal recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can create special risks.

          o Emerging markets risk. The Series may invest a portion of its assets in one or more Underlying Series that hold securities of issuers in emerging markets, which involves greater risk. Emerging market countries typically have economic and political systems that are less fully developed, and likely to be less stable, than those of more advanced countries. Emerging market countries may have policies that restrict investment by foreigners, and there is a higher risk of a government taking private property. Low or nonexistent trading volume in securities of issuers in emerging markets may result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than are companies in developed markets.

          o High-yield/high-risk bonds. Lower-rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, a Series would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of lower-rated securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities.

          o Currency risk. The value of an Underlying Series' shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Series' foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

          o Non-diversification. The Series is "non-diversified." Under a definition provided by the Investment Company Act of 1940, as amended, non-diversified funds may invest in fewer assets, or in larger proportions of single companies or industries. Thus, the Series may hold a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Series is subject to more risk than another fund holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Series' total return and share price.

Because the Series invests exclusively in other series of the Trust, you should look elsewhere in this prospectus for the particular information about those series.

Performance. The bar chart and table below show the past performance of the Series' shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Series' annual returns and compares them to a broad based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Series' returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce the Series' performance. As with all mutual funds, the Series' past performance does not necessarily indicate how it will perform in the future.

Annual Total Returns as of December 31

39.61%            -11.18%
[Insert Chart]
1999              2000

In the period shown in the chart, the Series' highest quarterly return was 25.34% (4th quarter of 1999) and its lowest quarterly return was -11.43% (4th quarter of 2000).

Average Annual Total Returns as of December 31, 2000
----------------------------------------------------
                                              1 year            Life of Series*
JNL/S&P Equity Aggressive Growth Series II    -11.18%                 9.63%
S&P 500 Index                                  -9.10%                 7.96%


The S&P 500 Index is a broad-based, unmanaged index. The S&P 500 Index represents 100% of the equity investments of the Series.

* The Series began operations on April 13, 1998.

Shareholder Transaction Expenses (fees paid directly from your investment)
  Maximum Sales Load Imposed on Purchases                None
  Maximum Sales Load Imposed on Reinvested Dividends     None
  Deferred Sales Load                                    None
  Redemption Fee                                         None
  Exchange Fee                                           None

Expenses. The table below shows certain expenses you will incur as a Series investor.

----------------------------------------------------------------------------
Annual Series Operating Expenses
(expenses that are deducted from Series assets)
----------------------------------------------------------------------------
Management/Administrative Fee                       0.20%
Other Expenses                                         0%
----------------------------------------------------------------------------
Total Series Annual Operating Expenses              0.20%
----------------------------------------------------------------------------

As a shareholder of an Underlying Series, the Series will bear its pro rata share of the expenses of that Underlying Series, which could result in duplication of certain fees, including management and administration fees.

The total annual operating expenses for each JNL/S&P Series (including both the annual operating expenses for the JNL/S&P Series and the annual operating expenses for the underlying investment divisions) could range from .90% to 1.38%. The table below shows estimated total annual operating expenses for each JNL/S&P Series based on the pro rata share of expenses that the JNL/S&P Series would bear if they invested in a hypothetical mix of underlying investment divisions. The adviser believes the expenses shown below to be a likely approximation of the expenses the JNL/S&P Series will incur based on the actual mix of underlying investment divisions. The expenses shown below include both the annual operating expenses for the JNL/S&P Series and the annual operating expenses for the underlying investment divisions. The actual expenses of each JNL/S&P Series will be based on the actual mix of underlying investment divisions in which it invests. The actual expenses may be greater or less than those shown.

    JNL/S&P Equity Aggressive Growth Series II..........................  0.968%

Expense Example. This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Qualified Plan. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Series. The example also assumes that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

------------------------------------------------------------
Expense Example
------------------------------------------------------------
1 Year                               $20
------------------------------------------------------------
3 Years                              $64
------------------------------------------------------------
5 Years                             $113
------------------------------------------------------------
10 Years                            $255
------------------------------------------------------------

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Series. The JNL/S&P Equity Aggressive Growth Series II asset allocation is expected to result in more risk than that incurred by JNL/S&P Conservative Growth Series II, JNL/S&P Moderate Growth Series II, JNL/S&P Aggressive Growth Series II or JNL/S&P Equity Growth Series II, but less risk than JNL/S&P Very Aggressive Growth Series II.

When the sub-adviser believes that a temporary defensive position is desirable, the Series may invest up to 100% of its assets in cash, cash equivalents or Underlying Series that invest primarily in fixed-income securities. Taking a defensive position may reduce the potential for appreciation of the Series' portfolio.

The SAI has more information about the Series' authorized investments and strategies, as well as the risks and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The sub-adviser to the JNL/S&P Equity Aggressive Growth Series II is Standard & Poor's Investment Advisory Services, Inc. (SPIAS), located at55 Water Street, New York, New York 10014. SPIAS was established in 1995 to provide investment advice to the financial community. SPIAS operates independently of and has no access to analysis or other information supplied or obtained by Standard & Poor's Ratings Services in connection with its ratings business, except to the extent such information is made available by Standard & Poor's Ratings Services to the general public.

David M. Blitzer and Robert D. Jaramillo share the primary responsibility for the day-to-day management of the Series. Mr. Blitzer has been Vice President of SPIAS since 1995 and has been an economist with Standard & Poor's Financial Services Group (which operates independently of Standard & Poor's Ratings Services) since 1982. Mr. Blitzer has had responsibility for the day-to-day management of the Series since the inception of the Series. Mr. Jaramillo has been a senior investment officer with the Quantitative Services department of Standard & Poor's Financial Information Services since May 1999. Since joining Standard & Poor's in May 1998, Mr. Jaramillo has provided analytical support for Standard & Poor's mutual fund advisory products. Prior to 1998, Mr. Jaramillo worked as an analyst for The Boston Company Asset Management, Inc. Mr. Jaramillo has had responsibility for the day-to-day management of the Series since August 2000.

JNL/S&P Conservative Growth Series

Investment Objective. The investment objective of the JNL/S&P Conservative Growth Series is capital growth and current income.

Principal Investment Strategies. The Series seeks to achieve its objective by investing in a diversified group of other Series of the Trust (Underlying Series). The Underlying Series in which the JNL/S&P Conservative Growth Series may invest are the JNL/Alliance Growth Series, JNL/J.P. Morgan Enhanced S&P 500 Stock Index Series, JNL/J.P. Morgan International & Emerging Markets Series, JNL/Janus Aggressive Growth Series, JNL/Janus Global Equities Series, JNL/Janus Growth & Income Series, JNL/Oppenheimer Global Growth Series, JNL/Oppenheimer Growth Series, JNL/PIMCO Total Return Bond Series, Lazard/JNL Small Cap Value Series, Lazard/JNL Mid Cap Value Series, PPM America/JNL Money Market Series, JNL/Putnam International Equity Series, JNL/Putnam Midcap Growth Series, Salomon Brothers/JNL Balanced Series, Salomon Brothers/JNL Global Bond Series, Salomon Brothers/JNL High Yield Bond Series, and T. Rowe Price/JNL Mid-Cap Growth Series.

The Series seeks to achieve capital growth through its investments in Underlying Series that invest primarily in equity securities. These investments may include Underlying Series that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

The Series seeks to achieve current income through its investments in Underlying Series that invest primarily in fixed-income securities. These investments may include Underlying Series that invest exclusively in bonds of U.S. corporate and government issuers and Underlying Series that invest exclusively in investment-grade securities.

Under normal circumstances, the Series allocates approximately 50% to 75% of its assets to Underlying Series that invest primarily in equity securities, 15% to 50% to Underlying Series that invest primarily in fixed-income securities and 0% to 20% to Underlying Securities that invest primarily in money market funds. Within these asset classes, the Series remains flexible with respect to the percentage it will allocate among particular Underlying Series.

Principal Risks of Investing in the Series. An investment in the Series is not guaranteed. As with any mutual fund, the value of the Series' shares will change and you could lose money by investing in the Series. Since the Series concentrates its investments in shares of the Underlying Series, its performance is directly related to the ability of the Underlying Series to meet their respective investment objectives, as well as the sub-adviser's allocation among the Underlying Series. Accordingly, a variety of factors may influence its performance, such as:

               o Market risk. Because the Series invests indirectly in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

               For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by an Underlying Series, will fall. A broad-based market drop may also cause a bond's price to fall.

               o Prepayment risk. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.

               o Foreign investing risk. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods.
          Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause an Underlying Series' performance to fluctuate more than if it held only U.S. securities. To the extent that an Underlying Series invests in bonds issued by a foreign government, that Series may have limited legal recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can create special risks.

               o Emerging markets risk. The Series may invest a portion of its assets in one or more Underlying Series that hold securities of issuers in emerging markets, which involves greater risk. Emerging market countries typically have economic and political systems that are less fully developed, and likely to be less stable, than those of more advanced countries. Emerging market countries may have policies that restrict investment by foreigners, and there is a higher risk of a government taking private property. Low or nonexistent trading volume in securities of issuers in emerging markets may result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than are companies in developed markets.

               o Currency risk. The value of an Underlying Series' shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Series' foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

               o Non-diversification. The Series is "non-diversified." Under a definition provided by the Investment Company Act of 1940, as amended, non-diversified funds may invest in fewer assets, or in larger proportions of the assets of single companies or industries. Thus, the Series may hold a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Series is subject to more risk than another fund holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Series' total return and share price.

Because the Series invests exclusively in other series of the Trust, you should look elsewhere in this prospectus for the particular information about those series.

Performance. The performance of the Series will vary from year to year. The Series' performance figures will not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce the Series' performance. As with all mutual funds, the Series' past performance does not necessarily indicate how it will perform in the future.

Performance for the Series has not been included because the Series has not been in operation for a full fiscal year as of December 31, 2000.

Shareholder Transaction Expenses (fees paid directly from your investment)
  Maximum Sales Load Imposed on Purchases                 None
  Maximum Sales Load Imposed on Reinvested Dividends      None
  Deferred Sales Load                                     None
  Redemption Fee                                          None
  Exchange Fee                                            None

Expenses. The table below shows certain expenses you will incur as a Series investor.

----------------------------------------------------------------------------
Annual Series Operating Expenses
(expenses that are deducted from Series assets)
----------------------------------------------------------------------------
Management/Administrative Fee                       0.20%
Other Expenses                                         0%
----------------------------------------------------------------------------
Total Series Annual Operating Expenses              0.20%
----------------------------------------------------------------------------

As a shareholder of an Underlying Series, the Series will bear its pro rata share of the expenses of that Underlying Series, which could result in duplication of certain fees, including management and administration fees.

The total annual operating expenses for each JNL/S&P Series (including both the annual operating expenses for the JNL/S&P Series and the annual operating expenses for the underlying investment divisions) could range from .90% to 1.38%. The table below shows estimated total annual operating expenses for each JNL/S&P Series based on the pro rata share of expenses that the JNL/S&P Series would bear if they invested in a hypothetical mix of underlying investment divisions. The adviser believes the expenses shown below to be a likely approximation of the expenses the JNL/S&P Series will incur based on the actual mix of underlying investment division. The expenses shown below include both the annual operating expenses for the JNL/S&P Series and the annual operating expenses for the underlying investment divisions. The actual expenses of each JNL/S&P Series will be based on the actual mix of underlying investment divisions in which it invests. The actual expenses may be greater or less than those shown.

    JNL/S&P Conservative Growth Series .................................  0.891%

Expense Example. This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Qualified Plan. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Series. The example also assumes that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

------------------------------------------------------------
Expense Example
------------------------------------------------------------
1 Year                               $20
------------------------------------------------------------
3 Years                              $64
------------------------------------------------------------
5 Years                             $113
------------------------------------------------------------
10 Years                            $255
------------------------------------------------------------

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Series. The JNL/S&P Conservative Growth Series may invest up to 100% of its assets in cash or cash equivalents when the sub-adviser believes that a temporary defensive position is desirable. Doing so may reduce the potential for appreciation of the Series' portfolio.

The SAI has more information about the Series' authorized investments and strategies, as well as the risks and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The sub-adviser to the JNL/S&P Conservative Growth Series is Standard & Poor's Investment Advisory Services, Inc. (SPIAS), located at55 Water Street, New York, New York 10014. SPIAS was established in 1995 to provide investment advice to the financial community. SPIAS operates independently of and has no access to analysis or other information supplied or obtained by Standard & Poor's Ratings Services in connection with its ratings business, except to the extent such information is made available by Standard & Poor's Ratings Services to the general public.

David M. Blitzer and Robert D. Jaramillo share the primary responsibility for the day-to-day management of the Series. Mr. Blitzer has been Vice President of SPIAS since 1995 and has been an economist with Standard & Poor's Financial Services Group (which operates independently of Standard & Poor's Ratings Services) since 1982. Mr. Blitzer has had responsibility for the day-to-day management of the Series since the inception of the Series. Mr. Jaramillo has been a senior investment officer with the Quantitative Services department of Standard & Poor's Financial Information Services since May 1999. Since joining Standard & Poor's in May 1998, Mr. Jaramillo has provided analytical support for Standard & Poor's mutual fund advisory products. Prior to 1998, Mr. Jaramillo worked as an analyst for The Boston Company Asset Management, Inc. Mr. Jaramillo has had responsibility for the day-to-day management of the Series since August 2000.

JNL/S&P Moderate Growth Series

Investment Objective. The investment objective of the JNL/S&P Moderate Growth Series is capital growth. Current income is a secondary objective.

Principal Investment Strategies. The Series seeks to achieve its objectives by investing in a diversified group of other Series of the Trust (Underlying Series). The Underlying Series in which the JNL/S&P Moderate Growth Series may invest are the JNL/Alliance Growth Series, JNL/J.P. Morgan Enhanced S&P 500 Stock Index Series, JNL/J.P. Morgan International & Emerging Markets Series, JNL/Janus Aggressive Growth Series, JNL/Janus Global Equities Series, JNL/Janus Growth & Income Series, JNL/Oppenheimer Global Growth Series, JNL/Oppenheimer Growth Series, JNL/PIMCO Total Return Bond Series, Lazard/JNL Small Cap Value Series, Lazard/JNL Mid Cap Value Series, PPM America/JNL Money Market Series, JNL/Putnam International Equity Series, JNL/Putnam Midcap Growth Series, Salomon Brothers/JNL Balanced Series, Salomon Brothers/JNL Global Bond Series, Salomon Brothers/JNL High Yield Bond Series, and T. Rowe Price/JNL Mid-Cap Growth Series.

The Series seeks to achieve capital growth through its investments in Underlying Series that invest primarily in equity securities. These investments may include Series that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

The Series seeks to achieve current income through its investment in Underlying Series that invest primarily in fixed-income securities. These investments may include Underlying Series that invest exclusively in bonds of U.S. corporate and government issuers and Underlying Series that invest exclusively in investment-grade securities.

Under normal circumstances, the Series allocates approximately 60% to 80% of its assets to Underlying Series that invest primarily in equity securities and 20% to 40% to Underlying Series that invest primarily in fixed-income securities. Within these asset classes, the Series remains flexible with respect to the percentage it will allocate among particular Underlying Series.

Principal Risks of Investing in the Series. An investment in the Series is not guaranteed. As with any mutual fund, the value of the Series' shares will change and you could lose money by investing in the Series. Since the Series concentrates its investments in shares of the Underlying Series, its performance is directly related to the ability of the Underlying Series to meet their respective investment objectives, as well as the sub-adviser's allocation among the Underlying Series. Accordingly, a variety of factors may influence its performance, such as:

               o Market risk. Because the Series invests indirectly in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

               For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by an Underlying Series, will fall. A broad-based market drop may also cause a bond's price to fall.

               o Prepayment risk. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.

               o High-yield/high-risk bonds. Lower-rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, a Series would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of lower-rated securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities.

               o Foreign investing risk. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods.
          Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause an Underlying Series' performance to fluctuate more than if it held only U.S. securities.

               o Emerging markets risk. The Series may invest a portion of its assets in one or more Underlying Series that hold securities of issuers in emerging markets, which involves greater risk. Emerging market countries typically have economic and political systems that are less fully developed, and likely to be less stable, than those of more advanced countries. Emerging market countries may have policies that restrict investment by foreigners, and there is a higher risk of a government taking private property. Low or nonexistent trading volume in securities of issuers in emerging markets may result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than are companies in developed markets.

               o Currency risk. The value of an Underlying Series' shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Series' foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

               o Non-diversification. The Series is "non-diversified." Under a definition provided by the Investment Company Act of 1940, as amended, non-diversified funds may invest in fewer assets, or in larger proportions of the assets of single companies or industries. Thus, the Series may hold a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Series is subject to more risk than another fund holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Series' total return and share price.

Because the Series invests exclusively in other series of the Trust, you should look elsewhere in this prospectus for the particular information about those series.

Performance. The performance of the Series will vary from year to year. The Series' performance figures will not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce the Series' performance. As with all mutual funds, the Series' past performance does not necessarily indicate how it will perform in the future.

Performance for the Series has not been included because the Series has not been in operation for a full fiscal as of December 31, 2000.

Shareholder Transaction Expenses (fees paid directly from your investment)
  Maximum Sales Load Imposed on Purchases                 None
  Maximum Sales Load Imposed on Reinvested Dividends      None
  Deferred Sales Load                                     None
  Redemption Fee                                          None
  Exchange Fee                                            None

Expenses. The table below shows certain expenses you will incur as a Series investor.

---------------------------------------------------------------------------
Annual Series Operating Expenses
(expenses that are deducted from Series assets)
---------------------------------------------------------------------------
Management/Administrative Fee                      0.20%
Other Expenses                                        0%
---------------------------------------------------------------------------
Total Series Annual Operating Expenses             0.20%
---------------------------------------------------------------------------

As a shareholder of an Underlying Series, the Series will bear its pro rata share of the expenses of that Underlying Series, which could result in duplication of certain fees, including management and administration fees.

The total annual operating expenses for each JNL/S&P Series (including both the annual operating expenses for the JNL/S&P Series and the annual operating expenses for the underlying investment divisions) could range from .90% to 1.38%. The table below shows estimated total annual operating expenses for each JNL/S&P Series based on the pro rata share of expenses that the JNL/S&P Series would bear if they invested in a hypothetical mix of underlying investment divisions. The adviser believes the expenses shown below to be a likely approximation of the expenses the JNL/S&P Series will incur based on the actual mix of underlying investment division. The expenses shown below include both the annual operating expenses for the JNL/S&P Series and the annual operating expenses for the underlying investment divisions. The actual expenses of each JNL/S&P Series will be based on the actual mix of underlying investment divisions in which it invests. The actual expenses may be greater or less than those shown.

         JNL/S&P Moderate Growth Series ..............................  0.926%

Expense Example. This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Qualified Plan. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Series. The example also assumes that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

---------------------------------------------------------------
Expense Example
---------------------------------------------------------------
1 Year                                  $20
---------------------------------------------------------------
3 Years                                 $64
---------------------------------------------------------------
5 Years                                $113
---------------------------------------------------------------
10 Years                               $255
---------------------------------------------------------------

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Series. The JNL/S&P Moderate Growth Series may invest up to 100% of its assets in cash or cash equivalents when the sub-adviser believes that a temporary defensive position is desirable. Doing so may reduce the potential appreciation of the Series' portfolio.

The SAI has more information about the Series' authorized investments and strategies, as well as the risks and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The sub-adviser to the JNL/S&P Moderate Growth Series is Standard & Poor's Investment Advisory Services, Inc. (SPIAS), located at55 Water Street, New York, New York 10014. SPIAS was established in 1995 to provide investment advice to the financial community. SPIAS operates independently of and has no access to analysis or other information supplied or obtained by Standard & Poor's Ratings Services in connection with its ratings business, except to the extent such information is made available by Standard & Poor's Ratings Services to the general public.

David M. Blitzer and Robert D. Jaramillo share the primary responsibility for the day-to-day management of the Series. Mr. Blitzer has been Vice President of SPIAS since 1995 and has been an economist with Standard & Poor's Financial Services Group (which operates independently of Standard & Poor's Ratings Services) since 1982. Mr. Blitzer has had responsibility for the day-to-day management of the Series since the inception of the Series. Mr. Jaramillo has been a senior investment officer with the Quantitative Services department of Standard & Poor's Financial Information Services since May 1999. Since joining Standard & Poor's in May 1998, Mr. Jaramillo has provided analytical support for Standard & Poor's mutual fund advisory products. Prior to 1998, Mr. Jaramillo worked as an analyst for The Boston Company Asset Management, Inc. Mr. Jaramillo has had responsibility for the day-to-day management of the Series since August 2000.

JNL/S&P Aggressive Growth Series

Investment Objective. The investment objective of the JNL/S&P Aggressive Growth Series is capital growth. Current income is a secondary objective.

Principal Investment Strategies. The Series seeks to achieve its objectives by investing in a diversified group of other Series of the Trust (Underlying Series). The Underlying Series in which the JNL/S&P Aggressive Growth Series may invest are the JNL/Alliance Growth Series, JNL/J.P. Morgan Enhanced S&P 500 Stock Index Series, JNL/J.P. Morgan International & Emerging Markets Series, JNL/Janus Aggressive Growth Series, JNL/Janus Global Equities Series, JNL/Janus Growth & Income Series, JNL/Oppenheimer Global Growth Series, JNL/Oppenheimer Growth Series, JNL/PIMCO Total Return Bond Series, Lazard/JNL Small Cap Value Series, Lazard/JNL Mid Cap Value Series, PPM America/JNL Money Market Series, JNL/Putnam International Equity Series, JNL/Putnam Midcap Growth Series, Salomon Brothers/JNL Balanced Series, Salomon Brothers/JNL Global Bond Series, Salomon Brothers/JNL High Yield Bond Series, and T. Rowe Price/JNL Mid-Cap Growth Series.

The Series seeks to achieve capital growth through its investments in Underlying Series that invest primarily in equity securities. These investments may include Series that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

The Series seeks to achieve current income through its investment in Underlying Series that invest primarily in fixed-income securities. These investments may include Underlying Series that invest exclusively in bonds of U.S. corporate and government issuers and Underlying Series that invest exclusively in investment-grade securities.

Under normal circumstances, the Series allocates 75% to 100% of its assets to Underlying Series that invest primarily in equity securities and 0% to 25% to Underlying Series that invest primarily in fixed-income securities. Within these asset classes, the Series remains flexible with respect to the percentage it will allocate among particular Underlying Series.

Principal Risks of Investing in the Series. An investment in the Series is not guaranteed. As with any mutual fund, the value of the Series' shares will change and you could lose money by investing in the Series. Since the Series concentrates its investments in shares of the Underlying Series, its performance is directly related to the ability of the Underlying Series to meet their respective investment objectives, as well as the sub-adviser's allocation among the Underlying Series. Accordingly, a variety of factors may influence its performance, such as:

               o Market risk. Because the Series invests indirectly in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

               For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by an Underlying Series, will fall. A broad-based market drop may also cause a bond's price to fall.

               o Prepayment risk. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.

               o High-yield/high-risk bonds. Lower-rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, a Series would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of lower-rated securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities.

               o Foreign investing risk. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods.
          Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause an Underlying Series' performance to fluctuate more than if it held only U.S. securities.

               o Emerging markets risk. The Series may invest a portion of its assets in one or more Underlying Series that hold securities of issuers in emerging markets, which involves greater risk. Emerging market countries typically have economic and political systems that are less fully developed, and likely to be less stable, than those of more advanced countries. Emerging market countries may have policies that restrict investment by foreigners, and there is a higher risk of a government taking private property. Low or nonexistent trading volume in securities of issuers in emerging markets may result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than are companies in developed markets.

               o Currency risk. The value of an Underlying Series' shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Series' foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

               o Non-diversification. The Series is "non-diversified." Under a definition provided by the Investment Company Act of 1940, as amended, non-diversified funds may invest in fewer assets, or in larger proportions of the assets of single companies or industries. Thus, the Series may hold a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Series is subject to more risk than another fund holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Series' total return and share price.

Because the Series invests exclusively in other series of the Trust, you should look elsewhere in this prospectus for the particular information about those series.

Performance. The performance of the Series will vary from year to year. The Series' performance figures will not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce the Series' performance. As with all mutual funds, the Series' past performance does not necessarily indicate how it will perform in the future.

Performance for the Series has not been included because the Series has not been in operation for a full fiscal as of December 31, 2000.

Shareholder Transaction Expenses (fees paid directly from your investment)
  Maximum Sales Load Imposed on Purchases                  None
  Maximum Sales Load Imposed on Reinvested Dividends       None
  Deferred Sales Load                                      None
  Redemption Fee                                           None
  Exchange Fee                                             None

Expenses. The table below shows certain expenses you will incur as a Series investor.

----------------------------------------------------------------------------
Annual Series Operating Expenses
(expenses that are deducted from Series assets)
----------------------------------------------------------------------------
Management/Administrative Fee                       0.20%
Other Expenses                                         0%
----------------------------------------------------------------------------
Total Series Annual Operating Expenses              0.20%
----------------------------------------------------------------------------

As a shareholder of an Underlying Series, the Series will bear its pro rata share of the expenses of that Underlying Series, which could result in duplication of certain fees, including management and administration fees.

The total annual operating expenses for each JNL/S&P Series (including both the annual operating expenses for the JNL/S&P Series and the annual operating expenses for the underlying investment divisions) could range from .90% to 1.38%. The table below shows estimated total annual operating expenses for each JNL/S&P Series based on the pro rata share of expenses that the JNL/S&P Series would bear if they invested in a hypothetical mix of underlying investment divisions. The adviser believes the expenses shown below to be a likely approximation of the expenses the JNL/S&P Series will incur based on the actual mix of underlying investment division. The expenses shown below include both the annual operating expenses for the JNL/S&P Series and the annual operating expenses for the underlying investment divisions. The actual expenses of each JNL/S&P Series will be based on the actual mix of underlying investment divisions in which it invests. The actual expenses may be greater or less than those shown.

         JNL/S&P Aggressive Growth Series .........................  0.956%

Expense Example. This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Qualified Plan. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Series. The example also assumes that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

----------------------------------------------------------
Expense Example
----------------------------------------------------------
1 Year                             $20
----------------------------------------------------------
3 Years                            $64
----------------------------------------------------------
5 Years                           $113
----------------------------------------------------------
10 Years                          $255
----------------------------------------------------------

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Series. The JNL/S&P Aggressive Growth Series may invest up to 100% of its assets in cash or cash equivalents when the sub-adviser believes that a temporary defensive position is desirable. Doing so may reduce the potential for appreciation of the Series' portfolio.

The SAI has more information about the Series' authorized investments and strategies, as well as the risks and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The sub-adviser to the JNL/S&P Aggressive Growth Series is Standard & Poor's Investment Advisory Services, Inc. (SPIAS), located at55 Water Street, New York, New York 10014. SPIAS was established in 1995 to provide investment advice to the financial community. SPIAS operates independently of and has no access to analysis or other information supplied or obtained by Standard & Poor's Ratings Services in connection with its ratings business, except to the extent such information is made available by Standard & Poor's Ratings Services to the general public.

David M. Blitzer and Robert D. Jaramillo share the primary responsibility for the day-to-day management of the Series. Mr. Blitzer has been Vice President of SPIAS since 1995 and has been an economist with Standard & Poor's Financial Services Group (which operates independently of Standard & Poor's Ratings Services) since 1982. Mr. Blitzer has had responsibility for the day-to-day management of the Series since the inception of the Series. Mr. Jaramillo has been a senior investment officer with the Quantitative Services department of Standard & Poor's Financial Information Services since May 1999. Since joining Standard & Poor's in May 1998, Mr. Jaramillo has provided analytical support for Standard & Poor's mutual fund advisory products. Prior to 1998, Mr. Jaramillo worked as an analyst for The Boston Company Asset Management, Inc. Mr. Jaramillo has had responsibility for the day-to-day management of the Series since August 2000.

JNL Enhanced Intermediate Bond Index Series

Investment Objective. The investment objective of the JNL Enhanced Intermediate Bond Fund Index Series is to match or exceed the return of the Lehman Brothers Intermediate Government/Corporate Bond Index.

Principal Investment Strategies. The Series seeks to achieve its objective by utilizing an enhanced bond indexing strategy intended to add incremental value over the Lehman Brothers Intermediate Government/Corporate Index in a risk-controlled framework. The JNL Enhanced Intermediate Bond Index Series invests primarily in U.S. dollar-denominated U.S. Treasury, Agency, corporate, and mortgage- and other asset-backed securities, and supranational and sovereign debt obligations. The Series invests at least 65% in a diversified portfolio of intermediate-maturity, investment-grade fixed-income securities The Series has no policy regarding the quality and maturity of the bonds which may be purchased.The sub-adviser may engage in options, financial futures and swap transactions in seeking to hedge the portfolio or enhance return.

Principal Risks of Investing in the Series. An investment in the Series is not guaranteed. As with any mutual fund, the value of the Series' shares will change and you could lose money by investing in the Series. A variety of factors may influence its investment performance, such as:

               o Market risk. Because the Series invests in the securities of U.S. and foreign issuers, it is subject to market risk. For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by the Series, will fall. A broad-based market drop may also cause a bond's price to fall.

               For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by an Underlying Series, will fall. A broad-based market drop may also cause a bond's price to fall.

               o Prepayment risk. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.

               o Derivatives risk. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Series' sub-advisers must correctly predict the price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. The value of derivatives may rise or fall more rapidly than other investments, which may increase the volatility of the Series depending on the nature and extent of the derivatives in the Series' portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.

In addition, the performance of the Series depends on the sub-adviser's ability to effectively implement the investment strategies of the Series.

Performance. The performance of the Series will vary from year to year. The Series' performance figures will not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce the Series' performance. As with all mutual funds, the Series' past performance does not necessarily indicate how it will perform in the future.

Performance for the Series has not been included because the Series had not commenced operations as of the date of this prospectus.

Shareholder Transaction Expenses (fees paid directly from your investment)
  Maximum Sales Load Imposed on Purchases               None
  Maximum Sales Load Imposed on Reinvested Dividends    None
  Deferred Sales Load                                   None
  Redemption Fee                                        None
  Exchange Fee                                          None

Expenses. The table below shows certain expenses you will incur as a Series investor, either directly or indirectly.

----------------------------------------------------------------------------
Annual Series Operating expenses
(expenses that are deducted from Series assets)
----------------------------------------------------------------------------
Management/Administrative Fee                       0.75%
Other Expenses                                         0%
----------------------------------------------------------------------------
Total Series Annual Operating Expenses              0.75%
----------------------------------------------------------------------------

Expense Example. This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Qualified Plan. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Series. The example also assumes that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

-------------------------------------------------------------
Expense Example
-------------------------------------------------------------
1 Year                                 $77
-------------------------------------------------------------
3 Years                               $240
-------------------------------------------------------------
5 Years                               $417
-------------------------------------------------------------
10 Years                              $930
-------------------------------------------------------------

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Series. The Series may invest in money market funds including those for which the sub-adviser acts as an investment adviser. As a shareholder in a money market fund, the Series would bear its share of that fund's expenses.

The sub-adviser uses a combination of quantitative and qualitative analysis in balancing the top-down sector decision - selecting among government obligations, corporate securities and structured investments - with the bottom-up security selection which is based upon fundamental and technical analysis.

The Series may invest in when-issued and delayed delivery securities. Actual payment for and delivery of such securities does not take place until some time in the future, i.e., beyond normal settlement. The purchase of these securities will result in a loss if their value declines prior to the settlement date. This could occur, for example, if interest rates increase prior to settlement.

The SAI has more information about the Series' authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL International Index Series

Investment Objective. The investment objective of the JNL International Index Series is to closely match the performance of the Morgan Stanley Capital International Europe and Australasia, Far East Equity Index (MSCI E.A.FE. Index) while minimizing transaction costs.

Principal Investment Strategies. The Series seeks to achieve its objective through a diversified portfolio whose returns closely parallel those of the MSCI E.A.FE. Index. The Series typically holds all securities contained in the MSCI E.A.FE. Index. To better track the performance of the Index and provide liquidity, the Series may hold E.A.FE. futures contracts instead of cash equivalents in its portfolio. The sub-adviser uses a trading approach intended to reduce the Series' transaction costs.

Principal Risks of Investing in the Series. An investment in the Series is not guaranteed. As with any mutual fund, the value of the Series' shares will change and you could lose money by investing in the Series. A variety of factors may influence its investment performance, such as:

          o Market risk. Because the Series invests in stocks of foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

          o Foreign investing risk. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Series' performance to fluctuate more than if it held only U.S. securities.

          o Emerging markets risk. The Series may invest a portion of its assets in securities of issuers in emerging markets, which involves greater risk. Emerging market countries typically have economic and political systems that are less fully developed, and likely to be less stable, than those of more advanced countries. Emerging market countries may have policies that restrict investment by foreigners, and there is a higher risk of a government taking private property. Low or nonexistent trading volume in securities of issuers in emerging markets may result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than are companies in developed markets.

          o Currency risk. The value of the Series' shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Series' foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

          o Derivatives risk. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Series sub-adviser must correctly predict price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. The value of derivatives may rise or fall more rapidly than other investments, which may increase the volatility of the Series depending on the nature and extent of the derivatives in the Series' portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.

In addition, the performance of the Series depends on the sub-adviser's ability to effectively implement the investment strategies of the Series.

Performance. The performance of the Series will vary from year to year. The Series' performance figures will not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce the Series' performance. As with all mutual funds, the Series' past performance does not necessarily indicate how it will perform in the future.

Performance for the Series has not been included because the Series had not commenced operations as of the date of this prospectus.

Shareholder Transaction Expenses (fees paid directly from your investment)
  Maximum Sales Load Imposed on Purchases                  None
  Maximum Sales Load Imposed on Reinvested Dividends       None
  Deferred Sales Load                                      None
  Redemption Fee                                           None
  Exchange Fee                                             None

Expenses. The table below shows certain expenses you will incur as a Series investor, either directly or indirectly.

----------------------------------------------------------------------------
Annual Series Operating expenses
(expenses that are deducted from Series assets)
----------------------------------------------------------------------------
Management/Administrative Fee                       0.75%
Other Expenses                                         0%
----------------------------------------------------------------------------
Total Series Annual Operating Expenses              0.75%
----------------------------------------------------------------------------

Expense Example. This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Qualified Plan. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Series. The example also assumes that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

------------------------------------------------------------
Expense Example
------------------------------------------------------------
1 Year                                $77
------------------------------------------------------------
3 Years                              $240
------------------------------------------------------------
5 Years                              $417
------------------------------------------------------------
10 Years                             $930
------------------------------------------------------------

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Series. The SAI has more information about the Series' authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL Russell 2000 Index Series

Investment Objective. The investment objective of the JNL Russell 2000 Index Series is to closely match the returns and characteristics of the Russell 2000 Index.

Principal Investment Strategies. The Series seeks to achieve its objective through a diversified portfolio whose return closely tracks that of the Russell 2000 Index. The Series typically holds all the common stocks included in the Russell 2000 Index.

The sub-adviser generally follows a buy and hold strategy, trading only when there is a change in the composition of the Russell 2000 Index or when cash flow activity occurs in the Series. The sub-adviser uses a trading approach intended to reduce the Series' transaction costs.

Principal Risks of Investing in the Series. An investment in the Series is not guaranteed. As with any mutual fund, the value of the Series' shares will change and you could lose money by investing in the Series. A variety of factors may influence its investment performance, such as:

          o Market risk. Because the Series invests in stocks of U.S. companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

          o Small cap investing risk. Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones. The companies in which the Series is likely to invest have limited product lines, markets or financial resources, or may depend on the expertise of a few people, and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. In addition, many small capitalization companies may be in the early stages of development. Accordingly, an investment in the Series may not be appropriate for all investors.

In addition, the performance of the Series depends on the sub-adviser's ability to effectively implement the investment strategies of the Series.

Performance. The performance of the Series will vary from year to year. The Series' performance figures will not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce the Series' performance. As with all mutual funds, the Series' past performance does not necessarily indicate how it will perform in the future.

Performance for the Series has not been included because the Series had not commenced operations as of the date of this prospectus.

Shareholder Transaction Expenses (fees paid directly from your investment)
  Maximum Sales Load Imposed on Purchases                None
  Maximum Sales Load Imposed on Reinvested Dividends     None
  Deferred Sales Load                                    None
  Redemption Fee                                         None
  Exchange Fee                                           None

Expenses. The table below shows certain expenses you will incur as a Series investor, either directly or indirectly.

---------------------------------------------------------------------------
Annual Series Operating expenses
(expenses that are deducted from Series assets)
---------------------------------------------------------------------------
Management/Administrative Fee                      0.60%
Other Expenses                                        0%
---------------------------------------------------------------------------
Total Series Annual Operating Expenses             0.60%
---------------------------------------------------------------------------

Expense Example. This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Qualified Plan. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Series. The example also assumes that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

---------------------------------------------------------
Expense Example
---------------------------------------------------------
1 Year                             $61
---------------------------------------------------------
3 Years                           $192
---------------------------------------------------------
5 Years                           $335
---------------------------------------------------------
10 Years                          $750
---------------------------------------------------------

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Series. The JNL Russell 2000 Index Series may also hold U.S. Treasury Bills, short-term fixed- income securities, equity index futures, Standard & Poor's Depository Receipts traded on the American Stock Exchange and other similar derivative instruments.

The SAI has more information about the Series' authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL S&P 500 Index Series

Investment Objective. The investment objective of the JNL S&P 500 Index Series is to closely match the returns and characteristics of the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index).

Principal Investment Strategies. The Series seeks to achieve its objective through a diversified portfolio whose return closely tracks that of the S&P 500 Index. The Series typically holds all the stock in the S&P 500 Index in approximately the same proportions as they appear in the Index. To better track the performance of the Index and provide liquidity, the Series may hold S&P 500 futures contracts instead of cash equivalents in its portfolio. The sub-adviser generally follows a buy and hold strategy, trading only when there is a change in the composition of the S&P 500 Index or when cash flow activity occurs in the Series. The sub-adviser uses a trading approach intended to reduce the Series' transaction costs.

Principal Risks of Investing in the Series. An investment in the Series is not guaranteed. As with any mutual fund, the value of the Series' shares will change and you could lose money by investing in the Series. A variety of factors may influence its investment performance, such as:

          o Market risk. Because the Series invests in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

In addition, the performance of the Series depends on the sub-adviser's ability to effectively implement the investment strategies of the Series.

Performance. The performance of the Series will vary from year to year. The Series' performance figures will not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce the Series' performance. As with all mutual funds, the Series' past performance does not necessarily indicate how it will perform in the future.

Performance for the Series has not been included because the Series had not commenced operations as of the date of this prospectus.

Shareholder Transaction Expenses (fees paid directly from your investment)
  Maximum Sales Load Imposed on Purchases                 None
  Maximum Sales Load Imposed on Reinvested Dividends      None
  Deferred Sales Load                                     None
  Redemption Fee                                          None
  Exchange Fee                                            None

Expenses. The table below shows certain expenses you will incur as a Series investor, either directly or indirectly.

-----------------------------------------------------------------------------
Annual Series Operating expenses
( expenses that are deducted from Series assets)
-----------------------------------------------------------------------------
Management/Administrative Fee                        0.60%
Other Expenses                                          0%
-----------------------------------------------------------------------------
Total Series Annual Operating Expenses               0.60%
-----------------------------------------------------------------------------
Expense Example. This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Qualified Plan. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Series. The example also assumes that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

-------------------------------------------------------
Expense Example
-------------------------------------------------------
1 Year                           $61
-------------------------------------------------------
3 Years                         $192
-------------------------------------------------------
5 Years                         $335
-------------------------------------------------------
10 Years                        $750
-------------------------------------------------------

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Series. The SAI has more information about the Series' authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL S&P MidCap Index Series

Investment Objective. The objective of the JNL S&P MidCap Index Series is to closely match the returns and characteristics of the Standard & Poor's MidCap 400 Index (S&P MidCap 400 Index).

Principal Investment Strategies. The Series seeks to achieve its objective through a diversified portfolio whose return closely tracks that of the S&P MidCap 400 Index. The Series typically holds all the stock in the S&P MidCap 400 Index in approximately the same proportions as they appear in the Index. To better track the performance of the Index and provide liquidity, the Series may invest in equity index futures contracts and other derivatives instead of cash equivalents. The sub-adviser generally follows a buy and hold strategy, trading only when there is a change in the composition of the S&P MidCap 400 Index or when cash flow activity occurs in the Series. The sub-adviser uses a trading approach intended to reduce the Series' transaction costs.

Principal Risks of Investing in the Series. An investment in the Series is not guaranteed. As with any mutual fund, the value of the Series' shares will change and you could lose money by investing in the Series. A variety of factors may influence its investment performance, such as:

          o Market risk. Because the Series invests in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

In addition, the performance of the Series depends on the sub-adviser's ability to effectively implement the investment strategies of the Series.

Performance. The performance of the Series will vary from year to year. The Series' performance figures will not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce the Series' performance. As with all mutual funds, the Series' past performance does not necessarily indicate how it will perform in the future.

Performance for the Series has not been included because the Series had not commenced operations as of the date of this prospectus.

Shareholder Transaction Expenses (fees paid directly from your investment)
  Maximum Sales Load Imposed on Purchases                 None
  Maximum Sales Load Imposed on Reinvested Dividends      None
  Deferred Sales Load                                     None
  Redemption Fee                                          None
  Exchange Fee                                            None

Expenses. The table below shows certain expenses you will incur as a Series investor, either directly or indirectly.

----------------------------------------------------------------------------
Annual Series Operating expenses
(expenses that are deducted from Series assets)
----------------------------------------------------------------------------
Management/Administrative Fee                       0.60%
Other Expenses                                         0%
----------------------------------------------------------------------------
Total Series Annual Operating Expenses              0.60%
----------------------------------------------------------------------------
Expense Example. This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Qualified Plan. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Series. The example also assumes that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

---------------------------------------------------------
Expense Example
---------------------------------------------------------
1 Year                             $61
---------------------------------------------------------
3 Years                           $192
---------------------------------------------------------
5 Years                           $335
---------------------------------------------------------
10 Years                          $750
---------------------------------------------------------

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Series. The JNL S&P MidCap Index Series may invest in interest-bearing cash equivalents, notes and other short-term instruments, including call accounts pending the investment of available cash. The Series will be rebalanced periodically to reflect changes in the S&P MidCap 400 Index, and all dividends and realized capital gains will be reinvested.

The SAI has more information about the Series' authorized investments and strategies, as well as the risks and restrictions that may apply to them.

AIM/JNL Large Cap Growth Series

Investment Objective. The investment objective of the AIM/JNL Large Cap Growth Series is long-term growth of capital.

Principal Investment Strategies. The Series seeks to achieve its objective by investing in large-capitalization company securities. These securities may include common stocks, convertible bonds, convertible preferred stocks and warrants of companies with market capitalizations that are within the top 50% of stocks in the Russell 1000(R) Index at the time of purchase. Under normal conditions, the top 10 holdings may comprise at least a third of the portfolio's net assets. The Series may also invest up to 25% of its total assets in foreign securities. Any percentage limitations with respect to assets of the Series are applied at the time of purchase.

The portfolio managers purchase securities of a limited number of large-cap companies that they believe have the potential for above-average growth in revenues and earnings. The portfolio managers consider whether to sell a particular security when they believe the security no longer has that potential.

In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, the Series may temporarily hold all or a portion of its assets in cash, money market instruments, shares of affiliated money market funds, bonds or other debt securities. As a result, the Series may not achieve its investment objective.

Principal Risks of Investing in the Series. An investment in the Series is not guaranteed. As with any mutual fund, the value of the Series' shares will change and you could lose all or a portion of your money by investing in the Series. A variety of factors may influence its investment performance, such as:

          o Market risk. Because the Series invests in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

          o Foreign investing risk. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Series' performance to fluctuate more than if it held only U.S. securities.

          o Convertible securities risk. The values of the convertible securities in which the Series may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the Series. Also, since a large percentage of the Series' assets will be invested in a limited number of securities, any change in value of those securities could significantly affect the value of your investment in the Series.

The Series may participate in the initial public offering (IPO) market. Because of the Series' small asset base, any investment the Series may make in IPOs may significantly increase the Series' total returns. As the Series' assets grow, the impact of IPO investments will decline, which may reduce the Series' total return.

Performance. The Series will commence investment operations on or about the date of this prospectus. Therefore, a bar chart and table have not been included for this Series.

Shareholder Transaction Expenses (fees paid directly from your investment)
  Maximum Sales Load Imposed on Purchases                     None
  Maximum Sales Load Imposed on Reinvested Dividends          None
  Deferred Sales Load                                         None
  Redemption Fee                                              None
  Exchange Fee                                                None

Expenses. The table below shows certain expenses you will incur as a Series investor, either directly or indirectly.


----------------------------------------------------------------------------

Annual Series Operating expenses
(expenses that are deducted from Series assets)
----------------------------------------------------------------------------
Management/Administrative Fee                       1.10%
Estimated 12b-1*                                    .01%+
Other Expenses                                        .0%
----------------------------------------------------------------------------
Total Series Annual Operating Expenses              1.11%

----------------------------------------------------------------------------


* As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accordance with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Series. The distribution fee noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

+The Advisor anticipates that the 12b-1 fee will be less than .01%

Expense Example. This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Qualified Plan. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Series. The example also assumes that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


----------------------------------------------------------------

Expense Example
----------------------------------------------------------------
1 Year                                      $113
----------------------------------------------------------------
3 Years                                     $353
----------------------------------------------------------------
5 Years                                     $612
----------------------------------------------------------------
10 Years                                    $1,352

----------------------------------------------------------------



The Sub-Adviser and Portfolio Management. The sub-adviser to the AIM/JNL Large Cap Growth Series is A I M Capital Management, Inc. ("AIM"), located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046.

AIM, an investment advisor since 1986, is an indirect, wholly-owned subsidiary of A I M Management Group Inc. A I M Management Group Inc. advises approximately 135 mutual funds and separate accounts which total approximately $171 billion in total net assets as of June 30, 2001

The Series is managed on a team basis. The individual members of the team who are primarily responsible for the day-to-day management of the Series' portfolio are:

     o Monika H. Degan, Senior Portfolio Manager has been associated with AIM and/or its affiliates since 1995.

     o Geoffrey V. Keeling, Portfolio Manager has been associated with AIM and/or its affiliates since 1995.

     o Jonathan C. Schoolar, Senior Portfolio Manager has been associated with AIM and/or its affiliates since 1986.

     o Robert L. Shoss, Portfolio Manager has been associated with AIM and/or its affiliates since 1995.

AIM/JNL Small Cap Growth Series

Investment Objective. The investment objective of the AIM/JNL Small Cap Growth Series is long-term growth of capital.

Principal Investment Strategies. The Series seeks to meet this objective by investing, normally, at least 65% of its total assets in equity securities of U.S. issuers that have market capitalizations less than that of the largest company in the Russell 2000(R) Index. The Series may also invest up to 35% of its total assets in equity securities of U.S. issuers that have market capitalizations greater than that of the largest company in the Russell 2000 (R) Index, and in investment-grade non-convertible debt securities, U.S. government securities and high-quality money market instruments, all of which are issued by U.S. issuers. The Series may also invest up to 25% of its total assets in foreign securities. Any percentage limitations with respect to assets of the Series are applied at the time of purchase.

In selecting investments, the portfolio managers seek to identify those companies that have strong earnings momentum or demonstrate other potential for growth of capital. The portfolio managers anticipate that the Series, when fully invested, will generally be comprised of companies that are currently experiencing a greater than anticipated increase in earnings The portfolio managers allocate investments among fixed-income securities based on their views as to the best values then available in the marketplace. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.

In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, the Series may temporarily hold all or a portion of its assets in cash, money market instruments, shares of affiliated money market funds, or high-quality debt securities. As a result, the Series may not achieve its investment objective.

Principal Risks of Investing in the Series. An investment in the Series is not guaranteed. As with any mutual fund, the value of the Series' shares will change and you could lose all or a portion of your money by investing in the Series. A variety of factors may influence its investment performance, such as:

          o Market risk. Because the Series invests in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

          o Foreign investing risk. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Series' performance to fluctuate more than if it held only U.S. securities.

          o Small cap investing risk. The prices of equity securities of smaller companies may go up and down more than equity securities of larger, more-established companies. Also, since equity securities of smaller companies may not be traded as often as equity securities of larger, more established companies, it may be difficult or impossible for the portfolio to sell securities at a desirable price.

In addition, if the seller of a repurchase agreement in which the Series invests defaults on its obligation or declares bankruptcy, the Series may experience delays in selling the securities underlying the repurchase agreement. As a result, the Series may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

Performance. The Series will commence investment operations on or about the date of this prospectus. Therefore, a bar chart and table have not been included for this Series.

Shareholder Transaction Expenses (fees paid directly from your investment)
  Maximum Sales Load Imposed on Purchases                   None
  Maximum Sales Load Imposed on Reinvested Dividends        None
  Deferred Sales Load                                       None
  Redemption Fee                                            None
  Exchange Fee                                              None

Expenses. The table below shows certain expenses you will incur as a Series investor, either directly or indirectly.


----------------------------------------------------------------------------

Annual Series Operating expenses
(expenses that are deducted from Series assets)
----------------------------------------------------------------------------
Management/Administrative Fee                       1.15%
Estimated 12b-1*                                    .01%+
Other Expenses                                        .0%
----------------------------------------------------------------------------
Total Series Annual Operating Expenses              1.16%

----------------------------------------------------------------------------


* As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accordance with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Series. The distribution fee noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

+The Advisor anticipates that the 12b-1 fee will be less than .01%

Expense Example. This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Qualified Plan. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Series. The example also assumes that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


--------------------------------------------------------

Expense Example
--------------------------------------------------------
1 Year                              $118
--------------------------------------------------------
3 Years                             $368
--------------------------------------------------------
5 Years                             $638
--------------------------------------------------------
10 Years                            $1,409

--------------------------------------------------------


The Sub-Adviser and Portfolio Management. The sub-adviser to the AIM/JNL Small Cap Growth Series is A I M Capital Management, Inc. ("AIM"), located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046. AIM, an investment advisor since 1986, is an indirect, wholly-owned subsidiary of A I M Management Group Inc. A I M Management Group Inc. advises approximately 135 mutual funds and separate accounts which total approximately $171 billion in total net assets as of June 30, 2001

The Series is managed on a team basis. The individual members of the team who are primarily responsible for the day-to-day management of the Series' portfolio are:

     o Ryan E. Crane, Portfolio Manager has been associated with AIM and/or its affiliates since 1994.

     o Robert M. Kippes, Senior Portfolio Manager has been associated with AIM and/or its affiliates since 1989.

     o Jay K. Rushin, Portfolio Manager has been associated with AIM and/or its affiliates since 1998. From 1996 to 1998, he was an associate equity analyst with Prudential Securities.

AIM/JNL Value II Series

Investment Objective. The investment objective of the AIM/JNL Value II Series is long-term growth of capital.

Principal Investment Strategies. The Series seeks to meet its objective by investing primarily in equity securities judged by the Series' investment sub-advisor to be undervalued relative to the investment sub-adviser's appraisal of the current or projected earnings of the companies issuing the securities, relative to current market values of assets owned by the companies issuing the securities, or relative to the equity markets generally. The Series also may invest in preferred stocks and debt instruments that have prospects for growth of capital. Under normal conditions, the top ten holdings may comprise up to 50% of the Series' total assets. The Series also may invest up to 25% of its total assets in foreign securities. Any percentage limitations with respect to assets of the Series are applied at the time of purchase. The portfolio managers focus on undervalued equity securities of (1) out-of-favor cyclical growth companies,
(2) established growth companies that are undervalued compared to historical relative valuation parameters, (3) companies where there is early but tangible evidence of improving prospects that are not yet reflected in the price of the company's equity securities and (4) companies whose equity securities are selling at prices that do not reflect the current market value of their assets and where there is reason to expect realization of this potential in the form of increased equity values. The portfolio managers consider whether to sell a particular security when they believe the company no longer fits into any of the above categories.

In anticipation of or in response to adverse market conditions, for cash management purposes, or for defense purposes, the Series may temporarily hold all or a portion of its assets in cash, money market instruments, shares of affiliated money market funds, bonds or other debt securities. As a result, the Series may not acieve its investment objective.

The Series may engage in active and frequent trading of portfolio securities to achieve its investment objective. If the Series does trade in this way, it may incur increased transaction costs, which can lower the actual return on your investment. Active trading may also increase short-term gains and losses, which may affect the taxes you have to pay.

Principal Risks of Investing in the Series. An investment in the Series is not guaranteed. As with any mutual fund, the value of the Series' shares will change and you could lose all or a portion of your money by investing in the Series. A variety of factors may influence its investment performance, such as:

          o Market risk. Because the Series invests in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

          o Foreign investing risk. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Series' performance to fluctuate more than if it held only U.S. securities.

The Series may participate in the initial public offering (IPO) market, and a significant portion of the Series' return may be attributable to its investment in IPOs, which may have a magnified impact due to the Series' small asset base. As the Series' assets grow, it is probable that the effect of the Series' investment in IPOs on its total returns will decline, which may reduce the Series' total returns.

In addition, because a large percentage of the Series' assets may be invested in a limited number of securities, a change in the value of these securities could significantly affect the value of your investment in the series.

Performance. The Series will commence investment operations on or about the date of this prospectus. Therefore, a bar chart and table have not been included for this series.


Shareholder Transaction Expenses (fees paid directly from your investment)
  Maximum Sales Load Imposed on Purchases                     None
  Maximum Sales Load Imposed on Reinvested Dividends          None
  Deferred Sales Load                                         None
  Redemption Fee                                              None
  Exchange Fee                                                None

Expenses. The table below shows certain expenses you will incur as a Series investor, either directly or indirectly.


-------------------------------------------------------------------------

Annual Series Operating expenses
(expenses that are deducted from Series assets)
-------------------------------------------------------------------------
Management/Administrative Fee                    1.05%
Estimated 12b-1*                                 .01%+
Other Expenses                                     .0%
-------------------------------------------------------------------------
Total Series Annual Operating Expenses           1.06%

-------------------------------------------------------------------------


* As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accordance with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Series. The distribution fee noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

+The Advisor anticipates that the 12b-1 fee will be less than .01%

Expense Example. This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Qualified Plan. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Series. The example also assumes that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


---------------------------------------------------------

Expense Example
---------------------------------------------------------
1 Year                               $108
---------------------------------------------------------
3 Years                              $337
---------------------------------------------------------
5 Years                              $585
---------------------------------------------------------
10 Years                             $1,294

---------------------------------------------------------


The Sub-Adviser and Portfolio Management. The sub-adviser to the AIM/JNL Value II Series is AIM Capital Management, Inc. ("AIM"), located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046.

AIM, an investment advisor since 1986, is an indirect, wholly-owned subsidiary of A I M Management Group Inc. A I M Management Group Inc. advises approximately 135 mutual funds and separate accounts which total approximately $171 billion in total net assets as of June 30, 2001.

The Series is managed on a team basis. The individual members of the team who are primarily responsible for the day-to-day management of the Series' portfolio are:

     o Joel E. Dobberpuhl, Senior Portfolio Manager has been associated with AIM and/or its affiliates since 1990.

     o Evan G. Harrel, Senior Portfolio Manager has been associated with AIM and/or its affiliates since 1998. From 1994 to 1998, he was Vice President of Van Kampen American Capital Asset Management, Inc. and a portfolio manager of various growth and equity funds.

     o Robert A. Shelton, Senior Portfolio Manager has been associated with AIM and/or its affiliates since 1995.

Lazard/JNL Mid Cap Value Series

Investment Objective. The investment objective of the Lazard/JNL Mid Cap Value Series is capital appreciation.

Principal Investment Strategies. The Series seeks to achieve its objective by investing at least 80% of total assets in a non-diversified portfolio of equity securities of U.S. companies with market capitalizations in the range of companies represented in the Russell Mid Cap Index and that the sub-adviser believes are undervalued based on their return on equity. The Russell Mid Cap Index is composed of selected common stocks of medium-size U.S. companies. The Series' equity holdings consist primarily of common stocks but may also include preferred stocks, securities convertible into or exchangeable for common stocks, rights and warrants, real estate investment trusts and American and Global Depositary Receipts. To the extent its assets are not invested in such securities, the Series may invest in the equity securities of larger capitalization companies or investment grade fixed-income securities. In searching for undervalued medium capitalization stocks, the sub-adviser uses a stock-selection process based primarily on analysis of historical financial data, with little emphasis placed on forecasting future earnings or events.

The sub-adviser does not automatically sell a security if its market capitalization grows or falls outside the range of companies in the Russell Midcap Index. The sub-adviser may sell a security for any of the following reasons:

     o its price rises to a level where it no longer reflects value (target valuation);

     o the underlying investment assumptions are no longer valid;

     o company management changes their direction; or

     o external events occur (e.g., changes in regulation, taxes and competitive position).

Principal Risks of Investing in the Series. An investment in the Series is not guaranteed. As with any mutual fund, the value of the Series' shares will change and you could lose money by investing in the Series. A variety of factors may influence its investment performance, such as:

          o Market risk. Because the Series invests primarily in equity securities of U.S. companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

          o Value investing risk. The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

          o Non-diversification. The Series is "non-diversified." Under a definition provided by the Investment Company Act of 1940, as amended, non-diversified funds may invest in fewer assets, or in larger proportions of the assets of single companies or industries. Thus, the Series may hold a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Series is subject to more risk than another fund holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Series' total return and share price.

In addition, the performance of the Series depends on the sub-adviser's ability to effectively implement the investment strategies of the Series.

Performance. The bar chart and table below show the past performance of the Series' shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Series' annual returns and compares them to a broad based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Series' returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce the Series' performance. As with all mutual funds, the Series' past performance does not necessarily indicate how it will perform in the future.

Annual Total Returns as of December 31

4.77%             25.37%
[Insert Chart]
1999              2000

In the period shown in the chart, the Series' highest quarterly return was 12.00% (2nd quarter of 1999) and its lowest quarterly return was -13.00% (3rd quarter of 1999).

Average Annual Total Returns as of December 31, 2000
----------------------------------------------------
                                         1 year            Life of Series*
Lazard/JNL Mid Cap Value Series          25.37%                 7.05%
Russell MidCap Index                      6.73%                 8.96%

The Russell Mid Cap Index is a broad-based, unmanaged index. * The Series began operations on March 2, 1998.

Shareholder Transaction Expenses (fees paid directly from your investment)
  Maximum Sales Load Imposed on Purchases               None
  Maximum Sales Load Imposed on Reinvested Dividends    None
  Deferred Sales Load                                   None
  Redemption Fee                                        None
  Exchange Fee                                          None

Expenses. The table below shows certain expenses you will incur as a Series investor, either directly or indirectly.

---------------------------------------------------------------------------
Annual Series Operating Expenses
(expenses that are deducted from Series assets)
---------------------------------------------------------------------------
Management/Administrative Fee                      1.07%
Distribution (12b-1) Fees*                         0.05%
Other Expenses                                        0%
---------------------------------------------------------------------------
Total Series Annual Operating Expenses             1.12%
---------------------------------------------------------------------------

* As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accordance with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Series. The distribution fee noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

Expense Example. This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Qualified Plan. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Series. The example also assumes that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

-------------------------------------------------------
Expense Example
-------------------------------------------------------
1 Year                         $114
-------------------------------------------------------
3 Years                        $356
-------------------------------------------------------
5 Years                        $617
-------------------------------------------------------
10 Years                      1,363
-------------------------------------------------------

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Series. The Series may use derivative instruments, such as options and futures contracts and forward currency contracts, for hedging or to enhance return. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices. For temporary, defensive purposes, the Series may invest up to all of its assets in larger capitalization companies, cash and short-term money market instruments. Taking a defensive position may reduce the potential for appreciation of the Series' portfolio.

The SAI has more information about the Series' authorized investments and strategies, as well as the risks and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The sub-adviser to the Lazard/JNL Mid Cap Value Series is Lazard Asset Management (Lazard), 30 Rockefeller Plaza, New York, New York 10112. Lazard is a division of Lazard Freres & Co. LLC (Lazard Freres), a New York limited liability company, which provides its clients with a wide variety of investment banking, brokerage and related services. Lazard and its affiliates provide investment management services to client discretionary accounts of both individuals and institutions.

The Series is managed on a team basis. Herbert W. Gullquist and Andrew Lacey share primary responsibility for the day-to-day management of the Series. Mr. Gullquist has been with Lazard since 1982. He is a Managing Director and a Vice-Chairman of Lazard Freres, and is the Chief Investment Officer of Lazard. Mr. Gullquist is responsible for monitoring all investment activity to ensure adherence to Lazard's investment philosophy and guidelines. Mr. Lacey has been with Lazard since 1996. He is a portfolio manager/analyst and a Director of Lazard. Mr. Gullquist has been responsible for the day-to-day management of the Series since the inception of the Series. Mr. Lacey has shared responsibility for the day-to-day management of the Series since January 2001.

Lazard/JNL Small Cap Value Series

Investment Objective. The investment objective of the Lazard/JNL Small Cap Value Series is capital appreciation.

Principal Investment Strategies. The Series seeks to achieve its objective by investing at least 80% of its total assets in a non-diversified portfolio of equity securities of U.S. companies with market capitalizations in the range of companies represented by the Russell 2000 Index that the sub-adviser believes are undervalued based on their return on equity. The Russell 2000 Index is composed of selected common stocks of small, generally unseasoned U.S. companies. The Series' equity holdings consist primarily of common stocks but may also include preferred stocks, securities convertible into or exchangeable for common stocks, rights and warrants, real estate investment trusts and American and Global Depositary Receipts. The Lazard/JNL Small Cap Value Series invests in equity securities of small U.S. companies that, in the sub-adviser's opinion, have one or more of the following characteristics: (i) are undervalued relative to their earnings, cash flow, or asset values; (ii) have an attractive price/value relationship with expectations that some catalyst will cause the perception of value to change within 2 years; (iii) are out of favor due to circumstances which are unlikely to harm the company's franchise or earnings power; (iv) have low projected price-to-earnings or price-to-cash-flow multiples; (v) have the potential to become a larger factor in the company's business; (vi) have significant debt but have high levels of free cash flow; and
(vii) have a relatively short corporate history with the expectation that the business may grow. In searching for undervalued small capitalization stocks, the sub-adviser uses a stock-selection process based primarily on analysis of historical financial data, with little emphasis placed on forecasting future earnings or events.

Principal Risks of Investing in the Series. An investment in the Series is not guaranteed. As with any mutual fund, the value of the Series' shares will change and you could lose money by investing in the Series. A variety of factors may influence its investment performance, such as:

          o Market risk. Because the Series invests in equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

          o Value investing risk. The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

          o Small cap investing risk. Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones. The companies in which the Series is likely to invest have limited product lines, markets or financial resources, or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. In addition, many small capitalization companies may be in the early stages of development. Accordingly, an investment in the Series may not be appropriate for all investors.

          o Non-diversification. The Series is "non-diversified." Under a definition provided by the Investment Company Act of 1940, as amended, non-diversified funds may invest in fewer assets, or in larger proportions of the assets of single companies or industries. Thus, the Series may hold a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Series is subject to more risk than another fund holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Series' total return and share price.

In addition, the performance of the Series depends on the sub-adviser's ability to effectively implement the investment strategies of the Series.

Performance. The bar chart and table below show the past performance of the Series' shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Series' annual returns and compares them to a broad based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Series' returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce the Series' performance. As with all mutual funds, the Series' past performance does not necessarily indicate how it will perform in the future.

Annual Total Returns as of December 31

1.96%             16.60%
[Insert Chart]
1999              2000

In the period shown in the chart, the Series' highest quarterly return was 20.18% (2nd quarter of 1999) and its lowest quarterly return was -8.85% (1st quarter of 1999).


Average Annual Total Returns as of December 31,2000
---------------------------------------------------
                                            1 year            Life of Series*

Lazard/JNL Small Cap Value Series           16.60%                 1.22%
Russell 2000                                -2.92%                 2.56%

The Russell 2000 Index is a broad-based, unmanaged index. * The Series began operations on March 2, 1998.

Shareholder Transaction Expenses (fees paid directly from your investment)
  Maximum Sales Load Imposed on Purchases               None
  Maximum Sales Load Imposed on Reinvested Dividends    None
  Deferred Sales Load                                   None
  Redemption Fee                                        None
  Exchange Fee                                          None

Expenses. The table below shows certain expenses you will incur as a Series investor, either directly or indirectly.

----------------------------------------------------------------------------
Annual Series Operating Expenses
(expenses that are deducted from Series assets)
----------------------------------------------------------------------------
Management/Administrative Fee                       1.15%
Distribution (12b-1)Fees*                           0.03%
Other Expenses                                         0%
----------------------------------------------------------------------------
Total Series Annual Operating Expenses              1.18%
----------------------------------------------------------------------------

* As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accordance with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Series. The distribution fee noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

Expense Example. This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Qualified Plan. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Series. The example also assumes that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

-------------------------------------------------------------
Expense Example
-------------------------------------------------------------
1 Year                               $120
-------------------------------------------------------------
3 Years                              $375
-------------------------------------------------------------
5 Years                              $649
-------------------------------------------------------------
10 Years                           $1,432
-------------------------------------------------------------

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Series. The sub-adviser does not automatically sell a security if its market capitalization grows or falls outside the range of companies in the Russell 2000 Index. The sub-adviser may sell a security for any of the following reasons:

          o its price rises to a level where it no longer reflects value (target valuation);

          o the underlying investment assumptions are no longer valid;

          o company management changes their direction; or

          o external events occur (e.g., changes in regulation, taxes and competitive position).

The Series may invest in equity securities of larger U.S. companies or investment grade fixed-income securities.

For temporary, defensive purposes, the Series may invest up to all of its assets in larger capitalization companies, cash and short-term money market instruments. Taking a defensive position may reduce the potential for appreciation of the Series' portfolio.

The SAI has more information about the Series' authorized investments and strategies, as well as the risks and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The sub-adviser to the Lazard/JNL Small Cap Value Series is Lazard Asset Management (Lazard), 30 Rockefeller Plaza, New York, New York 10112. Lazard is a division of Lazard Freres & Co. LLC (Lazard Freres), a New York limited liability company, which provides its clients with a wide variety of investment banking, brokerage and related services. Lazard and its affiliates provide investment management services to client discretionary accounts of both individuals and institutions.

The Series is managed on a team basis. Herbert W. Gullquist, Leonard M. Wilson and Patrick Mullin share primary responsibility for the day-to-day management of the Series. Mr. Gullquist has been with Lazard since 1982. He is a Managing Director and a Vice-Chairman of Lazard Freres, and is the Chief Investment Officer of Lazard. Mr. Gullquist is responsible for monitoring all investment activity to ensure adherence to Lazard's investment philosophy and guidelines. Mr. Wilson has been with Lazard since 1988. He is a portfolio manager/analyst and a Director of Lazard. Mr. Mullin has been with Lazard since 1998. He is a portfolio manager/analyst. Prior to joining Lazard in 1998, he was with Target Capital Management and Dillon, Read & Co. Inc.Mr. Gullquist has been responsible for the day-to-day management of the Series since the inception of the Series. Mr. Wilson and Mr. Mullin have shared responsibility for the day-to-day management of the Series since January 2001.

PPM America/JNL Balanced Series

Investment Objective. The investment objective of the PPM America/JNL Balanced Series is reasonable income, long-term capital growth and preservation of capital.

Principal Investment Strategies. The Series seeks to achieve its objectives by investing primarily in a diversified portfolio of common stock and fixed-income securities of U.S. companies, but may also invest in securities convertible into common stocks, deferred debt obligations and zero coupon bonds. The Series may invest in any type or class of security. The anticipated mix of the Series' holdings is approximately 45-75% of its assets in equities and 25-55% in fixed-income securities.

The Series emphasizes investment-grade, fixed-income securities. However, the Series may take a modest position in lower- or non-rated fixed-income securities, and if, in the sub-adviser's opinion, market conditions warrant, may increase its position in lower- or non-rated securities from time to time.

Principal Risks of Investing in the Series. An investment in the Series is not guaranteed. As with any mutual fund, the value of the Series' shares will change and you could lose money by investing in the Series. A variety of factors may influence its investment performance, such as:

          o Market risk. Because the Series invests in equity securities of U.S. companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

          For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by the Series, will fall. A broad-based market drop may also cause a bond's price to fall.

          o High-yield/high-risk bonds. Lower-rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, the Series would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of lower-rated securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities.

          o Prepayment risk. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.

          o Derivatives risk. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Series' sub-advisers must correctly predict the price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. The value of derivatives may rise or fall more rapidly than other investments, which may increase the volatility of the Series depending on the nature and extent of the derivatives in the Series' portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.

In addition, the performance of the Series depends on the sub-adviser's ability to effectively implement the investment strategies of the Series.

Performance. The bar chart and table below show the past performance of the Series' shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Series' annual returns and compares them to a broad based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Series' returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce the Series' performance. As with all mutual funds, the Series' past performance does not necessarily indicate how it will perform in the future.

Annual Total Returns as of December 31

10.81%            18.43%            10.06%           -0.11%            8.25%
[Insert Chart]
1996              1997              1998             1999              2000

In the periods shown in the chart, the Series' highest quarterly return was 9.77% (2nd quarter of 1997) and its lowest quarterly return was -5.75% (3rd quarter of 1999).

Average Annual Total Returns as of December 31, 2000
----------------------------------------------------
                                     1 year        5 year    Life of Series*

PPM America/JNL Balanced Series        8.25%      9.31%         11.02%
S&P 500 Index                         -9.10%     18.28%         19.63%
Lehman Brothers Aggregate Bond Index  11.63%      6.00%          6.96%

Each of the S&P 500 Index and the Lehman Brothers Aggregate Bond Index is a broad-based, unmanaged index. * The Series began operations on May 15, 1995. Prior to May 1, 1997, the Series was managed by Phoenix Investment Counsel, Inc.

Shareholder Transaction Expenses (fees paid directly from your investment)
  Maximum Sales Load Imposed on Purchases                   None
  Maximum Sales Load Imposed on Reinvested Dividends        None
  Deferred Sales Load                                       None
  Redemption Fee                                            None
  Exchange Fee                                              None

Expenses. The table below shows certain expenses you will incur as a Series investor, either directly or indirectly.

----------------------------------------------------------------------------
Annual Series Operating Expenses
(expenses that are deducted from Series assets)
----------------------------------------------------------------------------
Management/Administrative Fee                       0.82%
Distribution (12b-1) Fees*                          0.01%
Other Expenses                                         0%
----------------------------------------------------------------------------
Total Series Annual Operating Expenses              0.83%
----------------------------------------------------------------------------

* As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accordance with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Series. The distribution fee noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

Expense Example. This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Qualified Plan. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Series. The example also assumes that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

---------------------------------------------------------
Expense Example
---------------------------------------------------------
1 Year                            $85
---------------------------------------------------------
3 Years                          $265
---------------------------------------------------------
5 Years                          $460
---------------------------------------------------------
10 Years                       $1,025
---------------------------------------------------------

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Series. The PPM America/JNL Balanced Series invests primarily in common stocks and fixed-income securities The Series may use derivative instruments, such as options and financial futures contracts, for hedging purposes. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in interest rates and securities prices.

For temporary, defensive purposes, the Series may invest up to all of its assets in cash equivalents, such as U.S. Government securities and high grade commercial paper. Taking a defensive position may reduce the potential for appreciation of the Series' portfolio.

The SAI has more information about the Series' authorized investments and strategies, as well as the risks and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The sub-adviser to the PPM America/JNL Balanced Series is PPM America, Inc. (PPM), which is located at 225 West Wacker Drive, Chicago, Illinois 60606. PPM, an affiliate of the investment adviser to the Trust, manages assets of Jackson National Life Insurance Company and of other affiliated companies.

PPM supervises and manages the investment portfolio of the Series and directs the purchase and sale of the Series' investment securities. PPM utilizes teams of investment professionals acting together to manage the assets of the Series. The teams meet regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the portfolios as they deem appropriate in the pursuit of the Series' investment objectives. PPM has supervised and managed the investment portfolio of the Series since May 1, 1997.

PPM America/JNL High Yield Bond Series

Investment Objective. The primary investment objective of the PPM America/JNL High Yield Bond Series is to provide a high level of current income; its secondary investment objective is capital appreciation by investing in fixed-income securities, with emphasis on higher-yielding, higher-risk, lower-rated or unrated corporate bonds.

Principal Investment Strategies. The Series attempts to achieve its objective by investing substantially in a diversified portfolio of long-term (over 10 years to maturity) and intermediate-term (3 to 10 years to maturity) fixed-income securities of U.S. and foreign issuers, with emphasis on higher-yielding, higher-risk, lower-rated or unrated corporate bonds. The Series will invest at least 65% in "junk bonds," which are bonds rated Ba or below by Moody's or BB or below by S&P or, if unrated, considered by the sub-adviser to be of comparable quality. However, the Series will not invest more than 10% of its total assets in bonds rated C by Moody's or D by S&P (or unrated but considered by the sub-adviser to be of comparable quality). Lower-rated securities generally involve a higher risk of default than higher-rated ones.In pursuing its secondary investment objective of capital appreciation, the Series may purchase high-yield bonds that the sub-adviser expects will increase in value due to improvements in their credit quality or ratings or anticipated declines in interest rates. In addition, the Series may invest for this purpose up to 25% of its assets in equity securities, such as common stocks or securities convertible into or exchangeable for common stock.

Principal Risks of Investing in the Series. An investment in the Series is not guaranteed. As with any mutual fund, the value of the Series' shares will change and you could lose money by investing in the Series. A variety of factors may influence its investment performance, such as:

          o Market risk. Because the Series invests in the securities of U.S. and foreign issuers, it is subject to market risk. For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by the Series, will fall. A broad-based market drop may also cause a bond's price to fall.

          For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by an Underlying Series, will fall. A broad-based market drop may also cause a bond's price to fall.

          To the extent the Series invests in the equity securities of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

          o High-yield/high-risk bonds. Lower-rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, the Series would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of lower-rated securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities.

          o Prepayment risk. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.

          o Foreign investing risk. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Series' performance to fluctuate more than if it held only U.S. securities. To the extent that the Series invests in bonds issued by a foreign government, the Series may have limited legal recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can create special risks.

          o Currency risk. The value of the Series' shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Series' foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

Treating high current income as its primary investment objective means that the Series may forego opportunities that would result in capital gains and may accept prudent risks to capital value, in each case to take advantage of opportunities for higher current income. In addition, the performance of the Series depends on the sub-adviser's ability to effectively implement the investment strategies of the Series.

Performance. The bar chart and table below show the past performance of the Series' shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Series' annual returns and compares them to a broad based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Series' returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce the Series' performance. As with all mutual funds, the Series' past performance does not necessarily indicate how it will perform in the future.

Annual Total Returns as of December 31

12.90%            15.05%            3.84%            1.09%             -5.62%
[Insert Chart]
1996              1997              1998             1999              2000

In the periods shown in the chart, the Series' highest quarterly return was 5.71% (3rd quarter of 1997) and its lowest quarterly return was -4.58% (4th quarter of 2000).

Average Annual Total Returns as of December 31, 2000
----------------------------------------------------
                                         1 year     5 year     Life of Series*

PPM America/JNL High Yield Bond Series   -5.62%      5.16%          5.70%
Lehman Brothers High Yield Index         -5.86%      4.38%          5.35%

The Lehman Brothers High Yield Index is a broad-based, unmanaged index. * The Series began operations on May 15, 1995.

Shareholder Transaction Expenses (fees paid directly from your investment)
  Maximum Sales Load Imposed on Purchases                   None
  Maximum Sales Load Imposed on Reinvested Dividends        None
  Deferred Sales Load                                       None
  Redemption Fee                                            None
  Exchange Fee                                              None

Expenses. The table below shows certain expenses you will incur as a Series investor, either directly or indirectly.

------------------------------------------------------------------------------
Annual Series Operating Expenses
(expenses that are deducted from Series assets)
------------------------------------------------------------------------------
Management/Administrative Fee                         0.82%
Distribution (12b-1) Fees*                           0.01%+
Other Expenses                                           0%
------------------------------------------------------------------------------
Total Series Annual Operating Expenses                0.83%
------------------------------------------------------------------------------

* As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accordance with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Series. The distribution fee noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.
+ The Adviser anticipates that the 12b-1 fee will be less than .01%.

Expense Example. This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Qualified Plan. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Series. The example also assumes that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

-----------------------------------------------------------
Expense Example
-----------------------------------------------------------
1 Year                              $85
-----------------------------------------------------------
3 Years                            $265
-----------------------------------------------------------
5 Years                            $460
-----------------------------------------------------------
10 Years                         $1,025
-----------------------------------------------------------

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Series. The PPM America/JNL High Yield Bond Series invests the majority of its assets under normal market conditions in U.S. corporate bonds of below investment-grade quality and with maturities exceeding three years. In addition to investing in securities of foreign issuers, the Series may also hold a portion of its assets in foreign currencies and enter into forward currency exchange contracts, currency options, currency and financial futures contracts, and options on such futures contracts. The Series may enter into repurchase agreements and firm commitment agreements and may purchase securities on a when-issued basis. The Series may invest without limit in zero coupon bonds.

The Series may adopt a temporary defensive position, such as investing up to all of its assets in cash or cash equivalents, during adverse market, economic or other circumstances that the sub-adviser believes require immediate action to avoid losses. In doing so, the Series may not be pursuing its investment objectives.

The SAI has more information about the Series' authorized investments and strategies, as well as the risks and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The sub-adviser to the PPM America/JNL High Yield Bond Series is PPM America, Inc. (PPM), which is located at 225 West Wacker Drive, Chicago, Illinois 60606. PPM, an affiliate of the investment adviser to the Trust, manages assets of Jackson National Life Insurance Company and of other affiliated companies.

PPM supervises and manages the investment portfolio of the Series and directs the purchase and sale of the Series' investment securities. PPM utilizes teams of investment professionals acting together to manage the assets of the Series. The teams meet regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the portfolios as they deem appropriate in the pursuit of the Series' investment objectives.

PPM America/JNL Money Market Series

Investment Objective. The investment objective of the PPM America/JNL Money Market Series is to achieve as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity by investing in high quality, short-term money market instruments.

Principal Investment Strategies. The Series invests in the following types of high quality, U.S. dollar-denominated money market instruments that mature in 397 days or less.

     o Obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies and instrumentalities;

     o Obligations, such as time deposits, certificates of deposit and bankers acceptances, issued by U.S. banks and savings banks that are members of the Federal Deposit Insurance Corporation, including their foreign branches and foreign subsidiaries, and issued by domestic and foreign branches of foreign banks;

     o Corporate obligations, including commercial paper, of domestic and foreign issuers;

     o Obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities, including obligations of supranational entities; and

     o Repurchase agreements on obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

 The sub-adviser manages the Series to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, including those as to quality, diversification and maturity. The Series may invest more than 25% of its assets in the U.S. banking industry.

Principal Risks of Investing in the Series. An investment in the Series is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Series seeks to preserve the value of your investment at $1.00 per share, you could lose money by investing in the Series. While the Series may hold securities that carry U.S. government guarantees, these guarantees do not extend to shares of the Series itself. A variety of factors may influence its investment performance, such as:

          o Market risk. Fixed income securities in general are subject to credit risk and market risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Market risk, also known as interest rate risk, is the risk that interest rates will rise and the value of bonds, including those held by the Series, will fall. A broad-based market drop may also cause a bond's price to fall.

          o Risk of Investment in Banking Industry. Because the Fund may invest more than 25% of total assets in securities issued by U.S. banks, its performance could be affected by factors influencing the health of the banking industry. These may include economic trends, industry competition and governmental actions, as well as factors affecting the financial stability of borrowers. The bank securities in which the Fund may invest typically are not insured by the federal government. Securities that do not represent deposits have lower priority in the bank's capital structure than those that do.


In addition, the performance of the Series depends on the sub-adviser's ability to effectively implement the investment strategies of the Series.

Performance. The bar chart and table below show the past performance of the Series' shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Series' annual returns and compares them to a broad based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Series' returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce the Series' performance. As with all mutual funds, the Series' past performance does not necessarily indicate how it will perform in the future.

Annual Total Returns as of December 31

4.87%             5.01%             4.99%            4.67%             5.83%
[Insert Chart]
1996              1997              1998             1999              2000

In the periods shown in the chart, the Series' highest quarterly return was 1.50% (4th quarter of 2000) and its lowest quarterly return was 1.07% (1st quarter of 1999).
Average Annual Total Returns as of December 31, 2000
----------------------------------------------------
                                             1 year     5 year  Life of Series*

PPM America/JNL Money Market Series            5.83%     5.06%       5.09%
Merrill Lynch Treasury Bill Index (3 month)    6.18%     5.38%       5.48%

The 7-day yield of the Series on December 31, 2000, was 5.95%. The Merrill Lynch Treasury Bill Index is a broad-based unmanaged index. * The Series began operations on May 15, 1995.

Shareholder Transaction Expenses (fees paid directly from your investment)
  Maximum Sales Load Imposed on Purchases                    None
  Maximum Sales Load Imposed on Reinvested Dividends         None
  Deferred Sales Load                                        None
  Redemption Fee                                             None
  Exchange Fee                                               None

Expenses. The table below shows certain expenses you will incur as a Series investor, either directly or indirectly.

----------------------------------------------------------------------------
Annual Series Operating Expenses
(expenses that are deducted from Series assets)
----------------------------------------------------------------------------
Management/Administrative Fee                       0.70%
Other Expenses                                         0%
----------------------------------------------------------------------------
Total Series Annual Operating Expenses              0.70%
----------------------------------------------------------------------------

Expense Example. This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Qualified Plan. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Series. The example also assumes that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

-------------------------------------------------------
Expense Example
-------------------------------------------------------
1 Year                          $72
-------------------------------------------------------
3 Years                        $224
-------------------------------------------------------
5 Years                        $390
-------------------------------------------------------
10 Years                        871
-------------------------------------------------------

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Series. The SAI has more information about the Series' authorized investments and strategies, as well as the risks and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The sub-adviser to the PPM America/JNL Money Market Series is PPM America, Inc. (PPM), which is located at 225 West Wacker Drive, Chicago, Illinois 60606. PPM, an affiliate of the investment adviser to the Trust, manages assets of Jackson National Life Insurance Company and of other affiliated companies.

PPM supervises and manages the investment portfolio of the Series and directs the purchase and sale of the Series' investment securities. PPM utilizes teams of investment professionals acting together to manage the assets of the Series. The teams meet regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the portfolio as they deem appropriate in the pursuit of the Series' investment objectives.

Salomon Brothers/JNL Balanced Series

Investment Objective. The investment objective of the Salomon Brothers/JNL Balanced Series is to obtain above-average income. The Series' secondary objective is to take advantage of opportunities for growth of capital and income.

Principal Investment Strategies. The Series seeks to achieve its objectives by investing in a diversified portfolio of a broad variety of securities, including equity securities, fixed-income securities and short-term obligations. The Series may vary the percentage of assets invested in any one type of security in accordance with the sub-adviser's view of existing and anticipated economic and market conditions, fiscal and monetary policy and underlying security values.

Under normal market conditions, at least 40% of the Series' assets will consist of equity securities. Equity holdings may include common and preferred stock, securities convertible into common or preferred stock, rights and warrants, equity interests in trusts, partnerships, joint ventures or similar enterprises, and Depositary Receipts.

The sub-adviser may invest at least 25% (normally expected to be between 35% and 65%) in the full range of maturities of fixed-income securities, which may include corporate debt securities, U.S. Government securities, mortgage-backed securities, zero coupon bonds, deferred interest bonds and payment-in-kind securities. Generally, most of the Series' long-term debt investments consist of investment grade securities, although the Series may invest in non-investment grade securities commonly known as "junk bonds." The Series may also invest in foreign securities.

Principal Risks of Investing in the Series. An investment in the Series is not guaranteed. As with any mutual fund, the value of the Series' shares will change and you could lose money by investing in the Series. A variety of factors may influence its investment performance, such as:

               o Market risk. Because the Series invests in equity securities of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

               For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by the Series, will fall. A broad-based market drop may also cause a bond's price to fall.

               o Foreign investing risk. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods.
          Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Series' performance to fluctuate more than if it held only U.S. securities.

               o High-yield/high-risk bonds. Lower-rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, the Series would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of lower-rated securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities.

               o Prepayment risk. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.

               o Derivatives risk. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Series' sub-advisers must correctly predict the price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. The value of derivatives may rise or fall more rapidly than other investments, which may increase the volatility of the Series depending on the nature and extent of the derivatives in the Series' portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.


In addition, the performance of the Series depends on the sub-adviser's ability to effectively implement the investment strategies of the Series.

Performance. The bar chart and table below show the past performance of the Series' shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Series' annual returns and compares them to a broad based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Series' returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce the Series' performance. As with all mutual funds, the Series' past performance does not necessarily indicate how it will perform in the future.

Annual Total Returns as of December 31

0.09%             8.20%
[Insert Chart]
1999              2000

In the period shown in the chart, the Series' highest quarterly return was -4.91% (3rd quarter of 1999) and its lowest quarterly return was 4.15% (2nd quarter of 1999).

Average Annual Total Returns as of December 31, 2000
----------------------------------------------------
                                               1 year            Life of Series*
Salomon Brothers/JNL Balanced Series            8.20%                 4.95%
Salomon Smith Barney Broad Investment-Grade
       Bond Index                              11.59%                 6.28%
S&P 500 Index                                  -9.10%                 9.83%

Each of the Lehman Brothers Aggregate Bond Index and the S&P 500 Index is a broad-based, unmanaged index. * The Series began operations on March 2, 1998.

Shareholder Transaction Expenses (fees paid directly from your investment)
  Maximum Sales Load Imposed on Purchases                None
  Maximum Sales Load Imposed on Reinvested Dividends     None
  Deferred Sales Load                                    None
  Redemption Fee                                         None
  Exchange Fee                                           None

Expenses. The table below shows certain expenses you will incur as a Series investor, either directly or indirectly.

------------------------------------------------------------------------
Annual Series Operating Expenses
(expenses that are deducted directly from Series assets)
------------------------------------------------------------------------
Management/Administrative Fee                                0.90%
Distribution (12b-1) Fees*                                    .01%
Other Expenses                                                  0%
------------------------------------------------------------------------
Total Series Annual Operating Expenses                       0.91%
------------------------------------------------------------------------

* As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accordance with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Series. The distribution fee noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

Expense Example. This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Qualified Plan. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Series. The example also assumes that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

------------------------------------------------------------
Expense Example
------------------------------------------------------------
1 Year                              $93
------------------------------------------------------------
3 Years                             $290
------------------------------------------------------------
5 Years                             $504
------------------------------------------------------------
10 Years                          $1,120
------------------------------------------------------------

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Series. The Salomon Brothers/JNL Balanced Series allocates its assets primarily among common stocks, investment-grade bonds, convertible securities, high-yield/high-risk securities and cash.

The Series may use derivative instruments, such as futures contracts and options, for hedging or maturity or duration purposes, or as a means of enhancing return. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in interest rates and securities prices.

The SAI has more information about the Series' authorized investments and strategies, as well as the risks and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The sub-adviser to the Salomon Brothers/JNL Balanced Series is Salomon Brothers Asset Management Inc (SBAM). SBAM was incorporated in 1987, and, together with affiliates in London, Frankfurt, Tokyo and Hong Kong, SBAM provides a broad range of fixed-income and equity investment advisory services to various individual and institutional clients located throughout the world and serves as sub-adviser to various investment companies. SBAM's business offices are located at 7 World Trade Center, New York, New York 10048.

George Williamson, Director and Senior Portfolio Manager of SBAM, is primarily responsible for the day-to-day management of the Series. Mr. Williamson has had primary responsibility for the day-to-day management of the Series since September 1998.

Salomon Brothers/JNL Global Bond Series

Investment Objective. The primary investment objective of the Salomon Brothers/JNL Global Bond Series is to seek a high level of current income. As a secondary objective, the Series seeks capital appreciation.

Principal Investment Strategies. The Salomon Brothers/JNL Global Bond Series invests at least 65% in a globally diverse portfolio of fixed-income investments. The sub-adviser has broad discretion to invest the Series' assets among certain segments of the fixed-income market, primarily U.S. investment-grade bonds, high-yield corporate debt securities, emerging market debt securities and investment-grade foreign debt securities. These segments include U.S. Government securities and mortgage- and other asset-backed securities (including interest-only or principal-only securities), as well as debt obligations issued or guaranteed by a foreign government or supranational organization. The Series does not currently intend to invest more than 75% of assets in medium or lower rated securities.

In determining the assets to invest in each type of security, the sub-adviser relies in part on quantitative analytical techniques that measure relative risks and opportunities of each type of security based on current and historical economic, market, political and technical data for each type of security, as well as on its own assessment of economic and market conditions both on a global and local (country) basis. The sub-adviser continuously reviews the allocation of assets for the Series and makes such adjustments as it deems appropriate. The sub-adviser has discretion to select the range of maturities of the various fixed income securities in which the Series invests. The sub-adviser anticipates that, under current market conditions, the Series' portfolio securities will have a weighted average life of 4 1/2 to 10 years. However, the weighted average life of the portfolio securities may vary substantially from time to time depending on economic and market conditions.

The sub-adviser may invest in medium or lower-rated securities. Investments of this type involve significantly greater risks, including price volatility and risk of default in the payment of interest and principal, than higher-quality securities.

Principal Risks of Investing in the Series. An investment in the Series is not guaranteed. As with any mutual fund, the value of the Series' shares will change and you could lose money by investing in the Series. A variety of factors may influence its investment performance, such as:

          o Market risk. Because the Series invests in fixed-income securities of U.S. and foreign issuers, it is subject to market risk. For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by the Series, will fall. A broad-based market drop may also cause a bond's price to fall.

          For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by an Underlying Series, will fall. A broad-based market drop may also cause a bond's price to fall.

          o Foreign investing risk. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Series' performance to fluctuate more than if it held only U.S. securities. To the extent that the Series invests in bonds issued by a foreign government, the Series may have limited legal recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can create special risks.

          o High-yield/high-risk bonds. Lower rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, the Series would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of lower-rated securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities.

          o Prepayment risk. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.

          o Emerging markets risk. The Series may invest a portion of its assets in securities of issuers in emerging markets, which involves greater risk. Emerging market countries typically have economic and political systems that are less fully developed, and likely to be less stable, than those of more advanced countries. Emerging market countries may have policies that restrict investment by foreigners, and there is a higher risk of a government taking private property. Low or nonexistent trading volume in securities of issuers in emerging markets may result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than are companies in developed markets.

          o Currency risk. The value of the Series' shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Series' foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

          o Derivatives risk. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Series sub-adviser must correctly predict price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. The value of derivatives may rise or fall more rapidly than other investments, which may increase the volatility of the Series depending on the nature and extent of the derivatives in the Series' portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.

In addition, the performance of the Series depends on the sub-adviser's ability to effectively implement the investment strategies of the Series.

Performance. The bar chart and table below show the past performance of the Series' shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Series' annual returns and compares them to a broad based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Series' returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce the Series' performance. As with all mutual funds, the Series' past performance does not necessarily indicate how it will perform in the future.

Annual Total Returns as of December 31

14.39%            10.66%       2.46%    1.87%        7.28%
[Insert Chart]
1996              1997         1998       1999                2000

In the periods shown in the chart, the Series' highest quarterly return was 4.86% (2nd quarter of 1997) and its lowest quarterly return was -2.72% (3rd quarter of 1998).

Average Annual Total Returns as of December 31, 2000
----------------------------------------------------
                                 1 year         5 year          Life of Series*

Salomon Brothers/JNL Global
     Bond Series                  7.28%          7.21%               7.69%
Salomon Smith Barney Broad
     Investment Grade Index      11.59%          6.44%               7.35%

The Salomon Smith Barney Broad Investment Grade Index is a broad-based, unmanaged index. * The Series began operations on May 15, 1995.

Shareholder Transaction Expenses (fees paid directly from your investment)
  Maximum Sales Load Imposed on Purchases                  None
  Maximum Sales Load Imposed on Reinvested Dividends       None
  Deferred Sales Load                                      None
  Redemption Fee                                           None
  Exchange Fee                                             None

Expenses. The table below shows certain expenses you will incur as a Series investor, either directly or indirectly.

----------------------------------------------------------------------------
Annual Series Operating Expenses
(expenses that are deducted from Series assets)
----------------------------------------------------------------------------
Management/Administrative Fee                       0.95%
Distribution (12b-1) Fees*                         0.01%+
Other Expenses                                         0%
----------------------------------------------------------------------------
Total Series Annual Operating Expenses              0.96%
----------------------------------------------------------------------------

* As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accordance with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Series. The distribution fee noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.
+ The Adviser anticipates that the 12b-1 fee will be less than .01%.

Expense Example. This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Qualified Plan. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Series. The example also assumes that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

-------------------------------------------------------------------
Expense Example
-------------------------------------------------------------------
1 Year                                      $98
-------------------------------------------------------------------
3 Years                                    $306
-------------------------------------------------------------------
5 Years                                    $531
-------------------------------------------------------------------
10 Years                                 $1,178
-------------------------------------------------------------------

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Series. When the sub-adviser believes that adverse conditions prevail in the market for fixed-income securities, the Series may, for temporary defensive purposes, invest its assets without limit in high-quality, short-term money market instruments. Doing so may reduce the potential for high current income or appreciation of the Series' portfolio.

The SAI has more information about the Series' authorized investments and strategies, as well as the risks and restrictions that may apply to them.


The Sub-Adviser and Portfolio Management. The sub-adviser to the Salomon Brothers/JNL Global Bond Series is Salomon Brothers Asset Management Inc (SBAM). SBAM was incorporated in 1987, and, together with affiliates in London, Frankfurt, Tokyo and Hong Kong, SBAM provides a broad range of fixed-income and equity investment advisory services to various individual and institutional clients located throughout the world and serves as sub-adviser to various investment companies. SBAM's business offices are located at 7 World Trade Center, New York, New York 10048.


In connection with SBAM's service as sub-adviser to the Series, SBAM Limited, whose business address is Victoria Plaza, 111 Buckingham Palace Road, London SW1W OSB, England, provides certain sub-advisory services to SBAM relating to currency transactions and investments in non-dollar denominated debt securities for the benefit of the Series. SBAM Limited is compensated by SBAM at no additional expense to the Trust.

Peter J. Wilby is primarily responsible for the day-to-day management of the high-yield and emerging market debt securities portions of the Series. Mr. Wilby has had primary responsibility for the day-to-day management of the high-yield and emerging market debt securities portions of the Series since the inception of the Series. Beth Semmel assists Mr. Wilby in the day-to-day management of the Series. Mr. Wilby, who joined SBAM in 1989, is a Managing Director and Chief Investment Officer - Fixed Income of SBAM and is responsible for investment company and institutional portfolios which invest in high-yield non-U.S. and U.S. corporate debt securities and high-yield foreign sovereign debt securities. Ms. Semmel is a Managing Director of SBAM. Ms. Semmel joined SBAM in May of 1993, where she manages high-yield portfolios. Ms. Semmel has assisted in the day-to-day management of the Series since inception of the Series.

David J. Scott, a Managing Director and Senior Portfolio Manager of SBAM, is primarily responsible for currency transactions and investments in non-dollar denominated debt securities for the Series.

Roger Lavan is primarily responsible for the mortgage-backed securities and U.S. Government securities portions of the Series. Mr. Lavan joined SBAM in 1990 and is a Director and Portfolio Manager responsible for investment grade portfolios.

Salomon Brothers/JNL High Yield Bond Series

Investment Objective. The investment objective of the Salomon Brothers/JNL High Yield Bond Series is to maximize current income. As a secondary objective, the Series seeks capital appreciation.

Principal Investment Strategies. The Salomon Brothers/JNL High Yield Bond Series invests a substantial percentage of its total assets in high-yield, high-risk debt securities, commonly referred to as "junk bonds." In light of the risks associated with such securities, the sub-adviser takes various factors into consideration in evaluating the creditworthiness of an issuer. For corporate debt securities, these typically include the issuer's financial resources, its sensitivity to economic conditions and trends, the operating history of the issuer, and the experience and track record of the issuer's management. For sovereign debt instruments, these typically include the economic and political conditions within the issuer's country, the issuer's overall and external debt levels and debt service ratios, the issuer's access to capital markets and other sources of funding, and the issuer's debt service payment history. The sub-adviser also reviews the ratings, if any, assigned to the security by any recognized rating agencies, although the sub-adviser's judgment as to the quality of a debt security may differ from that suggested by the rating published by a rating service. The Series' ability to achieve its investment objectives may be more dependent on the sub-adviser's credit analysis than would be the case if it invested in higher quality debt securities.

In pursuing the Series' secondary objective of capital appreciation, the sub-adviser looks for those companies that the sub-adviser believes have the highest potential for improving credit fundamentals. The Fund may also invest in securities of foreign issuers.

Principal Risks of Investing in the Series. An investment in the Series is not guaranteed. As with any mutual fund, the value of the Series' shares will change and you could lose money by investing in the Series. A variety of factors may influence its investment performance, such as:

          o Market risk. Because the Series invests in fixed-income securities of U.S. and foreign issuers, it is subject to market risk. For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by the Series, will fall. A broad-based market drop may also cause a bond's price to fall.

          For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by an Underlying Series, will fall. A broad-based market drop may also cause a bond's price to fall.

          To the extent the Series invests in the equity securities of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

          o Foreign investing risk. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Series' performance to fluctuate more than if it held only U.S. securities. To the extent that the Series invests in bonds issued by a foreign government, the Series may have limited legal recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can create special risks.

          o High-yield/high-risk bonds. Lower-rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, a Series would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of lower-rated securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities.

          o Prepayment risk. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.

          o Currency risk. The value of the Series' shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Series' foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

          o Derivatives risk. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Series' sub-advisers must correctly predict the price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. The value of derivatives may rise or fall more rapidly than other investments, which may increase the volatility of the Series depending on the nature and extent of the derivatives in the Series' portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.

In addition, the performance of the Series depends on the sub-adviser's ability to effectively implement the investment strategies of the Series.

Performance. The bar chart and table below show the past performance of the Series' shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Series' annual returns and compares them to a broad based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Series' returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce the Series' performance. As with all mutual funds, the Series' past performance does not necessarily indicate how it will perform in the future.

Annual Total Returns as of December 31
-1.76%            -4.67%
[Insert Chart]
1999              2000

In the period shown in the chart, the Series' highest quarterly return was 1.56% (1st quarter of 1999) and its lowest quarterly return was -3.21% (1st quarter of 2000).

Average Annual Total Returns as of December 31, 2000
----------------------------------------------------
                                               1 year            Life of Series*

Salomon Brothers/JNL High Yield Bond Series    -4.67%                -1.83%
Salomon Brothers High Yield Index              -5.68%                -1.22%

The Salomon Brothers High Yield Index is a broad-based, unmanaged index. * The Series began operations on March 2, 1998.

Shareholder Transaction Expenses (fees paid directly from your investment)
  Maximum Sales Load Imposed on Purchases                      None
  Maximum Sales Load Imposed on Reinvested Dividends           None
  Deferred Sales Load                                          None
  Redemption Fee                                               None
  Exchange Fee                                                 None

Expenses. The table below shows certain expenses you will incur as a Series investor, either directly or indirectly.

----------------------------------------------------------------------------
Annual Series Operating Expenses
(expenses that are deducted from Series assets)
----------------------------------------------------------------------------
Management/Administrative Fee                       0.90%
Distribution (12b-1) Fees*                          0.01%+
Other Expenses                                         0%
----------------------------------------------------------------------------
Total Series Annual Operating Expenses              0.91%
----------------------------------------------------------------------------

* As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accordance with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Series. The distribution fee noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.
+ The Adviser anticipates that the 12b-1 fee will be less than .01%.

Expense Example. This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Qualified Plan. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Series. The example also assumes that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

---------------------------------------------------------
Expense Example
---------------------------------------------------------
1 Year                            $93
---------------------------------------------------------
3 Years                          $290
---------------------------------------------------------
5 Years                          $504
---------------------------------------------------------
10 Years                       $1,120
---------------------------------------------------------

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Series. The Series may invest in foreign securities, such as obligations issued or guaranteed by foreign governmental authorities, debt obligations of supranational organizations and fixed-income securities of foreign corporate issuers. The Series may invest without limit in zero coupon securities, pay-in-kind bonds and deferred payment securities, which involve special risk considerations. The Series may invest in fixed- and floating-rate loans, including loan participations. The Series may invest up to 10% of its total assets in either (i) equipment lease or trust certificates and conditional sales contracts or (ii) limited partnership interests. The Series may also invest up to 10% of its total assets in equity securities (other than preferred stock, in which the Series may invest without limit), typically equity investments acquired as a result of purchases of fixed-income securities.

The sub-adviser has discretion to select the range of maturities of the fixed-income securities in which the Series may invest. The sub-adviser anticipates that, under current market conditions, the Series will have average portfolio life of 10 to 15 years. However, the average portfolio life may vary substantially from time to time depending on economic and market conditions.

The Series may use derivative instruments, such as futures contracts, options and forward currency contracts, and invest in indexed securities for hedging and risk management. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency markets.

When the sub-adviser believes that adverse conditions prevail in the markets for high-yield fixed-income securities that make the Series' investment strategy inconsistent with the best interests of the Series' shareholders, the Series may invest its assets without limit in high-quality, short-term money market instruments. Doing so may reduce the potential for high current income or appreciation of the Series' portfolio.

The SAI has more information about the Series' authorized investments and strategies, as well as the risks and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The sub-adviser to the Salomon Brothers/JNL High Yield Bond Series is Salomon Brothers Asset Management Inc
(SBAM). SBAM was incorporated in 1987, and, together with affiliates in London, Frankfurt, Tokyo and Hong Kong, SBAM provides a broad range of fixed-income and equity investment advisory services to various individual and institutional clients located throughout the world and serves as sub-adviser to various investment companies. SBAM's business offices are located at 7 World Trade Center, New York, New York 10048.

Peter J. Wilby is primarily responsible for the day-to-day management of the Series. Mr. Wilby has had primary responsibility for the day-to-day management of the Series since the inception of the Series. Mr. Wilby, who joined SBAM in 1989, is a Managing Director and Chief Investment Officer - Fixed Income of SBAM is responsible for investment company and institutional portfolios which invest in high-yield non-U.S. and U.S. corporate debt securities and high-yield foreign sovereign debt securities.

Salomon Brothers/JNL U.S. Government & Quality Bond Series

Investment Objective. The investment objective of the Salomon Brothers/JNL U.S. Government & Quality Bond Series is to obtain a high level of current income.

Principal Investment Strategies. The Salomon Brothers/JNL U.S. Government & Quality Bond Series invests at least 65% of its assets in:

          (i) U.S. Treasury obligations;

          (ii) obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government which are backed by their own credit and may not be backed by the full faith and credit of the U.S. Government;

          (iii) mortgage-backed securities guaranteed by the Government National Mortgage Association that are supported by the full faith and credit of the U.S. Government. Such securities entitle the holder to receive all interest and principal payments due whether or not payments are actually made on the underlying mortgages;

          (iv) mortgage-backed securities guaranteed by agencies or instrumentalities of the U.S. Government which are supported by their own credit but not the full faith and credit of the U.S. Government, such as the Federal Home Loan Mortgage Corporation and Fannie Mae (formerly, the Federal National Mortgage Association);

          (v) collateralized mortgage obligations issued by private issuers for which the underlying mortgage-backed securities serving as collateral are backed by (i) the credit alone of the U.S. Government agency or instrumentality which issues or guarantees the mortgage-backed securities, or (ii) the full faith and credit of the U.S. Government; and

          (vi) repurchase agreements collateralized by any of the foregoing.

Any guarantee of the securities in which the Series invests runs only to the principal and interest payments on the securities and not to the market value of such securities or to the principal and interest payments on the underlying mortgages. A security issued or guaranteed by a U.S. Government agency may significantly fluctuate in value, and the Series may not receive the originally anticipated yield on the security. Shares of the Series are not insured or guaranteed by the U.S. Government, its agencies or instrumentalities.

The sub-adviser seeks to add value by actively managing the portfolio's interest rate exposure, yield curve positioning, sector allocation and security selection. In selecting mortgage-backed securities for the Series, the sub-adviser determines a security's average maturity and duration according to mathematical models that reflect certain payment assumptions and estimates of future economic factors. These estimates may vary from actual results, and the average maturity and duration of mortgage-backed derivative securities may not reflect the price volatility of those securities in certain market conditions.

Principal Risks of Investing in the Series. An investment in the Series is not guaranteed. As with any mutual fund, the value of the Series' shares will change and you could lose money by investing in the Series. A variety of factors may influence its investment performance, such as:

          o Market risk. Because the Series invests in fixed-income securities of U.S. and foreign issuers, it is subject to market risk. For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by the Series, will fall. A broad-based market drop may also cause a bond's price to fall.

          o Prepayment risk. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.

In addition, the performance of the Series depends on the sub-adviser's ability to effectively implement the investment strategies of the Series.

Performance. The bar chart and table below show the past performance of the Series' shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Series' annual returns and compares them to a broad based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Series' returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce the Series' performance. As with all mutual funds, the Series' past performance does not necessarily indicate how it will perform in the future.

Annual Total Returns as of December 31

2.58%             9.16%             9.40%            -2.50%            11.50%
[Insert Chart]
1996              1997              1998             1999              2000

In the periods shown in the chart, the Series' highest quarterly return was 5.86% (3rd quarter of 1998) and its lowest quarterly return was -2.13% (1st quarter of 1996).

Average Annual Total Returns as of December 31, 2000
----------------------------------------------------
                                       1 year        5 year     Life of Series*

Salomon Brothers/JNL U.S. Government
     & Quality Bond Series             11.50%         5.89%          6.47%
Salomon Brothers Treasury Index        13.48%         6.40%          7.35%

The Salomon Brothers Treasury Index is a broad-based, unmanaged index. * The Series began operations on May 15, 1995.

Shareholder Transaction Expenses (fees paid directly from your investment)
  Maximum Sales Load Imposed on Purchases                 None
  Maximum Sales Load Imposed on Reinvested Dividends      None
  Deferred Sales Load                                     None
  Redemption Fee                                          None
  Exchange Fee                                            None

Expenses. The table below shows certain expenses you will incur as a Series investor, either directly or indirectly.

--------------------------------------------------------------------------
Annual Series Operating Expenses
(expenses that are deducted from Series assets)
--------------------------------------------------------------------------
Management/Administrative Fee                     0.80%
Distribution (12b-1) Fees*                        0.01%+
Other Expenses                                       0%
--------------------------------------------------------------------------
Total Series Annual Operating Expenses            0.81%
--------------------------------------------------------------------------

* As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accordance with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Series. The distribution fee noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.
+ The Adviser anticipates that the 12b-1 fee will be less than .01%.

Expense Example. This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Qualified Plan. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Series. The example also assumes that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

----------------------------------------------------------
Expense Example
----------------------------------------------------------
1 Year                             $83
----------------------------------------------------------
3 Years                           $259
----------------------------------------------------------
5 Years                           $450
----------------------------------------------------------
10 Years                        $1,002
----------------------------------------------------------

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Series. The SAI has more information about the Series' authorized investments and strategies, as well as the risks and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The sub-adviser to the Salomon Brothers/JNL U.S. Government & Quality Bond Series is Salomon Brothers Asset Management Inc (SBAM). SBAM was incorporated in 1987, and, together with affiliates in London, Frankfurt, Tokyo and Hong Kong, SBAM provides a broad range of fixed-income and equity investment advisory services to various individual and institutional clients located throughout the world and serves as sub-adviser to various investment companies. SBAM's business offices are located at 7 World Trade Center, New York, New York 10048.

Roger Lavan is primarily responsible for the day-to-day management of the Series. Mr. Lavan joined SBAM in 1990 and is a Director and Portfolio Manager responsible for investment grade portfolios.

T. Rowe Price/JNL Established Growth Series

Investment Objective. The investment objective of the T. Rowe Price/JNL Established Growth Series is long-term growth of capital and increasing dividend income.

Principal Investment Strategies. The Series seeks to achieve its objective by investing primarily in a diversified portfolio of common stocks of well-established U.S. growth companies. The sub-adviser seeks investments in companies that have the ability to pay increasing dividends through strong cash flow. We generally look for companies with an above-average rate of earnings growth and a lucrative niche in the economy that gives them the ability to sustain earnings momentum even during times of slow economic growth. As growth investors we believe that when a company increases its earnings faster than both inflation and the overall economy, the market will eventually reward it with a higher stock price. While the Series will invest principally in U.S. companies, a substantial portion of the Series' assets can be invested in foreign stocks.

Principal Risks of Investing in the Series. An investment in the Series is not guaranteed. As with any mutual fund, the value of the Series' shares will change and you could lose money by investing in the Series. A variety of factors may influence its investment performance, such as:

          o Market risk. Because the Series invests primarily in equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

          o Growth investing risk. Growth companies usually invest a high portion of earnings in their businesses, and may lack the dividends of value stocks that can cushion prices in a falling market. Also, earnings disappointments often lead to sharp declines in prices because investors buy growth stocks in anticipation of superior earnings growth.

          o Foreign investing risk. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Series' performance to fluctuate more than if it held only U.S. securities.

          o Derivatives risk. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. In order to realize the desired result from the investment, the Series' sub-advisers must correctly predict price movements, during the life of a derivative, or of the underlying asset The value of derivatives may rise or fall more rapidly than other investments, which may increase the volatility of the Series depending on the nature and extent of the derivatives in the Series' portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.

In addition, the performance of the Series depends on the sub-adviser's ability to effectively implement the investment strategies of the Series.

Performance. The bar chart and table below show the past performance of the Series' shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Series' annual returns and compares them to a broad based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Series' returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce the Series' performance. As with all mutual funds, the Series' past performance does not necessarily indicate how it will perform in the future.

Annual Total Returns as of December 31

22.59%            29.47%            27.78%           21.77%            -0.34%
[Insert Chart]
1996              1997              1998             1999              2000

In the periods shown in the chart, the Series' highest quarterly return was 23.36% (4th quarter of 1998) and its lowest quarterly return was -11.63% (3rd quarter of 1998).

Average Annual Total Returns as of December 31, 2000
----------------------------------------------------
                                             1 year     5 year   Life of Series*

T. Rowe Price/JNL Established Growth Series   -0.34%    19.70%        21.44%
S&P 500 Index                                 -9.10%    18.28%        19.63%

The S&P 500 Index is a broad-based, unmanaged index. * The Series began operations on May 15, 1995.

Shareholder Transaction Expenses (fees paid directly from your investment)
  Maximum Sales Load Imposed on Purchases                   None
  Maximum Sales Load Imposed on Reinvested Dividends        None
  Deferred Sales Load                                       None
  Redemption Fee                                            None
  Exchange Fee                                              None

Expenses. The table below shows certain expenses you will incur as a Series investor, either directly or indirectly.

----------------------------------------------------------------------------
Annual Series Operating Expenses
(expenses that are deducted from Series assets)
----------------------------------------------------------------------------
Management/Administrative Fee                       0.92%
Distribution (12b-1) Fees*                          0.02%
Other Expenses                                         0%
----------------------------------------------------------------------------
Total Series Annual Operating Expenses              0.94%
----------------------------------------------------------------------------

* As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accordance with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Series. The distribution fee noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

Expense Example. This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Qualified Plan. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Series. The example also assumes that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

-------------------------------------------------------------
Expense Example
-------------------------------------------------------------
1 Year                                $96
-------------------------------------------------------------
3 Years                              $300
-------------------------------------------------------------
5 Years                              $520
-------------------------------------------------------------
10 Years                           $1,155
-------------------------------------------------------------

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Series. The T. Rowe Price/JNL Established Growth Series invests most of its assets in common stocks of U.S. companies. However, the Series may invest in other securities, including convertible securities, warrants, preferred stocks and corporate and government debt obligations.

The Series may use derivative instruments, such as options and futures contracts, for hedging purposes and to maintain market exposure. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices. If the Series uses futures and options, it is exposed to additional volatility and potential losses.

The Series may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

The SAI has more information about the Series' authorized investments and strategies, as well as the risks and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The sub-adviser to the T. Rowe Price/JNL Established Growth Series is T. Rowe Price Associates, Inc. (T. Rowe), located at 100 East Pratt Street, Baltimore, Maryland 21202. T. Rowe was founded in 1937. T. Rowe and its affiliates provide investment advisory services to individual and institutional investor accounts.

The Series has an Investment Advisory Committee. Robert W. Smith as Committee Chairman, is responsible for the day-to-day management of the Series and works with the Committee in developing and executing the Series' investment program. Mr. Smith is a Managing Director and Equity Portfolio Manager for T. Rowe. Mr. Smith joined T. Rowe in 1992 and has been managing investments since 1987. Mr. Smith has had responsibility for the day-to-day management of the Series since February 21, 1997.

T. Rowe Price/JNL Mid-Cap Growth Series

Investment Objective. The investment objective of the T. Rowe Price/JNL Mid-Cap Growth Series is long-term growth of capital.

Principal Investment Strategies. The Series seeks to achieve its objective by investing at least 65% of its total assets, under normal market conditions in a diversified portfolio of common stocks of medium-sized (mid-cap) U.S. companies which the sub-adviser expects to grow at a faster rate than the average company. The sub-adviser defines mid-cap companies as those whose market capitalization, at the time of acquisition by the Series, falls within the capitalization range of companies in the S&P MidCap 400 Index. However, the Series will not automatically sell or cease to purchase stock of a company it already owns just because the company's market capitalization grows or falls outside this range.

The sub-adviser relies on its proprietary research to identify mid-cap companies with attractive growth prospects. The Series seeks to invest primarily in companies that: (i) offer proven products or services; (ii) have a historical record of earnings growth that is above average; (iii) demonstrate the potential to sustain earnings growth; (iv) operate in industries experiencing increasing demand; and/or (v) the sub-adviser believes are undervalued in the marketplace.

Principal Risks of Investing in the Series. An investment in the Series is not guaranteed. As with any mutual fund, the value of the Series' shares will change and you could lose money by investing in the Series. A variety of factors may influence its investment performance, such as:

          o Market risk. Because the Series invests in equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

          o Growth investing risk. Growth companies usually invest a high portion of earnings in their businesses, and may lack the dividends of value stocks that can cushion prices in a falling market. Also, earnings disappointments often lead to sharp declines in prices because investors buy growth stocks in anticipation of superior earnings growth.

          o Foreign investing risk. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Series' performance to fluctuate more than if it held only U.S. securities.

          o Derivatives risk. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. In order to realize the desired result from the investment, the Series' sub-advisers must correctly predict price movements, during the life of a derivative, or of the underlying asset The value of derivatives may rise or fall more rapidly than other investments, which may increase the volatility of the Series depending on the nature and extent of the derivatives in the Series' portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.

Stocks of mid-cap companies entail greater risk and are usually more volatile than shares of larger companies. In addition, the performance of the Series depends on the sub-adviser's ability to effectively implement the investment strategies of the Series.

Performance. The bar chart and table below show the past performance of the Series' shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Series' annual returns and compares them to a broad based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Series' returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce the Series' performance. As with all mutual funds, the Series' past performance does not necessarily indicate how it will perform in the future.

Annual Total Returns as of December 31

23.47%            18.21%            21.49%           24.01%            7.16%
[Insert Chart]
1996              1997              1998             1999              2000

In the periods shown in the chart, the Series' highest quarterly return was 27.05% (4th quarter of 1998) and its lowest quarterly return was -18.02% (3rd quarter of 1998).

Average Annual Total Returns as of December 31, 2000
----------------------------------------------------
                                          1 year    5 year   Life of Series*

T. Rowe Price/JNL Mid-Cap Growth Series    7.16%    18.67%       21.83%
S&P MidCap 400 Index                      17.51%    19.99%       20.69%

The S&P MidCap 400 Index is a broad-based, unmanaged index. * The Series began operations on May 15, 1995.

Shareholder Transaction Expenses (fees paid directly from your investment)
  Maximum Sales Load Imposed on Purchases                    None
  Maximum Sales Load Imposed on Reinvested Dividends         None
  Deferred Sales Load                                        None
  Redemption Fee                                             None
  Exchange Fee                                               None

Expenses. The table below shows certain expenses you will incur as a Series investor, either directly or indirectly.

----------------------------------------------------------------------------
Annual Series Operating Expenses
(expenses that are deducted from Series assets)
----------------------------------------------------------------------------
Management/Administrative Fee                       1.02%
Distribution (12b-1) Fees*                          0.01%+
Other Expenses                                         0%
----------------------------------------------------------------------------
Total Series Annual Operating Expenses              1.03%
----------------------------------------------------------------------------

* As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accordance with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Series. The distribution fee noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.
+ The Adviser anticipates that the 12b-1 fee will be less than .01%.
Expense Example. This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Qualified Plan. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Series. The example also assumes that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

------------------------------------------------------------
Expense Example
------------------------------------------------------------
1 Year                              $105
------------------------------------------------------------
3 Years                             $328
------------------------------------------------------------
5 Years                             $569
------------------------------------------------------------
10 Years                          $1,259
------------------------------------------------------------

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Series. The T. Rowe Price/JNL Mid-Cap Growth Series seeks to achieve its objective of long-term growth of capital by investing primarily in common stocks of U.S. companies with medium-sized market capitalizations and the potential for above-average growth.
The Series may also invest in securities other than U.S. common stocks, including foreign securities, convertible securities, and warrants. The Series may use derivative instruments, such as options and futures contracts, for hedging purposes and to maintain market exposure. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices. If the Series uses futures and options, it is exposed to additional volatility and potential losses.

The Series may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

The SAI has more information about the Series' authorized investments and strategies, as well as the risks and restrictions that may apply to them.

The  Sub-Adviser  and  Portfolio  Management.  The  sub-adviser  to the T.  Rowe
Price/JNL Mid-Cap Growth Series is T. Rowe Price Associates, Inc. (T. Rowe), located at 100 East Pratt Street, Baltimore, Maryland 21202. T. Rowe was founded in 1937. T. Rowe and its affiliates provide investment advisory services to individual and institutional investor accounts.

The Series has an Investment Advisory Committee. Brian W. Berghuis, Committee Chairman has day to day responsibility for managing the Series and works with the Committee in developing and executing the Series' investment program. Mr. Berghuis, a Managing Director of T. Rowe, has been managing investments since joining T. Rowe in 1985. The Investment Advisory Committee Chairman has had day-to-day responsibility for managing the Series since the inception of the Series.

T. Rowe Price/JNL Value Series

Investment Objective. The investment objective of the T. Rowe Price/JNL Value Series is to provide long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.

Principal Investment Strategies. In taking a value approach to investment selection, at least 65% of total assets will be invested in common stocks the portfolio manager regards as undervalued. Stock holdings are expected to consist primarily of large-company issues, but may also include smaller companies. In selecting investments, the sub-adviser generally looks for the following:

          o low price/earnings, price/book value, or price/cash flow ratios relative to the S&P 500 Index, the company's peers, or its own historic norm;

          o low stock price relative to a company's underlying asset values;

          o a plan to improve the business through restructuring; and

          o a sound balance sheet and other positive financial characteristics.

Principal Risks of Investing in the Series. An investment in the Series is not guaranteed. As with any mutual fund, the value of the Series' shares will change and you could lose money by investing in the Series. A variety of factors may influence its investment performance, such as:

          o Market risk. Because the Series invests in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall. Investing in small- and medium-company stocks generally involves greater risks, and are typically more volatile than larger, more established ones.

          o Valueinvesting risk. The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced. The Series investment approach could fall out of favor with the investing public, resulting in lagging performance versus other types of stock funds.

          o Foreign investing risk. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Series' performance to fluctuate more than if it held only U.S. securities.


In addition, the performance of the Series depends on the sub-adviser's ability to effectively implement the investment strategies of the Series.

PerformanceThe Performance of a Series will vary from year to year. The Series' performance figures will not reflect the deduction of any charges that are imposed under a variable annuity contract.

Performance for the Series has not been included because the Series has not been in operation for a full fiscal year as of December 31, 2000.


Shareholder Transaction Expenses (fees paid directly from your investment)
   Maximum Sales Load Imposed on Purchases                 None
   Maximum Sales Load Imposed on Reinvested Dividends      None
   Deferred Sales Load                                     None
   Redemption Fee                                          None
   Exchange Fee                                            None

Expenses. The table below shows certain expenses you will incur as a Series investor, either directly or indirectly.

---------------------------------------------------------------------
Annual Series Operating Expenses
(expenses that are deducted from Series assets)
---------------------------------------------------------------------
Management/Administrative Fee                      1.00%
Distribution (12b-1) Fees*                         0.12%
Other Expenses                                        0%
---------------------------------------------------------------------
Total Series Annual Operating Expenses             1.12%
---------------------------------------------------------------------

* As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accordance with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Series. The distribution fee noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

Expense Example. This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Qualified Plan. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Series. The example also assumes that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

---------------------------------------------------------------
Expense Example
---------------------------------------------------------------
1 Year                         $114
---------------------------------------------------------------
3 Years                        $356
---------------------------------------------------------------
5 Years                        $617
---------------------------------------------------------------
10 Years                     $1,363
---------------------------------------------------------------

COMPARABLE PERFORMANCE

Public Fund Performance

The T. Rowe Price/JNL Value Series has substantially similar investment objectives, policies and investment strategies as a public mutual fund whose shares are sold to the public. The T. Rowe Price Value Fund is a public mutual fund managed by T. Rowe Price Associates, Inc., the same Sub-Adviser which manages the T. Rowe Price/JNL Value Series.

The historical performance of the T. Rowe Price Value Fund is shown below. This performance data should not be considered as an indication of future performance of the Series. The public mutual fund performance figures shown below:

          o reflect the historical fees and expenses paid by the T. Rowe Price Value Fund and not those paid by the Series.

          o do not reflect Contract fees or charges imposed by Jackson National Life. Investors should refer to the separate account prospectus for information describing the Contract fees and charges. These fees and charges will have a detrimental effect on Series performance.

The Series and its corresponding public mutual fund series are expected to hold similar securities. However, their investment results are expected to differ for the following reasons:

          o differences in asset size and cash flow resulting from purchases and redemptions of Series shares may result in different security selections

          o differences in the relative weightings of securities

          o differences in the price paid for particular portfolio holdings

          o differences relating to certain tax matters

However, the differences cited do not alter the conclusion that the Series and the Fund have substantially similar investment objectives, policies and strategies.

The chart below shows performance information for the T. Rowe Price Value Fund, a retail mutual fund managed by the Series' sub-advisor with net assets of $989.4 million at 12/31/00.

-----------------------------------------------------------------------
          Annualized Returns for the period ended 12/31/00 (1)
-----------------------------------------------------------------------

----------------- -------------------------- --------------------------
                   T. Rowe Price Value Fund       Lipper Multi-Cap
                                               Value Funds Average (2)
----------------- -------------------------- --------------------------
1 Year                      15.75%                      8.84%
----------------- -------------------------- --------------------------
3 Years                     10.52%                      7.99%
----------------- -------------------------- --------------------------
5 Years                     17.53%                     13.72%
----------------- -------------------------- --------------------------
Since Inception*            20.65%                     15.66%
----------------- -------------------------- --------------------------
*September 30, 1994

(1) Source: T. Rowe Price Associates, Inc. Total returns were calculated using the actual fees and expenses of the T. Rowe Value Fund. These fees and expenses are less than the fees charged by the Series. The performance returns would have been lower if the actual expenses of the Series had been used. The returns were calculated using the standardized U.S. Securities and Exchange Commission total return method. Actual account performance will vary depending on the size of a portfolio and applicable fee schedule. Performance figures are based on historical performance and do not guarantee future results. Performance for the
T. Rowe Price/JNL Value Series will vary based on different fees, different implementation of investment policies, different cash flows into and out of the portfolio and different sizes.

(2) The Lipper Multi-Cap Value Funds Average consists of all the mutual funds in this particular category as tracked by Lipper Inc. The Multi-Cap Value Fund category includes funds that by portfolio practice, invest in a variety of market capitalization ranges, without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time.
A Series' performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have magnified performance impact on a Series with a small asset base. A Series may not experience similar performance as its assets grow.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Series. The Series may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

The Series may invest up to 25% of its total assets (excluding reserves) in foreign securities. Although the Series will invest primarily in common stocks, the Series may invest in any type of security or instrument (including certain potentially high-risk derivatives) whose investment characteristics are consistent with the Series' investment program. These may include:

          o futures and options

          o preferred stocks

          o convertible securities and warrants

          o fixed income securities, including lower quality (high-yield, high-risk bonds) commonly referred to as "junk bonds"

          o hybrid instruments which combine the characteristics of securities, futures and options

          o private placements

If the Series uses futures and options, it is exposed to additional volatility and potential losses.The SAI has more information about the Series' authorized investments and strategies.

Sub-Adviser and Portfolio Management. The sub-adviser to the T. Rowe Price/JNL Value Series is T. Rowe Price Associates, Inc. (T. Rowe), located at 100 East Pratt Street, Baltimore, Maryland 21202. T. Rowe was founded in 1937. T. Rowe and its affiliates provide investment advisory services to individual and institutional investor accounts.


The Series has an Investment Advisory Committee. Brian C. Rogers, Committee Chairman, has day-to-day responsibility for managing the portfolio and works with the committee in developing and executing the fund's investment program. Mr. Rogers joined T. Rowe Price in 1982 and has been managing investments since 1983.

More About The Investment Objectives and Risks of All Series

The investment objectives of the respective Series are not fundamental and may be changed by the Trustees without shareholder approval.

                             MANAGEMENT OF THE TRUST

Investment Adviser

Under Massachusetts law and the Trust's Declaration of Trust and By-Laws, the management of the business and affairs of the Trust is the responsibility of the Trustees.

Jackson National Asset Management, LLC (JNAM), 1 Corporate Way, Lansing, Michigan 48951, is the investment adviser to the Trust and provides the Trust with professional investment supervision and management. JNAM is a wholly owned subsidiary of Jackson National Life Insurance Company (JNL), which is in turn wholly owned by Prudential plc, a life insurance company in the United Kingdom. JNAM is a successor to Jackson National Financial Services, LLC which served as investment adviser to the Trust from July 1, 1998 until January 31, 2001. Jackson National Financial Services, Inc. served as investment adviser from the inception of the Trust until July 1, 1998.

Management Fee

As compensation for its services, JNAM receives a fee from the Trust computed separately for each Series, accrued daily and payable monthly. The fee which JNAM received from each Series for the fiscal year ended December 31, 2000, is set forth below as an annual percentage of the net assets of the Series' fee. Each JNL/S&P Series will indirectly bear its pro rata share of fees of the Underlying Series in addition to the fees shown for that Series.


---------------------------------------------- ----------------------------------- ---------------------------------
                                                                                         Advisory Fee (Annual Rate
                                                                                              Based on Average Net
Series                                         Assets                                        Assets of each Series)
---------------------------------------------- ----------------------------------- ---------------------------------
JNL/Alger Growth Series                        $0 to $300 million                                             .975%
                                               $300 million to $500 million                                    .95%
                                               Over $500 million                                               .90%
---------------------------------------------- ----------------------------------- ---------------------------------
JNL/Alliance Growth Series                     $0 to $250 million                                             .775%
                                               Over $250 million                                               .70%
---------------------------------------------- ----------------------------------- ---------------------------------
JNL/Eagle Core Equity Series                   $0 to $50 million                                               .90%
                                               $50 million to $300 million                                     .85%
                                               Over $300 million                                               .75%
---------------------------------------------- ----------------------------------- ---------------------------------
JNL/Eagle SmallCap Equity Series               $0 to $150 million                                              .95%
                                               $150 million to $500 million                                    .90%
                                               Over $500 million                                               .85%
---------------------------------------------- ----------------------------------- ---------------------------------
JNL/J.P. Morgan Enhanced S&P 500 Stock Index   $0 to $25 million                                               .80%
Series                                         Over $25 million                                                .75%
---------------------------------------------- ----------------------------------- ---------------------------------
JNL/J.P. Morgan International & Emerging       $0 to $50 million                                              .975%
Markets Series                                 $50 million to $200 million                                     .95%
                                               $200 million to $350 million                                    .90%
                                               Over $350 million                                               .85%
---------------------------------------------- ----------------------------------- ---------------------------------
JNL/Janus Aggressive Growth Series             $0 to $150 million                                              .95%
                                               $150 million to $300 million                                    .90%
                                               Over $300 million                                               .85%
---------------------------------------------- ----------------------------------- ---------------------------------
JNL/Janus Balanced Series                      $0 to $300 million                                              .95%
                                               Over $300 million                                               .90%
---------------------------------------------- ----------------------------------- ---------------------------------
JNL/Janus Capital Growth Series                $0 to $150 million                                              .95%
                                               $150 million to $300 million                                    .90%
                                               Over $300 million                                               .85%
---------------------------------------------- ----------------------------------- ---------------------------------
JNL/Janus Global Equities Series               $0 to $150 million                                             1.00%
                                               $150 million to $300 million                                    .95%
                                               Over $300 million                                               .90%
---------------------------------------------- ----------------------------------- ---------------------------------
JNL/Janus Growth & Income Series               $0 to $300 million                                              .95%
                                               Over $300 million                                               .90%

JNL/Oppenheimer Global Growth Series           $0 to $300 million                                              .90%
                                               Over $300 million                                               .80%

JNL/Oppenheimer Growth Series                  $0 to $300 million                                              .90%
                                               Over $300 million                                               .80%
---------------------------------------------- ----------------------------------- ---------------------------------
JNL/PIMCO Total Return Bond Series             All assets                                                      .70%
---------------------------------------------- ----------------------------------- ---------------------------------
JNL/Putnam Growth Series                       $0 to $150 million                                              .90%
                                               $150 million to $300 million                                    .85%
                                               Over $300 million                                               .80%
---------------------------------------------- ----------------------------------- ---------------------------------
JNL/Putnam International Equity Series         $0 to $50 million                                              1.10%
                                               $50 million to $150 million                                    1.05%
                                               $150 million to $300 million                                   1.00%
                                               $300 million to $500 million                                    .95%
                                               Over $500 million                                               .90%
---------------------------------------------- ----------------------------------- ---------------------------------
JNL/Putnam Value Equity Series                 $0 to $150 million                                              .90%
                                               $150 million to $300 million                                    .85%
                                               Over $300 million                                               .80%
---------------------------------------------- ----------------------------------- ---------------------------------
JNL/Putnam Midcap Growth Series                $0 to $300 million                                              .95%
                                               Over $300 million                                               .90%
---------------------------------------------- ----------------------------------- ---------------------------------
JNL/S&P Conservative Growth Series I           $0 to $500 million                                              .20%
                                               Over $500 million                                               .15%
---------------------------------------------- ----------------------------------- ---------------------------------
JNL/S&P Moderate Growth Series I               $0 to $500 million                                              .20%
                                               Over $500 million                                               .15%
---------------------------------------------- ----------------------------------- ---------------------------------
JNL/S&P Aggressive Growth Series I             $0 to $500 million                                              .20%
                                               Over $500 million                                               .15%
---------------------------------------------- ----------------------------------- ---------------------------------
JNL/S&P Very Aggressive Growth Series I        $0 to $500 million                                              .20%
                                               Over $500 million                                               .15%
---------------------------------------------- ----------------------------------- ---------------------------------
JNL/S&P Equity Growth Series I                 $0 to $500 million                                              .20%
                                               Over $500 million                                               .15%
---------------------------------------------- ----------------------------------- ---------------------------------
JNL/S&P Equity Aggressive Growth Series I      $0 to $500 million                                              .20%
                                               Over $500 million                                               .15%
---------------------------------------------- ----------------------------------- ---------------------------------
JNL/S&P Conservative Growth Series II          $0 to $500 million                                              .20%
                                               Over $500 million                                               .15%
---------------------------------------------- ----------------------------------- ---------------------------------
JNL/S&P Moderate Growth Series II              $0 to $500 million                                              .20%
                                               Over $500 million                                               .15%
---------------------------------------------- ----------------------------------- ---------------------------------
JNL/S&P Aggressive Growth Series II            $0 to $500 million                                              .20%
                                               Over $500 million                                               .15%
---------------------------------------------- ----------------------------------- ---------------------------------
JNL/S&P Very Aggressive Growth Series II       $0 to $500 million                                              .20%
                                               Over $500 million                                               .15%
---------------------------------------------- ----------------------------------- ---------------------------------
JNL/S&P Equity Growth Series II                $0 to $500 million                                              .20%
                                               Over $500 million                                               .15%
---------------------------------------------- ----------------------------------- ---------------------------------
JNL/S&P Equity Aggressive Growth Series II     $0 to $500 million                                              .20%
                                               Over $500 million                                               .15%
---------------------------------------------- ----------------------------------- ---------------------------------
JNL/S&P Conservative Growth Series             $0 to $500 million                                              .20%
                                               Over $500 million                                               .15%
---------------------------------------------- ----------------------------------- ---------------------------------
JNL/S&P Moderate Growth Series                 $0 to $500 million                                              .20%
                                               Over $500 million                                               .15%
---------------------------------------------- ----------------------------------- ---------------------------------
JNL/S&P Aggressive Growth Series               $0 to $500 million                                              .20%
                                               Over $500 million                                               .15%
---------------------------------------------- ----------------------------------- ---------------------------------
JNL Enhanced Intermediate Bond Index Series    All Assets                                                      .65%
---------------------------------------------- ----------------------------------- ---------------------------------
JNL International Index Series                 All Assets                                                      .60%
---------------------------------------------- ----------------------------------- ---------------------------------
JNL Russell 2000 Index Series                  All Assets                                                      .50%
---------------------------------------------- ----------------------------------- ---------------------------------
JNL S&P 500 Index Series                       All Assets                                                      .50%
---------------------------------------------- ----------------------------------- ---------------------------------
JNL S&P Mid Cap Value Series                   All Assets                                                      .50%
---------------------------------------------- ----------------------------------- ---------------------------------

AIM/JNL Large Cap Growth Series                $0 to $300 million                                             1.00%
                                               Over $300 million                                               .95%

AIM/JNL Small Cap Growth Series                $0 to $300 million                                             1.05%
                                               Over $300 million                                              1.00%

AIM/JNL Value II Series                        $0 to $300 million                                              .95%
                                               Over $300 million                                               .90%


Lazard/JNL Mid Cap Value Series                $0 to $150 million                                             .975%
                                               $150 million to $300 million                                   .925%
                                               Over $300 million                                               .90%
---------------------------------------------- ----------------------------------- ---------------------------------
Lazard/JNL Small Cap Value Series              $0 to $50 million                                              1.05%
                                               $50 million to $150 million                                    1.00%
                                               $150 million to $300 million                                   .975%
                                               Over $300 million                                              .925%
---------------------------------------------- ----------------------------------- ---------------------------------
PPM America/JNL Balanced Series                $0 to $50 million                                               .75%
                                               $50 million to $150 million                                     .70%
                                               $150 million to $300 million                                   .675%
                                               $300 million to $500 million                                    .65%
                                               Over $500 million                                              .625%
---------------------------------------------- ----------------------------------- ---------------------------------
PPM America/JNL High Yield Bond Series         $0 to $50 million                                               .75%
                                               $50 million to $150 million                                     .70%
                                               $150 million to $300 million                                   .675%
                                               $300 million to $500 million                                    .65%
                                               Over $500 million                                              .625%
---------------------------------------------- ----------------------------------- ---------------------------------
PPM America/JNL Money Market Series            $0 to $150 million                                              .60%
                                               $150 million to $300 million                                   .575%
                                               $300 million to $500 million                                    .55%
                                               Over $500 million                                              .525%
---------------------------------------------- ----------------------------------- ---------------------------------
Salomon Brothers/JNL Balanced Series           $0 to $50 million                                               .80%
                                               $50 million to $100 million                                     .75%
                                               Over $100 million                                               .70%
---------------------------------------------- ----------------------------------- ---------------------------------
Salomon Brothers/JNL Global Bond Series        $0 to $150 million                                              .85%
                                               $150 million to $500 million                                    .80%
                                               Over $500 million                                               .75%
---------------------------------------------- ----------------------------------- ---------------------------------
Salomon Brothers/JNL High Yield Bond Series    $0 to $50 million                                               .80%
                                               $50 million to $100 million                                     .75%
                                               Over $100 million                                               .70%
---------------------------------------------- ----------------------------------- ---------------------------------
Salomon Brothers/JNL U.S. Government &         $0 to $150 million                                              .70%
Quality Bond Series                            $150 million to $300 million                                    .65%
                                               $300 million to $500 million                                    .60%
                                               Over $500 million                                               .55%
---------------------------------------------- ----------------------------------- ---------------------------------
T. Rowe Price/JNL Established Growth Series    $0 to $150 million                                              .85%
                                               Over $150 million                                               .80%
---------------------------------------------- ----------------------------------- ---------------------------------
T. Rowe Price/JNL Mid-Cap Growth Series        $0 to $150 million                                              .95%
                                               Over $150 million                                               .90%
---------------------------------------------- ----------------------------------- ---------------------------------
T. Rowe Price/JNL Value Series                 $0 to $300 million                                              .90%
                                               Over $300 million                                               .85%
---------------------------------------------- ----------------------------------- ---------------------------------

Sub-Advisory Arrangements

JNAM selects, contracts with and compensates sub-advisers to manage the investment and reinvestment of the assets of the Series of the Trust. JNAM monitors the compliance of such sub-advisers with the investment objectives and related policies of each Series and reviews the performance of such sub-advisers and reports periodically on such performance to the Trustees of the Trust.

Under the terms of each of the Sub-Advisory Agreements with JNAM, the sub-adviser manages the investment and reinvestment of the assets of the assigned Series, subject to the supervision of the Trustees of the Trust. The sub-adviser formulates a continuous investment program for each such Series consistent with its investment objectives and policies outlined in this Prospectus. Each sub-adviser implements such programs by purchases and sales of securities and regularly reports to JNAM and the Trustees of the Trust with respect to the implementation of such programs.

As compensation for its services, each sub-adviser receives a fee from JNAM computed separately for the applicable Series, stated as an annual percentage of the net assets of such Series. The SAI contains a schedule of the management fees JNAM currently is obligated to pay the sub-advisers out of the advisory fee it receives from the Series.

The Investment Adviser and the Trust have filed an application to obtain an exemption from the Securities and Exchange Commission for a multi-manager structure that allows the Investment Adviser to hire, replace or terminate sub-advisers without the approval of shareholders. The order would also allow the Investment Adviser to revise a sub-advisory agreement with the approval of the Board of Trustees, but without shareholder approval. If a new sub-adviser is hired, shareholders will receive information about the new sub-adviser within 90 days of the change. The order would allow the Series to operate more efficiently and with greater flexibility. The Investment Adviser provides the following oversight and evaluation services to the Series:

          o performing initial due diligence on prospective sub-advisers for the Series

          o monitoring the performance of sub-advisers

          o communicating performance expectations to the sub-advisers

          o  ultimately   recommending  to  the  Board  of  Trustees  whether  a
     sub-adviser's contract should be renewed, modified or terminated.

The Investment Adviser does not expect to recommend frequent changes of sub-advisers. Although the Investment Adviser will monitor the performance of the sub-advisers, there is no certainty that any sub-adviser or Series will obtain favorable results at any given time. At a shareholder meeting of the Trust held on October 26, 2000, all Series approved this multi-manager structure.

                               ADMINISTRATIVE FEE

In addition to the investment advisory fee, each Series, except the JNL/Oppenheimer Global Growth Series, the JNL International Index Series and the JNL/S&P Series, pays to JNAM an Administrative Fee of .10% of the average daily net assets of the Series. The JNL/Oppenheimer Global Growth Series and the JNL International Index Series pay an Administrative Fee of .15%. The JNL/S&P Series do not pay an Administrative Fee. In return for the fee, JNAM provides or procures all necessary administrative functions and services for the operation of the Series. In addition, JNAM, at its own expense, arranges for legal, audit, fund accounting, custody, printing and mailing, and all other services necessary for the operation of each Series. Each Series is responsible for trading expenses including brokerage commissions, interest and taxes, and other non-operating expenses.

                           BROKERAGE ENHANCEMENT PLAN

All Series of the Trust except the PPM America/JNL Money Market Series and each of the JNL/S&P Series, have adopted, in accordance with the provisions of Rule 12b-1 under the Investment Company Act of 1940, a Brokerage Enhancement Plan (the "Plan"). The Plan uses available brokerage commissions to promote the sale and distribution of Trust shares (through the sale of variable insurance products funded by the Trust).


The Plan authorizes the Trust to place orders for the purchase or sale of portfolio securities or other assets with: (i) broker-dealers that have agreed to direct a portion of their brokerage commissions to introducing brokers ("Brokerage Payments") to be used to finance activities that are primarily intended to result in the sale of Trust shares through the sale of Variable Contracts; and (ii) broker-dealers that, in addition to executing the trade, will provide brokerage credits, benefits or other services ("Brokerage Credits") to be used directly or indirectly to promote the distribution of Trust shares through the sale of Variable Contracts. The duty of best price and execution still applies to these transactions.

The Plan permits the Brokerage Payments and Credits generated by securities transactions from one series of the Trust to inure to the benefit of other Series as well. The Plan is not expected to increase the brokerage costs of the Trust. For more information about the Plan, please read the "Brokerage Enhancement Plan" section of the Statement of Additional Information.

                           INVESTMENT IN TRUST SHARES

Shares of the Trust are currently sold to separate accounts (Accounts) of Jackson National Life Insurance Company, 1 Corporate Way, Lansing, Michigan 48951, and Jackson National Life Insurance Company of New York, 2900 Westchester Avenue, Purchase, New York 10577, to fund the benefits under certain variable annuity contracts (Contracts) and to qualified retirement plans. An insurance company purchases the shares of the Series at their net asset value using premiums received on Contracts issued by the insurance company. There is no sales charge.

Shares of the Series are not available to the general public directly. Some of the Series are managed by sub-advisers who manage publicly traded mutual funds having similar names and investment objectives. While some of the Series may be similar to, and may in fact be modeled after publicly traded mutual funds, Contract purchasers should understand that the Series are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding Series may differ substantially.

The net asset value per share of each Series is determined at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) each day that the New York Stock Exchange is open. The net asset value per share is calculated by adding the value of all securities and other assets of a Series, deducting its liabilities, and dividing by the number of shares outstanding. Generally, the value of exchange-listed or -traded securities is based on their respective market prices, bonds are valued based on prices provided by an independent pricing service and short-term debt securities are valued at amortized cost, which approximates market value. A Series may invest in securities primarily listed on foreign exchanges and that trade on days when the Series does not price its shares. As a result, a Series' net asset value may change on days when shareholders are not able to purchase or redeem the Series' shares.

All investments in the Trust are credited to the shareholder's account in the form of full and fractional shares of the designated Series (rounded to the nearest 1/1000 of a share). The Trust does not issue share certificates.

                                SHARE REDEMPTION

An Account redeems shares to make benefit or withdrawal payments under the terms of its Contracts. Redemptions are processed on any day on which the Trust is open for business and are effected at net asset value next determined after the redemption order, in proper form, is received by the Trust's transfer agent.

The Trust may suspend the right of redemption only under the following unusual circumstances:

          o when the New York Stock Exchange is closed (other than weekends and holidays) or trading is restricted;

          o when an emergency exists, making disposal of portfolio securities or the valuation of net assets not reasonably practicable; or

          o during any period when the SEC has by order permitted a suspension of redemption for the protection of shareholders.

                                   TAX STATUS

Each Series' policy is to meet the requirements of Subchapter M of the Internal Revenue Code (Code) necessary to qualify as a regulated investment company. Each Series intends to distribute all its net investment income and net capital gains to shareholders and, therefore, will not be required to pay any federal income taxes.

Each Series is treated as a separate corporation for purposes of the Code. Therefore, the assets, income, and distributions of each Series are considered separately for purposes of determining whether or not the Series qualifies as a regulated investment company.

Because the shareholders of each Series are Accounts and qualified retirement plans, there are no tax consequences to shareholders of buying, holding, exchanging and selling shares of the Series. Distributions from the Series are not taxable to those shareholders. However, owners of Contracts should consult the applicable Account prospectus for more detailed information on tax issues related to the Contracts.

                              FINANCIAL HIGHLIGHTS

The following table provides selected per share data for one share of each Series. The information does not reflect any charges imposed by an Account investing in shares of the Series. You should refer to the appropriate Account prospectus for additional information regarding such charges.


The information for each of the periods shown below has been audited by PricewaterhouseCoopers LLP, independent accountants, and should be read in conjunction with the financial statements and notes thereto, together with the report of PricewaterhouseCoopers LLP thereon, in the Annual Report.



------------------------------------------------------------------------------------------------------------------------------------
JNL Series Trust
Financial Highlights
------------------------------------------------------------------------------------------------------------------------------------
                                                                          Increase (Decrease) from
                                                                           Investment Operations
                                                      Net Asset   -----------------------------------------       Distributions
                                                      Value         Net            Net Realized     Total from    from Net
     Period                                           Beginning     Investment     & Unrealized     Investment    Investment
     Ended                                            of Period     Income (Loss)  Gains (Losses)   Operations    Income
------------------------------------------------------------------------------------------------------------------------------------
JNL/Alger Growth Series

    12/31/00                                        $  22.91      $   (0.01)        $   (3.08)      $  (3.09)      $     -
    12/31/99                                           18.95          (0.03)             6.42           6.39             -
    12/31/98                                           13.56               -             6.20           6.20             -
    12/31/97                                           11.16          (0.01)             2.93           2.92             -
 4/01-12/31/96                                         10.38               -             0.78           0.78             -
10/16(a)-3/31/96                                       10.00               -             0.38           0.38             -

------------------------------------------------------------------------------------------------------------------------------------
JNL/Alliance Growth Series

    12/31/00                                           16.64               -            (2.93)         (2.93)            -
    12/31/99                                           13.28          (0.01)             3.76           3.75             -
3/02(a)-12/31/98                                       10.00          (0.01)             3.29           3.28             -

------------------------------------------------------------------------------------------------------------------------------------
JNL/Eagle Core Equity Series

    12/31/00                                           18.47           0.08             (0.08)             -         (0.09)
    12/31/99                                           15.91           0.11              3.63           3.74         (0.11)
    12/31/98                                           13.75           0.10              2.17           2.27         (0.09)
    12/31/97                                           10.62           0.08              3.35           3.43         (0.08)
9/16(a)-12/31/96                                       10.00           0.03              0.62           0.65         (0.03)

------------------------------------------------------------------------------------------------------------------------------------
JNL/Eagle SmallCap Equity Series

    12/31/00                                           16.97          (0.04)            (2.23)         (2.27)            -
    12/31/99                                           14.82          (0.04)             2.88           2.84             -
    12/31/98                                           14.73          (0.06)             0.23           0.17             -
    12/31/97                                           11.54          (0.07)             3.26           3.19             -
9/16(a)-12/31/96                                       10.00          (0.01)             1.55           1.54             -

------------------------------------------------------------------------------------------------------------------------------------
JNL/J.P. Morgan Enhanced S&P 500
Stock Index Series

    12/31/00                                           10.58           0.04             (1.24)         (1.20)        (0.03)
5/16(a)-12/31/99                                       10.00           0.03              0.65           0.68         (0.03)

------------------------------------------------------------------------------------------------------------------------------------
JNL/J.P. Morgan International &
Emerging Markets Series

    12/31/00                                           13.15           0.04             (2.10)         (2.06)        (0.06)
    12/31/99                                            9.82           0.06              3.67           3.73         (0.21)
3/02(a)-12/31/98                                       10.00           0.08             (0.20)         (0.12)        (0.06)

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
JNL Series Trust
Financial Highlights
------------------------------------------------------------------------------------------------------------------------------------


                                                     Distributions
                                                     from Net                                    Supplement Data
                                                     Realized                  -----------------------------------------------------
                                                     Gains on                  Net Asset                Net Assets,
     Period                                          Investment     Return of  Value, End    Total      End of Period    Portfolio
     Ended                                           Transactions   Capital    of Period     Return (b) (in thousands)   Turnover
------------------------------------------------------------------------------------------------------------------------------------

JNL/Alger Growth Series

    12/31/00                                         $ (1.24)      $    -     $  18.58       (13.44)%    $   459,577       88.34%
    12/31/99                                           (2.43)           -        22.91        33.80          400,639      122.58
    12/31/98                                           (0.81)           -        18.95        45.66          164,948      121.39
    12/31/97                                           (0.52)           -        13.56        26.20           85,877      125.44
 4/01-12/31/96                                              -           -        11.16         7.51           38,252       59.92
10/16(a)-3/31/96                                            -           -        10.38         3.80            8,649       50.85

------------------------------------------------------------------------------------------------------------------------------------
JNL/Alliance Growth Series

    12/31/00                                           (0.16)           -        13.55       (17.59)          92,981       47.01
    12/31/99                                           (0.39)           -        16.64        28.23           18,256       51.15
3/02(a)-12/31/98                                            -           -        13.28        32.80            4,573      136.69

------------------------------------------------------------------------------------------------------------------------------------
JNL/Eagle Core Equity Series

    12/31/00                                            (2.17)          -        16.21         0.28          146,888      192.40
    12/31/99                                            (1.07)          -        18.47        23.55           95,329      124.71
    12/31/98                                            (0.02)          -        15.91        16.54           37,169       67.04
    12/31/97                                            (0.22)          -        13.75        32.35           11,896       51.48
9/16(a)-12/31/96                                             -          -        10.62         6.47            1,954        1.36

------------------------------------------------------------------------------------------------------------------------------------
JNL/Eagle SmallCap Equity Series

    12/31/00                                           (0.50)           -        14.20       (13.25)          77,200       89.43
    12/31/99                                           (0.69)           -        16.97        19.27           61,504       61.69
    12/31/98                                           (0.08)           -        14.82         1.18           34,953       51.90
    12/31/97                                                -           -        14.73        27.64           13,493       60.78
9/16(a)-12/31/96                                            -           -        11.54        15.40            1,944       28.01

------------------------------------------------------------------------------------------------------------------------------------
JNL/J.P. Morgan Enhanced S&P 500
Stock Index Series

    12/31/00                                            (0.01)          -         9.34       (11.38)          22,622       57.14
5/16(a)-12/31/99                                        (0.07)          -        10.58         6.85            5,341       34.39

------------------------------------------------------------------------------------------------------------------------------------
JNL/J.P. Morgan International & Emerging
Markets Series

    12/31/00                                            (1.24)          -         9.79       (15.45)           9,264      120.75
    12/31/99                                            (0.19)          -        13.15        38.02            7,777       66.82
3/02(a)-12/31/98                                             -          -         9.82        (1.24)           4,997      231.88

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
JNL Series Trust
Financial Highlights
------------------------------------------------------------------------------------------------------------------------------------
                                                                                Assuming No
                                                                            Expense Reimbursement
                                                                           or Fees Paid Indirectly
                                                                 -------------------------------------------
                                                                 Ratio of Net                 Ratio of Net
                                                    Ratio of     Investment      Ratio of     Investment
                                                    Expenses to  Income (Loss)   Expenses to  Income (Loss)
     Period                                         Average Net  to Average      Average Net  to Average
     Ended                                          Assets(c)    Net Assets (c)  Assets (c)   Net Assets (c)
------------------------------------------------------------------------------------------------------------------------------------

JNL/Alger Growth Series

    12/31/00                                             1.07%      (0.03)%        n/a          n/a
    12/31/99                                             1.07       (0.22)         n/a          n/a
    12/31/98                                             1.06       (0.02)        1.06%       (0.02)%
    12/31/97                                             1.10       (0.07)        1.10        (0.07)
 4/01-12/31/96                                           1.07       (0.02)        1.19        (0.14)
10/16(a)-3/31/96                                         1.03       (0.17)        1.89        (1.03)

------------------------------------------------------------------------------------------------------------------------------------
JNL/Alliance Growth Series

    12/31/00                                             0.87        0.01          n/a          n/a
    12/31/99                                             0.88       (0.07)         n/a          n/a
3/02(a)-12/31/98                                         0.93       (0.08)        2.13        (1.28)

------------------------------------------------------------------------------------------------------------------------------------
JNL/Eagle Core Equity Series

    12/31/00                                             0.97        0.57          n/a          n/a
    12/31/99                                             0.99        0.97          n/a          n/a
    12/31/98                                             1.05        1.07         1.17         0.95
    12/31/97                                             1.05        1.00         1.54         0.51
9/16(a)-12/31/96                                         1.05        1.10         4.57        (2.42)

------------------------------------------------------------------------------------------------------------------------------------
JNL/Eagle SmallCap Equity Series

    12/31/00                                             1.05       (0.30)         n/a          n/a
    12/31/99                                             1.05       (0.35)         n/a          n/a
    12/31/98                                             1.10       (0.42)        1.17        (0.49)
    12/31/97                                             1.10       (0.54)        1.51        (0.95)
9/16(a)-12/31/96                                         1.10       (0.26)        4.77        (3.93)

------------------------------------------------------------------------------------------------------------------------------------
JNL/J.P. Morgan Enhanced S&P 500
Stock Index Series

    12/31/00                                             0.90        0.56          n/a          n/a
5/16(a)-12/31/99                                         0.90        0.56          n/a          n/a

------------------------------------------------------------------------------------------------------------------------------------
JNL/J.P. Morgan International & Emerging
Markets Series

    12/31/00                                             1.07        0.40          n/a          n/a
    12/31/99                                             1.08        0.53          n/a          n/a
3/02(a)-12/31/98                                         1.13        0.62         2.64        (0.09)

------------------------------------------------------------------------------------------------------------------------------------

(a)  Commencementof operations.
(b) Assumes investment at net asset value at the beginning of the period and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(c)  Annualized for periods less than one year.

                     See notes to the financial statements.

------------------------------------------------------------------------------------------------------------------------------------
JNL Series Trust
Financial Highlights
------------------------------------------------------------------------------------------------------------------------------------
                                                                          Increase (Decrease) from
                                                                           Investment Operations
                                                      Net Asset   -----------------------------------------       Distributions
                                                      Value         Net            Net Realized     Total from    from Net
     Period                                           Beginning     Investment     & Unrealized     Investment    Investment
     Ended                                            of Period     Income (Loss)  Gains (Losses)   Operations    Income
------------------------------------------------------------------------------------------------------------------------------------


JNL/Janus Aggressive Growth Series

    12/31/00                                        $  39.97      $    0.16        $    (8.45)     $   (8.29)    $   (0.51)
    12/31/99                                           22.09          (0.06)            20.87          20.81             -
    12/31/98                                           14.53          (0.06)             8.45           8.39         (0.05)
    12/31/97                                           13.38           0.04              1.65           1.69             -
 04/01-12/31/96                                        13.13           0.05              1.10           1.15         (0.05)
5/15(a)-3/31/96                                        10.00           0.01              3.53           3.54             -

------------------------------------------------------------------------------------------------------------------------------------
JNL/Janus Balanced Series

5/01(a)-12/31/00                                       10.00           0.11             (0.31)         (0.20)        (0.11)

------------------------------------------------------------------------------------------------------------------------------------
JNL/Janus Capital Growth Series

    12/31/00                                           43.62          (0.20)           (14.90)        (15.10)            -
    12/31/99                                           20.73          (0.13)            25.85          25.72             -
    12/31/98                                           16.50          (0.12)             5.92           5.80             -
    12/31/97                                           14.46          (0.06)             2.23           2.17         (0.02)
 4/01-12/31/96                                         13.86           0.06              0.70           0.76             -
5/15(a)-3/31/96                                        10.00              -              4.70           4.70             -

------------------------------------------------------------------------------------------------------------------------------------
JNL/Janus Global Equities Series

    12/31/00                                           35.69           0.07             (6.55)         (6.48)        (0.59)
    12/31/99                                           22.11              -             14.27          14.27             -
    12/31/98                                           17.48           0.04              4.66           4.70         (0.07)
    12/31/97                                           15.20           0.07              2.84           2.91             -
 4/01-12/31/96                                         13.75           0.03              2.72           2.75         (0.08)
5/15(a)-3/31/96                                        10.00           0.10              4.02           4.12             -

------------------------------------------------------------------------------------------------------------------------------------
JNL/Janus Growth & Income Series

    12/31/00                                            9.36           0.09             (0.89)         (0.80)        (0.09)
    12/31/99                                            9.00           0.09              0.36           0.45         (0.09)
3/02(a)-12/31/98                                       10.00           0.07             (1.00)         (0.93)        (0.07)

------------------------------------------------------------------------------------------------------------------------------------
JNL/PIMCO Total Return Bond Series

    12/31/00                                            9.64           0.45              0.68           1.13         (0.47)
    12/31/99                                           10.16           0.49             (0.52)         (0.03)        (0.49)
3/02(a)-12/31/98                                       10.00           0.31              0.26           0.57         (0.31)

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
JNL Series Trust
Financial Highlights
------------------------------------------------------------------------------------------------------------------------------------
                                                     Distributions
                                                     from Net                                    Supplement Data
                                                     Realized                  -----------------------------------------------------
                                                     Gains on                  Net Asset                Net Assets,
     Period                                          Investment     Return of  Value, End    Total      End of Period    Portfolio
     Ended                                           Transactions   Capital    of Period     Return (b) (in thousands)   Turnover
------------------------------------------------------------------------------------------------------------------------------------

JNL/Janus Aggressive Growth Series

    12/31/00                                       $   (4.52)      $    -      $ 26.65       (20.97)%     $  744,972       61.65%
    12/31/99                                           (2.93)           -        39.97        94.43          654,546       95.06
    12/31/98                                           (0.78)           -        22.09        57.66          161,842      114.51
    12/31/97                                           (0.54)           -        14.53        12.67           78,870      137.26
 04/01-12/31/96                                        (0.71)       (0.14)       13.38         8.72           29,555       85.22
5/15(a)-3/31/96                                        (0.41)           -        13.13        35.78            8,527      163.84

------------------------------------------------------------------------------------------------------------------------------------
JNL/Janus Balanced Series

5/01(a)-12/31/00                                           -            -         9.69        (2.00)          44,294       41.10

------------------------------------------------------------------------------------------------------------------------------------
JNL/Janus Capital Growth Series

    12/31/00                                           (4.97)           -        23.55       (34.74)         496,830      110.81
    12/31/99                                           (2.83)           -        43.62       124.19          509,086      102.26
    12/31/98                                           (1.57)           -        20.73        35.16          111,037      128.95
    12/31/97                                           (0.04)       (0.07)       16.50        15.01           73,749      131.43
 4/01-12/31/96                                         (0.16)           -        14.46         5.45           36,946      115.88
5/15(a)-3/31/96                                        (0.84)           -        13.86        47.94            9,578      128.56

------------------------------------------------------------------------------------------------------------------------------------
JNL/Janus Global Equities Series

    12/31/00                                           (2.65)           -        25.97       (18.28)         665,187       65.56
    12/31/99                                           (0.69)           -        35.69        64.58          597,241       61.60
    12/31/98                                               -            -        22.11        26.87          240,385       81.46
    12/31/97                                           (0.63)           -        17.48        19.12          151,050       97.21
 4/01-12/31/96                                         (0.90)       (0.32)       15.20        19.99           48,638       52.02
5/15(a)-3/31/96                                        (0.37)           -        13.75        41.51           16,141      142.36

------------------------------------------------------------------------------------------------------------------------------------
JNL/Janus Growth & Income Series

    12/31/00                                               -            -         8.47        (8.56)          23,212      160.19
    12/31/99                                               -            -         9.36         4.98            7,671      120.54
3/02(a)-12/31/98                                           -            -         9.00        (9.31)           4,311      129.99

------------------------------------------------------------------------------------------------------------------------------------
JNL/PIMCO Total Return Bond Series

    12/31/00                                           (0.01)           -        10.29        11.75           21,715      221.61
    12/31/99                                               -            -         9.64        (0.26)           9,451       91.12
3/02(a)-12/31/98                                       (0.10)           -        10.16        (5.70)           6,133      269.16

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
JNL Series Trust
Financial Highlights
------------------------------------------------------------------------------------------------------------------------------------
                                                                                Assuming No
                                                                            Expense Reimbursement
                                                                           or Fees Paid Indirectly
                                                                 -------------------------------------------
                                                                 Ratio of Net                 Ratio of Net
                                                    Ratio of     Investment      Ratio of     Investment
                                                    Expenses to  Income (Loss)   Expenses to  Income (Loss)
     Period                                         Average Net  to Average      Average Net  to Average
     Ended                                          Assets(c)    Net Assets (c)  Assets (c)   Net Assets (c)
------------------------------------------------------------------------------------------------------------------------------------


JNL/Janus Aggressive Growth Series

    12/31/00                                             0.98%       0.25%         n/a          n/a
    12/31/99                                             1.01       (0.40)         n/a          n/a
    12/31/98                                             1.10       (0.35)        1.10%       (0.35)%
    12/31/97                                             1.10        0.39         1.17         0.32
 04/01-12/31/96                                          1.09        0.77         1.40         0.46
5/15(a)-3/31/96                                          1.09        0.27         2.77        (1.41)

------------------------------------------------------------------------------------------------------------------------------------
JNL/Janus Balanced Series

5/01(a)-12/31/00                                         1.05        2.42          n/a           n/a

------------------------------------------------------------------------------------------------------------------------------------
JNL/Janus Capital Growth Series

    12/31/00                                             0.99       (0.67)         n/a          n/a
    12/31/99                                             1.03       (0.75)         n/a          n/a
    12/31/98                                             1.09       (0.68)        1.09        (0.68)
    12/31/97                                             1.10       (0.30)        1.11        (0.31
 4/01-12/31/96                                           1.09        0.91         1.27         0.73
5/15(a)-3/31/96                                          1.09       (0.49)        2.08        (1.48)

------------------------------------------------------------------------------------------------------------------------------------
JNL/Janus Global Equities Series

    12/31/00                                             1.03        0.03          n/a          n/a
    12/31/99                                             1.06        0.01          n/a          n/a
    12/31/98                                             1.14        0.13         1.30        (0.03)
    12/31/97                                             1.15        0.33         1.37         0.11
 4/01-12/31/96                                           1.14        0.37         1.63        (0.12)
5/15(a)-3/31/96                                          1.15        0.39         2.25        (0.71)

------------------------------------------------------------------------------------------------------------------------------------
JNL/Janus Growth & Income Series

    12/31/00                                             1.04        1.61          n/a          n/a
    12/31/99                                             1.03        1.17          n/a          n/a
3/02(a)-12/31/98                                         1.08        1.01         2.16        (0.08)

------------------------------------------------------------------------------------------------------------------------------------
JNL/PIMCO Total Return Bond Series

    12/31/00                                             0.93        5.98          n/a          n/a
    12/31/99                                             0.80        5.41          n/a          n/a
3/02(a)-12/31/98                                         0.85        4.95         1.57         4.23

------------------------------------------------------------------------------------------------------------------------------------

(a)  Commencement of operations.
(b) Assumes investment at net asset value at the beginning of the period and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(c)  Annualized for periods less than one year.
(d)  The ratio of net operating expenses was 0.80%.

                     See notes to the financial statements.

------------------------------------------------------------------------------------------------------------------------------------
JNL Series Trust
Financial Highlights
------------------------------------------------------------------------------------------------------------------------------------
                                                                          Increase (Decrease) from
                                                                           Investment Operations
                                                      Net Asset   -----------------------------------------       Distributions
                                                      Value         Net            Net Realized     Total from    from Net
     Period                                           Beginning     Investment     & Unrealized     Investment    Investment
     Ended                                            of Period     Income (Loss)  Gains (Losses)   Operations    Income
------------------------------------------------------------------------------------------------------------------------------------

JNL/Putnam Growth Series

    12/31/00                                       $   28.45       $  (0.05)       $    (5.03)      $  (5.08)      $     -
    12/31/99                                           22.88          (0.04)             6.76           6.72             -
    12/31/98                                           16.99          (0.01)             5.94           5.93         (0.01)
    12/31/97                                           14.21           0.04              3.07           3.11         (0.02)
 4/01-12/31/96                                         12.50           0.04              2.12           2.16         (0.05)
5/15(a)-3/31/96                                        10.00           0.01              3.66           3.67             -

------------------------------------------------------------------------------------------------------------------------------------
JNL/Putnam International Equity Series

    12/31/00                                           16.79           0.08             (2.49)         (2.41)        (0.01)
    12/31/99                                           13.62           0.09              4.28           4.37         (0.16)
    12/31/98                                           12.09           0.16              1.58           1.74         (0.19)
    12/31/97                                           12.08           0.09              0.23           0.32         (0.08)
 4/01-12/31/96                                         11.25           0.06              0.90           0.96         (0.12)
5/15(a)-3/31/96                                        10.00           0.04              1.21           1.25             -

------------------------------------------------------------------------------------------------------------------------------------
JNL/Putnam Midcap Growth Series

5/01(a)-12/31/00                                       10.00              -             (0.10)         (0.10)            -

------------------------------------------------------------------------------------------------------------------------------------
JNL/Putnam Value Equity Series

    12/31/00                                           16.78           0.16              1.00           1.16         (0.16)
    12/31/99                                           18.24           0.19             (0.38)         (0.19)        (0.20)
    12/31/98                                           16.82           0.16              1.94           2.10         (0.16)
    12/31/97                                           14.50           0.13              3.03           3.16         (0.13)
 4/01-12/31/96                                         12.77           0.10              1.97           2.07         (0.15)
5/15(a)-3/31/96                                        10.00           0.23              2.86           3.09         (0.17)

------------------------------------------------------------------------------------------------------------------------------------
JNL/Lazard Mid Cap Value Series

    12/31/00                                            9.63           0.03              2.40           2.43         (0.03)
    12/31/99                                            9.21           0.02              0.42           0.44         (0.02)
3/02(a)-12/31/98                                       10.00           0.03             (0.79)         (0.76)        (0.03)

------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
JNL Series Trust
Financial Highlights
------------------------------------------------------------------------------------------------------------------------------------
                                                     Distributions
                                                     from Net                                    Supplement Data
                                                     Realized                  -----------------------------------------------------
                                                     Gains on                  Net Asset                Net Assets,
     Period                                          Investment     Return of  Value, End    Total      End of Period    Portfolio
     Ended                                           Transactions   Capital    of Period     Return (b) (in thousands)   Turnover
------------------------------------------------------------------------------------------------------------------------------------


JNL/Putnam Growth Series

    12/31/00                                        $  (0.46)      $    -        22.91       (17.85)%    $   497,299       77.67%
    12/31/99                                           (1.15)           -        28.45        29.41          454,393       74.67
    12/31/98                                           (0.03)           -        22.88        34.93          182,097       70.55
    12/31/97                                           (0.31)           -        16.99        21.88           83,612      194.81
 4/01-12/31/96                                         (0.40)           -        14.21        17.28           22,804      184.33
5/15(a)-3/31/96                                        (1.17)           -        12.50        37.69            2,518      255.03

------------------------------------------------------------------------------------------------------------------------------------
JNL/Putnam International Equity Series

    12/31/00                                           (2.14)           -        12.23       (13.99)         126,816      138.12
    12/31/99                                           (1.04)           -        16.79        32.11          105,034       26.19
    12/31/98                                           (0.02)           -        13.62        14.43           70,927       16.39
    12/31/97                                           (0.23)           -        12.09         2.65           78,685       18.81
 4/01-12/31/96                                         (0.01)           -        12.08         8.54           48,204        5.93
5/15(a)-3/31/96                                            -            -        11.25        12.50           24,211       16.45

------------------------------------------------------------------------------------------------------------------------------------
JNL/Putnam Midcap Growth Series

5/01(a)-12/31/00                                           -            -         9.90        (1.00)          46,122       58.67

------------------------------------------------------------------------------------------------------------------------------------
JNL/Putnam Value Equity Series

    12/31/00                                               -            -        17.78         6.96          422,750       86.43
    12/31/99                                           (1.07)           -        16.78        (1.04)         319,454       72.23
    12/31/98                                           (0.52)           -        18.24        12.48          195,936       77.80
    12/31/97                                           (0.71)           -        16.82        21.82          108,565      112.54
 4/01-12/31/96                                         (0.19)           -        14.50        16.25           17,761       13.71
5/15(a)-3/31/96                                        (0.15)           -        12.77        31.14            3,365       30.12

------------------------------------------------------------------------------------------------------------------------------------
JNL/Lazard Mid Cap Value Series

    12/31/00                                           (0.28)           -        11.75        25.37           15,478      134.53
    12/31/99                                               -            -         9.63         4.77            6,394      118.56
3/02(a)-12/31/98                                           -            -         9.21        (7.64)           4,731       70.72

------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
JNL Series Trust
Financial Highlights
------------------------------------------------------------------------------------------------------------------------------------
                                                                                Assuming No
                                                                            Expense Reimbursement
                                                                           or Fees Paid Indirectly
                                                                 -------------------------------------------
                                                                 Ratio of Net                 Ratio of Net
                                                    Ratio of     Investment      Ratio of     Investment
                                                    Expenses to  Income (Loss)   Expenses to  Income (Loss)
     Period                                         Average Net  to Average      Average Net  to Average
     Ended                                          Assets(c)    Net Assets (c)  Assets (c)   Net Assets (c)
------------------------------------------------------------------------------------------------------------------------------------



JNL/Putnam Growth Series

    12/31/00                                            0.94%       (0.22)%       0.95%       (0.23)%
    12/31/99                                            0.97        (0.21)         n/a          n/a
    12/31/98                                            1.01        (0.07)        1.01        (0.07)
    12/31/97                                            1.13         0.31         1.13         0.31
 4/01-12/31/96                                          1.04         0.94         1.27         0.71
5/15(a)-3/31/96                                         0.95         0.28         5.38        (4.15)

------------------------------------------------------------------------------------------------------------------------------------
JNL/Putnam International Equity Series

    12/31/00                                            1.17         0.44          n/a          n/a
    12/31/99                                            1.18         0.63          n/a          n/a
    12/31/98                                            1.23         0.88         1.28         0.83
    12/31/97                                            1.24         0.74         1.32         0.66
 4/01-12/31/96                                          1.25         1.09         1.29         1.05
5/15(a)-3/31/96                                         1.25         0.78         2.14        (0.11)

------------------------------------------------------------------------------------------------------------------------------------
JNL/Putnam Midcap Growth Series

5/01(a)-12/31/00                                        1.05        (0.09)        1.06        (0.10)

------------------------------------------------------------------------------------------------------------------------------------
JNL/Putnam Value Equity Series

    12/31/00                                            0.96         1.05         0.97         1.04
    12/31/99                                            0.98         1.19          n/a          n/a
    12/31/98                                            1.01         1.06         1.01         1.06
    12/31/97                                            1.03         1.43         1.09         1.37
 4/01-12/31/96                                          0.85         2.29         1.53         1.61
5/15(a)-3/31/96                                         0.87         2.33         2.28         0.91

------------------------------------------------------------------------------------------------------------------------------------
JNL/Lazard Mid Cap Value Series

    12/31/00                                            1.07         0.37          n/a          n/a
    12/31/99                                            1.08         0.25          n/a          n/a
3/02(a)-12/31/98                                        1.13         0.34         1.85        (0.38)

------------------------------------------------------------------------------------------------------------------------------------


(a)  Commencement of operations.
(b) Assumes investment at net asset value at the beginning of the period and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(c)  Annualized for periods less than one year.

                     See notes to the financial statements.

------------------------------------------------------------------------------------------------------------------------------------
JNL Series Trust
Financial Highlights
------------------------------------------------------------------------------------------------------------------------------------
                                                                          Increase (Decrease) from
                                                                           Investment Operations
                                                      Net Asset   -----------------------------------------       Distributions
                                                      Value         Net            Net Realized     Total from    from Net
     Period                                           Beginning     Investment     & Unrealized     Investment    Investment
     Ended                                            of Period     Income (Loss)  Gains (Losses)   Operations    Income
------------------------------------------------------------------------------------------------------------------------------------

JNL/Lazard Small Cap Value Series

    12/31/00                                       $    8.84      $    0.02        $     1.45       $   1.47       $ (0.03)
    12/31/99                                            8.70           0.03              0.14           0.17         (0.03)
3/02(a)-12/31/98                                       10.00          (0.01)            (1.28)         (1.29)            -

------------------------------------------------------------------------------------------------------------------------------------
PPM America/JNL Balanced Series

    12/31/00                                           12.60           0.50              0.52           1.02         (0.46)
    12/31/99                                           13.48           0.44             (0.45)         (0.01)        (0.44)
    12/31/98                                           13.06           0.47              0.84           1.31         (0.47)
    12/31/97                                           11.92           0.36              1.83           2.19         (0.36)
 4/01-12/31/96                                         11.17           0.10              0.98           1.08         (0.15)
5/15(a)-3/31/96                                        10.00           0.25              1.40           1.65         (0.19)

------------------------------------------------------------------------------------------------------------------------------------
PPM America/JNL High Yield Series

    12/31/00                                           10.13           0.98             (1.55)         (0.57)        (0.96)
    12/31/99                                           10.89           0.88             (0.76)          0.12         (0.88)
    12/31/98                                           11.48           0.91             (0.47)          0.44         (0.91)
    12/31/97                                           10.67           0.59              1.02           1.61         (0.59)
 4/01-12/31/96                                         10.23           0.51              0.64           1.15         (0.69)
5/15(a)-3/31/96                                        10.00           0.73              0.04           0.77         (0.54)

------------------------------------------------------------------------------------------------------------------------------------
PPM America/JNL Money Market Series

    12/31/00                                            1.00           0.06                 -           0.06         (0.06)
    12/31/99                                            1.00           0.05                 -           0.05         (0.05)
    12/31/98                                            1.00           0.05                 -           0.05         (0.05)
    12/31/97                                            1.00           0.05                 -           0.05         (0.05)
 4/01-12/31/96                                          1.00           0.04                 -           0.04         (0.04)
5/15(a)-3/31/96                                         1.00           0.04                 -           0.04         (0.04)

------------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers/JNL Balanced Series

    12/31/00                                           10.11           0.36              0.46           0.82         (0.35)
    12/31/99                                           10.38           0.28             (0.27)          0.01         (0.28)
3/02(a)-12/31/98                                       10.00           0.21              0.38           0.59         (0.21)

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
JNL Series Trust
Financial Highlights
------------------------------------------------------------------------------------------------------------------------------------
                                                     Distributions
                                                     from Net                                    Supplement Data
                                                     Realized                  -----------------------------------------------------
                                                     Gains on                  Net Asset                Net Assets,
     Period                                          Investment     Return of  Value, End    Total      End of Period    Portfolio
     Ended                                           Transactions   Capital    of Period     Return (b) (in thousands)   Turnover
------------------------------------------------------------------------------------------------------------------------------------


JNL/Lazard Small Cap Value Series

    12/31/00                                         $     -       $    -     $  10.28        16.60%     $    14,614       58.07%
    12/31/99                                               -            -         8.84         1.96            6,313       53.35
3/02(a)-12/31/98                                           -        (0.01)        8.70       (12.92)           4,804       40.15

------------------------------------------------------------------------------------------------------------------------------------
PPM America/JNL Balanced Series

    12/31/00                                           (0.03)           -        13.13         8.25          155,270       25.76
    12/31/99                                           (0.43)           -        12.60        (0.11)         143,012       35.02
    12/31/98                                           (0.42)           -        13.48        10.06           95,974       33.74
    12/31/97                                           (0.69)           -        13.06        18.43           59,694      160.88
 4/01-12/31/96                                         (0.18)           -        11.92         9.72           24,419      158.15
5/15(a)-3/31/96                                        (0.29)           -        11.17        16.60            4,761      115.84

------------------------------------------------------------------------------------------------------------------------------------
PPM America/JNL High Yield Series

    12/31/00                                               -            -         8.60        (5.62)         144,516       62.41
    12/31/99                                               -            -        10.13         1.09          147,023       61.03
    12/31/98                                           (0.12)           -        10.89         3.84          101,485      129.85
    12/31/97                                           (0.21)           -        11.48        15.05           62,712      189.25
 4/01-12/31/96                                         (0.02)           -        10.67        11.24           13,396      113.08
5/15(a)-3/31/96                                            -            -        10.23         7.82            6,156      186.21

------------------------------------------------------------------------------------------------------------------------------------
PPM America/JNL Money Market Series

    12/31/00                                               -            -         1.00         5.83          185,012         n/a
    12/31/99                                               -            -         1.00         4.67          164,446         n/a
    12/31/98                                               -            -         1.00         4.99           56,349         n/a
    12/31/97                                               -            -         1.00         5.01           41,808         n/a
 4/01-12/31/96                                             -            -         1.00         3.61           23,752         n/a
5/15(a)-3/31/96                                            -            -         1.00         4.59            6,816         n/a

------------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers/JNL Balanced Series

    12/31/00                                               -            -        10.58         8.20           12,597       26.67
    12/31/99                                               -            -        10.11         0.09            7,517       59.53
3/02(a)-12/31/98                                           -            -        10.38         5.91            3,297      128.41

------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
JNL Series Trust
Financial Highlights
------------------------------------------------------------------------------------------------------------------------------------
                                                                                Assuming No
                                                                            Expense Reimbursement
                                                                           or Fees Paid Indirectly
                                                                 -------------------------------------------
                                                                 Ratio of Net                 Ratio of Net
                                                    Ratio of     Investment      Ratio of     Investment
                                                    Expenses to  Income (Loss)   Expenses to  Income (Loss)
     Period                                         Average Net  to Average      Average Net  to Average
     Ended                                          Assets(c)    Net Assets (c)  Assets (c)   Net Assets (c)
------------------------------------------------------------------------------------------------------------------------------------



JNL/Lazard Small Cap Value Series

    12/31/00                                            1.15%        0.36%         n/a          n/a
    12/31/99                                            1.15         0.43          n/a          n/a
3/02(a)-12/31/98                                        1.20        (0.04)        1.89%       (0.73)%

------------------------------------------------------------------------------------------------------------------------------------
PPM America/JNL Balanced Series

    12/31/00                                            0.82         4.02          n/a          n/a
    12/31/99                                            0.82         3.71          n/a          n/a
    12/31/98                                            0.85         3.87         0.85         3.87
    12/31/97                                            0.93         3.72         0.84         3.71
 4/01-12/31/96                                          1.04         2.39         1.22         2.21
5/15(a)-3/31/96                                         1.01         2.99         3.71         0.29

------------------------------------------------------------------------------------------------------------------------------------
PPM America/JNL High Yield Series

    12/31/00                                            0.82        0.06           n/a          n/a
    12/31/99                                            0.82         9.22          n/a          n/a
    12/31/98                                            0.83         8.62         0.83         8.62
    12/31/97                                            0.90         8.15         0.90         8.15
 4/01-12/31/96                                          0.88         8.64         1.21         8.31
5/15(a)-3/31/96                                         0.88         8.34         1.50         7.72

------------------------------------------------------------------------------------------------------------------------------------
PPM America/JNL Money Market Series

    12/31/00                                            0.70         5.73          n/a          n/a
    12/31/99                                            0.70         4.63          n/a          n/a
    12/31/98                                            0.74         4.87         0.75         4.86
    12/31/97                                            0.75         4.92         0.76         4.91
 4/01-12/31/96                                          0.75         4.75         0.85         4.65
5/15(a)-3/31/96                                         0.75         5.06         1.30         4.51

------------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers/JNL Balanced Series

    12/31/00                                            0.90         3.91          n/a          n/a
    12/31/99                                            0.90         3.54          n/a          n/a
3/02(a)-12/31/98                                        0.95         3.49         2.38         2.06

------------------------------------------------------------------------------------------------------------------------------------


(a)  Commencement of operations.
(b) Assumes investment at net asset value at the beginning of the period and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(c)  Annualized for periods less than one year.

                     See notes to the financial statements.

------------------------------------------------------------------------------------------------------------------------------------
JNL Series Trust
Financial Highlights
------------------------------------------------------------------------------------------------------------------------------------
                                                                          Increase (Decrease) from
                                                                           Investment Operations
                                                      Net Asset   -----------------------------------------       Distributions
                                                      Value         Net            Net Realized     Total from    from Net
     Period                                           Beginning     Investment     & Unrealized     Investment    Investment
     Ended                                            of Period     Income (Loss)  Gains (Losses)   Operations    Income
------------------------------------------------------------------------------------------------------------------------------------

Salomon Brothers/JNL Global Bond Series

    12/31/00                                       $   10.25      $    0.68         $    0.06       $   0.74       $ (0.62)
    12/31/99                                           10.67           0.62             (0.42)          0.20         (0.62)
    12/31/98                                           11.12           0.72             (0.45)          0.27         (0.72)
    12/31/97                                           10.63           0.54              0.59           1.13         (0.58)
 4/01-12/31/96                                         10.46           0.42              0.70           1.12         (0.69)
5/15(a)-3/31/96                                        10.00           0.81              0.24           1.05         (0.56)

------------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers/JNL High Yield Series

    12/31/00                                            8.71           0.64             (1.05)         (0.41)        (0.63)
    12/31/99                                            9.59           0.71             (0.88)         (0.17)        (0.71)
3/02(a)-12/31/98                                       10.00           0.54             (0.41)          0.13         (0.54)

------------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers/JNL U.S. Government &
Quality Bond Series

    12/31/00                                           10.36           0.60              0.59           1.19         (0.59)
    12/31/99                                           11.15           0.51             (0.79)         (0.28)        (0.51)
    12/31/98                                           10.69           0.41              0.60           1.01         (0.41)
    12/31/97                                           10.20           0.44              0.49           0.93         (0.42)
 4/01-12/31/96                                         10.09           0.24              0.24           0.48         (0.34)
5/15(a)-3/31/96                                        10.00           0.45              0.02           0.47         (0.34)

------------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price/JNL Established Growth Series

    12/31/00                                           21.70              -             (0.11)         (0.11)        (0.01)
    12/31/99                                           19.06           0.03              4.12           4.15         (0.03)
    12/31/98                                           15.62           0.05              4.29           4.34         (0.06)
    12/31/97                                           12.56           0.06              3.64           3.70         (0.03)
 4/01-12/31/96                                         11.36           0.03              1.81           1.84         (0.04)
5/15(a)-3/31/96                                        10.00           0.07              2.68           2.75         (0.06)
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
JNL Series Trust
Financial Highlights
------------------------------------------------------------------------------------------------------------------------------------
                                                     Distributions
                                                     from Net                                    Supplement Data
                                                     Realized                  -----------------------------------------------------
                                                     Gains on                  Net Asset                Net Assets,
     Period                                          Investment     Return of  Value, End    Total      End of Period    Portfolio
     Ended                                           Transactions   Capital    of Period     Return (b) (in thousands)   Turnover
------------------------------------------------------------------------------------------------------------------------------------


Salomon Brothers/JNL Global Bond Series

    12/31/00                                        $      -     $      -    $   10.37         7.28%    $    116,654       93.13%
    12/31/99                                               -            -        10.25         1.87           81,061       98.01
    12/31/98                                               -            -        10.67         2.46           48,167      261.87
    12/31/97                                           (0.05)       (0.01)       11.12        10.66           36,725      134.55
 4/01-12/31/96                                         (0.26)           -        10.63        10.68           12,483      109.85
5/15(a)-3/31/96                                        (0.03)           -        10.46        10.74            6,380      152.89

------------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers/JNL High Yield Series

    12/31/00                                               -            -         7.67        (4.67)          16,437       35.52
    12/31/99                                               -            -         8.71        (1.76)          10,690       31.39
3/02(a)-12/31/98                                           -            -         9.59         1.32            7,388       37.45

------------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers/JNL U.S. Government &
Quality Bond Series

    12/31/00                                               -            -        10.96        11.50          138,122       49.09
    12/31/99                                               -            -        10.36        (2.50)         106,329      122.72
    12/31/98                                           (0.14)           -        11.15         9.40           63,785      429.70
    12/31/97                                           (0.02)           -        10.69         9.16           25,389      378.59
 4/01-12/31/96                                         (0.03)           -        10.20         4.82            9,832      218.50
5/15(a)-3/31/96                                        (0.04)           -        10.09         4.65            3,007      253.37

------------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price/JNL Established Growth Series

    12/31/00                                           (2.84)           -        18.74        (0.34)         411,855       77.19
    12/31/99                                           (1.48)           -        21.70        21.77          351,338       61.45
    12/31/98                                           (0.84)           -        19.06        27.78          216,599       54.93
    12/31/97                                           (0.61)           -        15.62        29.47          124,022       47.06
 4/01-12/31/96                                         (0.09)       (0.51)       12.56        16.12           32,291       36.41
5/15(a)-3/31/96                                        (1.33)           -        11.36        28.23            8,772      101.13
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
JNL Series Trust
Financial Highlights
------------------------------------------------------------------------------------------------------------------------------------
                                                                                Assuming No
                                                                            Expense Reimbursement
                                                                           or Fees Paid Indirectly
                                                                 -------------------------------------------
                                                                 Ratio of Net                 Ratio of Net
                                                    Ratio of     Investment      Ratio of     Investment
                                                    Expenses to  Income (Loss)   Expenses to  Income (Loss)
     Period                                         Average Net  to Average      Average Net  to Average
     Ended                                          Assets(c)    Net Assets (c)  Assets (c)   Net Assets (c)
------------------------------------------------------------------------------------------------------------------------------------



Salomon Brothers/JNL Global Bond Series

    12/31/00                                            0.95%        7.42%         n/a          n/a
    12/31/99                                            0.95         7.22          n/a          n/a
    12/31/98                                            1.00         7.05         1.01%        7.04%
    12/31/97                                            1.01         6.83         1.08         6.76
 4/01-12/31/96                                          0.99         7.52         1.44         7.07
5/15(a)-3/31/96                                         1.00         9.01         2.14         7.87

------------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers/JNL High Yield Series

    12/31/00                                            0.90         9.17          n/a          n/a
    12/31/99                                            0.90         8.74          n/a          n/a
3/02(a)-12/31/98                                        0.95         7.80         1.39         7.36

------------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers/JNL U.S. Government &
Quality Bond Series

    12/31/00                                            0.80         6.06          n/a          n/a
    12/31/99                                            0.80         5.45          n/a          n/a
    12/31/98                                            1.28         5.33         1.29         5.32
    12/31/97                                            0.94         5.99         1.05         5.88
 4/01-12/31/96                                          0.84         5.72         1.37         5.19
5/15(a)-3/31/96                                         0.84         5.41         2.53         3.72

------------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price/JNL Established Growth Series

    12/31/00                                            0.92         0.03         0.92         0.02
    12/31/99                                            0.93         0.16          n/a          n/a
    12/31/98                                            0.95         0.38         0.95         0.38
    12/31/97                                            0.98         0.43         0.98         0.43
 4/01-12/31/96                                          1.00         0.59         1.11         0.48
5/15(a)-3/31/96                                         1.00         0.75         2.09        (0.34)
------------------------------------------------------------------------------------------------------------------------------------

(a)  Commencement of operations.
(b) Assumes investment at net asset value at the beginning of the period and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(c)  Annualized for periods less than one year.


                     See notes to the financial statements.

------------------------------------------------------------------------------------------------------------------------------------
JNL Series Trust
Financial Highlights
------------------------------------------------------------------------------------------------------------------------------------
                                                                          Increase (Decrease) from
                                                                           Investment Operations
                                                      Net Asset   -----------------------------------------       Distributions
                                                      Value         Net            Net Realized     Total from    from Net
     Period                                           Beginning     Investment     & Unrealized     Investment    Investment
     Ended                                            of Period     Income (Loss)  Gains (Losses)   Operations    Income
------------------------------------------------------------------------------------------------------------------------------------

T. Rowe Price/JNL Mid-Cap Growth Series

    12/31/00                                       $   23.71     $    (0.04)       $     1.67       $   1.63      $      -
    12/31/99                                           20.43          (0.05)             4.93           4.88             -
    12/31/98                                           17.37          (0.07)             3.80           3.73             -
    12/31/97                                           14.89          (0.03)             2.74           2.71             -
 4/01-12/31/96                                         13.43          (0.05)             1.92           1.87         (0.05)
5/15(a)-3/31/96                                        10.00           0.06              3.90           3.96             -

------------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price/JNL Value Series

5/01(a)-12/31/00                                       10.00           0.09              1.16           1.25         (0.09)

------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P Conservative Growth Series

1/26(a)-12/31/00                                       10.00           0.27             (0.73)         (0.46)            -

------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P Moderate Growth Series

1/13(a)-12/31/00                                       10.00           0.17             (0.98)         (0.81)            -

------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P Aggressive Growth Series

1/13(a)-12/31/00                                       10.00           0.05             (0.58)         (0.53)            -

------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P Conservative Growth Series I (d)

    12/31/00                                           12.45           0.11             (0.31)         (0.20)        (0.23)
    12/31/99                                           10.47          (0.06)             2.10           2.04         (0.06)
4/09(a)-12/31/98                                       10.00           0.38              0.09           0.47             -

------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P Moderate Growth Series I (d)

    12/31/00                                           13.42           0.03             (0.62)         (0.59)        (0.21)
    12/31/99                                           10.63          (0.11)             2.95           2.84         (0.05)
4/09(a)-12/31/98                                       10.00           0.36              0.27           0.63             -

------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
JNL Series Trust
Financial Highlights
------------------------------------------------------------------------------------------------------------------------------------
                                                     Distributions
                                                     from Net                                    Supplement Data
                                                     Realized                  -----------------------------------------------------
                                                     Gains on                  Net Asset                Net Assets,
     Period                                          Investment     Return of  Value, End    Total      End of Period    Portfolio
     Ended                                           Transactions   Capital    of Period     Return (b) (in thousands)   Turnover
------------------------------------------------------------------------------------------------------------------------------------


T. Rowe Price/JNL Mid-Cap Growth Series

    12/31/00                                        $  (1.87)      $    -    $   23.47         7.16%     $   419,796       47.90%
    12/31/99                                           (1.60)           -        23.71        24.01          286,502       56.68
    12/31/98                                           (0.67)           -        20.43        21.49          189,636       50.92
    12/31/97                                           (0.23)           -        17.37        18.21          127,052       41.43
 4/01-12/31/96                                         (0.36)           -        14.89        13.91           47,104       25.05
5/15(a)-3/31/96                                        (0.53)           -        13.43        40.06           10,545       66.04

------------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price/JNL Value Series

5/01(a)-12/31/00                                       (0.02)           -        11.14        12.54           26,446       44.84

------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P Conservative Growth Series

1/26(a)-12/31/00                                           -            -         9.54        (4.60)           8,737       18.17

------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P Moderate Growth Series

1/13(a)-12/31/00                                           -            -         9.19        (8.10)          21,489       14.96

------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P Aggressive Growth Series

1/13(a)-12/31/00                                           -            -         9.47        (5.30)          18,897       12.75

------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P Conservative Growth Series I (d)

    12/31/00                                           (0.19)           -        11.83        (1.55)         139,701       25.30
    12/31/99                                               -            -        12.45        19.52           72,998       12.96
4/09(a)-12/31/98                                           -            -        10.47         4.70           10,026       36.08

------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P Moderate Growth Series I (d)

    12/31/00                                           (0.25)           -        12.37        (4.35)         222,052       19.23
    12/31/99                                               -            -        13.42        26.74          110,608       17.15
4/09(a)-12/31/98                                           -            -        10.63         6.30           12,612       57.96

------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
JNL Series Trust
Financial Highlights
------------------------------------------------------------------------------------------------------------------------------------
                                                                                Assuming No
                                                                            Expense Reimbursement
                                                                           or Fees Paid Indirectly
                                                                 -------------------------------------------
                                                                 Ratio of Net                 Ratio of Net
                                                    Ratio of     Investment      Ratio of     Investment
                                                    Expenses to  Income (Loss)   Expenses to  Income (Loss)
     Period                                         Average Net  to Average      Average Net  to Average
     Ended                                          Assets(c)    Net Assets (c)  Assets (c)   Net Assets (c)
------------------------------------------------------------------------------------------------------------------------------------



T. Rowe Price/JNL Mid-Cap Growth Series

    12/31/00                                            1.02%       (0.20)%        n/a          n/a
    12/31/99                                            1.03        (0.28)         n/a          n/a
    12/31/98                                            1.04        (0.37)        1.04%       (0.37)%
    12/31/97                                            1.06        (0.26)        1.06        (0.26)
 4/01-12/31/96                                          1.10        (0.18)        1.14        (0.22)
5/15(a)-3/31/96                                         1.10         0.82         2.10        (0.18)

------------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price/JNL Value Series

5/01(a)-12/31/00                                        1.00         1.47         1.01          1.46

------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P Conservative Growth Series

1/26(a)-12/31/00                                        0.20         4.79          n/a          n/a

------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P Moderate Growth Series

1/13(a)-12/31/00                                        0.20         3.68          n/a          n/a

------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P Aggressive Growth Series

1/13(a)-12/31/00                                        0.20         0.99          n/a          n/a

------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P Conservative Growth Series I (d)

    12/31/00                                            0.20         3.53          n/a          n/a
    12/31/99                                            0.20         3.97          n/a          n/a
4/09(a)-12/31/98                                        0.20        14.15          n/a          n/a

------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P Moderate Growth Series I (d)

    12/31/00                                            0.20         2.61          n/a          n/a
    12/31/99                                            0.20         2.99          n/a          n/a
4/09(a)-12/31/98                                        0.20        13.74          n/a          n/a

------------------------------------------------------------------------------------------------------------------------------------

(a)  Commencement of operations.
(b) Assumes investment at net asset value at the beginning of the period and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(c)  Annualized for periods less than one year.
(d) Certain prior year amounts have been reclassified in conformity with the current year's presentation.


                     See notes to the financial statements.

------------------------------------------------------------------------------------------------------------------------------------
JNL Series Trust
Financial Highlights
------------------------------------------------------------------------------------------------------------------------------------
                                                                          Increase (Decrease) from
                                                                           Investment Operations
                                                      Net Asset   -----------------------------------------       Distributions
                                                      Value         Net            Net Realized     Total from    from Net
     Period                                           Beginning     Investment     & Unrealized     Investment    Investment
     Ended                                            of Period     Income (Loss)  Gains (Losses)   Operations    Income
------------------------------------------------------------------------------------------------------------------------------------

JNL/S&P Aggressive Growth Series I (d)

    12/31/00                                        $  14.69     $    (0.10)        $   (1.28)      $  (1.38)      $ (0.17)
    12/31/99                                           10.88          (0.15)             4.00           3.85         (0.04)
4/09(a)-12/31/98                                       10.00           0.27              0.61           0.88             -

------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P Very Aggressive Growth Series I (d)

    12/31/00                                           16.61          (0.29)            (2.56)         (2.85)        (0.18)
    12/31/99                                           11.19          (0.21)             5.68           5.47         (0.04)
4/09(a)-12/31/98                                       10.00           0.24              0.95           1.19             -

------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P Equity Growth Series I (d)

    12/31/00                                           15.21          (0.18)            (1.96)         (2.14)        (0.15)
    12/31/99                                           10.64          (0.18)             4.77           4.59         (0.02)
4/09(a)-12/31/98                                       10.00           0.21              0.43           0.64             -

------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P Equity Aggressive Growth Series I (d)

    12/31/00                                           15.56          (0.21)            (2.17)         (2.38)        (0.17)
    12/31/99                                           10.75          (0.16)             5.02           4.86         (0.05)
4/09(a)-12/31/98                                       10.00           0.21              0.54           0.75             -

------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P Conservative Growth Series II (d)

    12/31/00                                           11.01           0.16             (0.80)         (0.64)        (0.30)
    12/31/99                                            9.54           0.06              1.48           1.54         (0.07)
 4/09(a)-12/31/98                                      10.00           0.23             (0.69)         (0.46)            -

------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P Moderate Growth Series II (d)

    12/31/00                                           12.49           0.06             (0.88)         (0.82)        (0.17)
    12/31/99                                           10.22           0.05              2.28           2.33         (0.06)
4/09(a)-12/31/98                                       10.00           0.17              0.05           0.22               -

------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
JNL Series Trust
Financial Highlights
------------------------------------------------------------------------------------------------------------------------------------
                                                     Distributions
                                                     from Net                                    Supplement Data
                                                     Realized                  -----------------------------------------------------
                                                     Gains on                  Net Asset                Net Assets,
     Period                                          Investment     Return of  Value, End    Total      End of Period    Portfolio
     Ended                                           Transactions   Capital    of Period     Return (b) (in thousands)   Turnover
------------------------------------------------------------------------------------------------------------------------------------


JNL/S&P Aggressive Growth Series I (d)

    12/31/00                                        $  (0.28)     $     -     $  12.86        (9.37)%    $    95,075       24.94%
    12/31/99                                               -            -        14.69        35.38           41,329       26.50
4/09(a)-12/31/98                                           -            -        10.88         8.80            4,425      126.18

------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P Very Aggressive Growth Series I (d)

    12/31/00                                           (0.50)           -        13.08       (17.16)          57,841       29.95
    12/31/99                                           (0.01)           -        16.61        48.86           23,588      141.89
4/09(a)-12/31/98                                           -            -        11.19        11.90            2,441      121.03

------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P Equity Growth Series I (d)

    12/31/00                                           (0.33)           -        12.59       (14.06)         135,523       28.83
    12/31/99                                               -            -        15.21        43.19           60,879       34.62
4/09(a)-12/31/98                                           -            -        10.64         6.40            5,035       72.69

------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P Equity Aggressive Growth Series I (d)

    12/31/00                                           (0.42)           -        12.59       (15.27)          40,471       28.62
    12/31/99                                               -            -        15.56        45.25           18,680       41.60
4/09(a)-12/31/98                                           -            -        10.75         7.50            3,238       67.88

------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P Conservative Growth Series II (d)

    12/31/00                                               -            -        10.07        (5.77)           9,867       25.52
    12/31/99                                               -            -        11.01        16.14            6,513       55.32
 4/09(a)-12/31/98                                          -            -         9.54        (4.60)           1,701      369.99

------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P Moderate Growth Series II (d)

    12/31/00                                           (0.28)           -        11.22        (6.57)          17,884       18.92
    12/31/99                                               -            -        12.49        22.77           10,450       38.38
4/09(a)-12/31/98                                           -            -        10.22         2.20            2,856      103.28

------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
JNL Series Trust
Financial Highlights
------------------------------------------------------------------------------------------------------------------------------------
                                                                                Assuming No
                                                                            Expense Reimbursement
                                                                           or Fees Paid Indirectly
                                                                 -------------------------------------------
                                                                 Ratio of Net                 Ratio of Net
                                                    Ratio of     Investment      Ratio of     Investment
                                                    Expenses to  Income (Loss)   Expenses to  Income (Loss)
     Period                                         Average Net  to Average      Average Net  to Average
     Ended                                          Assets(c)    Net Assets (c)  Assets (c)   Net Assets (c)
------------------------------------------------------------------------------------------------------------------------------------



JNL/S&P Aggressive Growth Series I (d)

    12/31/00                                            0.20%        1.62%         n/a          n/a
    12/31/99                                            0.20         1.22          n/a          n/a
4/09(a)-12/31/98                                        0.20         7.34          n/a          n/a

------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P Very Aggressive Growth Series I (d)

    12/31/00                                            0.20         0.54          n/a          n/a
    12/31/99                                            0.20        (0.13)         n/a          n/a
4/09(a)-12/31/98                                        0.20         5.73          n/a          n/a

------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P Equity Growth Series I (d)

    12/31/00                                            0.20         0.52          n/a          n/a
    12/31/99                                            0.20        (0.01)         n/a          n/a
4/09(a)-12/31/98                                        0.20         6.93          n/a          n/a

------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P Equity Aggressive Growth Series I (d)

    12/31/00                                            0.20         0.56          n/a          n/a
    12/31/99                                            0.20        (0.09)         n/a          n/a
4/09(a)-12/31/98                                        0.20         7.01          n/a          n/a

------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P Conservative Growth Series II (d)

    12/31/00                                            0.20         3.03          n/a          n/a
    12/31/99                                            0.20         3.31          n/a          n/a
 4/09(a)-12/31/98                                       0.20         2.29          n/a          n/a

------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P Moderate Growth Series II (d)

    12/31/00                                            0.20         2.15          n/a          n/a
    12/31/99                                            0.20         2.15          n/a          n/a
4/09(a)-12/31/98                                        0.20         4.09          n/a          n/a

------------------------------------------------------------------------------------------------------------------------------------


(a)  Commencement of operations.
(b) Assumes investment at net asset value at the beginning of the period and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(c)  Annualized for periods less than one year.
(d) Certain prior year amounts have been reclassified in conformity with the current year's presentation.

                     See notes to the financial statements.

------------------------------------------------------------------------------------------------------------------------------------
JNL Series Trust
Financial Highlights
------------------------------------------------------------------------------------------------------------------------------------
                                                                          Increase (Decrease) from
                                                                           Investment Operations
                                                      Net Asset   -----------------------------------------       Distributions
                                                      Value         Net            Net Realized     Total from    from Net
     Period                                           Beginning     Investment     & Unrealized     Investment    Investment
     Ended                                            of Period     Income (Loss)  Gains (Losses)   Operations    Income
------------------------------------------------------------------------------------------------------------------------------------

JNL/S&P Aggressive Growth Series II (d)

    12/31/00                                        $  12.92      $   (0.01)        $   (1.16)      $  (1.17)      $ (0.14)
    12/31/99                                           10.05          (0.01)             2.89           2.88         (0.01)
4/09(a)-12/31/98                                       10.00           0.10             (0.05)          0.05             -

------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P Very Aggressive Growth Series II (d)

    12/31/00                                           15.37          (0.07)            (1.91)         (1.98)        (0.22)
    12/31/99                                           10.80          (0.07)             4.65           4.58             -
4/09(a)-12/31/98                                       10.00           0.07              0.73           0.80             -

------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P Equity Growth Series II (d)

    12/31/00                                           13.67          (0.11)            (1.31)         (1.42)        (0.10)
    12/31/99                                           10.04          (0.05)             3.69           3.64         (0.01)
4/09(a)-12/31/98                                       10.00           0.08             (0.04)          0.04             -

------------------------------------------------------------------------------------------------------------------------------------
 JNL/S&P Equity Aggressive Growth Series II (d)

    12/31/00                                           14.44          (0.17)            (1.45)         (1.62)        (0.07)
    12/31/99                                           10.36          (0.05)             4.15           4.10         (0.02)
4/09(a)-12/31/98                                       10.00           0.07              0.29           0.36             -

------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
JNL Series Trust
Financial Highlights
------------------------------------------------------------------------------------------------------------------------------------
                                                     Distributions
                                                     from Net                                    Supplement Data
                                                     Realized                  -----------------------------------------------------
                                                     Gains on                  Net Asset                Net Assets,
     Period                                          Investment     Return of  Value, End    Total      End of Period    Portfolio
     Ended                                           Transactions   Capital    of Period     Return (b) (in thousands)   Turnover
------------------------------------------------------------------------------------------------------------------------------------


JNL/S&P Aggressive Growth Series II (d)

    12/31/00                                        $  (0.25)      $    -    $   11.36        (9.04)%    $     6,257       42.75%
    12/31/99                                               -            -        12.92        28.66            3,379       72.67
4/09(a)-12/31/98                                           -            -        10.05         0.50              267      165.71

------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P Very Aggressive Growth Series II (d)

    12/31/00                                           (0.72)           -        12.45       (12.86)           4,395       21.22
    12/31/99                                           (0.01)           -        15.37        42.42            3,122      145.99
4/09(a)-12/31/98                                           -            -        10.80         8.00              155      208.66

------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P Equity Growth Series II (d)

    12/31/00                                           (0.26)           -        11.89       (10.35)          11,243       18.49
    12/31/99                                               -            -        13.67        36.29            4,733       59.07
4/09(a)-12/31/98                                           -            -        10.04         0.40              600      121.14

------------------------------------------------------------------------------------------------------------------------------------
 JNL/S&P Equity Aggressive Growth Series II (d)

    12/31/00                                           (0.29)           -        12.46       (11.18)           3,475       17.61
    12/31/99                                               -            -        14.44        39.61              946      202.45
4/09(a)-12/31/98                                           -            -        10.36         3.60              224      157.21

------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
JNL Series Trust
Financial Highlights
------------------------------------------------------------------------------------------------------------------------------------
                                                                                Assuming No
                                                                            Expense Reimbursement
                                                                           or Fees Paid Indirectly
                                                                 -------------------------------------------
                                                                 Ratio of Net                 Ratio of Net
                                                    Ratio of     Investment      Ratio of     Investment
                                                    Expenses to  Income (Loss)   Expenses to  Income (Loss)
     Period                                         Average Net  to Average      Average Net  to Average
     Ended                                          Assets(c)    Net Assets (c)  Assets (c)   Net Assets (c)
------------------------------------------------------------------------------------------------------------------------------------


JNL/S&P Aggressive Growth Series II (d)

    12/31/00                                            0.20%        1.53%         n/a          n/a
    12/31/99                                            0.20         1.26          n/a          n/a
4/09(a)-12/31/98                                        0.20         2.19          n/a          n/a

------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P Very Aggressive Growth Series II (d)

    12/31/00                                            0.20         0.59          n/a          n/a
    12/31/99                                            0.20        (0.07)         n/a          n/a
4/09(a)-12/31/98                                        0.20         0.91          n/a          n/a

------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P Equity Growth Series II (d)

    12/31/00                                            0.20         0.62          n/a          n/a
    12/31/99                                            0.20         0.20          n/a          n/a
4/09(a)-12/31/98                                        0.20         1.82          n/a          n/a

------------------------------------------------------------------------------------------------------------------------------------
 JNL/S&P Equity Aggressive Growth Series II (d)

    12/31/00                                            0.20         0.71          n/a          n/a
    12/31/99                                            0.20         0.00          n/a          n/a
4/09(a)-12/31/98                                        0.20         1.22          n/a          n/a

------------------------------------------------------------------------------------------------------------------------------------

(a)  Commencement of operations.
(b) Assumes investment at net asset value at the beginning of the period and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(c)  Annualized for periods less than one year.
(d) Certain prior year amounts have been reclassified in conformity with the current year's presentation.

                      See notes the financial statements.

                                   PROSPECTUS


                                __________, 2001


                                JNL SERIES TRUST

You can find more information about the Trust in:


         o The Trust's Statement of Additional Information (SAI) dated______, 2001, which contains further information about the Trust and the Series, particularly their investment practices and restrictions. The current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated into the Prospectus by reference (which means the SAI is legally part of the Prospectus).


         o The Trust's Annual and Semi-Annual Reports to shareholders, which show the Series' actual investments and include financial statements as of the close of the particular annual or semi-annual period. The Annual Report also discusses the market conditions and investment strategies that significantly affected each Series' performance during the year covered by the report.

You can obtain a copy of the current SAI or the most recent Annual or Semi-Annual Reports without charge, or make other inquiries, by calling (800) 766-4683, or writing the JNL Series Trust Service Center, P.O. Box 378002, Denver, Colorado 80237-8003.

You can also obtain information about the Trust (including its current SAI and most recent Annual and Semi-Annual Reports) from the SEC's Internet site (http://www.sec.gov), by electronic request (publicinfo@sec.gov) or by writing the SEC's Public Reference Section Washington, D.C., 20549-0102. You can find out about the operation of the Public Reference Section and copying charges by calling 1-202-942-8090.

                                     The Trust's SEC file number is: 811-8894


--------
* The JNL/Janus Global Equities Series (the "Series") has been closed to new contract holders since September 1, 2000. The Series is still available to contract holders who purchased their contract prior to September 1, 2000, even if the contract holder does not have a current allocation in the Series. The Series is also available to both new and existing contract holders as an underlying series of the JNL/S&P Conservative Growth Series I, the JNL/S&P Moderate Growth Series I, the JNL/S&P Aggressive Growth Series I, the JNL/S&P Very Aggressive Growth Series I, the JNL/S&P Equity Growth Series I, the JNL/S&P Equity Aggressive Growth Series I, the JNL/S&P Conservative Growth Series II, the JNL/S&P Moderate Growth Series II, the JNL/S&P Aggressive Growth Series II, the JNL/S&P Very Aggressive Growth Series II, the JNL/S&P Equity Growth Series II, the JNL/S&P Equity Aggressive Growth Series II, the JNL/S&P Conservative Growth Series, the JNL/S&P Moderate Growth Series and the JNL/S&P Aggressive Growth Series.

                       STATEMENT OF ADDITIONAL INFORMATION


                             ________________, 2001


                                JNL SERIES TRUST




================================================================================

         This Statement of Additional Information (the "SAI") is not a prospectus. It contains information in addition to and more detailed than set forth in the Prospectus and should be read in conjunction with the JNL Series Trust Prospectus dated________, 2001(the "Prospectus"). Not all Series described in this SAI may be available for investment. The Prospectus may be obtained at no charge by calling (800) 766-4683, or writing JNL Series Trust, P.O. Box 378002, Denver, Colorado 80237-8002.

================================================================================





                                TABLE OF CONTENTS

General Information and History                                            2
Common Types of Investments and Management Practices                       2
Additional Risk Considerations                                            19
Investment Restrictions Applicable to all Series                          24
Trustees and Officers of the Trust                                        31
Performance                                                               34
Investment Adviser and Other Services                                     40
Purchases, Redemptions and Pricing of Shares                              57
Additional Information                                                    59
Tax Status                                                                60
Financial Statements                                                      62
Appendix A - Ratings of Investments                                      A-1

                         GENERAL INFORMATION AND HISTORY

         The JNL Series Trust (the "Trust") is an open-end management investment company organized under the laws of the Commonwealth of Massachusetts, by a Declaration of Trust dated June 1, 1994. The Trust offers shares in separate Series, each with its own investment objective.

              COMMON TYPES OF INVESTMENTS AND MANAGEMENT PRACTICES

         This section describes some of the types of securities a Series may hold in its portfolio and the various kinds of investment practices that may be used in day-to-day portfolio management. A Series may invest in the following securities or engage in the following practices to the extent that such securities and practices are consistent with the Series' investment objective(s) and policies described in the Prospectus and in this SAI.

Asset-Backed Securities. A Series may invest in asset-backed securities, which include mortgage-backed securities. Asset-backed securities represent interests in pools of consumer loans and most are structured as pass-through securities. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit support provided to the securities. The rate of principal payment on asset-backed securities generally depends on the rate of principal payments received on the underlying assets, which in turn may be affected by a variety of economic and other factors. As a result, the yield on any asset-backed security is difficult to predict with precision and actual yield to maturity may be more or less than the anticipated yield to maturity. A sub-adviser considers estimated prepayment rates in calculating the average weighted maturities of the Series. Unscheduled prepayments are more likely to accelerate during periods of declining long-term interest rates. In the event of a prepayment during a period of declining interest rates, a Series may be required to invest the unanticipated proceeds at a lower interest rate. Prepayments during such periods will also limit a Series' ability to participate in as large a market gain as may be experienced with a comparable security not subject to prepayment.

         Asset-backed securities may be classified as pass-through certificates or collateralized obligations. Pass-through certificates are asset-backed securities that represent an undivided fractional ownership interest in an underlying pool of assets. Pass-through certificates usually provide for payments of principal and interest received to be passed through to their holders, usually after deduction for certain costs and expenses incurred in administering the pool. Because pass-through certificates represent an ownership interest in the underlying assets, the holders thereof directly bear the risk of any defaults by the obligors on the underlying assets not covered by any credit support.

         Asset-backed securities issued in the form of debt instruments, also known as collateralized obligations, are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Such assets are most often trade, credit card or automobile receivables. The assets collateralizing such asset-backed securities are pledged to a trustee or custodian for the benefit of the holders hereof. Such issuers generally hold no assets other than those underlying the asset-backed securities and any credit support provided. As a result, although payments on such asset-backed securities are obligations of the issuers, in the event of defaults on the underlying assets not covered by any credit support, the issuing entities are unlikely to have sufficient assets to satisfy their obligations on the related asset-backed securities.

Bank Obligations. A Series may invest in bank obligations, which include certificates of deposit, bankers' acceptances, and other short-term debt obligations. Certificates of deposit are short-term obligations of commercial banks. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with international commercial transactions. Certificates of deposit may have fixed or variable rates. The Series may invest in U.S. banks, foreign branches of U.S. banks, U.S. branches of foreign banks, and foreign branches of foreign banks.


Borrowing and Lending. A Series may borrow money from banks for temporary or emergency purposes in amounts up to 25% of its total assets, except that AIM/JNL Value II Series, AIM/JNL Small Cap Growth Series and AIM/JNL Large Cap Growth Series may borrow up to 33 1/3% of its total assets. To secure borrowings, a Series may mortgage or pledge securities in amounts up to 15% of its net assets.


A Series also may effect simultaneous purchase and sale transactions that are known as "sale-buybacks." A sale-buyback is similar to a reverse repurchase agreement, except that in a sale-buyback, the counterparty who purchases the security is entitled to receive any principal or interest payments made on the underlying security pending settlement of the Series' repurchase of the underlying security. A Series' obligations under a sale-buyback typically would be offset by liquid assets equal in value to the amount of the Series' forward commitment to repurchase the subject security.

Brady Bonds. A Series may invest in Brady Bonds. Brady Bonds are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructurings under a debt restructuring plan introduced by former U.S. Security of Treasurer, Nicholas F. Brady (the "Brady Plan"). Brady Plan debt restructurings have been implemented in a number of countries, including: Argentina, Bolivia, Bulgaria, Costa Rica, the Dominican Republic, Ecuador, Jordan, Mexico, Niger, Nigeria, the Philippines, Poland, Uruguay and Venezuela. In addition, Brazil has concluded a Brady-like plan. It is expected that other countries will undertake a Brady Plan in the future, including Panama and Peru.

         Brady Bonds do not have a long payment history. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily in U.S. dollars) and are actively traded in the over-the-counter secondary market. Brady Bonds are not considered to be U.S. Government securities. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized on a one-year or longer rolling-forward basis by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year's interest payments based on the applicable interest rate at that time and is adjusted to at least one year's interest payments based on applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Brady Bonds are often viewed as having three or four valuation components: 1) the collateralized repayment of principal at final maturity; 2) the collateralized interest payments; 3) the uncollateralized interest payments; and
(4) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk").

         Brady Bonds involve various risk factors including residual risk and the history of default with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds. There can be no assurance that Brady Bonds in which the Series may invest will not be subject to restructuring arrangements or to requests for new credit, which may cause the Series to suffer a loss of interest or principal on any of its holdings.

         Investments in sovereign debt can involve a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of the debt.

Cash Position. A Series may hold a certain portion of its assets in repurchase agreements and money market securities maturing in one year or less that are rated in one of the two highest rating categories by a nationally recognized statistical rating organization. For temporary, defensive purposes, a Series may invest without limitation in such securities. This reserve position provides flexibility in meeting redemptions, expenses, and the timing of new investments, and serves as a short-term defense during periods of unusual market volatility.

Collateralized Mortgage Obligations (CMOs). A Series may invest in CMOs, which are bonds that are collateralized by whole loan mortgages or mortgage pass-through securities. The bonds issued in a CMO transaction are divided into groups, and each group of bonds is referred to as a "tranche." Under the traditional CMO structure, the cash flows generated by the mortgages or mortgage pass-through securities in the collateral pool are used to first pay interest and then pay principal to the CMO bondholders. The bonds issued under a CMO structure are retired sequentially as opposed to the pro rata return of principal found in traditional pass-through obligations. Subject to the various provisions of individual CMO issues, the cash flow generated by the underlying collateral (to the extent it exceeds the amount required to pay the stated interest) is used to retire the bonds. Under the CMO structure, the repayment of principal among the different tranches is prioritized in accordance with the terms of the particular CMO issuance. The "fastest-pay" tranche of bonds, as specified in the prospectus for the issue, would initially receive all principal payments. When that tranche of bonds is retired, the next tranche, or tranches, in the sequence, as specified in the prospectus, receive all of the principal payments until they are retired. The sequential retirement of bonds groups continues until the last tranche, or group of bonds, is retired. Accordingly, the CMO structure allows the issuer to use cash flows of long maturity, monthly-pay collateral to formulate securities with short, intermediate and long final maturities and expected average lives. Depending on the type of CMOs in which the Series invests, the investment may be subject to a greater or lesser risk of prepayment than other types of mortgage-related securities.

         The primary risk of any mortgage security is the uncertainty of the timing of cash flows. For CMOs, the primary risk results from the rate of prepayments on the underlying mortgages serving as collateral. An increase or decrease in prepayment rates (resulting primarily from a decrease or increase in mortgage interest rates) will affect the yield, average life, and price of CMOs. The prices of certain CMOs, depending on their structure and the rate of prepayments, can be volatile. Some CMOs may also not be as liquid as other securities.

Commercial Paper. A Series may invest in commercial paper.  Commercial paper are
short-term  promissory  notes  issued  by  corporations   primarily  to  finance
short-term credit needs. Certain notes may have floating or variable rates.

Common and Preferred Stocks. A Series may invest in common and/or preferred stocks. Stocks represent shares of ownership in a company. Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated. After other claims are satisfied, common stockholders participate in company profits on a pro rata basis; profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company's stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities. While most preferred stocks pay a dividend, a Series may purchase preferred stock where the issuer has omitted, or is in danger of omitting, payment of its dividend. Such investments would be made primarily for their capital appreciation potential. Although common and preferred stocks have a history of long-term growth in value, their prices tend to fluctuate in the short term, particularly those of smaller companies.

Convertible Securities and Warrants. A Series may invest in debt or preferred equity securities convertible into or exchangeable for equity securities. Traditionally, convertible securities have paid dividends or interest at rates higher than common stocks but lower than non-convertible securities. They generally participate in the appreciation or depreciation of the underlying stock into which they are convertible, but to a lesser degree. In recent years, convertibles have been developed which combine higher or lower current income with options and other features. Warrants are options to buy a stated number of shares of common stock at a specified price any time during the life of the warrants (generally, two or more years).

Catastrophe Bonds. A Series may invest in catastrophe bonds, which are fixed income securities for which the return of principal and payment of interest is contingent on the non-occurrence of a specific "trigger" event, such as a hurricane, earthquake, or other physical or weather-related phenomenon. If a trigger event occurs, a Series may lose a portion or all of its principal invested in the bond. Catastrophe bonds often provide for an extension of maturity to process and audit loss claims where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. Catastrophe bonds may also expose the Series to certain unanticipated risks including credit risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences. Catastrophe bonds may also be subject to liquidity risks.

Diversification. Certain of the Series are diversified companies, as such term is defined under the Investment Company Act of 1940, as amended (the "1940 Act"). A Series that is a diversified company under the 1940 Act will have at least 75% of the value of its total assets represented by:

o        cash and cash items (including receivables),
o        Government securities,
o        securities of other investment companies, and
o other securities limited in respect to any one issuer to not more than 5% of the value of the Series' total assets and to not more than 10% of the outstanding voting securities of such issuer.

         These percentage limitations are measured at the time that a Series acquires a security, and a Series will not lose its diversification status if the Series' holdings exceed these percentages because of post-acquisition changes in security prices.

Equity Swaps. Equity swap contracts offer an opportunity to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to an equity swap contract will typically be a bank, investment banking firm or broker/dealer. The counterparty will generally agree to pay the Series the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks. The Series will agree to pay to the counterparty a floating rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Series on any equity swap contract should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Series on the notional amount.

         The Series will enter into equity swaps only on a net basis, which means that the two payment streams are netted out, with the Series receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is limited to the net amount of payments that is contractually obligated to be made. If the other party to an equity swap defaults, the Series' risk of loss consists of the net amount of payments that such Series is contractually entitled to receive, if any. The net amount of the excess, if any, of the Series' obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess will be maintained in a segregated account by the Series' custodian. Inasmuch as these transactions are entered into for hedging purposes or are offset by segregated cash or liquid assets, as permitted by applicable law, the Series will not treat them as being subject to the Series' borrowing restrictions.

Fixed-Income Securities. A Series may invest in fixed-income securities of companies which meet the investment criteria for the Series. The price of fixed-income securities fluctuates with changes in interest rates, generally rising when interest rates fall and falling when interest rates rise. Prices of longer-term securities generally increase or decrease more sharply than those of shorter-term securities in response to interest rate changes.

Floating Rate Obligations. The Fund may purchase floating rate obligations, including floating rate demand notes and bonds. The Fund may invest in floating rate obligations whose interest rates are adjusted either at predesignated periodic intervals or whenever there is a change in the market rate to which the security's interest rate is tied. The Fund may also purchase floating rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of 397 days, but which permit the holder to demand payment of principal at any time, or at specified intervals not exceeding 397 days, in each case upon not more than 30 days' notice.

Foreign Currency Transactions. A Series that may invest in foreign currency-denominated securities also may purchase and sell foreign currency options and foreign currency futures contracts and related options (see "Derivative Instruments"), and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through forward currency contracts ("forwards") with terms generally of less than one year. A Series may engage in these transactions in order to protect against uncertainty in the level of future foreign exchange rates in the purchase and sale of securities. A Series may also use foreign currency options and foreign currency forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.

A forward involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts may be bought or sold to protect a Series against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar or to increase exposure to a particular foreign currency. Although forwards are intended to minimize the risk of loss due to a decline in the value of the hedged currencies, at the same time, they tend to limit any potential gain which might result should the value of such currencies increase. Forwards will be used primarily to adjust the foreign exchange exposure of each Series with a view to protecting the outlook, and the Series might be expected to enter into such contracts under the following circumstances:

         Lock In. When a Series desires to lock in the U.S. dollar price on the purchase or sale of a security denominated in a foreign currency.

         Cross Hedge. If a particular currency is expected to decrease against another currency, a Series may sell the currency expected to decrease and purchase a currency which is expected to increase against the currency sold in an amount approximately equal to some or all of the Fund's portfolio holdings denominated in the currency sold.

         Direct Hedge. If a Series wants to a eliminate substantially all of the risk of owning a particular currency, and/or if the sub-adviser thinks that a Series can benefit from price appreciation in a given country's bonds but does not want to hold the currency, it may employ a direct hedge back into the U.S. dollar. In either case, a Series would enter into a forward contract to sell the currency in which a portfolio security is denominated and purchase U.S. dollars at an exchange rate established at the time it initiated the contract. The cost of the direct hedge transaction may offset most, if not all, of the yield advantage offered by the foreign security, but a Series would hope to benefit from an increase (if any) in value of the bond.

         Proxy Hedge. A Series might choose to use a proxy hedge, which may be less costly than a direct hedge. In this case, a Series, having purchased a security, will sell a currency whose value is believed to be closely linked to the currency in which the security is denominated. Interest rates prevailing in the country whose currency was sold would be expected to be closer to those in the U.S. and lower than those of securities denominated in the currency of the original holding. This type of hedging entails greater risk than a direct hedge because it is dependent on a stable relationship between the two currencies paired as proxies and the relationships can be very unstable at times.

Foreign Securities. A Series may invest in foreign securities. Investors should realize that investing in foreign securities involves certain special considerations which are not typically associated with investing in U.S. securities. These include non-U.S. dollar-denominated securities traded principally outside the U.S. and U.S. dollar-denominated securities traded in the U.S. (such as American Depositary Receipts). Such investments increase a Series' diversification and may enhance return, but they also involve some special risks such as exposure to potentially adverse local political and economic developments; nationalization and exchange controls; potentially lower liquidity and higher volatility; possible problems arising from accounting, disclosure, settlement, and regulatory practices that differ from U.S. standards; and the chance that fluctuations in foreign exchange rates will decrease the investment's value (favorable changes can increase its value). In addition, foreign securities purchased by the Series, may be subject to foreign government taxes, higher custodian fees, higher brokerage commissions and dividend collection fees. Foreign government securities are issued or guaranteed by a foreign government, province, instrumentality, political subdivision or similar unit thereof.

Futures and Options. Futures contracts are often used to manage risk, because they enable the investor to buy or sell an asset in the future at an agreed upon price. Options give the investor the right, but not the obligation, to buy or sell an asset at a predetermined price in the future. A Series may buy and sell futures contracts (and options on such contracts) to manage its exposure to changes in securities prices and foreign currencies and as an efficient means of adjusting overall exposure to certain markets. A Series may purchase or sell call and put options on securities, financial indices, and foreign currencies, and may invest in futures contracts on foreign currencies and financial indices, including interest rates or an index of U.S. Government securities, foreign government securities or equity or fixed-income securities.

         Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower a Series' total return; and the potential loss from the use of futures can exceed the Series' initial investment in such contracts. These instruments may also be used for non-hedging purposes such as increasing a Series' income.

         The Series' use of commodity futures and commodity options trading should not be viewed as providing a vehicle for shareholder participation in a commodity pool. Rather, in accordance with regulations adopted by the Commodity Futures Trading Commission (CFTC), a Series will employ such techniques only for
(1) hedging purposes, or (2) otherwise, to the extent that aggregate initial margin and required premiums do not exceed 5 percent of the Series' net assets.

         Foreign government securities are issued or guaranteed by a foreign government, province, instrumentality, political subdivision or similar unit thereof.

High-Yield Bonds. A Series may invest its assets in fixed-income securities offering high current income that are in the lower-rated categories of recognized rating agencies or, if not rated, considered to be of comparable quality. These lower-rated fixed-income securities are considered, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation and generally will involve more credit risk than securities in the higher rated categories. High-yield bonds are commonly referred to as "junk bonds."

         High-yield securities frequently are issued by corporations in the growth stage of their development. They may also be issued in connection with a corporate reorganization or a corporate takeover. Companies that issue such high-yielding securities often are highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risk associated with acquiring the securities of such issuers generally is greater than is the case with higher rated securities. For example, during an economic downturn or recession, highly leveraged issuers of high-yield securities may experience financial stress. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific corporate developments, or the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. Adverse publicity and investor perceptions regarding lower rated bonds, whether or not based upon fundamental analysis, may also depress the price for such securities. The risk of loss from default by the issuer is significantly greater for the holders of high-yield securities because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

The use of credit ratings as the sole method of evaluating high yield securities can involve certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield securities. Also, credit rating agencies may fail to change credit ratings in a timely fashion to reflect events since the security was last rated. A Series may not rely solely on credit ratings when selecting securities for the Series, and develops its own independent analysis of issuer credit quality. If a credit rating agency changes the rating of a portfolio security held by a Series, the Series may retain the portfolio security if the Series deems it in the best interest of shareholders.

Hybrid Instruments. A Series may purchase hybrid instruments, which combine the elements of futures contracts or options with those of debt, preferred equity or a depository instrument. Often these hybrid instruments are indexed to the price of a commodity, a particular currency, or a domestic or foreign debt or equity securities index. Hybrid instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity.

Illiquid Securities. A Series may hold illiquid investments. Illiquid investments are investments that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the price at which they are valued. Illiquid investments generally include: repurchase agreements not terminable within seven days; securities for which market quotations are not readily available; restricted securities not determined to be liquid in accordance with guidelines established by the Trust's Board of Trustees; over-the-counter (OTC) options and, in certain instances, their underlying collateral; and securities involved in swap, cap, collar and floor transactions.

Inflation-Indexed Bonds. A Series may purchase inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Such bonds generally are issued at an interest rate lower than typical bonds, but are expected to retain their principal value over time. The interest rate on these bonds is fixed at issuance, but over the life of the bond the interest may be paid on an increasing principal value, which has been adjusted for inflation.

         Inflation-indexed securities issued by the U.S. Treasury have maturities of ten years, although it is anticipated that securities with other maturities will be issued in the future. The securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount.

         If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Series may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

         The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

         The periodic adjustment of U.S. inflation-index bonds is tied to the Consumer Price-Index for Urban Consumers (CPI-U), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

         Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Investment Companies. A Series may invest in investment companies to the extent permitted under the 1940 Act. As a shareholder in an investment company, the Series would bear its pro rata share of that investment company's expenses, which could result in duplication of certain fees, including management and administrative fees.

         A Series may invest cash balances into investment companies managed by a common investment adviser or its affiliates. A Series' investments in any such fund will not be subject to any additional fees, including management and administrative fees.

Mortgage-Backed Securities. A Series may invest in mortgage-backed securities. Mortgage-backed securities are securities representing an interest in a pool of mortgages. The mortgages may be of a variety of types, including adjustable rate, conventional 30-year, fixed-rate, graduated payment, and 15-year. Principal and interest payments made on the mortgages in the underlying mortgage pool of a mortgage-backed security held by a Series are passed through to the Series. This is in contrast to traditional bonds where principal is normally paid back at maturity in a lump sum. Unscheduled prepayments of principal shorten the securities' weighted average life and may lower their total return. (When a mortgage in the underlying mortgage pool is prepaid, an unscheduled principal prepayment is passed through to the Series. This principal is returned to the Series at par. As a result, if a mortgage security were trading at a discount, its total return would be increased by prepayments). The value of these securities also may change because of changes in the market's perception of the creditworthiness of the issuer. In addition, the mortgage securities market in general may be adversely affected by changes in governmental regulation or tax policies.

Mortgage Dollar Rolls. A Series may enter into mortgage dollar rolls in which a Series sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, a Series foregoes principal and interest paid on the mortgage-backed securities. A Series is compensated by the interest earned on the cash proceeds of the initial sale and from negotiated fees paid by brokers offered as an inducement to the Series to "roll over" its purchase commitments. A Series may only enter into covered rolls. A "covered roll" is a specific type of dollar roll for which there is an offsetting cash position which matures on or before the forward settlement date of the dollar roll transaction. At the time a Series enters into a mortgage "dollar roll," it will establish an account with its custodian bank in which it will maintain cash, U.S. Government securities or other liquid assets equal in value to its obligations in respect of dollar rolls, and accordingly, such dollar rolls will not be considered borrowings. Mortgage dollar rolls involve the risk that the market value of the securities the Series is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Series' use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Series' obligation to repurchase the securities.

Participations and Assignments. A Series may invest in fixed- and floating-rate loans (Loans) arranged through private negotiations between a corporate borrower or a foreign sovereign entity and one or more financial institutions (Lenders). A Series may invest in such Loans in the form of participations in Loans (Participations) and assignments of all or a portion of Loans from third parties (Assignments). Participations typically will result in a Series having a contractual relationship only with the Lender, not with the borrower. A Series will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, a Series generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and a Series may not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, a Series will assume the credit risk of both the borrower and the Lender that is selling the Participation. In the event of the insolvency of the Lender selling a Participation, a Series may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower. A Series will acquire Participations only if the Lender interpositioned between a Series and the borrower is determined by the sub-adviser to be creditworthy. When a Series purchases Assignments from Lenders, a Series will acquire direct rights against the borrower on the Loan, except that under certain circumstances such rights may be more limited than those held by the assigning Lender.

         A Series may have difficulty disposing of Assignments and Participations. Because the market for such instruments is not highly liquid, a Series anticipates that such instruments could be sold only to a limited number of institutional investors. The lack of a highly liquid secondary market may have an adverse impact on the value of such instruments and will have an adverse impact on a Series' ability to dispose of particular Assignments or Participations in response to a specific economic event, such as deterioration in the creditworthiness of the borrower. A Series currently treats investments in Participations and Assignments as illiquid for purposes of its limitation on investment in illiquid securities. However, the Trustees may in the future adopt guidelines for determining whether Assignments and Loan Participations are liquid or illiquid.

Passive Foreign Investment Companies. A Series may purchase the securities of passive foreign investment companies. A passive foreign investment company, in general, is a foreign corporation of which either at least 75% of its income is passive or an average of at least 50% of its assets produce, or are held for the production of, passive income. In addition to bearing their proportionate share of the Trust's annual operating expenses , shareholders will also indirectly bear similar expenses of such investment companies.

Portfolio Turnover. To a limited extent, a Series may engage in short-term transactions if such transactions further its investment objective. A Series may sell one security and simultaneously purchase another of comparable quality or simultaneously purchase and sell the same security to take advantage of short-term differentials in bond yields or otherwise purchase individual securities in anticipation of relatively short-term price gains. The rate of portfolio turnover will not be a determining factor in the purchase and sale of such securities. Increased portfolio turnover necessarily results in correspondingly higher costs including brokerage commissions, dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities, and may result in the acceleration of taxable gains.

Real Estate Investment Trusts (REITs). REITs are pooled investment vehicles whose assets consist primarily of interests in real estate and real estate loans. The REITs in which a Series may invest include equity REITs, which own real estate properties and realize income from rents and gain or loss from the sale of real estate interests, and mortgage REITs, which make construction, development and long-term mortgage loans and realize income from interest payments on loans. The value of an equity REIT may be affected by changes in the value of the underlying property, while a mortgage REIT may be affected by the quality of the credit extended. The performance of both types of REITs depends upon conditions in the real estate industry, management skills and the amount of cash flow. The risks associated with REITs include defaults by borrowers, heavy cash flow dependency, self-liquidation, failure to qualify as a "pass-through" entity under the Federal tax law, failure to qualify as an exempt entity under the 1940 Act, and the fact that REITs are not diversified. REITs (especially mortgage REITs) are subject to interest rate risk.

Repurchase Agreements and Reverse Repurchase Agreements. A Series may invest in repurchase or reverse repurchase agreements. A repurchase agreement involves the purchase of a security by a Series and a simultaneous agreement (generally by a bank or dealer) to repurchase that security from the Series at a specified price and date or upon demand. This technique offers a method of earning income on idle cash. A repurchase agreement may be considered a loan collateralized by the underlying security. The Series must take physical possession of the security or receive written confirmation of the purchase and a custodial or safekeeping receipt from a third party or be recorded as the owner of the security through the Federal Reserve Book Entry System.

         The Series may invest in open repurchase agreements which vary from the typical agreement in the following respects: (1) the agreement has no set maturity, but instead matures upon 24 hours' notice to the seller; and (2) the repurchase price is not determined at the time the agreement is entered into, but is instead based on a variable interest rate and the duration of the agreement. In addition, a Series, together with other registered investment companies having management agreements with a common investment adviser or its affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.

         When a Series invests in a reverse repurchase agreement, it sells a portfolio security to another party, such as a bank or a broker-dealer, in return for cash, and agrees to buy the security back at a future date and price. Reverse repurchase agreements may be used to provide cash to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities or to earn additional income on portfolio securities, such as Treasury bills and notes.

Short Sales. A Series may sell securities short. A short sale is the sale of a security the Series does not own. It is "against the box" if at all times when the short position is open the Series owns an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities sold short. To the extent that a Series engages in short sales that are not "against the box," it must maintain asset coverage in the form of assets determined to be liquid by the sub-adviser in accordance with procedures established by the Board of Trustees, in a segregated account, or otherwise cover its position in a permissible manner. If the value of the security goes up, the Series will have to buy it back at a loss to make good on the borrowing.

Short-Term Corporate Debt Securities. A Series may invest in short-term corporate debt securities. These are non-convertible corporate debt securities (e.g., bonds and debentures) which have one year or less remaining to maturity. Corporate notes may have fixed, variable, or floating rates.

Standard & Poor's Depository Receipts (SPDRs). SPDRs are American Stock Exchange-traded securities that represent ownership in the SPDR Trust, a trust which has been established to accumulate and hold a portfolio of common stocks that is intended to track the price performance and dividend yield of the S&P 500 Index. The SPDR trust is sponsored by a subsidiary of the American Stock Exchange. SPDRs may be used for several reasons including but not limited to: facilitating the handling of cash flows or trading, or reducing transaction costs. The use of SPDRs would introduce additional risk to a Series as the price movement of the instrument does not perfectly correlate with the price action of the underlying index.

Stripped Mortgage-Backed Securities. A Series may purchase stripped mortgage-backed securities, which may be considered derivative mortgage-backed securities, which may be issued by agencies or instrumentalities of the U.S. Government or by private entities. Stripped mortgage-backed securities have greater volatility than other types of mortgage-backed securities. Stripped mortgage-backed securities are structured with two or more classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In the most extreme case, one class will receive all of the interest (IOs, or interest-only securities), while the other class will receive all of the principal (POs, or principal-only securities). The yield to maturity of such mortgage-backed securities that are purchased at a substantial discount or premium are extremely sensitive to changes in interest rates as well as to the rate of principal payments (including prepayments) on the related underlying mortgage assets.

         As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. The value of the other mortgage-backed securities described herein, like other debt instruments, will tend to move in the opposite direction compared to interest rates. Under the Internal Revenue Code of 1986, as amended (Code), POs may generate taxable income from the current accrual of original issue discount, without a corresponding distribution of cash to the Series.

         The cash flows and yields on IO and PO classes are extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets. For example, a rapid or slow rate of principal payments may have a material adverse effect on the prices of IOs or POs, respectively. If the underlying mortgage assets experience greater than anticipated prepayments of principal, an investor may fail to recoup fully its initial investment in an IO class of a stripped mortgage-backed security, even if the IO class is rated AAA or Aaa or is derived from a full faith and credit obligation. Conversely, if the underlying mortgage assets experience slower than anticipated prepayments of principal, the price on a PO class will be affected more severely than would be the case with a traditional mortgage-backed security.

Supranational  Agency  Securities.  A Series may invest in securities  issued or
guaranteed  by  certain  supranational   entities,  such  as  the  International
Development Bank.


Special Situations. A Series may invest in "special situations." A special situation arises when, in the opinion of the Series' management, the securities of a particular company will, within a reasonably estimable period of time, be accorded market recognition at an appreciated value solely by reason of a development applicable to that company, and regardless of general business conditions or movements of the market as a whole. Developments creating special situations might include, among others: liquidations, reorganizations, recapitalizations, mergers, material litigation, technical breakthroughs, and new management or management policies. Although large and well-known companies may be involved, special situations more often involve comparatively small or unseasoned companies. Investments in unseasoned companies and special situations often involve much greater risk than is inherent in ordinary investment securities.


Swap Agreements. A Series may enter into interest rate, index and, to the extent it may invest in foreign currency-denominated securities, currency exchange rate swap agreements. These transactions are entered into an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower costs to the Series than if the Series had invested directly in an instrument that yielded that desired return. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or "floor," and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum values.

         Most swap agreements entered into by a Series would calculate the obligations of the parties to the agreement on a "net basis." Consequently, a Series' current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). A Series' current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Series) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of asset determined to be liquid by the sub-adviser in accordance with procedures established by the Sub-Adviser's Board of Trustees, to avoid any potential leveraging of the Series' portfolio. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of a Series' investment restriction concerning senior securities. A Series will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Series' assets.

         Whether a Series' use of swap agreements will be successful in furthering its investment objective of total return will depend on the sub-adviser's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be construed to be illiquid. Moreover, a Series bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Series will enter into swap agreements only with counterparties that meet certain standards of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Series' repurchase agreement guidelines). Certain restrictions imposed on the Series by the Internal Revenue Code may limit the Series ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Series' ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

U.S. Government Securities. U.S. Government securities are issued or guaranteed as to principal and interest by U.S. Government agencies or instrumentalities. These include securities issued by the Federal National Mortgage Association (Fannie Mae), Government National Mortgage Association (Ginnie Mae), Federal Home Loan Bank, Federal Land Banks, Farmers Home Administration, Banks for Cooperatives, Federal Intermediate Credit Banks, Federal Financing Bank, Farm Credit Banks, the Small Business Association, Student Loan Marketing Association, and the Tennessee Valley Authority. Some of these securities, such as those issued by Ginnie Mae, are supported by the full faith and credit of the U.S. Treasury; others, such as those of Fannie Mae, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government will provide financial support to U.S. Government agencies or instrumentalities in the future, other than as set forth above, since it is not obligated to do so by law.

U.S. Government Obligations. U.S. Government obligations include bills, notes, bonds, and other debt securities issued by the U.S. Treasury. These are direct obligations of the U.S. Government and differ mainly in the length of their maturities.

Variable Rate Securities. Variable rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations must provide that interest rates are adjusted periodically based upon some appropriate interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular and range from daily up to annually, or may be event based, such as on a change in the prime rate.

         A Series may invest in floating rate debt instruments ("floaters") and engage in credit spread trades. The interest rate on a floater is a variable rate which is tied to another interest rate, such as a money-market index or Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. While, because of the interest rate reset feature, floaters provide a Fund with a certain degree of protection against rises in interest rates, a Fund will participate in any declines in interest rates as well. A credit spread trade is an investment position relating to a difference in the prices or interest rates of two securities or currencies, where the value of the investment position is determined by movements in the difference between the prices or interest rates, as the case may be, of the respective securities or currencies.

         A Series may also invest in inverse floating rate debt instruments ("inverse floaters"). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floating rate security may exhibit greater price volatility than a fixed rate obligation of similar credit quality. The Funds have adopted a policy under which no Fund will invest more than 5% of its assets in any combination of inverse floater, interest only ("IO"), or principal only ("PO") securities.

Warrants. A Series may invest in warrants. Warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. Warrants basically are options to purchase equity securities at a specific price valid for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. Warrants differ from call options in that warrants are issued by the issuer of the security which may be purchased on their exercise, whereas call options may be written or issued by anyone. The prices of warrants do not necessarily move parallel to the prices of the underlying securities.

When-Issued Securities and Forward Commitment Contracts. A Series may purchase securities on a when-issued or delayed delivery basis (When-Issueds) and may purchase securities on a forward commitment basis (Forwards). Any or all of the Series' investments in debt securities may be in the form of When-Issueds and Forwards. The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment take place at a later date. Normally, the settlement date occurs within 90 days of the purchase for When-Issueds, but may be substantially longer for Forwards. During the period between purchase and settlement, no payment is made by the Series to the issuer and no interest accrues to the Series. The purchase of these securities will result in a loss if their value declines prior to the settlement date. This could occur, for example, if interest rates increase prior to settlement. The longer the period between purchase and settlement, the greater the risks. At the time the Series makes the commitment to purchase these securities, it will record the transaction and reflect the value of the security in determining its net asset value. The Series will maintain cash and/or liquid assets with its custodian bank at least equal in value to commitments for them during the time between the purchase and the settlement. Therefore, the longer this period, the longer the period during which alternative investment options are not available to the Series (to the extent of the securities used for cover). Such securities either will mature or, if necessary, be sold on or before the settlement date.

Zero Coupon and Pay-in-Kind Bonds. Unless otherwise stated herein, a Series may invest up to 10% of its assets in zero coupon bonds or strips. Zero coupon bonds do not make regular interest payments; rather, they are sold at a discount from face value. Principal and accreted discount (representing interest accrued but not paid) are paid at maturity. Strips are debt securities that are stripped of their interest after the securities are issued, but otherwise are comparable to zero coupon bonds. The market value of strips and zero coupon bonds generally fluctuates in response to changes in interest rates to a greater degree than interest-paying securities of comparable term and quality. A Series may also purchase pay-in-kind bonds. Pay-in-kind bonds pay all or a portion of their interest in the form of debt or equity securities.

         Zero coupon and pay-in-kind bonds tend to be subject to greater price fluctuations in response to changes in interest rates than are ordinary interest-paying debt securities with similar maturities. The value of zero coupon securities appreciates more during periods of declining interest rates and depreciates more during periods of rising interest rates than ordinary interest-paying debt securities with similar maturities. Zero coupon securities and pay-in-kind bonds may be issued by a wide variety of corporate and governmental issuers.

         Current federal income tax law requires the holder of a zero coupon security, certain pay-in-kind bonds and certain other securities acquired at a discount (such as Brady Bonds) to accrue income with respect to these securities prior to the receipt of cash payments. Accordingly, to avoid liability for federal income and excise taxes, a Series may be required to distribute income accrued with respect to these securities and may have to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements.

General

         The Fund will comply with Rule 2a-7, (the "Rule") under the Investment Company Act (the "Act"), as amended from time to time, including the diversification, quality and maturity limitations imposed by the Rule. To the extent that the Fund's limitations are more permissive than Rule 2a-7, the Fund will comply with the more restrictive provisions of the Rule.

         Currently, pursuant to Rule 2a-7, the Fund may invest only in U.S. dollar-denominated "Eligible Securities" (as that term is defined in the Rule) that have been determined by the sub-adviser to present minimal credit risks pursuant to procedures approved by the Trustees. Generally, an Eligible Security is a security that (i) has a remaining maturity of 397 days or less and (ii) is rated, or is issued by an issuer with short-term debt outstanding that is rated, in one of the two highest rating categories by two nationally recognized statistical rating organizations ("NRSRO") or, if only one NRSRO has issued a rating, by that NRSRO (the "requisite NRSRO"). An unrated security may also be an Eligible Security if the sub-adviser determines that it is of comparable quality to a rated Eligible Security pursuant to the guidelines approved by the Trustees. A description of the ratings of some NRSROs appears in the Appendix attached hereto. Securities in which the Fund invests may be subject to liquidity or credit enhancements. These securities are generally considered to be Eligible Securities if the enhancement or the issuer of the enhancement has received the appropriate rating from the requisite NRSROs.

         Under Rule 2a-7 the Fund may not invest more than five percent of its assets in the securities of any one issuer other than the United States Government, its agencies and instrumentalities. A first tier security is an Eligible Security that has received a short-term rating from the requisite NRSROs in the highest short-term rating category for debt obligations, or is an unrated security deemed to be of comparable quality. Government securities are also considered to be first tier securities. In addition, the Fund may not invest in a security that has received, or is deemed comparable in quality to a security that has received the second highest rating by the requisite number of NRSROs (a "second tier security") if immediately after the acquisition thereof the Fund would have invested more than (i) the greater of one percent of its total assets or one million dollars in securities issued by that issuer which are second tier securities, or (ii) five percent of its total assets in second tier securities.

         It is the policy of the Fund to use its best efforts to maintain a constant per share price equal to $1.00. The portfolio instruments of the Fund are valued on the basis of amortized cost. This involves valuing an instrument at its cost initially, and, thereafter, assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which the value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.

         The Fund must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of thirteen months or less, and invest only in securities determined by the Trustees to be of high quality with minimal credit risk. In accordance with the Rule the Trustees have established procedures designed to stabilize, to the extent reasonably practicable, the Fund price per share as computed for the purpose of sales and redemptions at $1.00.

                         ADDITIONAL RISK CONSIDERATIONS

Emerging Markets. The considerations noted below under "Foreign Securities" may be intensified in the case of investment in developing countries. Investments in securities of issuers in emerging markets countries may involve a high degree of risk and many may be considered speculative. These investments carry all of the risks of investing in securities of foreign issuers to a heightened degree. These heightened risks include: (i) greater risks of expropriation, confiscatory taxation, nationalization, and less social, political and economic stability;
(ii) limitations on daily price changes and the small current size of the markets for securities of emerging markets issuers and the currently low or nonexistent volume of trading, resulting in lack of liquidity and in price volatility; (iii) certain national policies which may restrict a Series' investment opportunities including limitations on aggregate holdings by foreign investors and restrictions on investing in issuers or industries deemed sensitive to relevant national interests; and (iv) the absence of developed legal structures governing private or foreign investment and private property. In addition, emerging market economies may be based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates.

Foreign Securities. Investments in foreign securities, including those of foreign governments, involve risks that are different in some respects from investments in securities of U.S. issuers, such as the risk of fluctuations in the value of the currencies in which they are denominated, a heightened risk of adverse political and economic developments and, with respect to certain countries, the possibility of expropriation, nationalization or confiscatory taxation or limitations on the removal of funds or other assets of a Series. Securities of some foreign issuers in many cases are less liquid and more volatile than securities of comparable domestic issuers. There also may be less publicly available information about foreign issuers than domestic issuers, and foreign issuers generally are not subject to the uniform accounting, auditing and financial reporting standards, practices and requirements applicable to domestic issuers. Certain markets may require payment for securities before delivery. A Series may have limited legal recourse against the issuer in the event of a default on a debt instrument. Delays may be encountered in settling securities transactions in certain foreign markets and a Series will incur costs in converting foreign currencies into U.S. dollars. Bank custody charges are generally higher for foreign securities. The Series which invest primarily in foreign securities are particularly susceptible to such risks. American Depositary Receipts do not involve the same direct currency and liquidity risks as foreign securities.

         The share price of a Series that invests in foreign securities will reflect the movements of both the prices of the portfolio securities and the currencies in which such securities are denominated. A Series' foreign investments may cause changes in a Series' share price that have a low correlation with movement in the U.S. markets. Because most of the foreign securities in which a Series invests will be denominated in foreign currencies, or otherwise will have values that depend on the performance of foreign currencies relative to the U.S. dollar, the relative strength of the U.S. dollar may be an important factor in the performance of a Series, depending on the extent of the Series' foreign investments.

         A Series may employ certain strategies in order to manage exchange rate risks. For example, a Series may hedge some or all of its investments denominated in or exposed to a foreign currency against a decline in the value of that currency. A Series may enter into contracts to sell that foreign currency for U.S. dollars (not exceeding the value of a Series' assets denominated in or exposed to that currency) or by participating in options or futures contracts with respect to such currency (position hedge). A Series could also hedge that position by selling a second currency, which is expected to perform similarly to the currency in which portfolio investments are denominated, for U.S. dollars (proxy hedge). A Series may also enter into a forward contract to sell the currency in which the security is denominated for a second currency that is expected to perform better relative to the U.S. dollar if the sub-adviser believes there is a reasonable degree of correlation between movements in the two currencies (cross hedge). A Series may also enter into a forward contract to sell a currency in which portfolio securities are denominated in exchange for a second currency in order to manage its currency exposure to selected countries. In addition, when a Series anticipates purchasing securities denominated in or exposed to a particular currency, the Series may enter into a forward contract to purchase or sell such currency in exchange for the dollar or another currency (anticipatory hedge).

         These strategies minimize the effect of currency appreciation as well as depreciation, but do not protect against a decline in the underlying value of the hedged security. In addition, such strategies may reduce or eliminate the opportunity to profit from increases in the value of the original currency and may adversely impact a Series' performance depending on the sub-adviser'sability to correctly predict future exchange rates.

Futures, Options and Other Derivative Instruments. The use of futures, options, forward contracts, and swaps (derivative instruments) exposes a Series to additional investment risks and transaction costs. If a sub-adviser seeks to protect a Series against potential adverse movements in the securities, foreign currency or interest rate markets using these instruments, and such markets do not move in a direction adverse to the Series, that Series could be left in a less favorable position than if such strategies had not been used. Risks inherent in the use of futures, options, forward contracts and swaps include:
(i) the risk that interest rates, securities prices and currency markets will not move in the directions anticipated; (ii) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged; (iii) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; (iv) the possible absence of a liquid secondary market for any particular instrument at any time; and (v) the possible need to defer closing out certain hedged positions to avoid adverse tax consequences.

         A Series may purchase and sell both put and call options on fixed income or other securities, swap agreements or indexes in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities, or quoted on NASDAQ or on an over-the-counter market, and agreements, sometimes called cash puts, which may accompany the purchase of a new issue of bonds from a dealer.

         An option on a security (or index) is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. (An index is designed to reflect features of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators.)

         A Series may write covered straddles consisting of a combination of a call and a put written on the same underlying security. A straddle will be covered when sufficient assets are deposited to meet the Series' immediate obligations. The Series may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Series will also segregate liquid assets equivalent to the amount, if any, by which the put is "in the money."

High-Yield/High-Risk Bonds. Lower-rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, a Series would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares. More careful analysis of the financial condition of issuers of lower-rated securities is therefore necessary. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing.

         The market prices of lower-rated securities are generally less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities. Since the last major economic recession, there has been a substantial increase in the use of high-yield debt securities to fund highly leveraged corporate acquisitions and restructurings, so past experience with high-yield securities in a prolonged economic downturn may not provide an accurate indication of future performance during such periods. Lower-rated securities also may have less liquid markets than higher-rated securities, and their liquidity as well as their value may be more severely affected by adverse economic conditions. Many high-yield bonds do not trade frequently. When they do trade, their price may be substantially higher or lower than had been expected. A lack of liquidity also means that judgment may play a bigger role in valuing the securities. Adverse publicity and investor perceptions as well as new or proposed laws may also have a greater negative impact on the market for lower rated bonds.

         A Series may also invest in unrated debt securities of foreign and domestic issuers. Unrated debt, while not necessarily of lower quality than rated securities, may not have as broad a market. Sovereign debt of foreign governments is generally rated by country, because these ratings do not take into account individual factors relevant to each issue and may not be updated regularly. Because of the size and perceived demand of the issue, among other factors, certain municipalities may not incur the costs of obtaining a rating. The sub-adviser will analyze the creditworthiness of the issuer, as well as any financial institution or other party responsible for payments on the security, in determining whether to purchase unrated municipal bonds. (See Appendix A for a description of bond rating categories).

High-Yield Foreign Sovereign Debt Securities. Investing in fixed and floating rate high-yield foreign sovereign debt securities will expose the Series investing in such securities to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities. (See "Foreign Securities.") The ability and willingness of sovereign obligors in developing and emerging market countries or the governmental authorities that control repayment of their external debt to pay principal and interest on such debt when due may depend on general economic and political conditions within the relevant country. Countries such as those in which a Series may invest have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate trade difficulties and extreme poverty and unemployment. Many of these countries are also characterized by political uncertainty or instability. Additional factors which may influence the ability or willingness to service debt include, but are not limited to, a country's cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole, and its government's policy towards the International Monetary Fund, the World Bank and other international agencies.

Hybrid Instruments. The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies, including volatility and lack of liquidity. Reference is made to the discussion of futures, options, and forward contracts herein for a discussion of these risks. Further, the prices of the hybrid instrument and the related commodity or currency may not move in the same direction or at the same time. Hybrid instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, hybrid instruments may bear interest at above market rates but bear an increased risk of principal loss. In addition, because the purchase and sale of hybrid instruments could take place in an over-the-counter or in a private transaction between the Series and the seller of the hybrid instrument, the creditworthiness of the counter-party to the transaction would be a risk factor which the Series would have to consider. Hybrid instruments also may not be subject to regulation of the Commodity Futures Trading Commission, which generally regulates the trading of commodity futures by U.S. persons, the Securities and Exchange Commission, which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.

Securities Lending. Lending securities enables a Series to earn additional income, but could result in a loss or delay in recovering these securities. The borrower of a Series' portfolio securities must maintain acceptable collateral with that Series' custodian in an amount, marked to market daily, at least equal to the market value of the securities loaned, plus accrued interest and dividends. Acceptable collateral is limited to cash, U.S. government securities and irrevocable letters of credit that meet certain guidelines. A Series may reinvest any cash collateral in money market investments or other short-term liquid investments. A Series will retain authority to terminate any of its loans at any time. A Series may pay reasonable fees in connection with a loan and may pay the borrower or placing broker a negotiated portion of the interest earned on the reinvestment of cash held as collateral. A Series will receive amounts equivalent to any dividends, interest or other distributions on the securities loaned. A Series will regain record ownership of loaned securities to exercise beneficial rights, such as voting and subscription rights, when regaining such rights is considered to be in the Series' interest.

                INVESTMENT RESTRICTIONS APPLICABLE TO ALL SERIES

Fundamental Policies. Each Series is subject to certain fundamental policies and restrictions that may not be changed without shareholder approval. Shareholder approval means approval by the lesser of (i) more than 50% of the outstanding voting securities of the Trust (or a particular Series if a matter affects just that Series), or (ii) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of the Trust (or the affected Series) are present or represented by proxy. Unless otherwise indicated, all restrictions apply at the time of investment.

         (1) Each Series, except the JNL/Janus Capital Growth Series, JNL/S&P Conservative Growth Series I, JNL/S&P Moderate Growth Series I, JNL/S&P Aggressive Growth Series I, JNL/S&P Very Aggressive Growth Series I, JNL/S&P Equity Growth Series I, JNL/S&P Equity Aggressive Growth Series I, JNL/S&P Conservative Growth Series II, JNL/S&P Moderate Growth Series II, JNL/S&P Aggressive Growth Series II, JNL/S&P Very Aggressive Growth Series II, JNL/S&P Equity Growth Series II, JNL/S&P Equity Aggressive Growth Series II, JNL/S&P Conservative Growth Series, JNL/S&P Moderate Growth Series, JNL/S&P Aggressive Growth Series, Lazard/JNL Small Cap Value Series and Lazard/JNL Mid Cap Value Series, shall be a "diversified company," as such term is defined under the 1940 Act.


         (2) No Series may invest more than 25% (for the AIM sub-advised Series, the percentage limitation is a non-fundamental restriction) of the value of their respective assets in any particular industry (other than U.S. Government securities), except the PPM America/JNL Money Market Series. The telecommunications industry is comprised of several services which are considered separate industries by the sub-advisers. Services can include cellular, long distance, paging and messaging, satellite or data and internet. As the telecommunications industry continues to expand, there may be more service industries created.


         (3) No Series may invest directly in real estate or interests in real estate; however, the Series may own debt or equity securities issued by companies engaged in those businesses.

         (4) No Series may purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this limitation shall not prevent the Series from purchasing or selling options, futures, swaps and forward contracts or from investing in securities or other instruments backed by physical commodities).


         (5) No Series may lend any security or make any other loan if, as a result, more than 33 1/3% (for the AIM sub-advised Series, the percentage limitation is a non-fundamental restriction) of the Series' total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities or repurchase agreements).


         (6) No Series may act as an underwriter of securities issued by others, except to the extent that a Series may be deemed an underwriter in connection with the disposition of portfolio securities of such Series.

         (7) No Series may invest more than 15% of a Series' net assets (10% in the case of the PPM America/JNL Money Market Series, the JNL/Alger Growth Series, the JNL/Oppenheimer Global Growth Series and the JNL/Oppenheimer Growth Series) in illiquid securities. This limitation does not apply to securities eligible for resale pursuant to Rule 144A of the Securities Act of 1933 or Commercial Paper issued in reliance upon the exemption from registration contained in Section 4(2) of that Act, which have been determined to be liquid in accordance with guidelines established by the Board of Trustees.


          (8) The Series will not issue senior securities except that they may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 25% (33 1/3% for the AIMsub-advised Series) of the value of their respective total assets (including the amount borrowed) less liabilities (other than borrowings). If borrowings exceed 25% of the value of a Series' (not applicable to the AIM sub-advised Series) total assets by reason of a decline in net assets, the Series will reduce its borrowings within three business days to the extent necessary to comply with the 25% limitation. This policy shall not prohibit reverse repurchase agreements, deposits of assets to margin or guarantee positions in futures, options, swaps and forward contracts, or the segregation of assets in connection with such contracts. The AIM Series may not purchase additional securities when any borrowings from banks exceed 5% of the Series' total assets. (For the AIM sub-advised Series, this is a non-fundamental restriction.)


Operating Policies. The Trustees have adopted additional investment restrictions for the Series. These restrictions are operating policies of the Series and may be changed by the Trustees without shareholder approval. The additional investment restrictions adopted by the Trustees to date include the following:


  For each Series, to the extent applicable:

          (a) The Series intend to comply with the CFTC regulations limiting a Series' investments in futures and options for non-hedging purposes.

  For the JNL/Alger Growth Series:

          (a) At least 85% of the Series' net assets, under normal market conditions, will be invested in equity securities and at least 65% of its total assets will be invested in the equity securities of companies that, at the time their securities are purchased by the Series, have a market capitalization of $1 billion or more.

          (b) The Series may hold up to 15% of its net assets in money market instruments and repurchase agreements.

  For the JNL/Alliance Growth Series:

          (a) The Series may invest up to 25% of its total assets in foreign securities.

  For the JNL/Eagle Core Equity Series:

          (a) At least 65% of the Series' total assets, under normal market conditions, will be invested in U.S. common stocks.

          (b) The Series may invest up to 35% of its assets in non-investment grade securities.

          (c) The Series may invest up to 25% of its total assets in foreign securities.

  For the JNL/Eagle SmallCap Equity Series:

          (a) At least 65% of its total assets will be invested, under normal market conditions, in the equity securities of companies that, at the time their securities are purchased by the Series, have a market capitalization under $1 billion.

          (b) The Series may invest up to 5% of its assets in non-investment grade securities.

  For the JNL/J.P. Morgan Enhanced S&P 500 Stock Index Series:

          (a) At least 65% of its total assets will be invested, under normal market conditions, in stocks.

  For the JNL/J.P. Morgan International & Emerging Markets Series:

          (a) At least 65% of its total assets will be invested, under normal market conditions, in equity securities of foreign issuers.

          (b) The Series may invest up to 10% of its total assets in shares of investment companies and up to 5% of its total assets in any one investment company as long as that investment does not represent more than 3% of the total voting stock of the acquired investment company.

   For each of the JNL/Janus Aggressive Growth Series, JNL/Janus Capital Growth Series and JNL/Janus Global Equities Series:

          (a) The Series may not invest more than 35% of its net assets in high-yield/high-risk bonds.

          (b) The Series may not invest more than 25% of its assets in mortgage- and asset-backed securities.

          (c) The Series may not invest more than 10% of its assets in zero coupon bonds.

  For the JNL/Janus Balanced Series and JNL/Janus Growth & Income Series:

          (a) The Series may not invest more than 35% of its net assets in high-yield/high-risk bonds.

          (b) The Series may not invest more than 10% of its assets in zero coupon bonds.


  For the JNL/Oppenheimer Global Growth Series:

          (a) Securities of foreign issuers that are represented by American Depository Receipts or that are listed on a U.S. securities exchange or traded in the U.S. over-the-counter markets are not considered "foreign securities" for the purposes of the Fund's investment allocations.


For the JNL/Oppenheimer Growth Series:

          The Series may not issue senior securities. However, this does not prohibit certain investment activities that are permitted by the Series' other policies, including for example, borrowing money, and entering into contracts to buy or sell derivatives, hedging instruments, options, futures and the related margin, collateral or escrow arrangements.


          (b) The  Series  may  invest up to 25% of its total  assets in foreign
     securities   (American  Depository  Receipts  are  not  considered  foreign securities.)


  For the JNL/PIMCO Total Return Bond Series:

          (a) At least 65% of its total assets will be invested, under normal market conditions, in fixed-income securities.

          (b) The Series may invest up to 10% of its assets in non-investment grade fixed-income securities rated at least B by Moody's or S&P.

          (c) The Series may invest up to 20% of its assets in securities denominated in foreign currencies. A minimum of 75% of currency exposure will be hedged.

          (d) The Series may invest up to 10% of its assets in securities of issuers based in emerging markets.

          (e) The Series may not invest more than 5% of its net assets in any combination of inverse floater, interest-only or principal-only securities.

          (f) The Series may not enter into a swap agreement with a party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Series' assets.

  For the JNL/Putnam Growth Series:

          (a) The Series may invest up to 20% of its net assets in foreign securities.

For the JNL/Putnam International Equity Series:

          (a) The Series normally invests at least 65% of its total assets in equity securities of companies located in three countries other than the U.S. Companies are located outside the U.S. if (1) the are not organized under U.S. law, (2) their principal office is outside the U.S., (3) their securities are principally traded outside the U.S., (4) 50% or more of total revenues come from outside the U.S. or (5) 50% or more of assets are outside the U.S.

  For the JNL/Putnam Value Equity Series:

          (a) At least 65% of its total assets will be invested, under normal market conditions, in equity securities.

          (b) The Series may invest up to 25% of its total assets in the common stocks of foreign issuers.

  For the JNL International Index Series:

          (a) The Series may hold up to 25% of its value in MSCI E.A.FE. futures contracts.

  For the JNL Russell 2000 Index Series:

          (a) The Series may hold up to 5% of its value in Russell 2000 Index futures contracts.

  For the JNL S&P 500 Index Series:

          (a) The Series may hold up to 25% of its value in S&P 500 Index futures contracts.


  For the AIM/JNL Value II Series, AIM/JNL Large Cap Growth and AIM/JNL Small Cap Growth Series

          (a) The Series may not deposit or pledge as collateral, more than 10% of its total assets for short sales at any one time.

          (b) The Series may not invest more than 25% of its net assets in foreign securities.

          (c) The Series may not invest more than 15% of its net assets in illiquid securities.

          (d) The AIM/JNL Small Cap Growth and AIM/JNL Large Cap Growth Series may not invest more than 25% of its net assets in REITs, and the AIM/JNL Value II may not invest more than 15% of its net assets in REITs.

          (e) The Series will not write options if, immediately after such sale, the aggregate value of securities or obligations underlying the outstanding options exceeds 20% of the Series total assets. The Series will not purchase options if, at any time of the investment, the aggregate premiums paid for the options exceed 5% of the Series total assets.

          (f) To the extent that the Series enters into Futures Contracts, options on Futures Contracts and options on foreign currencies traded on a CFTC-regulated exchange, in each case other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in -the-money") will not exceed 5% of the total assets of the Series, after taking into account unrealized profits and unrealized losses on contracts it has entered into. This is a non-fundamental restriction, and does not limit the percentage of the Series assets at risk to 5%.


  For the Lazard/JNL Mid Cap Value Series:

          (a) At least 80% of its total assets will generally be invested in the equity securities of undervalued medium size companies.

          (b) The Series may invest up to 15% of its total assets in foreign securities.

  For the Lazard/JNL Small Cap Value Series:

          (a) At least 80% of its total assets will generally be invested in the equity securities of small U.S. companies in the range of the Russell 2000 Index.

          (b) The Series does not currently intend to invest more than 10% of its total assets in the securities of unseasoned companies.

  For the PPM America/JNL Balanced Series:

          (a) At least 25% of its assets will be invested, under normal market conditions, in fixed-income senior securities.

          (b) The Series may invest up to 35% of its net assets in non-investment grade securities rated at least Ca by Moody's Investors Services, Inc. (Moody's) or CC by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. (S&P).

  For the PPM America/JNL High Yield Bond Series:

          (a) At least 65% of its total assets will be invested, under normal market conditions, in bonds rated Ba or below by Moody's or BB or below by S&P, or if unrated, of comparable quality.

          (b) The Series may invest up to 10% of its total assets in bonds rated C by Moody's or D by S&P.

          (c) The Series may invest up to 25% of its assets in foreign securities.

  For the PPM America/JNL Money Market Series:

          (a) The Series may not invest more than 5% of its assets in the securities of any one issuer or invest more than 5% of its assets in securities (other than U.S. Government securities and repurchase agreements on such securities) that have not been rated in the highest category by the requisite rating agencies or, if unrated, have not been deemed to be of comparable quality, as determined in accordance with Rule 2a-7 under the 1940 Act.

          (b) The Series may invest more than 25% of its total assets in the domestic banking industry. There are no limitations on investments in U.S. Government securities, including obligations issued or guaranteed by its agencies or instrumentalities.

         For the Salomon Brothers/JNL Balanced Series:

          (a) The Series currently expects that at least 40% of its total assets will be invested, under normal market conditions, in equity securities.

          (b)  The   Series   may  invest  up  to  20%  of  its  net  assets  in
     nonconvertible fixed-income securities rated Ba or lower by Moody's or BB or lower by S&P or, if unrated, are determined to be of comparable quality.

          (c) The Series may invest up to 20% of its total assets in foreign securities.

          (d) The Series may not invest more than 10% of its assets in repurchase agreements maturing in more than 7 days.

  For the Salomon Brothers/JNL Global Bond Series:

          (a) The Series does not currently intend to invest more than 75% of its assets in medium- or lower-rated securities.

          (b) The Series  may  invest up to 20% of its  assets in common  stock,
     convertible   securities,   warrants,   preferred  stock  or  other  equity
     securities when consistent with the Series' objectives.

          (c) To maintain liquidity, the Series may invest up to 20% of its assets in high-quality, short-term money market instruments (except that the short-term investment in securities for the forward settlement of trades shall not count for purposes of this policy).

          (d) The Series may not make loans of its portfolio securities with a value in excess of 25% of its total assets.

  For the Salomon Brothers/JNL High Yield Bond Series:

          (a) At least 80% of its total assets will be invested, under normal market conditions, in non-investment grade fixed-income securities.

          (b) The Series may invest up to 35% of its total assets in the securities of foreign issuers and up to 5% of its total assets in foreign governmental issuers in any one country.

          (c) The Series may invest up to 10% of its total assets in either (i) equipment lease certificates, equipment trust certificates and conditional sales contracts or (ii) limited partnership interests.

          (d) The Series may invest up to 10% of its total assets in common stock, convertible securities, warrants or other equity securities when consistent with its objective.

          (e) To maintain liquidity, the Series may invest up to 20% of its assets in cash and/or U.S. dollar-denominated debt securities (short term investments in securities for the forward settlement of trades shall not count for purposes of this policy).

  For the Salomon Brothers/JNL U.S. Government & Quality Bond Series:

          (a) At least 65% of its total assets will be invested, under normal market conditions, in: U.S. Treasury obligations; obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government; mortgage-backed securities guaranteed by Ginnie Mae that are supported by the full faith and credit of the U.S. Government; mortgage-backed securities guaranteed by agencies or instrumentalities of the U.S. Government which are supported by their own credit but not the full faith and credit of the U.S. Government; and collateralized mortgage obligations issued by private issuers for which the underlying mortgage-backed securities serving as collateral are backed either by (i)the credit alone of the U.S. Government agency or instrumentality which issues or guarantees them or (ii) the full faith and credit of the U.S. Government.

          (b)  The   Series  may  invest  up  to  35%  of  its  assets  in  U.S.
     dollar-denominated securities rated AAA, AA, A or BBB by S&P or Aaa, Aa, A or Baa by Moody's, or if unrated, determined to be of comparable quality.

          (c) The Series may not invest more than 10% of its total assets in obligations of foreign issuers.

          (d) The Series may not make loans of its portfolio securities with a value in excess of 25% of its total assets.

  For the T. Rowe Price/JNL Established Growth Series:

          (a) The Series may invest up to 30% of its total assets (excluding reserves) in foreign securities.

  For the T. Rowe Price/JNL Mid-Cap Growth Series:

          (a) At least 65% of its total assets will be invested, under normal market conditions, in mid-cap (as defined in the Prospectus) common stocks with above-average growth potential.

          (b) The Series may invest up to 25% of its total assets (excluding reserves) in foreign securities.

  For the T. Rowe Price/JNL Value Series:

          (a) The Series may invest up to 25% of its total assets (excluding reserves) in foreign securities.

Insurance Law Restrictions. In connection with the Trust's agreement to sell shares to the separate accounts, Jackson National Asset Management, LLC (JNAM) and the insurance companies may enter into agreements, required by certain state insurance departments, under which JNAM may agree to use its best efforts to assure and to permit insurance companies to monitor that each Series of the Trust complies with the investment restrictions and limitations prescribed by state insurance laws and regulations applicable to the investment of separate account assets in shares of mutual funds. If a Series failed to comply with such restrictions or limitations, the insurance company would take appropriate action which might include ceasing to make investments in the Series or withdrawing from the state imposing the limitation. Such restrictions and limitations are not expected to have a significant impact on the Trust's operations.

                       TRUSTEES AND OFFICERS OF THE TRUST

         The officers of the Trust manage its day to day operations and are responsible to the Trust's Board of Trustees. The Trustees set broad policies for each Series and choose the Trust's officers. The following is a list of the trustees and officers of the Trust and a statement of their present positions and principal occupations during the past five years.

ANDREW B. HOPPING* (Age 42), 1 Corporate Way, Lansing, Michigan 48951
Trustee of the Trust and Member of the Board of Managers of each of the other funds in the Fund Complex President and Chief Executive Officer of the Trust and each of the other funds in the Fund Complex JNL Series Trust, Vice President (8/96 to 8/97) JNL Series Trust, Treasurer (8/96 to 8/97) JNL Series Trust, Chief Financial Officer (8/96 to 8/97) Jackson National Life Distributors, Inc., Treasurer (1/98 to present) Jackson National Financial Services, LLC, President and Managing Board Member (3/98 to 1/01) Jackson National Asset Management, LLC, President and Managing Board Member (1/01 to present) Jackson National Life Insurance Company, Executive Vice President (7/98 to present) Jackson National Life Insurance Company, Chief Financial Officer (12/97 to present) Jackson National Life Insurance Company, Senior Vice President (6/94 to 7/98) National Planning Corporation, Vice President (5/98 to 7/98) Jackson National Life Distributors, Inc., Chief Financial Officer and Vice President (7/97 to present) National Planning Corporation, Director (6/97 to present) Jackson National Financial Services, Inc., Chief Executive Officer and President (7/97 to 5/98) Countrywide Credit, Executive Vice President (3/92 to 6/94)

JOSEPH FRAUENHEIM (Age 66), 1405 Cambridge, Lansing, MI  48911
Trustee of the Trust
Member of the Board of Managers of the JNL Variable Fund LLC, JNL Variable Fund III LLC, JNL Variable Fund V LLC, JNLNY Variable Fund I LLC and JNLNY Variable Fund II LLC (until May 11, 2000) Consultant (1991 to present)

ROBERT A. FRITTS* (Age 52) 1 Corporate Way, Lansing, MI 48951
Trustee of the Trust and Member of the Board of Managers of each of the other funds in the Fund Complex Vice President, Treasurer and Chief Financial Officer of the Trust and each of the other funds in the Fund Complex JNL Series Trust, Assistant Treasurer (2/96 to 8/97) JNL Series Trust, Assistant Secretary (12/94 to 2/96) Jackson National Life Insurance Company, Vice President and Controller (8/82 to present)

THOMAS J. MEYER (Age 54) 1 Corporate Way, Lansing, MI 48951
Vice President, Secretary and Counsel of the Trust and each of the other funds in the Fund Complex Jackson National Life Insurance Company, Senior Vice President (7/98 to present) Jackson National Life Insurance Company, Secretary (9/94 to present) Jackson National Life Insurance Company, General Counsel (3/85 to present) Jackson National Life Insurance Company, Vice President (3/85 to 7/98)

RICHARD MCLELLAN (Age 58), 1191 Carriageway North, East Lansing, MI 48823 Trustee of the Trust Member of the Board of Managers of the JNL Variable Fund LLC, JNL Variable Fund III LLC, JNL Variable Fund V LLC, JNLNY Variable Fund I LLC and JNLNY Variable Fund II LLC (until May 11, 2000) Dykema Gossett PLLC, Attorney

PETER MCPHERSON (Age 60), 1 Abbott Road, East Lansing, MI  48824
Trustee of the Trust Member of the Board of Managers of the JNL Variable Fund LLC, JNL Variable Fund III LLC, JNL Variable Fund V LLC, JNLNY Variable Fund I LLC and JNLNY Variable Fund II LLC (until May 11, 2000) Michigan State University, President (10/93 to present)

MARK D. NERUD (Age 34) 225 West Wacker Drive, Suite 1200, Chicago, IL 60606 Vice President and Assistant Treasurer of the Trust and each of the other funds in the Fund Complex Jackson National Financial Services, LLC, Chief Financial Officer (3/98 to 1/01) Jackson National Financial Services, LLC, Managing Board Member (3/98 to 1/01) Jackson National Asset Management, LLC, Chief Financial Officer (1/01 to present) Jackson National Asset Management, LLC, Managing Board Member (1/01 to present) National Planning Corporation, Vice President (5/98 to present) Jackson National Life Distributors, Inc., Chief Operating Officer (7/97 to present) Jackson National Financial Services, Inc., Director (1/98 to 5/98) Jackson National Financial Services, Inc., Chief Operating Officer (6/97 to 5/98) Jackson National Financial Services, Inc., Treasurer (6/97 to 5/98) Jackson National Life Insurance Company, Vice President - Fund Accounting & Administration (1/00 to present) Jackson National Life Insurance Company, Assistant Vice President - Mutual Fund Operations (4/97 to 12/99) Jackson National Life Insurance Company, Assistant Controller (10/96 to 4/97) Jackson National Life Insurance Company, Senior Manager - Mutual Fund Operations (4/96 to 10/96) Voyageur Asset Management Company, Manager - Mutual Fund Accounting (5/93 to 4/96)

SUSAN S. RHEE (Age 29), 1 Corporate Way, Lansing, MI  48951
Assistant Secretary of the Trust and each of the other funds in the Fund Complex Jackson National Financial Services Corporation, LLC, Secretary (1/00 to 1/01) Jackson National Asset Management, LLC, Secretary (1/01 to present)
Jackson National Life Insurance Company, Associate General Counsel (7/01 to present)
Jackson National Life Insurance Company, Senior Attorney (1/00 to 7/01)
Goldman, Sachs & Co., Associate (10/99 to 12/99)
Van Eck Associates Corporation, Staff Attorney (9/97 to 10/99)
-----------
*Trustees who are interested persons as defined in the Investment Company Act of 1940.

         As of January 20, 2000, the officers and trustees of the Trust, as a group, owned less than 1% of the then outstanding shares of the Trust. To the extent required by applicable law, Jackson National Life Insurance Company will solicit voting instructions from owners of variable variable contracts. All shares of each Series of the Trust will be voted by Jackson National Life Insurance Company in accordance with voting instructions received from such variable contract owners. Jackson National Life Insurance Company will vote all of the shares which it is entitled to vote in the same proportion as the voting instructions given by variable contract owners, on the issues presented, including shares which are attributable to Jackson National Life Insurance Company's interest in the Trust.

         The trustees who are "interested persons" and officers as designated above receive no compensation from the Trust. Disinterested Trustees will be paid $5,000 for each meeting of the Board of Trustees that they attend. The fees of the disinterested Trustees are paid by JNAM.

         For the year ended December 31, 2000, the disinterested Trustees received the following fees from the Trust for service as Trustee:


                     Aggregate Compensation     Pension or Retirement Benefits
Trustee                from the Adviser*       Accrued As Part of Trust Expenses

Joseph Frauenheim           $20,000                        $0
Richard McLellan            $20,000                        $0
Peter McPherson             $20,000                        $0


*The compensation received reflects the Trustees service as a Manager to the JNL Variable Fund LLC, JNL Variable Fund III LLC, JNL Variable Fund V LLC, JNLNY Variable Fund I LLC and JNLNY Variable Fund II LLC until May 1, 2000.

                                   PERFORMANCE

         A Series' historical performance may be shown in the form of total return and yield. These performance measures are described below. Performance advertised for a Series may or may not reflect the effect of any charges that are imposed under a variable annuity contract (Contract) that is funded by the Trust. Such charges, described in the prospectus for the Contract, will have the effect of reducing a Series' performance.

         Standardized average annual total return and non-standardized total return measure both the net investment income generated by, and the effect of any realized and unrealized appreciation or depreciation of, the underlying investments of a Series. Yield is a measure of the net investment income per share earned over a specific one month or 30-day period (seven-day period for the PPM America/JNL Money Market Series) expressed as a percentage of the net asset value.

         A Series' standardized average annual total return quotation is computed in accordance with a standardized method prescribed by rules of the Securities and Exchange Commission (SEC). Standardized average annual total return shows the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one-, five- and ten-year periods, or for a period covering the time the Series has been in existence if the Series has not been in existence for one of the prescribed periods. Because average annual total returns tend to smooth out variations in the Series' returns, you should recognize that they are not the same as actual year-by-year results. The standardized average annual total return for a Series for a specific period is found by first taking a hypothetical $1,000 investment (initial investment) in the Series' shares on the first day of the period, adjusting to deduct the applicable charges, if any, and computing the redeemable value of that investment at the end of the period. The redeemable value is then divided by the initial investment, and this quotient is taken to the Nth root (N representing the number of years in the period) and 1 is subtracted from the result, which is then expressed as a percentage. The calculation assumes that all income and capital gains dividends paid by the Series have been reinvested at net asset value on the reinvestment dates during the period.

         The standardized average annual total return for each Series for the period ended December 31, 2000 was as follows:

                                                                                             Commencement of
                                                           One Year          Five Years         Operations
                                                       ------------------ ------------------ -----------------
JNL/Alger Growth Series2                                    -13.44%            19.24%             18.04%
JNL/Alliance Growth Series4                                 -17.59%              N/A              12.68%
JNL/Eagle Core Equity Series3                                0.28%               N/A              17.98%
JNL/Eagle SmallCap Equity Series3                           -13.25%              N/A              10.61%
JNL/J.P. Morgan International & Emerging Markets
   Series4                                                  -15.45%               N/A               5.13%
JNL/J.P. Morgan Enhanced S&P 500 Stock Index Series5        -11.38%               N/A              -3.29%
JNL/Janus Aggressive Growth Series1                         -20.97%             26.51%             28.04%
JNL/Janus Balanced Series8                                    N/A                 N/A              -2.00%
JNL/Janus Capital Growth Series1                            -34.74%             21.55%             25.18%
JNL/Janus Global Equities Series1                           -18.28%             21.66%             24.57%
JNL/Janus Growth & Income Series6                            -8.56%               N/A              -4.77%
JNL/PIMCO Total Return Bond Series4                          11.75%               N/A               5.94%
JNL/Putnam Growth Series1                                   -17.85%             17.23%             20.21%
JNL/Putnam International Equity Series7                     -13.99%              8.73%              9.05%
JNL/Putnam Midcap Series8                                     N/A                 N/A              -1.00%
JNL/Putnam Value Equity Series1                               6.96%             12.49%             15.11%
JNL/S&P Conservative Growth Series I5                        -1.55%               N/A               7.94%
JNL/S&P Moderate Growth Series I5                            -4.35%               N/A               9.71%
JNL/S&P Aggressive Growth Series I5                          -9.37%               N/A              11.13%
JNL/S&P Very Aggressive Growth Series I5                    -17.16%               N/A              12.40%
JNL/S&P Equity Growth Series I5                             -14.06%               N/A              10.40%
JNL/S&P Equity Aggressive Growth Series I 5                 -15.27%               N/A              10.85%
JNL/S&P Conservative Growth Series II5                       -5.77%               N/A               1.60%
JNL/S&P Moderate Growth Series II5                           -6.57%               N/A               6.01%
JNL/S&P Aggressive Growth Series II5                         -9.04%               N/A               6.14%
JNL/S&P Very Aggressive Growth Series II5                   -12.86%               N/A              11.35%
JNL/S&P Equity Growth Series II5                            -10.35%               N/A               7.79%
JNL/S&P Equity Aggressive Growth Series II 5                -11.18%               N/A               9.63%
JNL/S&P Conservative Growth Series9                           N/A                 N/A              -4.60%
JNL/S&P Moderate Growth Series10                              N/A                 N/A              -8.10%
JNL/S&P Aggressive Growth Series11                            N/A                 N/A              -5.30%
Lazard/JNL Mid Cap Value Series4                             25.37%               N/A               7.05%
Lazard/JNL Small Cap Value Series4                           16.60%               N/A               1.22%
PPM America/JNL Balanced Series1                              8.25%              9.31%             11.02%
PPM America/JNL Money Market Series1                          5.83%              5.06%              5.09%
PPM America/JNL High-Yield Bond Series1                      -5.62%              5.16%              5.70%
Salomon Brothers/JNL Balanced Series4                         8.20%               N/A               4.95%
Salomon Brothers/JNL Global Bond Series1                      7.28%              7.21%              7.69%
Salomon Brothers/JNL High-Yield Bond Series 4                -4.67%               N/A              -1.83%
Salomon Brothers/JNL U.S. Government & Quality Bond
   Series1                                                   11.50%              5.89%              6.47%
T. Rowe Price/JNL Established Growth Series1                 -0.34%             19.70%             21.44%
T. Rowe Price/JNL Mid-Cap Growth Series1                      7.16%             18.67%             21.83%
T. Rowe Price/JNL Value Series8                               N/A                 N/A              12.54%

1 Commenced operations on May 15, 1995.

2 Commenced operations on October 16, 1995.

3 Commenced operations on September 16, 1996.

4 Commenced operations on March 2, 1998.

5 The JNL/S&P Conservative Growth Series I commenced operations on April 9, 1998; the JNL/S&P Moderate Growth Series I commenced operations on April 8, 1998; the JNL/S&P Aggressive Growth Series I commenced operations on April 8, 1998; the JNL/S&P Very Aggressive Growth Series I commenced operations on April 1, 1998; the JNL/S&P Equity Growth Series I commenced operations on April 13, 1998; the JNL/S&P Equity Aggressive Growth Series I commenced operations on April 15, 1998; the JNL/S&P Conservative Growth Series II commenced operations on April 13, 1998; the JNL/S&P Moderate Growth Series II commenced operations on April 13, 1998; the JNL/S&P Aggressive Growth Series II commenced operations on April 13, 1998; the JNL/S&P Very Aggressive Growth Series II commenced operations on April 13, 1998; the JNL/S&P Equity Growth Series II commenced operations on April 13, 1998; the JNL/S&P Equity Aggressive Growth Series II commenced operations on April 13, 1998 and the JNL/J.P. Morgan Enhanced S&P 500 Index Series commenced operations on May 16, 1999.

6 Commenced operations on March 2, 1998. As of the May 1, 2000, Janus Capital Corporation (Janus) has replaced Goldman Sachs Asset Management as the sub-adviser to this Series. In addition, certain investment policies, practices and strategies have been changed to reflect the management style of Janus, the new sub-adviser. The Advisory fees have also been changed. Given these changes, the performance information shown below is not indicative in any manner of how the Series will perform in the future.

7 Commenced  operations  on May 15,  1995.  As May 1, 2000,,  Putnam  Investment
Management, Inc. has replaced Rowe-Price Fleming International, Inc. as the sub-adviser to this Series. Therefore, the performance information shown below is not indicative in any manner of how the Series will perform in the future.

8 Commenced operations on May 1, 2000.

9 Commenced operations on January 26, 2000

10 Commenced operations on January 13, 2000.

11 Commenced operations on January 16, 2000.

         The JNL/S&P Conservative Growth Series, the JNL/S&P Moderate Growth Series, the JNL/S&P Aggressive Growth Series, the JNL Enhanced Intermediate Bond Index Series, the JNL International Index Series, the JNL Russell 2000 Index Series, the JNL S&P 500 Index Series, and the JNL S&P MidCap Index Series were not in operation in 1999. Prior to May 1, 1997, the PPM America/JNL Balanced Series was the JNL/Phoenix Investment Counsel Balanced Series and was sub-advised by Phoenix Investment Counsel Inc., the JNL/Putnam Growth Series was the JNL/Phoenix Investment Counsel Growth Series and was sub-advised by Phoenix Investment Counsel, Inc., and the JNL/Putnam Value Equity Series was the PPM America/JNL Value Equity Series and was sub-advised by PPM America, Inc.

         A Series' performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have magnified performance impact on a Series with a small asset base. A Series may not experience similar performance as its assets grow.

         The standardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication. The standardized average annual total return will be based on rolling calendar quarters and will cover at least periods of one, five and ten years, or a period covering the time the Series has been in existence, if it has not been in existence for one of the prescribed periods.

         Non-standardized total return may also be advertised. Non-standardized total return may be for periods other than those required to be presented or may otherwise differ from standardized average annual total return. Non-standardized total return for a specific period is calculated by first taking an investment (initial investment) in the Series' shares on the first day of the period and computing the end value of that investment at the end of the period. The total return percentage is then determined by subtracting the initial investment from the ending value and dividing the remainder by the initial investment and expressing the result as a percentage. The calculation assumes that all income and capital gains dividends paid by the Series have been reinvested at net asset value on the reinvestment dates during the period. Non-standardized total return may also be shown as the increased dollar value of the hypothetical investment over the period.

         Quotations of standardized average annual total return and non-standardized total return are based upon historical earnings and will fluctuate. Any quotation of performance, therefore, should not be considered a guarantee of future performance. Factors affecting the performance of a Series include general market conditions, operating expenses and investment management.

         The yield for a Series other than the PPM America/JNL Money Market Series is computed in accordance with a standardized method prescribed by the rules of the SEC. The yield is calculated by assuming that the income generated by the investment during that 30-day period is generated each 30-day period over a 12-month period and is shown as a percentage of the investment. Under this method, yield is computed by dividing the net investment income per share earned during the specified one month or 30-day period by the offering price per share on the last day of the period, according to the following formula:

                                    [OBJECT OMITTED]
Where:
  a = dividends and interest earned during the period.
  b = expenses accrued for the period (net of reimbursements).
  c = the average daily number of shares outstanding during the period that were entitled to receive dividends.
  d = the offering price (net asset value) per share on the last day of the period.

         The yield for the 30-day period ended December 31, 2000, for each of the referenced Series was as follows:

  JNL/PIMCO Total Return Bond Series                            5.85%
  PPM America/JNL Balanced Series                               3.15%
  PPM America/JNL High-Yield Bond Series                        9.34%
  Salomon Brothers/JNL Balanced Series                          2.54%
  Salomon Brothers/JNL Global Bond Series                       7.65%
  Salomon Brothers/JNL High-Yield Bond Series                   9.01%
  Salomon Brothers/JNL U.S. Government & Quality Bond Series    6.09%

         In computing the foregoing yield, the Series follow certain standardized accounting practices specified by SEC rules. These practices are not necessarily consistent with those that the Series use to prepare annual and interim financial statements in accordance with generally accepted accounting principles.

         The PPM America/JNL Money Market Series' yield is also computed in accordance with a standardized method prescribed by rules of the SEC. This Series' yield is a measure of the net dividend and interest income earned over a specific seven-day period expressed as a percentage of the offering price of the Series. The yield is an annualized figure, which means that it is assumed that the Series generates the same level of net income over a 52-week period. Under this method, the current yield quotation is based on a seven-day period and is computed as follows. The first calculation is net investment income per share; which is accrued interest on portfolio securities, plus or minus amortized discount or premium, less accrued expenses. This number is then divided by the price per share (expected to remain constant at $1.00) at the beginning of the period (base period return). The result is then divided by 7 and multiplied by 365 and the resulting yield figure is carried to the nearest one-hundredth of one percent. Realized capital gains or losses and unrealized appreciation or depreciation of investments are not included in the calculation. The PPM America/JNL Money Market Series' yield for the seven-day period ended December 31, 2000, was 5.95%.

         The PPM America/JNL Money Market Series' effective yield is determined by taking the base period return (computed as described above) and calculating the effect of assumed compounding. The formula for the effective yield is: (base period return + 1)365/7 - 1. The PPM America/JNL Money Market Series' effective yield for the seven-day period ended December 31, 2000, was 6.12%.

         A Series' performance quotations are based upon historical results and are not necessarily representative of future performance. The Series' shares are sold at net asset value. Returns and net asset value will fluctuate, except that the PPM America/JNL Money Market Series seeks to maintain a $1.00 net asset value per share. Factors affecting a Series' performance include general market conditions, operating expenses and investment management. Shares of a Series are redeemable at the then current net asset value, which may be more or less than original cost.

         The performance of the Series may be compared to the performance of other mutual funds or mutual fund indices with similar objectives and policies as reported by Lipper Analytical Services, Inc. (Lipper), CDA Investment Technologies, Inc. (CDA) or Donoghue's Money Fund Report. Lipper and CDA performance calculations are based upon changes in net asset value with all dividends reinvested and do not include the effect of any sales charges. A Series' performance may also be compared to that of the Consumer Price Index or various unmanaged stock and bond indices including, but not limited to the Consumer Price Index, the Standard & Poor's 500 Index, the Standard & Poor's MidCap 400 Index, the Morgan Stanley Capital International All Country World Free (ex-U.S.) Index, the Morgan Stanley Capital International World Index, the Lehman Brothers Aggregate Bond Index, the Lehman Brothers High-Yield Index, the Merrill Lynch Treasury Bill Index (3 month), the Salomon Smith Barney Broad Investment Grade Bond Index, the Salomon Smith Barney High Yield Market Index, the Salomon Brothers Treasury Index, the Russell 2000 Index, the Russell Midcap Index, the Morgan Stanley Europe and Australasia, Far East Equity Index, the S&P Micropal Asset Allocation USA Income Funds Sector Index, or the S&P Micropal Asset Allocation USA Balanced Funds Sector Index,. No adjustments are made for taxes payable on dividends. Lipper and CDA are widely recognized independent mutual fund reporting services. Lipper and CDA indices are weighted performance averages of other mutual funds with similar investment objectives.

         From time to time, a Series also may quote information from publications including, but not limited to, the following: Morningstar, Inc., The Wall Street Journal, Money Magazine, Forbes, Barron's, The New York Times, USA Today, Institutional Investor and Registered Representative. Also, investors may want to compare the historical returns of various investments, performance indices of those investments or economic indicators, including but not limited to stocks, bonds, certificates of deposit and other bank products, money market funds and U.S. Treasury obligations. Certain of these alternative investments may offer fixed rates of return and guaranteed principal, and may be insured. Economic indicators may include, without limitation, indicators of market rate trends and cost of funds, such as Federal Home Loan Bank Board 11th District Cost of Funds Index (COFI).

         The net asset values and returns of the Series will fluctuate. Shares of a Series are redeemable by an investor at the then current net asset value, which may be more or less than original cost.

         A Series may periodically advertise tax-deferred compounding charts and other hypothetical illustrations.

                      INVESTMENT ADVISER AND OTHER SERVICES

         Jackson National Asset Management, LLC ("JNAM"), 1 Corporate Way, Lansing, MI 48951, is the investment adviser to the Trust. As investment adviser, JNAM provides the Trust with professional investment supervision and management. JNAM is a wholly owned subsidiary of Jackson National Life Insurance Company, which is in turn wholly owned by Prudential plc, a life insurance company in the United Kingdom.

         JNAM acts as investment adviser to the Trust pursuant to an Investment Advisory and Management Agreement. Prior to January 31, 2001, Jackson National Financial Services, LLC, an affiliate of JNAM, acted as investment adviser to the Trust. Jackson NationalAsset Management, LLC assumed all related investment management duties from Jackson National Financial Services, LLC pursuant to a Plan of Merger dated January 31, 2001.The Board of Trustees approved the merger on November 9, 2000.. Prior to July 1, 1998, Jackson National Financial Services, Inc., an affiliate of JNAM acted as investment adviser to the Trust.

         The Investment Advisory and Management Agreement continues in effect for each Series from year to year after its initial two-year term so long as its continuation is approved at least annually by (i) a majority of the Trustees who are not parties to such agreement or interested persons of any such party except in their capacity as Trustees of the Trust, and (ii) the shareholders of the affected Series or the Board of Trustees. It may be terminated at any time upon 60 days notice by either party, or by a majority vote of the outstanding shares of a Series with respect to that Series, and will terminate automatically upon assignment. Additional Series may be subject to a different agreement. The Investment Advisory and Management Agreement provides that JNAM shall not be liable for any error of judgment, or for any loss suffered by the Series in connection with the matters to which the agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of JNAM in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties under the agreement. As compensation for its services, the Trust pays JNAM a fee as described in the Prospectus. The fees paid by the Trust to Jackson National Financial Services, Inc. pursuant to the Amended Investment Advisory and Management Agreement for the period from January 1, 1998 to June 30, 1998 were $6,458,387. The fees paid by the Trust to JNFS pursuant to the Amended Investment Advisory and Management Agreement from July 1, 1998 to December 31, 1998, for the fiscal year ended December 31, 1999 and for the fiscal year ended December 31, 2000 were $7,786,576, $26,522,400 and $49,180,137, respectively.

         In addition to providing the services described above, JNAM selects, contracts with and compensates sub-advisers to manage the investment and reinvestment of the assets of the Series of the Trust. JNAM monitors the compliance of such sub-advisers with the investment objectives and related policies of each Series and reviews the performance of such sub-advisers and reports periodically on such performance to the Trustees of the Trust.


         A I M Capital Management, Inc. ("AIM" ), with principal offices at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, serves as sub-advisor to the AIM/JNL Large Cap Growth Series, the AIM/JNL Small Cap Growth Series and the AIM/JNL Value II Series. AIM is a wholly owned subsidiary of AMVESCAP, PLC.


         Alliance Capital Management L.P. (Alliance), with principal offices at 1345 Avenue of the Americas, New York, New York 10105, serves as sub-adviser to the JNL/Alliance Growth Series. Alliance's clients are primarily major corporate employee benefit funds, investment companies, foundations, endowment funds and public employee retirement systems.

         Eagle Asset Management, Inc. (Eagle), 880 Carillon Parkway,
St. Petersburg, Florida 33716, serves as sub-adviser to the JNL/Eagle Core Equity Series and the JNL/Eagle SmallCap Equity Series. Eagle is a wholly owned subsidiary of Raymond James Financial, Inc., which, together with its subsidiaries, provides a wide range of financial services to retail and institutional clients.

         Fred Alger Management, Inc. (Alger Management), which is located at 1 World Trade Center, Suite 9333, New York, New York 10048, serves as sub-adviser to the JNL/Alger Growth Series. Alger Management is generally engaged in the business of rendering investment advisory services to institutions and, to a lesser extent, individuals. Alger Management has been engaged in the business of rendering investment advisory services since 1964. Alger Management is a wholly owned subsidiary of Fred Alger & Company, Incorporated which in turn is a wholly owned subsidiary of Alger Associates, Inc., a financial services holding company. Fred M. Alger III and his brother, David D. Alger are majority shareholders of Alger Associates, Inc. and may be deemed to control that company and its subsidiaries.

         J.P. Morgan Investment Management Inc. (J.P. Morgan), with principal offices at 522 Fifth Avenue, New York, New York 10036, serves as sub-adviser to the JNL/J.P. Morgan Enhanced S&P 500 Stock Index Series and the JNL/J.P. Morgan International & Emerging Markets Series. J.P. Morgan is a wholly-owned subsidiary of J.P. Morgan Chase & Co., a bank holding company. J.P. Morgan and its affiliates offer a wide range of services to governmental, institutional, corporate and individual customers and act as investment advisor to individual and institutional customers.

         Janus Capital Corporation (Janus Capital), a Colorado corporation with principal offices at 100 Fillmore Street, Denver, Colorado 80206, serves as sub-adviser to the JNL/Janus Aggressive Growth Series, the JNL/Janus Balanced Series, the JNL/Janus Capital Growth Series, the JNL/Janus Global Equities Series, and the JNL/Janus Growth & Income Series. Janus Capital is owned in part by Stilwell Financial Inc. ("Stilwell"), which owns approximately 81.5% of the outstanding voting stock of Janus Capital. Stilwell is a publicly traded holding company with principal operations in financial asset management businesses. Thomas H. Bailey, President and Chairman of the Board of Janus Capital, owns approximately 12% of Janus Capital's voting stock and, by agreement with Stilwell, selects a least a majority of Janus Capital's Board subject to the approval of Stilwell, which approval cannot be unreasonably withheld. Upon the completion of a pending stock sale transaction between Thomas H. Bailey and Stilwell, Stilwell will own approximately 88.7% of Janus Capital's outstanding voting stock and Mr. Bailey will own approximately 6.2%. This transaction is anticipated to close during the first half of 2001.

         Lazard Asset Management (Lazard), 30 Rockefeller Plaza, New York, New York 10112, serves as sub-adviser to the Lazard/JNL Mid Cap Value Series and the Lazard/JNL Small Cap Value Series. Lazard is a division of Lazard Freres & Co. LLC (Lazard Freres), a New York limited liability company, which is registered as an investment adviser with the SEC and is a member of the New York, American and Chicago Stock Exchanges. Lazard Freres provides its clients with a wide variety of investment banking, brokerage and related services. Its clients are both individuals and institutions.

         OppenheimerFunds, Inc. (Oppenheimer), located at Two World Trade Center, New York, New York 10048-0203, serves as sub-adviser to the JNL/Oppenheimer Global Growth Series and to the JNL/Oppenheimer Growth Series. Oppenheimer is wholly-owned by Oppenheimer Acquisition Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company.

         Pacific Investment Management Company LLC (PIMCO), located at 840 Newport Center Drive, Suite 300, Newport Beach, California 92660, serves as sub-adviser to the JNL/PIMCO Total Return Bond Series. PIMCO is an investment counseling firm founded in 1971. PIMCO is a Delaware limited liability company and is a subsidiary of PIMCO Advisors L.P. (PIMCO Advisors). PIMCO Advisors was organized as a limited partnership under Delaware law in 1987. PIMCO Advisors' sole general partner is Allianz-PacLife Partners LLC. Allianz-PacLife Partners LLC is a Delaware limited liability company with two members, PIMCO Holding LLC, a Delaware limited liability company and Pacific Asset Management LLC, a Delaware limited liability company. PIMCO Holding LLC's sole member is Allianz GP Sub LLC which is a wholly-owned subsidiary of Allianz of America, Inc., which is wholly owned by Allianz AG. Pacific Asset Management LLC is a wholly-owned subsidiary of Pacific Life Insurance Company, which is a wholly-owned subsidiary of Pacific Mutual Holding Company. Allianz A.G. indirectly holds a controlling interest in PIMCO Advisors L.P. Pacific Life Insurance Company owns an indirect majority equity interest in PIMCO Advisors L.P. Pacific Life Insurance Company is a California-based insurance company. Allianz A.G. is a European-based, multinational insurance and financial services holding company. PPM America, Inc. (PPM), which is located at 225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606, serves as sub-adviser to the PPM America/JNL Balanced Series, the PPM America/JNL High Yield Bond Series and the PPM America/JNL Money Market Series. PPM, an affiliate of JNAM, is a wholly owned subsidiary of Prudential Portfolio Managers Ltd., (PPM Ltd.) an investment management company engaged in global money management, which is in turn wholly owned by Prudential plc.

         Putnam Investment Management, Inc. (Putnam), located at One Post Office Square, Boston, Massachusetts 02109, serves as sub-adviser to the JNL/Putnam Growth Series, the JNL/Putnam International Equity Series, the JNL/Putnam Value Equity Series, and the JNL/Putnam Midcap Growth Series. Putnam has been managing mutual funds since 1937. Putnam is a subsidiary of Putnam Investment, Inc., which is owned by Marsh & McLennan Companies, Inc., a publicly-owned holding company whose principal businesses are international insurance and reinsurance brokerage, employee benefit consulting and investment management.

         Salomon Brothers Asset Management Inc (SBAM), located at 7 World Trade Center, New York, New York 10048, serves as sub-adviser to the Salomon Brothers/JNL Balanced Series, the Salomon Brothers/JNL Global Bond Series, the Salomon Brothers/JNL High Yield Bond Series and the Salomon Brothers/JNL U.S. Government & Quality Bond Series. SBAM is an indirect wholly owned subsidiary of Citigroup Inc. SBAM was incorporated in 1987, and, together with affiliates in London, Frankfurt, Tokyo and Hong Kong, SBAM provides a broad range of fixed income and equity investment advisory services to various individual and institutional clients located throughout the world and serves as sub-advisor to various investment companies.

         In connection with SBAM's service as sub-adviser to the Salomon Brothers/JNL Global Bond Series, SBAM Limited, whose business address is Victoria Plaza, 111 Buckingham Palace Road, London SW1W OSB, England, provides certain sub-advisory services to SBAM relating to currency transactions and investments in non-dollar denominated debt securities for the benefit of the Series. SBAM Limited is compensated by SBAM at no additional expense to the Trust. Like SBAM, SBAM Limited is an indirect, wholly owned subsidiary of Citigroup Inc. SBAM Limited is a member of the Investment Management Regulatory Organization Limited in the United Kingdom and is registered as an investment adviser in the United States pursuant to the Investment Advisers Act of 1940, as amended.

         Standard & Poor's Investment Advisory Services, Inc. (SPIAS), located at55 Water Street, New York, New York 10014, serves as sub-adviser to the JNL/S&P Conservative Growth Series I, JNL/S&P Moderate Growth Series I, JNL/S&P Aggressive Growth Series I, JNL/S&P Very Aggressive Growth Series I, JNL/S&P Equity Growth Series I, JNL/S&P Equity Aggressive Growth Series I, JNL/S&P Conservative Growth Series II, JNL/S&P Moderate Growth Series II, JNL/S&P Aggressive Growth Series II, JNL/S&P Very Aggressive Growth Series II, JNL/S&P Equity Growth Series II, JNL/S&P Equity Aggressive Growth Series II, JNL/S&P Conservative Growth Series, JNL/S&P Moderate Growth Series and JNL/S&P Aggressive Growth Series. SPIAS was established in 1995 to provide investment advice to the financial community. SPIAS is a subsidiary of The McGraw-Hill Companies, Inc. and is affiliated with S&P. SPIAS operates independently of and has no access to analysis or other information supplied or obtained by S&P in connection with its ratings business, except to the extent such information is made available by S&P to the general public.

         T. Rowe Price Associates, Inc. (T. Rowe), located at 100 East Pratt Street, Baltimore, Maryland 21202, serves as sub-adviser to the
T. Rowe Price/JNL Established Growth Series, the T. Rowe Price/JNL Mid-Cap Growth Series, and the T. Rowe Price/JNL Value Series. T. Rowe was founded in 1937 by the late Thomas Rowe Price, Jr.

         As compensation for their services, the sub-advisers receive fees from JNAM computed separately for each Series. The fee for each Series is stated as an annual percentage of the net assets of such Series. The fees are calculated based on the average net assets of each Series. The following is a schedule of the management fees JNAM currently is obligated to pay the sub-advisers out of the advisory fee it receives from the Series as described elsewhere in this SAI and the Prospectus:

                            SERIES                                              ASSETS                        FEES

  JNL/Alger Growth Series..............................        $0 to $300 million......................      .55%
                                                               $300 million to $500 million............      .50%
                                                               Over $500 million.......................      .45%

  JNL/Alliance Growth Series...........................        $0 to $10 million.......................      .90%
                                                               $10 million to $20 million..............      .75%
                                                               $20 million to $ 40 million.............     .625%
                                                               $40 million to $60 million..............     .375%
                                                               Over $60 million........................      .25%

  JNL/Eagle Core Equity Series.........................        $0 to $50 million.......................      .45%
                                                               $50 million to $300 million.............      .40%
                                                               Over $300 million.......................      .30%

  JNL/Eagle SmallCap Equity Series.....................        $0 to $150 million......................      .50%
                                                               $150 million to $500 million............      .45%
                                                               Over $500 million.......................      .40%

  JNL/J.P. Morgan Enhanced S&P 500 Stock Index Series..        $0 to $25 million.......................      .35%
                                                               Over $25 million........................      .30%

  JNL/J.P. Morgan International & Emerging Markets Series....  $0 to $50 million.......................      .55%
                                                               $50 million to $200 million.............      .50%
                                                               $200 million to $350 million............      .45%
                                                               Over $350 million.......................      .40%

  JNL/Janus Aggressive Growth Series...................        $0 to $100 million......................      .55%
                                                               $100 million to $500 million............      .50%
                                                               Over $500 million.......................      .45%

  JNL/Janus Balanced Series............................        $0 to $100 million......................      .55%
                                                               $100 million to $500 million............      .50%
                                                               Over $500 million.......................      .45%

  JNL/Janus Capital Growth Series......................        $0 to $100 million......................      .55%
                                                               $100 million to $500 million............      .50%
                                                               Over $500 million.......................      .45%

  JNL/Janus Global Equities Series.....................        $0 to $100 million......................      .55%
                                                               $100 million to $500 million............      .50%
                                                               Over $500 million.......................      .45%

  JNL/Janus Growth & Income Series.....................        $0 to $100 million......................      .55%
                                                               $100 million to $500 million............      .50%
                                                               Over $500 million.......................      .45%

  JNL/Oppenheimer Global Growth Series.................        $0 to $300 million......................      .35%
                                                               Next $450 million.......................      .30%
                                                               Over $750 million.......................      .25%

  JNL/Oppenheimer Growth Series........................        $0 to $50 million.......................      .45%
                                                               $50 million to $100 million.............      .40%
                                                               $100 million to $250 million............      .35%
                                                               Over $250 million.......................      .30%

  JNL/PIMCO Total Return Bond Series...................        all assets..............................      .25%

  JNL/Putnam Growth Series.............................        $0 to $150 million......................      .50%
                                                               $150 million to $300 million............      .45%
                                                               Over $300 million.......................      .35%

  JNL/Putnam International Equity Series...............        $0 to $150 million......................      .65%
                                                               $150 million to $300 million............      .55%
                                                               Over $300 million.......................      .45%

  JNL/Putnam Value Equity Series.......................        $0 to $150 million......................      .50%
                                                               $150 million to $300 million............      .45%
                                                               Over $300 million.......................      .35%

  JNL/Putnam Midcap Growth Series......................        $0 to $250 million......................      .50%
                                                               Over $250  million......................      .45%

  JNL/S&P Conservative Growth Series I.................        $0 to $500 million......................      .10%
                                                               Over $500 million.......................      .075%

  JNL/S&P Moderate Growth Series I.....................        $0 to $500 million......................      .10%
                                                               Over $500 million.......................      .075%

  JNL/S&P Aggressive Growth Series I...................        $0 to $500 million......................      .10%
                                                               Over $500 million.......................      .075%

  JNL/S&P Very Aggressive Growth Series I..............        $0 to $500 million......................      .10%
                                                               Over $500 million.......................      .075%

  JNL/S&P Equity Growth Series I.......................        $0 to $500 million......................      .10%
                                                               Over $500 million.......................      .075%

  JNL/S&P Equity Aggressive Growth Series I............        $0 to $500 million......................      .10%
                                                               Over $500 million.......................      .075%

  JNL/S&P Conservative Growth Series II................        $0 to $500 million......................      .10%
                                                               Over $500 million.......................      .075%

  JNL/S&P Moderate Growth Series II....................        $0 to $500 million......................      .10%
                                                               Over $500 million.......................      .075%

  JNL/S&P Aggressive Growth Series II..................        $0 to $500 million......................      .10%
                                                               Over $500 million.......................      .075%

  JNL/S&P Very Aggressive Growth Series II.............        $0 to $500 million......................      .10%
                                                               Over $500 million.......................      .075%

  JNL/S&P Equity Growth Series II......................        $0 to $500 million......................      .10%
                                                               Over $500 million.......................      .075%

  JNL/S&P Equity Aggressive Growth Series II...........        $0 to $500 million......................      .10%
                                                               Over $500 million.......................      .075%

  JNL/S&P Conservative Growth Index Series.............        $0 to $500 million......................      .10%
                                                               Over $500 million.......................      .075%

  JNL/S&P Moderate Growth Index Series.................        $0 to $500 million......................      .10%
                                                               Over $500 million.......................      .075%

  JNL/S&P Aggressive Growth Index Series...............        $0 to $500 million......................      .10%
                                                               Over $500 million.......................      .075%

  JNL Enhanced Intermediate Bond Index Series..........        all assets..............................      .20%

  JNL International Index Series.......................        all assets..............................      .15%

  JNL Russell 2000 Index Series........................        all assets..............................      .05%

  JNL S&P 500 Index Series.............................        all assets..............................      .05%

  JNL S&P MidCap Index Series..........................        all assets..............................      .05%


  AIM/JNL Large Cap Growth Series......................        $0 to $50 million.......................      .55%
                                                               $50 million to $200 million.............      .50%
                                                               $200 million to $500 million............      .45%
                                                               Over $500 million.......................      .40%

  AIM/JNL Small Cap Growth Series......................        $0 to $500 million                            .65%
                                                               Over $500 million                             .60%

  AIM/JNL Value II Series..............................        $0 to $50 million.......................      .50%
                                                               $50 million to $200 million.............      .475%
                                                               $200 million to $500 million............      .45%
                                                               Over $500 million.......................      .40%


  Lazard/JNL Mid Cap Value Series......................        $0 to $50 million.......................      .55%
                                                               $50 million to $150 million.............      .525%
                                                               $150 million to $300 million............      .475%
                                                               Over $300 million.......................      .45%

  Lazard/JNL Small Cap Value Series....................        $0 to $50 million.......................      .625%
                                                               $50 million to $150 million.............      .575%
                                                               $150 million to $300 million............      .525%
                                                               Over $300 million.......................      .475%

  PPM America/JNL Balanced Series......................        $0 to $50 million.......................      .25%
                                                               $50 million to $150 million.............      .20%
                                                               $150 million to $300 million............      .175%
                                                               $300 million to $500 million............      .15%
                                                               Over $500 million.......................      .125%

  PPM America/JNL High Yield Bond Series...............        $0 to $50 million.......................      .25%
                                                               $50 million to $150 million.............      .20%
                                                               $150 million to $300 million............      .175%
                                                               $300 million to $500 million............      .15%
                                                               Over $500 million.......................      .125%

  PPM America/JNL Money Market Series..................        $0 to $50 million.......................      .20%
                                                               $50 million to $150 million.............      .15%
                                                               $150 million to $300 million............      .125%
                                                               $300 million to $500 million............      .10%
                                                               Over $500 million.......................      .075%

  Salomon Brothers/JNL Balanced Series.................        $0 to $50 million.......................      .35%
                                                               $50 million to $100 million.............      .30%
                                                               Over $100 million.......................      .25%

  Salomon Brothers/JNL Global Bond Series..............        $0 to $50 million.......................      .375%
                                                               $50 million to $150 million.............      .35%
                                                               $150 million to $500 million............      .30%
                                                               Over $500 million.......................      .25%

  Salomon Brothers/JNL High Yield Bond Series..........        $0 to $50 million.......................      .35%
                                                               $50 million to $100 million.............      .30%
                                                               Over $100 million.......................      .25%

  Salomon Brothers/JNL U.S. Government & Quality Bond Series.  $0 to $150 million......................      .225%
                                                               $150 million to $300 million............      .175%
                                                               $300 million to $500 million............      .15%
                                                               Over $500 million.......................      .10%

  T. Rowe Price/JNL Established Growth Series..........        $0 to $20 million.......................      .45%
                                                               $20 million to $50 million..............      .40%
                                                               Over $50 million........................      .40%*

  T. Rowe Price/JNL Mid-Cap Growth Series..............        $0 to $20 million.......................      .60%
                                                               $20 million to $50 million..............      .50%
                                                               Over $50 million........................      .50%*

  T. Rowe Price/JNL Value Series.......................        $0 to $50 million.......................      .50%
                                                               Over $50 million........................      .40%

* When average net assets exceed this amount, the sub-advisory fee asterisked is applicable to all amounts in this Series.

         Effective June 1, 2001, T. Rowe Price Associates, Inc. will waive compensation due to them under the Investment Sub-Advisory Agreement to the extent necessary to reduce its effective monthly sub-advisory fees for the Series by certain percentages.

         The sub-advisory fees payable by JNAM to a sub-adviser may be reduced as agreed to by the parties from time to time. With respect to the Salomon Brothers/JNL Global Bond Series and in connection with the advisory consulting agreement between Salomon Brothers and SBAM Limited, Salomon Brothers will pay SBAM Limited, as full compensation for all services provided under the advisory consulting agreement, a portion of its investment management fee. The amount payable to SBAM Limited will be equal to the fee payable under Salomon Brothers' sub-advisory agreement multiplied by the portion of the assets of the Series that SBAM Limited has been delegated to manage divided by the current value of the net assets of the Series.

         Subject to the supervision of JNAM and the Trustees pursuant to investment sub-advisory agreements entered into between JNAM and each of the sub-advisers, respectively, the sub-advisers invest and reinvest the Series' assets consistent with the Series' respective investment objectives and policies. The investment sub-advisory agreement continues in effect for each Series from year to year after its initial two-year term so long as its continuation is approved at least annually by a majority of the Trustees who are not parties to such agreement or interested persons of any such party except in their capacity as Trustees of the Series and by the shareholders of the affected Series or the Board of Trustees. It may be terminated at any time upon 60 days notice by either party, or by a majority vote of the outstanding shares of a Series with respect to that Series, and will terminate automatically upon assignment or upon the termination of the investment management agreement between JNAM and the Series. Additional Series may be subject to a different agreement. The sub-advisers are responsible for compliance with or have agreed to use their best efforts to manage the Series to comply with the provisions of
Section 817(h) of the Internal Revenue Code, applicable to each Series (relating to the diversification requirements applicable to investments in underlying variable annuity contracts).

         The JNL/J.P. Morgan Enhanced S&P 500 Stock Index Series, JNL S&P 500 Index Series, and JNL S&P MidCap Index Series are not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. (S&P). S&P makes no representation or warranty, express or implied, to the owners of the Series or any member of public regarding the advisability of investing in securities generally or in the Series particularly or the ability of the S&P 500 Index or the S&P MidCap 400 Index to track general stock market performance. S&P's only relationship to the Licensee is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index and the S&P MidCap 400 Index which are determined, composed and calculated by S&P without regard to the Licensee or the Series. S&P has no obligation to take the needs of the Licensee or the owners of the Series into consideration in determining, composing or calculating the S&P 500 Index or the S&P MidCap 400 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Series or the timing of the issuance or sale of the Series or in the determination or calculation of the equation by which the Series is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Series.

         S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR THE S&P MIDCAP 400 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE SERIES, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR THE S&P MIDCAP 400 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR THE S&P MIDCAP 400 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Administrative Fee. Each Series, except the JNL International Index Series, the JNL/Oppenheimer Global Growth Series and each of the JNL/S&P Series, pay to JNAM an Administrative Fee of .10% of the average daily net assets of the Series. The JNL International Index Series JNL/Oppenheimer Global Growth Series pays an Administrative Fee of .15%. The JNL/S&P Series do not pay an Administrative Fee. In return for the fee, JNAM provides or procures all necessary administrative functions and services for the operation of the Series. In addition, JNAM, at its own expense, arranges for legal, audit, fund accounting, custody, printing and mailing, and all other services necessary for the operation of each Series. Each Series is responsible for trading expenses including brokerage commissions, interest and taxes, and other non-operating expenses.

Custodian and Transfer Agent. The custodian has custody of all securities and cash of the Trust maintained in the United States and attends to the collection of principal and income and payment for and collection of proceeds of securities bought and sold by the Trust.


         Boston Safe Deposit and Trust Company, One Boston Place, Boston, Massachusetts 02108, acts as custodian for the JNL/Alger Growth Series, JNL/Alliance Growth Series, JNL/Eagle Core Equity Series, JNL/Eagle SmallCap Equity Series, JNL/J.P. Morgan Enhanced S&P 500 Stock Index Series, JNL/J.P. Morgan International & Emerging Markets Series, JNL/Janus Aggressive Growth Series, JNL/Janus Balanced Series, JNL/Janus Capital Growth Series, JNL/Janus Global Equities Series JNL/Janus Growth & Income Series, JNL/Oppenheimer Global Growth Series, JNL/Oppenheimer Growth Series, JNL/PIMCO Total Return Bond Series, JNL/Putnam Growth Series, JNL/Putnam International Equity Series, JNL/Putnam Midcap Growth Series, JNL/Putnam Value Equity Series, JNL Enhanced Intermediate Bond Index Series, JNL International Index Series, JNL Russell 2000 Index Series, JNL S&P 500 Index Series, JNL S&P MidCap Index Series, AIM/JNL Large Cap Growth Series, AIM/JNL Small Cap Growth Series, AIM/JNL Value II Series, Lazard/JNL Small Cap Value Series, Lazard/JNL Mid Cap Value Series, PPM America/JNL Balanced Series, PPM America/JNL High Yield Bond Series, PPM America/JNL Money Market Series, Salomon Brothers/JNL Balanced Series, Salomon Brothers/JNL Global Bond Series, Salomon Brothers/JNL High Yield Bond Series, Salomon Brothers/JNL U.S. Government & Quality Bond Series, T. Rowe Price/JNL Established Growth Series, T. Rowe Price/JNL Midcaap Growth Series , T. Rowe Price/JNL Value Series, JNL Enhanced Intermediate Bond Index Series, JNL/SSGA International Index Series, JNL Russell 2000 Index Series, JNL S&P 500 Index Series, and JNL S&P MidCap Index Series.


The Trust acts as custodian for the JNL/S&P Conservative Growth Series I, JNL/S&P Moderate Growth Series I, JNL/S&P Aggressive Growth Series I, JNL/S&P Very Aggressive Growth Series I, JNL/S&P Equity Growth Series I, JNL/S&P Equity Aggressive Growth Series I, JNL/S&P Conservative Growth Series II, JNL/S&P Moderate Growth Series II, JNL/S&P Aggressive Growth Series II, JNL/S&P Very Aggressive Growth Series II, JNL/S&P Equity Growth Series II, JNL/S&P Equity Aggressive Growth Series II, JNL/S&P Conservative Growth Series, JNL/S&P Moderate Growth Series, and JNL/S&P Aggressive Growth Series.

         JNAM is the transfer agent and dividend-paying agent for each Series of the Trust.


Independent Accountants. The Board of Trustees has appointed KPMG LLP as the Series' independent accountants. KPMG LLP, 90 South Seventh Street, Minneapolis, Minnesota 55402, will audit and report on the Series' annual financial statements and will perform other professional accounting, auditing and advisory services when engaged to do so by the Series.


The Distributor. Jackson National Life Distributors, Inc. (the "Distributors" or "JNLD"), 401 Wilshire Boulevard, Santa Monica, California 90401 is the distributor. JNLD is a wholly owned subsidiary of Jackson National Life Insurance Company, which is in turn wholly owned by Prudential plc, a life insurance company in the United Kingdom. The Distribution Agreement was approved by the Board of Trustees on August 10, 2000.

Brokerage Enhancement Plan. The Board of Trustees of the Trust, including all of the Trustees who are not "interested persons" (as defined in the Investment Company Act of 1940) of the Trust, the Investment Adviser, the Distributor (referred to as the "Independent Trustees") and the shareholders of certain Series have voted pursuant to the provisions of Rule 12b-1 under the Investment Company Act of 1940 to adopt a Brokerage Enhancement Plan (the "Plan") for the purpose of utilizing the Trust's brokerage commissions to the extent available, to promote the sale and distribution of the Trust's shares (through the sale of variable insurance products funded by the Trust).

Under the Plan, JNAM or a sub-adviser, subject to the requirement to seek best price and execution, effects brokerage transactions in portfolio securities through broker-dealers. It is anticipated that activities or services which will be procured through Brokerage Payments and Brokerage Credits given to the Distributor will include:

o Developing, preparing, printing, and mailing of advertisements, sales literature and other promotional material describing and/or relating to the Trust, the Series, or the Variable Contracts.

o Printing and mailing of Trust prospectuses, statements of additional information, any supplements thereto and shareholder reports for prospective Variable Contract owners.

o Holding or participating in seminars and sales meetings designed to promote the distribution of shares of the Trust, the Series or the Variable Contracts, including materials intended either for broker-dealer only use or for retail use.

o Providing information about the Trust, its Series or the Variable Contracts, or mutual funds or variable contracts in general, to registered representatives of broker-dealers.

o Providing assistance to broker-dealers that are conducting due diligence on the Trust or its Series or the Variable Contracts.

o Payment of marketing fees or allowances requested by broker-dealers who sell Variable Contracts.

o Obtaining information and providing explanations to Variable Contract owners regarding Series investment options and policies and other information about the Trust and its Series, including the performance of the Series.

o Training sales personnel regarding sales of Variable Contracts.

o Personal service and/or maintenance of the Variable Contract owner accounts.

o Financing any other activity that is intended to result in the sale of Trust shares or the Variable Contracts.

The Distributor is obligated to use all amounts generated under the Plan for distribution expenses. The Plan may indirectly benefit the Distributor in that amounts expended under the Plan may help defray, in whole or in part, distribution expenses that otherwise might be borne by the Distributor or an affiliate. In addition, an increase in the Series' assets would increase the advisory fees paid to JNAM.

The Plan provides (1) that it will be subject to annual approval by the Trustees and the Independent Trustees; (2) that the Distributor must provide the Trustees with a quarterly written report of payments made under the Plan and the purpose of the payments and (3) that the Plan may be terminated at any time by the vote of a majority of the Independent Trustees. The Plan may not be amended to increase materially the amount to be spent for distribution without shareholder approval, and all material Plan amendments must be approved by a vote of the Independent Trustees. In addition, the selection and nomination of the Independent Trustees must be committed to the Independent Trustees.

Series Transactions and Brokerage. Pursuant to the Sub-advisory Agreements, the sub-advisers are responsible for placing all orders for the purchase and sale of portfolio securities of the Trust. The sub-advisers have no formula for the distribution of the Trust's brokerage business, their intention being to place orders for the purchase and sale of securities with the primary objective of obtaining the most favorable overall results for the Trust. The cost of securities transactions for each portfolio will consist primarily of brokerage commissions or dealer or underwriter spreads. Bonds and money market instruments are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes.

         Occasionally, securities may be purchased directly from the issuer. For securities traded primarily in the over-the-counter market, the sub-advisers will, where possible, deal directly with dealers who make a market in the securities unless better prices and execution are available elsewhere. Such dealers usually act as principals for their own account.

         In selecting brokers and dealers through whom to effect transactions, the sub-advisers will give consideration to a number of factors, including price, dealer spread or commission, if any, the reliability, integrity and financial condition of the broker-dealer, size of the transaction and difficulty of execution. Consideration of these factors by a sub-adviser, either in terms of a particular transaction or the sub-adviser's overall responsibilities with respect to the Trust and any other accounts managed by the sub-adviser, could result in the Trust paying a commission or spread on a transaction that is in excess of the amount of commission or spread another broker-dealer might have charged for executing the same transaction. In selecting brokers and dealers, the sub-advisers will also give consideration to the value and quality of any research, statistical, quotation or valuation services provided by the broker or dealer. In placing a purchase or sale order, a sub-adviser may use a broker whose commission in effecting the transaction is higher than that of some other broker if the sub-adviser determines in good faith that the amount of the higher commission is reasonable in relation to the value of the brokerage and research services provided by such broker, viewed in terms of either the particular transaction or the sub-adviser's overall responsibilities with respect to the Trust and any other accounts managed by the Sub-adviser. Brokerage and research services provided by brokers and dealers include advice, either directly or through publications or writings, as to the value of securities, the advisability of purchasing or selling securities, the availability of securities or purchasers or sellers of securities, and analyses and reports concerning issuers, industries, securities, economic factors and trends and portfolio strategy. Consistent with the foregoing considerations and the Rules of Fair Practice of the NASD, a sub-adviser may consider the sale of shares of the Series or variable insurance products that use the Series as investment vehicles, or may consider or follow recommendations of JNAM that take such sales into account, as factors in the selection of brokers to effect portfolio transactions for a Series, subject to the requirements of best net price available and most favorable execution. In this regard, JNAM may direct a sub-adviser to try to effect a portion of a Series' transactions through broker-dealers that give prominence to variable insurance products using the Series as investment vehicles, to the extent consistent with best net price available and most favorable execution.

         To the extent research services are used by the sub-advisers in rendering investment advice to the Trust, such services would tend to reduce the sub-advisers' expenses. However, the sub-advisers do not believe that an exact dollar value can be assigned to these services. Research services received by the sub-advisers from brokers or dealers executing transactions for the Trust will be available also for the benefit of other portfolios managed by the sub-advisers.

         The Trustees periodically review the Adviser's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the Series and review commissions paid by the Series over a period of time to determine if they are reasonable in relation to the benefit to the Series.

         Any portfolio transaction for a Series may be executed through brokers that are affiliated with the Trust, JNAM and/or sub-adviser, if, in the sub-adviser's judgment, the use of such affiliated brokers is likely to result in price and execution at least as favorable as those of other qualified brokers, and if, in the transaction, the affiliated broker charges the Series a commission rate consistent with those charged by the affiliated broker to comparable unaffiliated customers in similar transactions. All transactions with affiliated brokers will comply with Rule 17e-1 under the 1940 Act.

         There may be occasions when portfolio transactions for the Trust are executed as part of concurrent authorizations to purchase or sell the same security for trusts or other accounts served by affiliated companies of JNAM or the sub-advisers. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to the Trust, they are effected only when JNAM and the sub-advisers believe that to do so is in the interest of the Trust. When such concurrent authorizations occur the executions will be allocated in an equitable manner.

         For the fiscal year ended December 31, 2000, the JNL/Putnam Growth Series paid $26,941, the JNL/Putnam Value Equity Series paid $45,927, the JNL/Putnam Midcap Growth Series paid $2,182, the T. Rowe Price/JNL Established Growth Series paid $10,431 and the T. Rowe Price/JNL Value Series paid $663 in commissions to the Distributor under the Brokerage Enhancement Plan representing 4.87%, 7.66%, 5.36%, 1.98% and 1.67%, respectively, of the total commissions paid by such Series.

         During the periods indicated, the Series paid the following amounts in brokerage commissions:

                                                        Fiscal year ended
                                                           December 31,       Fiscal year ended      Fiscal year ended
                                                               2000           December 31, 1999      December 31, 1998

JNL/Alger Growth Series***                                   $700,298             $543,677                 $300,075
JNL/Alliance Growth Series*****                               122,018               16,815                    7,467
JNL/Eagle Core Equity Series****                              373,814              176,866                   70,878
JNL/Eagle SmallCap Equity Series****                          139,025               38,923                   59,117
JNL/J.P. Morgan International & Emerging
     Markets Series*****                                       36,830               16,988                   34,462
JNL/J.P. Morgan Enhanced S&P 500 Stock Index
     Series*                                                   17,874                3,495                        0
JNL/Janus Aggressive Growth Series**                          715,587              500,158                  194,347
JNL/Janus Balanced******                                       22,272                    0                        0
JNL/Janus Capital Growth Series**                             448,301              277,576                  209,026
JNL/Janus Global Equities Series**                          1,198,306              559,149                  487,399
JNL/Janus Growth & Income Series (formerly,
     Goldman Sachs/JNL Growth & Income
     Series)*****                                              33,480               23,133                   12,650
JNL/PIMCO Total Return Bond Series*****
                                                                2,071                  349                      275
JNL/Putnam Growth Series**                                    552,799              323,736                  169,997
JNL/Putnam International Equity Series
     (formerly, T. Rowe Price/JNL International
     Equity Investment Series)**
                                                              448,456               98,046                   87,777
JNL/Putnam Midcap Growth******                                 40,676                    0                        0
JNL/Putnam Value Equity Series**                              599,655              475,590                  249,514
Lazard/JNL Mid Cap Value Series*****                           49,043               23,907                   11,510
Lazard/JNL Small Cap Value Series*****                         28,978               12,644                    8,479
PPM America/JNL Balanced Series**                              82,330               73,565                   27,513
PPM America/JNL High Yield Bond Series**
                                                                    0                    0                    4,823
PPM America/JNL Money Market Series**
                                                                    0                    0                        0
Salomon Brothers/JNL Balanced Series*****
                                                                5,882                4,741                    2,066
Salomon Brothers/JNL Global Bond Series**
                                                                    0                    0                       32
Salomon Brothers/JNL High-Yield Bond Series*****
                                                                    0                    0                        0
Salomon Brothers/JNL U.S. Government and
     Quality Bond Series**                                          0                    0                        0
T. Rowe Price/JNL Established Growth Series**
                                                              526,787              420,664                  239,877
T. Rowe Price/JNL Mid-Cap Growth Series**
                                                              243,264              350,062                  195,160
T. Rowe Price/JNL Value******                                  39,783                    0                        0

* Commenced operations on May 16, 1999.
** Commenced operations on May 15, 1995.
*** Commenced operations on October 16, 1995.
**** Commenced operations on September 16, 1996.
***** Commenced operations on March 2, 1998.
****** Commenced operations on May 1, 2000.

         During the periods indicated, the Trust paid the following amounts in brokerage commissions to affiliated broker/dealers:

                                                      Period Ended          Period Ended           Period Ended
                                                    December 31, 2000    December 31, 1999      December 31, 1998
Name of Broker/Dealer
Fred Alger & Co., Inc.                          $       697,899.43     $       629,057.11     $       297,614.70
Goldman Sachs                                               289.00               1,142.73                 821.76
Jardine Fleming                                             953.45                 551.77                   0.00
Raymond James & Associates, Inc.                          5,428.20               7,281.60               4,700.00
Robert Fleming                                             1175.11               2,426.04               9,558.28

         Each of the broker/dealers listed above is affiliated with the Trust through a sub-adviser.

         The percentage of the Trust's aggregate brokerage commissions paid to affiliated broker/dealers during the period ended December 31, 2000 is as follows:

Broker/Dealer                           Percentage of Aggregate Commissions
Fred Alger & Co., Inc.                              10.86%
Goldman Sachs                                        .004%
Jardine Fleming                                      .015%
Raymond James & Associates, Inc.                     .084%
Robert Fleming                                       .018%

         As of December 31, 2000, the following Series owned securities of one of the Trust's regular broker/dealers:

                                                                                 Amount of
                                                                                Securities
Series                                          Broker/Dealer                     Owned

JNL/Alger Growth Series                Merrill Lunch, Pierce, Fenner & Smith     5,018,600
JNL/Alger Growth Series                Dreyfus Investment Services               4,379,938
JNL/Alliance Growth Series             CIT Group Holdings                        1,110,900
JNL/Alliance Growth Series             J.P. Morgan Securities Inc.                 132,400
JNL/Alliance Growth Series             Household Finance Corp.                   1,144,000

JNL/Alliance Growth Series             Merrill Lynch Pierce, Fenner & Smith        879,619
JNL/Alliance Growth Series             Morgan Stanley & Co. Inc.                   816,275
JNL/Alliance Growth Series             Dreyfus Investment Services               5,139,475
JNL/Eagle Small Cap Equity Series      Dreyfus Investment Services               4,962,538
JNL/Eagle Small Cap Equity Series      ITG, Inc.                                 2,087,500
JNL/Eagle Core Equity Series           Dreyfus Investment Services              10,648,427
JNL/Eagle Core Equity Series           Goldman Sachs & Co.                         620,238
JNL/Janus Aggressive Growth Series     CIT Group Holdings                       33,893,879
JNL/Janus Aggressive Growth Series     Dreyfus Investment Services                  73,473
JNL/Janus Balanced Series              Dreyfus Investment Services                  89,853
JNL/Janus Capital Growth Series        Dreyfus Investment Services                  24,619
JNL/Janus Capital Growth Series        CIT Group Holdings                       21,796,064
JNL/Janus Global Equities Series       CIT Group Holdings                       31,794,258
JNL/Janus Global Equities Series       Goldman Sachs & Co.                       1,120,705
JNL/Janus Growth & Income Series
(formerly, Goldman Sachs/JNL
   Growth & Income Series)             Dreyfus Investment Services                  71,686
JNL/Janus Growth & Income Series
 (formerly, Goldman Sachs/JNL
    Growth & Income Series)            Merrill Lynch Pierce, Fenner & Smith         25,207
JNL/J.P. Morgan International
   & Emerging Markets Series           Dreyfus Investment Services                 486,923
JNL/J.P. Morgan Enhanced S&P 500
   Stock Index                         Dreyfus Investment Services                 234,529
JNL/J.P. Morgan Enhanced S&P 500
   Stock Index                         CIT Group Holdings                           30,188
JNL/J.P. Morgan Enhanced S&P 500
   Stock Index                         Goldman, Sachs & Co.                        192,488
JNL/J.P. Morgan Enhanced S&P 500
   Stock Index                         Merrill Lynch Pierce, Fenner & Smith        163,650
JNL/J.P. Morgan Enhanced S&P 500
   Stock Index                         Morgan Stanley & Co. Inc.                     7,925
JNL/PIMCO Total Return Bond Series     Bear Stearns Asset Management Inc.          299,603
JNL/PIMCO Total Return Bond Series     Dreyfus Investment Services               1,488,730
JNL/PIMCO Total Return Bond Series     Goldman, Sachs & Co.                        117,619
JNL/PIMCO Total Return Bond Series     Merrill Lynch, Pierce, Fenner & Smith       250,675
JNL/PIMCO Total Return Bond Series     Morgan Stanley & Co. Inc.                   274,567
JNL/Putnam International Equity
   Series (formerly, T. Rowe Price/
   JNL International Equity
   Investment Series)                  Dreyfus Investment Services                     587
JNL/Putnam International Equity
   Series (formerly, T. Rowe Price/
   JNL International Equity
   Investment Series)                  J.P. Morgan Securities Inc.               7,863,000
JNL/Putnam Growth Series               Dreyfus Investment Services                     527
JNL/Putnam Growth Series               J.P. Morgan Securities Inc.              23,387,000

JNL/Putnam Growth Series               Merrill Lynch, Pierce, Fenner & Smith     4,841,313
JNL/Putnam Growth Series               Morgan Stanley & Co. Inc.                 5,579,200
JNL/Putnam Growth Series               State Street Brokerage Services           1,887,992
JNL/Putnam MidCap Growth Series        Dreyfus Investment Services                     606
JNL/Putnam MidCap Growth Series        SBC Warburg Dillon Read Inc.              1,878,000
JNL/Putnam Value Equity Series         Dreyfus Investment Services                   1,556
JNL/Putnam Value Equity Series         Goldman Sachs & Co.                       2,128,056

JNL/Putnam Value Equity Series         Merrill Lynch, Pierce, Fenner & Smith     3,641,213
JNL/Putnam Value Equity Series         SBC Warburg Dillon Read Inc.             20,455,000
Lazard/JNL Small Cap Value Series      Dreyfus Investment Services                 627,862
Lazard/JNL Mid Cap Value Series        Dreyfus Investment Services               1,010,941
PPM America/JNL Balanced Series        Dreyfus Investment Services                        627,876
PPM America/JNL High Yield Bond Series Dreyfus Investment Services                      6,901,790
PPM America/JNL High Yield Bond Series Household Finance                                3,599,350
PPM America/JNL Money Market Series    Merrill Lynch Pierce, Fenner & Smith             7,483,565
PPM America/JNL Money Market Series    CIT Group Holdings                               6,491,747
PPM America/JNL Money Market Series    Dreyfus Investment Services                          6,729
Salomon Brothers/JNL Balanced Series   Dreyfus Investment Services                            174
Salomon Brothers/JNL Balanced Series   Morgan Stanley & Co. Inc.                           78,844
Salomon Brothers/JNL Balanced Series   State Street Brokerage Services                    700,000
Salomon Brothers/JNL Balanced Series   SBC Warburg Dillon Read Inc.                       776,000
Salomon Brothers/JNL Global Bond
   Series                              Dreyfus Investment Services                            438
Salomon Brothers/JNL Global Bond
   Series                              Goldman Sachs & co.                                624,526
Salomon Brothers/JNL Global Bond
   Series                              Household Finance Corp.                            527,653
Salomon Brothers/JNL Global Bond
   Series                              Morgan Stanley & Co. Inc.                          630,750
Salomon Brothers/JNL Global Bond
   Series                              State Street Brokerage Services                  5,641,000
Salomon Brothers/JNL High Yield
   Bond Series                         Dreyfus Investment Services                            636
Salomon Brothers/JNL High Yield Bond
   Series                              State Street Brokerage Services                  3,498,000
Salomon Brothers/JNL U.S. Government
   & Quality Bond Series               Dreyfus Investment Services                            315
T. Rowe Price/JNL Established Growth
   Series                              Dreyfus Investment Services                      4,597,948
T. Rowe Price/JNL Established Growth
   Series                              Goldman Sachs & Co.                                802,031
T. Rowe Price/JNL Established Growth
   Series                              Morgan Stanley & Co. Inc.                        3,154,150
T. Rowe Price/JNL Established Growth
   Series                              State Street Brokerage Services                  1,838,308
T. Rowe Price/JNL Mid-cap Growth
   Series                              Dreyfus Investment Services                      1,315,170
T. Rowe Price/JNL Value Series         Dreyfus Investment Services                        392,331



Code of Ethics. To mitigate the possibility that a Series will be adversely affected by personal trading of employees, the Trust, JNAM and the sub-advisers have adopted Codes of Ethics under Rule 17j-1 of the 1940 Act. These Codes contain policies restricting securities trading in personal accounts of the portfolio managers and others who normally come into possession of information on portfolio transactions. These Codes comply, in all material respects, with the recommendations of the Investment Company Institute. Employees subject to the Code of Ethics may invest in securities for their own investment accounts, including securities that may be purchased or held by the Trust.

                  PURCHASES, REDEMPTIONS AND PRICING OF SHARES

         An insurance company may purchase shares of the Series at their respective net asset values, using premiums received with respect to Contracts issued by the company's separate accounts. These separate accounts are funded by shares of the Trust.

         All investments in the Trust are credited to the shareholder's account in the form of full and fractional shares of the designated Series (rounded to the nearest 1/1000 of a share). The Trust does not issue share certificates.

         As stated in the Prospectus, the net asset value (NAV) of a Series' shares is determined once each day on which the New York Stock Exchange (NYSE) is open (Business Day) at the close of the regular trading session of the Exchange (normally 4:00 p.m., Eastern Time, Monday through Friday). The NAV of a Series' shares is not determined on the days the NYSE is closed, which days generally are New Year's Day, Martin Luther King Jr. holiday, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

         The per share NAV of a Series is determined by dividing the total value of the securities and other assets, less liabilities, by the total number of shares outstanding. In determining NAV, securities listed on the national securities exchanges, the Nasdaq National Market and foreign markets are valued at the closing prices on such markets, or if such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Securities that are traded on the over-the-counter market are valued at their closing bid prices. Foreign securities and currencies are converted to U.S. dollars using exchange rates in effect at the time of valuation. A Series may determine the market value of individual securities held by it, by using prices provided by one or more professional pricing services which may provide market prices to other funds, or, as needed, by obtaining market quotations from independent broker-dealers. Short-term securities maturing within 60 days are valued on the amortized cost basis.

         Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each Business Day. In addition, European and Far Eastern securities trading generally or in a particular country or countries may not take place on all Business Days. Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days which are not Business Days and on which a Series' NAV is not calculated. A Series calculates NAV per share, and therefore effects sales, redemptions and repurchases of its shares, as of the close of the NYSE once on each day on which the NYSE is open. Such calculation does not take place contemporaneously with the determination of the prices of the majority of the foreign portfolio securities used in such calculation.

         For the PPM America/JNL Money Market Series, securities are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 under the 1940 Act. The net income of the PPM America/JNL Money Market Series is determined once each day, on which the NYSE is open, at the close of the regular trading session of the NYSE (normally 4:00 p.m., Eastern time, Monday through Friday). All the net income of the Series, so determined, is declared as a dividend to shareholders of record at the time of such determination. Shares purchased become entitled to dividends declared as of the first day following the date of investment. Dividends are distributed in the form of additional shares of the Series on the last business day of each month at the rate of one share (and fraction thereof) of the Series for each one dollar (and fraction thereof) of dividend income.

         For this purpose, the net income of the PPM America/JNL Money Market Series (from the time of the immediately preceding determination thereof) shall consist of: (a) all interest income accrued on the portfolio assets of the Series, (b) less all actual and accrued expenses, and (c) plus or minus net realized gains and losses on the assets of the Series determined in accordance with generally accepted accounting principles. Interest income includes discount earned (including both original issue and market discount) on discount paper accrued ratably to the date of maturity. Securities are valued at amortized cost which approximates market, which the Trustees have determined in good faith constitutes fair value for the purposes of complying with the 1940 Act.

         Because the net income of the PPM America/JNL Money Market Series is declared as a dividend each time the net income is determined, the net asset value per share (i.e., the value of the net assets of the Series divided by the number of shares outstanding) remains at one dollar per share immediately after each such determination and dividend declaration. Any increase in the value of a shareholder's investment in the Series, representing the reinvestment of dividend income, is reflected by an increase in the number of shares of the Series in its account. Pursuant to its objective of maintaining a fixed one dollar share price, the Series will not purchase securities with a remaining maturity of more than 397 days and will maintain a dollar-weighted average portfolio maturity of 90 days or less.

         The Trust may suspend the right of redemption for any Series only under the following unusual circumstances: (a) when the NYSE is closed (other than weekends and holidays) or trading is restricted; (b) when an emergency exists, making disposal of portfolio securities or the valuation of net assets not reasonably practicable; or (c) during any period when the Securities and Exchange Commission has by order permitted a suspension of redemption for the protection of shareholders.

                             ADDITIONAL INFORMATION

Description of Shares. The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of each Series and to divide or combine such shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Trust. Each share of a Series represents an equal proportionate interest in that Series with each other share. The Trust reserves the right to create and issue any number of Series of shares. In that case, the shares of each Series would participate equally in the earnings, dividends, and assets of the particular Series. Upon liquidation of a Series, shareholders are entitled to share pro rata in the net assets of such Series available for distribution to shareholders.

Voting Rights. Shareholders are entitled to one vote for each share held. Except for matters affecting a particular Series, as described below, all shares of the Trust have equal voting rights and may be voted in the election of Trustees and on other matters submitted to the vote of the shareholders. Shareholders' meetings ordinarily will not be held unless required by the 1940 Act. As permitted by Massachusetts law, there normally will be no shareholders' meetings for the purpose of electing Trustees unless and until such time as fewer than a majority of the Trustees holding office have been elected by shareholders. At that time, the Trustees then in office will call a shareholders' meeting for the election of Trustees. The Trustees must call a meeting of shareholders for the purpose of voting upon the removal of any Trustee when requested to do so by the record holders of 10% of the outstanding shares of the Trust. A Trustee may be removed after the holders of record of not less than two-thirds of the outstanding shares have declared that the Trustee be removed either by declaration in writing or by votes cast in person or by proxy. Except as set forth above, the Trustees shall continue to hold office and may appoint successor Trustees, provided that immediately after the appointment of any successor Trustee, at least two-thirds of the Trustees have been elected by the shareholders. Shares do not have cumulative voting rights. Thus, holders of a majority of the shares voting for the election of Trustees can elect all the Trustees.

         In matters affecting only a particular Series, the matter shall have been effectively acted upon by a majority vote of that Series even though: (1) the matter has not been approved by a majority vote of any other Series; or (2) the matter has not been approved by a majority vote of the Trust.

         Shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of the Trust. The risk of a shareholder incurring any financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations. The Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides that notice of the disclaimer must be given in each agreement, obligation or instrument entered into or executed by the Trust or Trustees. The Declaration of Trust provides for indemnification of any shareholder held personally liable for the obligations of the Trust and also provides for the Trust to reimburse the shareholder for all legal and other expenses reasonably incurred in connection with any such claim or liability.

         No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust. The Trustees may, however, amend the Declaration of Trust without the vote or consent of shareholders to:

          o designate Series of the Trust; or

          o change the name of the Trust; or

          o supply any omission, cure, correct, or supplement any ambiguous, defective, or inconsistent provision to conform the Declaration of Trust to the requirements of applicable federal or state regulations if they deem it necessary.

If not terminated by the vote or written consent of a majority of its outstanding shares, the Trust will continue indefinitely. Shares have no pre-emptive or conversion rights. Shares are fully paid and non-assessable.

Shareholder Inquiries. All inquiries regarding the Trust should be directed to the Trust at the telephone number or address shown on the back cover page of the Prospectus.

                                   TAX STATUS

         The Trust's policy is to meet the requirements of Subchapter M of the Internal Revenue Code. Each Series intends to distribute taxable net investment income and capital gains to shareholders in amounts that will avoid federal income or excise tax. In addition, each Series intends to comply with the diversification requirements of Code Section 817(h) related to the tax-deferred status of annuity and life insurance contracts issued by insurance company separate accounts. If any Series failed to qualify for treatment as a regulated investment company for any taxable year, (1) it would be taxed at corporate rates on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders, (2) the shareholders would treat all those distributions, including distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), as dividends (that is, ordinary income) to the extent of the Series' earnings and profits, and (3) most importantly, each insurance company separate account invested therein would fail to satisfy the diversification requirements of
Section 817(h), with the result that the variable annuity contracts supported by that account would no longer be eligible for tax deferral. In addition, the Series could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for regulated investment company treatment.

         All income dividends and capital gain distributions, if any, on Series shares are reinvested automatically in additional shares of the Series at the NAV determined on the first Business Day following the record date, unless otherwise requested by a shareholder.

         Each Series is treated as a separate corporation for purpose of the Code and, therefore, the assets, income, and distributions of each Series are considered separately for purposes of determining whether or not the Series qualifies as a regulated investment company.

                                JNL SERIES TRUST

                              Financial Statements


The financial statements of the JNL Series Trust for the year ended December 31, 2000 are incorporated by reference from the Trust's Annual Reports to shareholders which are available at no charge upon written or telephone request to the Trust at the address and telephone number set forth on the front page of this Statement of Additional Information.

                                       A-5
                                       A-1
                      APPENDIX A -- RATINGS OF INVESTMENTS

Moody's Investors Service, Inc.

Commercial Paper Ratings. The ratings Prime-1 and Prime-2 are the two highest commercial paper ratings assigned by Moody's Investors Service, Inc. (Moody's). Among the factors considered by it in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer-acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated Prime-1 or 2.

Bond Ratings.
    AAA. Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

    AA. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

    A. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

    BAA. Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

    BA. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

    B. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

    CAA. Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal and interest.

    CA. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

    C. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


Standard & Poor's Ratings Services

Issue Credit Ratings Definitions. A Standard & Poor's issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The issue credit rating is not a recommendation to purchase, sell, or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.

Issue credit ratings are based on current information furnished by the obligors or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform an audit in connection with any credit rating and may, on occasion, rely on unaudited financial information. Credit ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

Issue credit ratings can be either long-term or short-term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days - including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating. Medium-term notes are assigned long-term ratings.

Long-Term Issue Credit Ratings. Issue credit ratings are based, in varying degrees, on the following considerations:

          1. Likelihood of payment-capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

          2. Nature of and provisions of the obligation;

          3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

The issue rating definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation applies when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.) Accordingly, in the case of junior debt, the rating may not confirm exactly with the category definition.

    AAA. An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

    AA. An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

    A. An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

    BBB. An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

    Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

    BB. An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

    B. An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

    CCC. An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

    CC.  An obligation rated CC is currently highly vulnerable to nonpayment.

    C. The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

    D. An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

    Plus (+) or minus (-). The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

    r. This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk-such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

Short-Term Issue Credit Ratings.
    A-1. A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

    A-2. A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

    A-3. A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

    B. A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

    C. A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

    D. A short-term obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Local Currency and Foreign Currency Risks. Country risk considerations are a standard part of Standard & Poor's analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor's capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government's own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

                                JNL SERIES TRUST

                                     PART C
                                OTHER INFORMATION

Note: Items 23-30 have been answered with respect to all investment portfolios (Series) of the Registrant.

Item 23.  Exhibits

(a) Agreement and Declaration of Trust of Registrant dated June 1, 1994, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

(b) Amended and Restated By-laws of Registrant, incorporated by reference to Registrant's Post-Effective Amendment No. 7 filed with the Securities and Exchange Commission on September 13, 1996.

(c)  Not Applicable

(d) (1) Amended Investment Advisory and Management Agreement between Registrant and Jackson National Financial Services, Inc. dated August 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

     (2) Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Fred Alger Management, Inc. dated August 16, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

     (3) Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Janus Capital Corporation dated February 28, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

     (4) Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and PPM America, Inc. dated February 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

     (5) Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Rowe Price-Fleming International, Inc. dated February 20, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

     (6) Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Salomon Brothers Asset Management Inc dated February 8, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

     (7) Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and T. Rowe Price Associates, Inc. dated February 20, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

     (8) Amendment dated August 7, 1996 to Amended Investment Advisory and Management Agreement between Registrant and Jackson National Financial Services, Inc. dated August 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 7 filed with the Securities and Exchange Commission on September 13, 1996.

     (9) Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Eagle Asset Management, Inc. dated August 9, 1996, incorporated by reference to Registrant's Post-Effective Amendment No. 7 filed with the Securities and Exchange Commission on September 13, 1996.

     (10) Amendment dated August 21, 1996 to Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Janus Capital Corporation dated February 28, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 7 filed with the Securities and Exchange Commission on September 13, 1996.

     (11) Amendment dated April 18, 1997 to Amended Investment Advisory and Management Agreement between Registrant and Jackson National Financial Services, Inc. dated August 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 11 filed with the Securities and Exchange Commission on October 16, 1997.

     (12) Amendment dated April 18, 1997 to Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and PPM America, Inc. dated February 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 11 filed with the Securities and Exchange Commission on October 16, 1997.

     (13) Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Putnam Investment Management, Inc. dated April 22, 1997, incorporated by reference to Registrant's Post-Effective Amendment No. 11 filed with the Securities and Exchange Commission on October 16, 1997.

     (14) Amendment dated December 17, 1997 to Amended Investment Advisory and Management Agreement between Registrant and Jackson National Financial Services, Inc. dated August 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed with the Securities and Exchange Commission on January 16, 1998.

     (15) Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Alliance Capital Management L.P. dated December 17, 1997, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed with the Securities and Exchange Commission on January 16, 1998.

     (16) Amendment dated December 21, 1998 to Amended Investment Advisory and Management Agreement between the Registrant and Jackson National Financial Services, LLC dated August 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

     (17) Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Goldman Sachs Asset Management dated December 17, 1997, incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed with the Securities and Exchange Commission on March 27, 1998.

     (18) Sub-Advisory Agreement between Jackson National Financial Services, Inc. and J.P. Morgan Investment Management Inc. dated December 17, 1997, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed with the Securities and Exchange Commission on January 16, 1998.

     (19) Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Lazard Asset Management dated December 17, 1997, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed with the Securities and Exchange Commission on January 16, 1998.

     (20) Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Pacific Investment Management Company dated December 17, 1997, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed with the Securities and Exchange Commission on January 16, 1998.

     (21) Amendment dated December 17, 1997 to Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Salomon Brothers Asset Management Inc dated February 8, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed with the Securities and Exchange Commission on January 16, 1998.

     (22) Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Standard & Poor's Investment Advisory Services, Inc. dated March 2, 1998, incorporated by reference to Registrant's Post-Effective Amendment No. 14 filed with the Securities and Exchange Commission on May 1, 1998.

     (23) Amendment dated April 30, 1999 to Investment Sub-Advisory Agreement between Jackson National Financial Services, LLC and J.P. Morgan Investment Management, Inc. dated December 17, 1997, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

     (24) Amendment dated December 31, 1999 to Investment Sub-Advisory Agreement between Jackson National Financial Services, LLC and Standard & Poor's Investment Advisory Services, Inc. dated March 2, 1998, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

     (25) Sub-Advisory Agreement between Jackson National Financial Services, LLC and Pacific Investment Management Company dated March 14, 2000, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

     (26) Amendment dated February 10, 2000 to Amended Investment Advisory and Management Agreement between the Registrant and Jackson National Financial Services, LLC dated August 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

     (27) Amendment dated February 10, 2000 to Investment Sub-Advisory Agreement between Jackson National Financial Services, LLC and T. Rowe Price Associates, Inc. dated February 20, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

     (28) Amendment dated February 10, 2000 to Investment Sub-Advisory Agreement between Jackson National Financial Services, LLC and Putnam Investment Management, Inc. dated August 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

     (29) Amendment dated February 10, 2000 to Investment Sub-Advisory Agreement between Jackson National Financial Services, LLC and Janus Capital Corporation dated February 28, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

     (30) Form of Investment Advisory and Management Agreement between Registrant and Jackson National Financial Services, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.


     (31) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Fred Alger Management, Inc. dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

     (32) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Janus Capital Corporation dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

     (33) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and PPM America, Inc. dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

     (34) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Salomon Brothers Asset Management Inc dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

     (35) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and T. Rowe Price Associates, Inc. dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

     (36) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Eagle Asset Management, Inc. dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

     (37) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Putnam Investment Management, Inc. dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

     (38) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Alliance Capital Management L.P. dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

     (39) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and J.P. Morgan Investment Management Inc. dated January
     31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

     (40) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Lazard Asset Management dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

     (41) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Standard & Poor's Investment Advisory Services, Inc. dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

     (42) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Pacific Investment Management Company dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

     (43) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and OppenheimerFunds,Inc. dated April 25, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

     (44) Form of Investment Advisory and Management Agreement between Registrant and Jackson National Asset Management, LLC, dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

     (45) Amendment dated August 9, 2001, to the Investment Advisory and Management Agreement between the Registrant and Jackson National Asset Management, LLC dated January 31, 2001, attached hereto.

     (46) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and AIM Capital Management, Inc. dated August 9, 2001, attached hereto.


(e) (1) Amended Fund Participation Agreement between Registrant, Jackson National Life Insurance Company and Jackson National Separate Account I dated September 19, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

     (2) Amendment dated August 7, 1996 to Amended Fund Participation Agreement between JNL Series Trust, Jackson National Life Insurance Company and Jackson National Separate Account I dated September 19, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 7 filed with the Securities and Exchange Commission on September 13, 1996.

     (3) Amendment dated April 18, 1997 to Amended Fund Participation Agreement between JNL Series Trust, Jackson National Life Insurance Company and Jackson National Separate Account I dated September 19, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 11 filed with the Securities and Exchange Commission on October 16, 1997.

     (4) Fund Participation Agreement between Registrant, Jackson National Life Insurance Company and Jackson National Separate Account III dated March 16, 1998, incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed with the Securities and Exchange Commission on March 27, 1998.

     (5) Amendment dated March 16, 1998 to Amended Fund Participation Agreement between JNL Series Trust, Jackson National Life Insurance Company and Jackson National Separate Account I dated September 19, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed with the Securities and Exchange Commission on March 27, 1998.

     (6) Fund Participation Agreement between Registrant, Jackson National Life Insurance Company and Jackson National Separate Account V dated February 11, 1999, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

     (7) Fund Participation Agreement between Registrant, Jackson National Life Insurance Company of New York and JNLNY Separate Account I dated March 16, 1998, incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed with the Securities and Exchange Commission on March 27, 1998.

     (8) Fund Participation Agreement between Registrant, Jackson National Life Insurance Company of New York and JNLNY Separate Account II dated December 16, 1999, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

     (9) Form of Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

(f)  Not Applicable

(g) (1) Custodian Contract between Registrant and State Street Bank and Trust Company dated September 16, 1996, incorporated by reference to Registrant's Post-Effective Amendment No. 10 filed with the Securities and Exchange Commission on April 15, 1997.


     (2) Custody Contract between Registrant and Boston Safe deposit & Trust Company dated May 14, 1999, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

     (3) Custody  Contract  between  Registrant  and Boston Safe Deposit & Trust
     Company dated May 1, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

(h) (1) Administration Agreement between Registrant and Jackson National Financial Services, LLC dated January 1, 1999, incorporated by reference to Registrant's Post-Effective Amendment No. 17 filed with the Securities and Exchange Commission on March 1, 1999.

     (2) Amendmentdated February 10, 2000 to Administration Agreement between Registrant and Jackson National Financial Services, LLC dated January 1, 1999, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

     (3) Administration Agreement between Registrant and Jackson National Asset Management, LLC dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

     (4) Amendment dated August 9, 2001, to the Administration Agreement between Registrant and Jackson National Asset Management dated January 31, 2001, attached hereto.

(i)  Consent of Counsel, to be filed by amendment.

(j)  Consent  of   Auditors,   incorporated   by   reference   to   Registrant's
     Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.


(k)  Not Applicable

(l)  Not Applicable

(m)  (1)  Form  of  Brokerage Enhancement Plan, incorporated   by  reference  to
     Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

     (2) Amended Brokerage Enhancement Plan, attached hereto.

(n)  Not Applicable

(o)  Not Applicable

(p)  (1)  The  Registrant's  Code  of  Ethics,   incorporated  by  reference  to
     Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

     (2) Alliance Capital Management L.P. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

     (3) Eagle Asset Management, Inc. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.


     (4) Fred Alger Management, Inc. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 22 filed with the Securities and Exchange Commission on December 18, 2000.

     (5) J.P. Morgan Investment Management Inc. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000. (6) Janus Capital Corporation Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

     (7) Lazard Asset Management Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 22 filed with the Securities and Exchange Commission on December 18, 2000.

     (8) Pacific Investment Management Company Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

     (9) PPM America, Inc. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

     (10) Putnam Investment Management, Inc. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

     (11) Salomon Brothers Asset Management Inc Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 22 filed with the Securities and Exchange Commission on December 18, 2000.

     (12) Standard & Poor's Investment Advisory Services, Inc. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

     (13) T. Rowe Price Associates, Inc. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

     (14) OppenheimerFunds, Inc Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

     (15) The Registrant's Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

     (16) AIM Capital Management, Inc. Code of Ethics, attached hereto.


Item 24. Persons controlled by or under Common Control with Registrant.

     Jackson National Separate Account - I Jackson National Separate Account III Jackson National Separate Account V Jackson National Separate Account VI JNLNY Separate Account I JNLNY Separate Account II

Item 25. Indemnification.

     Article VIII of the Registrant's Agreement and Declaration of Trust provides that each of its Trustees and Officers (including persons who serve at the Registrant's request as directors, officers or trustees of another organization in which the Registrant has any interest as a shareholder, creditor or otherwise) (each, a "Covered Person") shall be indemnified by the Registrant against all liabilities and expenses that may be incurred by reason of being or having been such a Covered Person, except that no Covered Person shall be indemnified against any liability to the Registrant or its shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

     The foregoing indemnification arrangements are subject to the provisions of
     Section 17(h) of the Investment Company Act of 1940.

     Insofar as indemnification by the Registrant for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     In addition to the above indemnification, Jackson National Life Insurance Company extends its indemnification of its own officers, directors and employees to cover such persons' activities as officers, trustees or employees of the Registrant, and by separate agreement Jackson National Life Insurance Company has agreed to indemnify trustees of the Registrant who are not interested persons of the Registrant or its investment adviser.

Item 26. Business and Other Connections of Investment Adviser.


     Incorporated herein by reference from the Prospectus and Statement of Additional Information relating to the Trust are the following: the description of the business of Jackson National Asset Management, LLC ("JNAMLLC") contained in the section entitled "Management of the Trust" of the Prospectus, and the biographical information pertaining to Messrs. Hopping,Frauenheim, Meyer, Fritts, McLellan, McPherson and Nerud and Ms. Rhee, contained in the section entitled "Trustees and Officers of the Trust" and the description of JNFSLLC contained in the section entitled "Investment Adviser and Other Services" of the Statement of Additional Information.

Directors and Officers of JNAMLLC:

Name                       Address                    Principal Occupation

Andrew B. Hopping          1 Corporate Way            President, Managing
                           Lansing, MI 48951          Board Member
                                                      (1/01 to Present)

Mark D. Nerud              1 Corporate Way            Chief Financial Officer,
                           Lansing, MI 48951          Managing Board Member
                                                      (1/01 to Present)

Susan S. Rhee              1 Corporate Way            Secretary
                           Lansing, MI 48951          (1/01 to Present)


     Alliance Capital Management L.P., Eagle Asset Management, Inc., Fred Alger Management, Inc., Janus Capital Corporation, J.P. Morgan Investment Management Inc., Lazard Asset Management, OppenheimerFunds, Inc., Pacific Investment Management Company, PPM America, Inc., Putnam Investment Management, Inc., Salomon Brothers Asset Management Inc, Salomon Brothers Asset Management Limited, Standard & Poor's Investment Advisory Services, Inc., and T. Rowe Price Associates, Inc., the sub-advisers of certain series of the Trust, are primarily engaged in the business of rendering investment advisory services. Reference is made to the most recent Form ADV and schedules thereto on file with the Commission for a description of the names and employment of the directors and officers of the sub-advisers and other required information:

                                                                    File No.

          Alliance Capital Management L.P.                          801-32361
          Eagle Asset Management, Inc.                              801-21343
          Fred Alger Management, Inc.                               801-06709
          Janus Capital Corporation                                 801-13991
          J.P. Morgan Investment Management Inc.                    801-21011
          Lazard Asset Management                                   801-6568
          Pacific Investment Management Company                     801-48187
          PPM America, Inc.                                         801-40783
          Putnam Investment Management, Inc.                        801-7974
          Salomon Brothers Asset Management Inc                     801-32046
          Standard & Poor's Investment Advisory Services, Inc.      801-51431
          T. Rowe Price Associates, Inc.                            801-856
          Salomon Brothers Asset Management Limited                 801-43335
          OppenheimerFunds, Inc.


Item 27. Principal Underwriters.

     (a) Jackson National Life Distributors, Inc. acts as general distributor for the Registrant. Jackson National Life Distributors, Inc. also acts as general distributor for the Jackson National Separate Account - I, the Jackson National Separate Account III, the Jackson National Separate Account V, the JNLNY Separate Account I and the JNLNY Separate Account II.

     (b) Directors and Officers of Jackson National Life Distributors, Inc.:

         Name and                           Positions and Offices
         Business Address                   with Underwriter

         Michael A. Wells                   Director
         401 Wilshire Blvd.
         Suite 1200
         Santa Monica, CA 90401

         Clark Manning                      Director
         1 Corporate Way
         Lansing, Michigan 48951

         Andrew B. Hopping                  Director, Vice President,  Treasurer
         1 Corporate Way                    and Chief Financial Officer
         Lansing, MI  48951

         Clifford J. Jack                   President and Chief
         401 Wilshire Blvd.                 Executive Officer
         Suite 1200
         Santa Monica, California 90401

         Mark D. Nerud                      Chief Operating Officer,
         225 West Wacker Drive              Vice President and Assistant
         Suite 1200                         Treasurer
         Chicago, IL 60606

         Pam Aurbach                        Vice President - Index Products
         401 Wilshire Boulevard
         Suite 1200
         Santa Monica, CA 90401

         Willard Barrett                    Senior Vice President -
         3500 S. Blvd., Ste. 18B            Divisional Director West
         Edmond, OK 73013

         Kendall Best                       Vice President - Strategic
         401 Wilshire Boulevard             Relations
         Suite 1200
         Santa Monica, CA 90401

         Sean P. Blowers                    Vice President - Thrift
         401 Wilshire Boulevard             Products and Fixed Products
         Suite 1200
         Santa Monica, CA 90401

         Barry L. Bulakites                 Senior Vice President -
         401 Wilshire Blvd.                 Divisional Director
         Suite 1200
         Santa Monica, CA 90401

         Tori Bullen                        Vice President - Institutional
         401 Wilshire Boulevard             Marketing Group
         Suite 1200
         Santa Monica, CA 90401

         Scott Coomes                       Vice President - Life Products
         401 Wilshire Boulevard
         Suite 1200
         Santa Monica, CA 90401

         Jay A. Elliott                     Senior Vice President -
         10710 Midlothian Turnpike          Division Director Northeast
         Suite 301
         Richmond, VA 23235

         Steve Goldberg                     Assistant Vice President -
         401 Wilshire Boulevard             Annuity Support Unit
         Suite 1200
         Santa Monica, CA 90401

         Marlon G. Ignacio                  Assistant Vice President -
         401 Wilshire Boulevard             Technology Solutions
         Suite 1200
         Santa Monica, CA 90401

         Douglas K. Kinder                  Senior Vice President -
         1018 W. St. Maartens Dr.           Divisional Director Midwest
         St. Joseph, MO 64506

         Kurt Lemke                         Assistant Vice President -
         401 Wilshire Boulevard             Sales
         Suite 1200
         Santa Monica, CA 90401

         Stephanee Maxwell                  Vice President - Marketing
         401 Wilshire Boulevard             Communications (Registered Products)
         Suite 1200
         Santa Monica, CA 90401

         Michael McGlothlin                 Vice President
         401 Wilshire Boulevard
         Suite 1200
         Santa Monica, CA 90401

         Cheryl Munn                        Assistant Vice President -
         401 Wilshire Boulevard             Marketing - IMG Products
         Suite 1200
         Santa Monica, CA 90401

         Christine A. Pierce-Tucker         Senior Vice President -
         401 Wilshire Boulevard             Variable Products
         Suite 1200
         Santa Monica, CA 90401

         Stephen J. Pilger                  Vice President - Key Accounts
         401 Wilshire Blvd.
         Suite 1200
         Santa Monica, CA 90401

         Bradley J. Powell                  Vice President - Institutional
         1 Corporate Way                    Marketing Group
         Lansing, Michigan 48951

         Gregory B. Salsbury                Executive Vice President -
         401 Wilshire Blvd.                 Resource Development
         Suite 1200
         Santa Monica, CA 90401

         James L. Simon                     Director of Compliance
         1 Corporate Way                    and Secretary
         Lansing, Michigan 48951

         Greg Smith                         Assistant Vice President -
         401 Wilshire Boulevard             Information Technology
         Suite 1200
         Santa Monica, CA 90401

         Chad Taylor                        Assistant Vice President -
         401 Wilshire Boulevard             Sales
         Suite 1200
         Santa Monica, CA 90401

         Phil Wright                        Vice President - Marketing
         401 Wilshire Boulevard             Communications (Guaranteed Products)
         Suite 1200
         Santa Monica, CA 90401

         Scott Yessner                      Vice President - Business Solutions
         401 Wilshire Boulevard
         Suite 1200
         Santa Monica, CA 90401

         Kristina M. Zimmerman              Assistant Vice President -
         401 Wilshire Boulevard             Advanced Markets
         Suite 1200
         Santa Monica, CA 90401

* These directors and/or Officers are also trustees and/or officers of the Trust.

Item 28. Location of Accounts and Records

     Certain accounts, books and other documents required to be maintained pursuant to Rule 31a-1(b)(4), (5), (6), (7), (9), (10), and (11) are in the
     physical possession of the Registrant at 1 Corporate Way, Lansing, Michigan 48951; certain accounts, books and other documents required to be maintained pursuant to Rule 31a-1(b)(4), (5), (6), (7), (9), (10), and (11)
     are in the physical possession of the Registrant at 225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606; all other books, accounts and other documents required to be maintained under Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the physical possession of Boston Safe Deposit and Trust Company, One Boston Place, Boston, MA 02108.

Item 21. Management Services.

     Not Applicable.

Item 30. Undertakings.

     Not Applicable.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act and the Investment Company Act, the Trust certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Lansing and the State of Michigan on the 9th day of August 2001.


                JNL SERIES TRUST


                By: /s/ Andrew B. Hopping
                    ------------------------------------------------
                        Andrew B. Hopping
                        President, CEO and Trustee
                        by Thomas J. Meyer*


         Pursuant to the requirements of the Securities Act, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the date indicated.



/s/ Andrew B. Hopping                                           August 9, 2001
------------------------------------                            ---------------
Andrew B. Hopping                      President, CEO and
by Thomas J. Meyer*                    Trustee


/s/ Robert A. Fritts                                            August 9, 2001
------------------------------------                            ---------------
Robert A. Fritts                       Vice President,
by Thomas J. Meyer*                    Treasurer, CFO and Trustee


/s/ Joseph Frauenheim                                           August 9, 2001
------------------------------------                            ---------------
Joseph Frauenheim                      Trustee
by Thomas J. Meyer*


/s/ Richard McLellan                                            August 9, 2001
------------------------------------                            ---------------
Richard McLellan                       Trustee
by Thomas J. Meyer*

/s/ Peter McPherson                                             August 9, 2001
------------------------------------                            ---------------
Peter McPherson                        Trustee
by Thomas J. Meyer*




* Attorney In Fact

                                POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned as directors of JNL SERIES TRUST, a Massachusetts business trust, which has filed or will file with the Securities and Exchange Commission under the provisions of the Securities Act of 1933 and Investment Company Act of 1940, as amended, various Registration Statements and amendments thereto for the registration under said Acts of the sale of shares of beneficial interest of JNL Series Trust, hereby constitute and appoint Andrew B. Hopping, Thomas J. Meyer and Robert P. Saltzman, his attorney, with full power of substitution and resubstitution, for and in his name, place and stead, in any and all capacities to approve and sign such Registration Statements and any and all amendments thereto and to file the same, with all exhibits thereto and other documents, granting unto said attorneys, each of them, full power and authority to do and perform all and every act and thing requisite to all intents and purposes as he might or could do in person, hereby ratifying and confirming that which said attorneys, or any of them, may lawfully do or cause to be done by virtue hereof. This instrument may be executed in one or more counterparts.

IN WITNESS WHEREOF, the undersigned have herewith set their names as of the dates set forth below.


/s/ Andrew B. Hopping                                         January 2, 2001
--------------------------------------------                  ------------------
Andrew B. Hopping                                             Date


/s/ Robert A. Fritts                                           January 2, 2001
--------------------------------------------                  -----------------
Robert A. Fritts                                              Date


/s/ Joseph Frauenheim                                          January 2, 2001
--------------------------------------------                  -----------------
Joseph Frauenheim                                             Date


/s/ Richard McLellan                                           January 2, 2001
--------------------------------------------                  -----------------
Richard McLellan                                              Date


/s/ Peter McPherson                                            January 2, 2001
--------------------------------------------                  -----------------
Peter McPherson                                               Date

Exhibit List

Item 23.  Exhibits

     (45) Amendment dated August 9, 2001, to the Investment Advisory and Management Agreement between the Registrant and Jackson National Asset Management, LLC dated January 31, 2001, attached hereto as EX-99.23(d)45.

     (46) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and AIM Capital Management, Inc. dated August 9, 2001, attached hereto as EX-99.23(d)46.

     (h)(4) Amendment dated August 9, 2001, to the Administration Agreement between Registrant and Jackson National Asset Management dated January 31, 2001, attached hereto as EX-99.23(h)(4).

     (m)(2)   Amended   Brokerage   Enhancement   Plan,   attached   hereto   as
     EX-99.23(m)(2).

     (p)(16) AIM Capital Management, Inc. Code of Ethics, attached hereto as EX-99.23(p)(16).